As filed with the Securities and Exchange Commission on March 1, 2013

1933 Act Registration No. 2-75677

1940 Act File No. 811-03373

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x
Pre-Effective Amendment No. __	_
Post-Effective Amendment No. 76	x
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x
Amendment No. 77	x

(Check appropriate box or boxes.)

WESTCORE TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

David T. Buhler, Secretary

Westcore Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent of Service)

Copy to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

It is proposed that this filing will become effective (check appropriate box):

__	immediately upon filing pursuant to paragraph (b)
__	on (date) pursuant to paragraph (b)
__	60 days after filing pursuant to paragraph (a)(1)
☒	on April 30, 2013 pursuant to paragraph (a)(1)
__	75 days after filing pursuant to paragraph (a)(2)
__	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

__	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

PROSPECTUS

EQUITY & BOND FUNDS

Retail and Institutional Class

APRIL 30, 2013

TICKER SYMBOLS
	Retail	Institutional
Fund	Class	Class
WESTCORE EQUITY FUNDS
Westcore Growth Fund	WTEIX	WILGX
Westcore MIDCO Growth Fund	WTMGX	WIMGX
Westcore Select Fund	WTSLX	–
Westcore Blue Chip Fund	WTMVX	WIMVX
Westcore Mid-Cap Value Fund	WTMCX	–
Westcore Small-Cap Opportunity Fund	WTSCX	WISCX
Westcore Small-Cap Value Fund	WTSVX	WISVX
Westcore Micro-Cap Opportunity Fund	WTMIX	–
Westcore International Small-Cap Fund	WTIFX	–

WESTCORE BOND FUNDS
Westcore Flexible Income Fund	WTLTX	WILTX
Westcore Plus Bond Fund	WTIBX	WIIBX
Westcore Colorado Tax-Exempt Fund	WTCOX

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Westcore Funds are managed by Denver Investments.

The mountain logo together with “Westcore Funds Denver Investments” is a registered service mark of Denver Investments

SUMMARY SECTIONS

WESTCORE GROWTH FUND

Investment Objective

Westcore Growth Fund (the “Fund”) seeks to achieve long-term capital appreciation by investing primarily in common stocks of large companies selected for their growth potential.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Retail Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00	–
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%
Distribution (12b-1) Fees	None	None
Other Expenses
Acquired Fund Fees and Expenses(2)
Total Annual Fund Operating Expenses
Fee Waiver and Expense Reimbursement(1)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)

(1)

Denver Investments (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2013 until at least April 30, 2014, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.15% for the Fund’s Retail Class for such period. In addition, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level Other Expenses for the Institutional Class in the same proportion as the Retail Class waivers/reimbursements as well as reimburse the Institutional class-specific Other Expenses until at least April 30, 2014.

(2)

The Fund’s shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund’s prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retail Class
Institutional Class

WESTCORE GROWTH FUND (continued)

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was % of the average value of its portfolio.

Principal Investment Strategies of the Fund

  The Fund invests primarily in the common stock of large-cap companies. The portfolio management team identifies companies with market capitalizations of $2 billion and above at the time of purchase that the team believes possess a competitive advantage in the global marketplace, with the potential for high returns on capital and long-term growth.

  The team implements an investment strategy that is based on the belief that equity prices are correlated with earnings over time. The team develops in-house financial models that reflect its growth expectations and uses several methods to estimate the intrinsic worth of a business, with an emphasis on sector-specific valuation metrics. Through independent, fundamental research, the team seeks to identify catalysts it believes should lead to improving company fundamentals and/or accelerating growth.

  The team seeks to manage risk through its valuation discipline and in-depth fundamental research and portfolio structure. With respect to portfolio structure, the team maintains guidelines to typically maintain exposure to nearly all of the sectors within the benchmark and to limit the variance in exposure to a sector relative to the benchmark.

  The team adheres to key growth criteria to identify large-cap growth companies that it believes have sustainable competitive advantages. Key attributes the team looks for include superior management, dominant or increasing market share, established brand position, fundamental catalysts for additional growth, financial strength and flexibility, and operations in an attractive and growing industry. The team strives to fully understand the drivers of growth and profitability for each company and the dynamics of the industry in which a company operates.

  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

  Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund

  Risk of Loss. You could lose money by investing in the Fund.

  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices.

  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

WESTCORE GROWTH FUND (continued)

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

2003	30.07
2004	11.18
2005	6.23
2006	4.60
2007	22.48
2008	-45.33
2009	39.54
2010	15.26
2011	-0.64
2012

Highest Quarterly Return:            Lowest Quarterly Return:

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Average Annual Total Returns (for the Periods Ended December 31, 2012)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Growth Fund	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)

WESTCORE GROWTH FUND (continued)

	1 Year	Since Inception Institutional Class Only (September 28, 2007)
Institutional Class
Return Before Taxes
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)

Management

Investment Adviser

Denver Investments

Portfolio Managers

Name(s) of Portfolio Manager(s) and Title(s)	Date Began Managing the Fund
Ross G. Moscatelli, CFA Partner, Director of Large-Cap Growth Research – Denver Investments; Portfolio Manager of the Fund	April 14, 2004
Craig W. Juran, CFA Partner, Large-Cap Growth Research Analyst – Denver Investments; Portfolio Manager of the Fund	November 1, 2004

Purchase and Sale of Fund Shares

The minimum initial purchase is $2,500 for the Retail Class and $500,000 for the Institutional Class. The minimum subsequent purchase is $25 for the Retail Class (or $25 per month for automatic investment). There is no minimum subsequent purchase for Institutional Class. You may redeem shares of the Fund on any business day through the Fund’s website at www.westcore.com, by telephone at 800.392.CORE (2673), by regular mail at Westcore Funds, P.O. Box 44323, Denver, CO 80201-4323, or by a systematic withdrawal plan (must be multiples of $50, and can be accomplished monthly, quarterly, or annually).

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions of the Fund will be subject to federal income tax.

Financial Intermediary Compensation - Payments to Broker Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WESTCORE MIDCO GROWTH FUND

Investment Objective

Westcore MIDCO Growth Fund (the “Fund”) seeks to achieve long-term capital appreciation by investing primarily in medium-sized growth companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Retail Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00	–
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%
Distribution (12b-1) Fees	None	None
Other Expenses
Acquired Fund Fees and Expenses(2)
Total Annual Fund Operating Expenses
Fee Waiver and Expense Reimbursement(1)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)

(1)

Denver Investments (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2013 until at least April 30, 2014, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.15% for the Fund’s Retail Class for such period. In addition, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level Other Expenses for the Institutional Class in the same proportion as the Retail Class waivers/reimbursements as well as reimburse the Institutional class-specific Other Expenses until at least April 30, 2014.

(2)

The Fund’s shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund’s prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retail Class
Institutional Class

WESTCORE MIDCO GROWTH FUND (continued)

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was % of the average value of its portfolio.

Principal Investment Strategies of the Fund

  The Fund emphasizes investments in medium-sized companies that the team believes to have attractive growth prospects for earnings and/or cash flows.

  Under normal circumstances, the Fund invests at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in mid-cap companies.

  The Fund currently considers “mid-cap companies” to be those included in, or similar in size to those included in its benchmark index, the Russell Midcap Growth Index, at the time of purchase. The team typically maintains a range within the parameters of the benchmark index to further narrow the universe of mid-cap companies. As of the most recent “reconstitution” of the benchmark index on May 31, 2012, the benchmark capitalization range was $[     ] billion to $[      ] billion. As of March 31, 2013, the weighted average market capitalization of the benchmark index was approximately $[     ] billion as compared to approximately $[     ] billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.

  The Fund’s portfolio management team implements an investment strategy through a combination of quantitative sector-specific screening and independent fundamental research. The team constructs a portfolio designed to generate alpha primarily through stock selection.

  A proprietary valuation model is created for all potential investments in order to identify the key drivers of earnings and cash flow and to gauge embedded expectations implied in a stock’s current price. The team focuses its research on understanding what impacts these drivers and determining how its estimates differ from market expectations.

  With respect to portfolio structure, the team typically maintains guidelines to limit the variance in exposure to a sector relative to the benchmark.

  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

  Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target, certain objective criteria are met or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund

  Risk of Loss. You could lose money by investing in the Fund.

  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices.

  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

WESTCORE MIDCO GROWTH FUND (continued)

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

2003	41.19
2004	12.48
2005	4.64
2006	12.15
2007	11.37
2008	-44.92
2009	46.48
2010	30.19
2011	-7.20
2012

Highest Quarterly Return:            Lowest Quarterly Return:

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Average Annual Total Returns (for the Periods Ended December 31, 2012)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore MIDCO Growth Fund	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)

WESTCORE MIDCO GROWTH FUND (continued)

	1 Year	Since Inception Institutional Class Only (September 28, 2007)
Institutional Class
Return Before Taxes
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)

Management

Investment Adviser

Denver Investments

Portfolio Managers

Name(s) of Portfolio Manager(s) and Title(s)	Date Began Managing the Fund

Mitch S. Begun, CFA Partner, Director of Mid-Cap Growth Research – Denver Investments; Lead Portfolio Manager of the Fund	April 29, 2008
Adam C. Bliss Partner, Mid-Cap Growth Research Analyst – Denver Investments; Portfolio Manager of the Fund	April 29, 2008
Brian C. Fitzsimons, CFA Partner, Mid-Cap Growth Research Analyst – Denver Investments; Portfolio Manager of the Fund	April 30, 2010
Jeffrey J. Loehr, CFA Partner, Mid-Cap Growth Research Analyst – Denver Investments; Portfolio Manager of the Fund	April 29, 2008
F. Wiley Reed, CFA Partner, Mid-Cap Growth Research Analyst – Denver Investments; Lead Portfolio Manager of the Fund	June 1, 2005

Other Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

The minimum initial purchase is $2,500 for the Retail Class and $500,000 for the Institutional Class. The minimum subsequent purchase is $25 for the Retail Class (or $25 per month for automatic investment). There is no minimum subsequent purchase for Institutional Class. You may redeem shares of the Fund on any business day through the Fund’s website at www.westcore.com, by telephone at 800.392.CORE (2673), by regular mail at Westcore Funds, P.O. Box 44323, Denver, CO 80201-4323, or by a systematic withdrawal plan (must be multiples of $50, and can be accomplished monthly, quarterly, or annually).

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions of the Fund will be subject to federal income tax.

Financial Intermediary Compensation - Payments to Broker Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WESTCORE SELECT FUND

Investment Objective

Westcore Select Fund (the “Fund”) seeks to achieve long-term growth of capital through a limited number of investments in primarily medium-sized companies selected for their growth potential.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Retail Class
Shareholder Fees (fees paid directly from your investment)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses
Acquired Fund Fees and Expenses(2)
Total Annual Fund Operating Expenses
Fee Waiver and Expense Reimbursement(1)
Total Annual Fund Operating Expense After Fee Waiver and Expenses Reimbursement(1)

(1)

Denver Investments (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2013 until at least April 30, 2014, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.15% for the Fund’s Retail Class for such period.

(2)

The Fund’s shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund’s prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retail Class

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was % of the average value of its portfolio.

WESTCORE SELECT FUND (continued)

Principal Investment Strategies of the Fund

  The Fund invests in the common stock of 20-35 companies that the team believes have attractive growth prospects.

  The Fund invests primarily in mid-cap companies but may also invest in smaller market capitalization companies. Shareholders should expect the Fund to have a significant overlap with the investments held in the MIDCO Growth Fund.

  The Fund currently considers “medium-sized companies” to be companies whose market capitalizations, at the time of purchase, are similar in size to those included in its benchmark index, the Russell Midcap Growth Index. The team maintains a specific range to further narrow the universe of mid cap companies which is within the parameters of the benchmark index range. As of the most recent “reconstitution” of the benchmark index on May 31, 2012, the benchmark capitalization range was $[     ] billion to $[     ] billion. A specific range for the smaller cap companies is also defined by the Fund’s portfolio management team. As of March 31, 2013, the weighted average market capitalization of the benchmark index was approximately $[     ] billion as compared to approximately $[     ] billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.

  The Fund’s portfolio management team implements an investment strategy through a combination of quantitative sector-specific screening and independent fundamental research. The team constructs a portfolio designed to generate alpha primarily through stock selection.

  A proprietary valuation model is created for all potential investments in order to identify the key drivers of earnings and cash flow and to gauge embedded expectations implied in a stock’s current price. The team focuses its research on understanding what impacts these drivers and determining how its estimates differ from market expectations.

  With respect to portfolio structure, the team maintains exposure to several sectors, however due to the limited number of holdings in the Fund, it is expected that the variance in sector weights as compared to the benchmark may be significant. The team maintains guidelines to monitor this variance.

  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

  Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target, certain objective criteria are met or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund

  Risk of Loss. You could lose money by investing in the Fund.

  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices.

  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

  Non-Diversification Risk. The Fund is non-diversified. This means it may invest in fewer investments than diversified funds. These investments may react similarly to certain negative market or industry conditions. Also the appreciation or depreciation of a single stock may have a greater impact on the net asset value than if the Fund held a greater number of issues. Therefore, the Fund may be more volatile than diversified funds.

  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

WESTCORE SELECT FUND (continued)

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

2003	19.87
2004	17.75
2005	7.92
2006	18.75
2007	15.25
2008	-34.35
2009	41.08
2010	30.55
2011	-10.61
2012

Highest Quarterly Return:            Lowest Quarterly Return:

Average Annual Total Returns (for the Periods Ended December 31, 2012)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Select Fund	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)

WESTCORE SELECT FUND (continued)

Management

Investment Adviser

Denver Investments

Portfolio Managers

Name(s) of Portfolio Manager(s) and Title(s)	Date Began Managing the Fund

Mitch S. Begun, CFA Partner, Director of Mid-Cap Growth Research – Denver Investments; Lead Portfolio Manager of the Fund	April 30, 2010
Adam C. Bliss Partner, Mid-Cap Growth Research Analyst – Denver Investments; Portfolio Manager of the Fund	April 30, 2010
Brian C. Fitzsimons, CFA Partner, Mid-Cap Growth Research Analyst – Denver Investments; Portfolio Manager of the Fund	April 30, 2010
Jeffrey J. Loehr, CFA Partner, Mid-Cap Growth Research Analyst – Denver Investments; Portfolio Manager of the Fund	April 30, 2010
F. Wiley Reed, CFA Partner, Mid-Cap Growth Research Analyst – Denver Investments; Lead Portfolio Manager of the Fund	April 30, 2010

Other Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

The minimum initial purchase is $2,500 for the Retail Class. The minimum subsequent purchase is $25 for the Retail Class (or $25 per month for automatic investment). You may redeem shares of the Fund on any business day through the Fund’s website at www.westcore.com, by telephone at 800.392.CORE (2673), by regular mail at Westcore Funds, P.O. Box 44323, Denver, CO 80201-4323, or by a systematic withdrawal plan (must be multiples of $50, and can be accomplished monthly, quarterly, or annually).

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions of the Fund will be subject to federal income tax.

Financial Intermediary Compensation - Payments to Broker Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WESTCORE BLUE CHIP FUND

Investment Objective

Westcore Blue Chip Fund (the “Fund”) seeks to achieve long-term capital appreciation  primarily through investments in  large, well-established dividend paying companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Retail Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00	–
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%
Distribution (12b-1) Fees	None	None
Other Expenses
Acquired Fund Fees and Expenses(2)
Total Annual Fund Operating Expenses
Fee Waiver and Expense Reimbursement(1)
Total Annual Fund Operating Expense After Fee Waiver and Expenses Reimbursement(1)

(1)

Denver Investments (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2013 until at least April 30, 2014, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.15% for the Fund’s Retail Class for such period. In addition, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level Other Expenses for the Institutional Class in the same proportion as the Retail Class waivers/reimbursements as well as reimburse the Institutional class-specific Other Expenses until at least April 30, 2014.

(2)

The Fund’s shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund’s prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retail Class
Institutional Class

WESTCORE BLUE CHIP FUND (continued)

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was % of the average value of its portfolio.

Principal Investment Strategies of the Fund

  The Fund emphasizes investments in global,  large-cap, well-established dividend paying companies that meets the team's investment criteria  based on various financial measures/ratios and have improving business prospects due to strong company and industry dynamics. The portfolio managers seek to optimize the portfolio based on the company's ability to grow their dividend while also taking into account the valuation of the company.

  Under normal circumstances, the Fund will maintain at least eighty percent (80%) of the value of the Fund's net assets, plus any borrowing for investment purposes, in large, well-established, dividend paying companies, as measured at the time of purchase.

  The Fund currently considers “large, well-established” companies to be those with a market capitalization of at least $5 billion at the time of purchase  with a record, together with predecessors, equal to or greater than three years of continuous operation. Large companies may benefit from attributes such as market dominance, substantial financial resources and the opportunity to be global leaders in their industries. These characteristics may result in increased stability for the company and a lower-risk investment for the Fund than smaller companies.

  The team believes that the combination of proprietary quantitative screening and independent fundamental analysis provides an information advantage that is critical to exploiting market inefficiencies. Through this approach, the team seeks to identify and thoroughly assess the ability of companies to pay and consistently grow their dividend..

  The team researches companies where the historical consistency and fundamental improvement in free cash flow appears sustainable. It seeks to develop an  understanding of the economics of the business and sustainability of a company’s competitive advantage.

  With respect to portfolio structure, the team seeks to achieve a balance between current yield, dividend growth and capital preservation without regard to country or sector limitations. The number of holdings is expected to be typically 25-30 stocks.

  The Fund can invest in securities of companies whose stock is traded on U.S. or foreign markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

  The Fund considers “foreign companies” to include those domiciled outside of the United States or with the principal trading market of their securities outside of the United States.

  The team may invest in forward currency contracts to eliminate the portfolio's exposure to different foreign currencies.

  Stocks may be sold when business fundamentals and/or dividend growth prospects  have changed  or its stock price has achieved the team’s valuation target. The stock may also be sold if  better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund

  Risk of Loss. You could lose money by investing in the Fund.

  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices.

  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

   Foreign Exposure Risk. The Fund may invest in non-U.S. traded securities. There are risks and costs involved in investing in non-U.S. traded securities which are in addition to the usual risks inherent in securities that trade on a U.S. exchange. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market or developing country and may be different from or greater than the risks associated with investing in developed countries. These risks may include, but are not limited to, higher transaction costs, the imposition of additional foreign taxes, less market liquidity, security registration requirements and less comprehensive security settlement procedures and regulations, significant currency devaluation relative to the U.S. dollar, restrictions on the Fund’s ability to repatriate investment income or capital, less government regulation and supervision, less public information, less economic, political and social stability and adverse changes in diplomatic relations between the United States and that foreign country.

  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

WESTCORE BLUE CHIP FUND (continued)

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

2003	26.68
2004	12.65
2005	7.76
2006	12.19
2007	3.13
2008	-36.24
2009	29.87
2010	3.99
2011	5.19
2012

Highest Quarterly Return:            Lowest Quarterly Return:

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Average Annual Total Returns (for the Periods Ended December 31, 2012)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Blue Chip Fund	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)

WESTCORE BLUE CHIP FUND (continued)

	1 Year	Since Inception Institutional Class Only (September 28, 2007)
Institutional Class
Return Before Taxes
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)

Management

Investment Adviser

Denver Investments

Portfolio Managers

Name(s) of Portfolio Manager(s) and Title(s)	Date Began Managing the Fund
Kris B. Herrick, CFA Partner, Director of Value Research – Denver Investments; Portfolio Manager of the Fund	October 1, 2002
Mark M. Adelmann, CFA, CPA Partner, Value Research Analyst – Denver Investments; Portfolio Manager of the Fund	June 3, 2002
Derek R. Anguilm, CFA Partner, Value Research Analyst – Denver Investments; Portfolio Manager of the Fund	October 1, 2003
Troy Dayton, CFA Partner, Value Research Analyst – Denver Investments; Portfolio Manager of the Fund	October 1, 2002
Lisa Z. Ramirez, CFA Partner, Value Research Analyst – Denver Investments; Portfolio Manager of the Fund	April 30, 2009

Other Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

The minimum initial purchase is $2,500 for the Retail Class and $500,000 for the Institutional Class. The minimum subsequent purchase is $25 for the Retail Class (or $25 per month for automatic investment). There is no minimum subsequent purchase for Institutional Class. You may redeem shares of the Fund on any business day through the Fund’s website at www.westcore.com, by telephone at 800.392.CORE (2673), by regular mail at Westcore Funds, P.O. Box 44323, Denver, CO 80201-4323, or by a systematic withdrawal plan (must be multiples of $50, and can be accomplished monthly, quarterly, or annually).

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions of the Fund will be subject to federal income tax.

Financial Intermediary Compensation - Payments to Broker Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WESTCORE MID-CAP VALUE FUND

Investment Objective

Westcore Mid-Cap Value Fund (the “Fund”) seeks to achieve long-term capital appreciation by investing primarily in dividend paying, medium-sized companies whose stocks appear to be undervalued.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Retail Class
Shareholder Fees (fees paid directly from your investment)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses
Acquired Fund Fees and Expenses(2)
Total Annual Fund Operating Expenses
Fee Waiver and Expense Reimbursement(1)
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement(1)

(1)

Denver Investments (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2013 until at least April 30, 2014, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.25% for the Fund’s Retail Class for such period.

(2)

The Fund’s shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund’s prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retail Class

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was % of the average value of its portfolio.

WESTCORE MID-CAP VALUE FUND (continued)

Principal Investment Strategies of the Fund

  The Fund emphasizes investments in dividend paying, medium-sized companies that the teams believes to be undervalued based on various financial measures/ratios with improving business prospects due to strong company and industry dynamics.

  Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in mid-cap dividend paying companies.

  The Fund currently considers “mid-cap companies” to be those included in, or similar in size to those included in its benchmark index, the Russell Midcap Value Index, at the time of purchase. As of the most recent “reconstitution” of the benchmark index on May 31, 2012, the benchmark capitalization range was $[      billion to $[       billion. As of March 31, 2013, the weighted average market capitalization of the benchmark index was approximately $[     ] billion as compared to approximately $[     ] billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.

  The Fund’s portfolio management team implements an investment strategy that is based on the belief that the market rewards companies over time for their free cash flow rather than their reported earnings. The strategy utilizes a bottom-up approach, which is grounded in independent fundamental research. The team seeks to invest in companies where the future free cash flow and return-on-invested-capital appear to be undervalued by the market. The team constructs a diversified portfolio designed to generate alpha primarily through stock selection.

  The team believes that the combination of proprietary, sector-specific quantitative screening and independent fundamental analysis provides an information advantage that is critical to exploiting market inefficiencies. Through this approach, the team seeks to identify and thoroughly assess the key value-creating drivers for a company.

  The team researches companies where the early fundamental improvement in free cash flow appears sustainable and not yet recognized by the market. It seeks to develop an in-depth understanding of the economics of the business and sustainability of a company’s competitive advantage by speaking to sources that “touch” the product(s) or service(s) including customers, suppliers, competitors and other industry contacts.

  Investing in cash-generative companies at attractive valuations is the goal of the team’s process. The team values companies based primarily on a proprietary discounted cash flow model using estimates derived from its proprietary research. The team seeks to manage risk through its valuation discipline and through in-depth fundamental research and portfolio structure.

  With respect to portfolio structure, the team maintains guidelines to typically limit the variance in exposure to a sector relative to the benchmark.

  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

  Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund

  Risk of Loss. You could lose money by investing in the Fund.

  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices.

  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

WESTCORE MID-CAP VALUE FUND (continued)

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

2003	38.51
2004	20.71
2005	15.97
2006	12.15
2007	1.66
2008	-42.38
2009	31.95
2010	20.18
2011	-0.02
2012

Highest Quarterly Return:            Lowest Quarterly Return:

Average Annual Total Returns (for the Periods Ended December 31, 2012)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Mid-Cap Value Fund	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)

WESTCORE MID-CAP VALUE FUND (continued)

Management

Investment Adviser

Denver Investments

Portfolio Managers

Name(s) of Portfolio Manager(s) and Title(s)	Date Began Managing the Fund
Kris B. Herrick, CFA Partner, Director of Value Research – Denver Investments; Portfolio Manager of the Fund	October 1, 2002
Mark M. Adelmann, CFA, CPA Partner, Value Research Analyst – Denver Investments; Portfolio Manager of the Fund	October 1, 2002
Derek R. Anguilm, CFA Partner, Value Research Analyst – Denver Investments; Portfolio Manager of the Fund	October 1, 2003
Troy Dayton, CFA Partner, Value Research Analyst – Denver Investments; Portfolio Manager of the Fund	October 1, 2002
Lisa Z. Ramirez, CFA Partner, Value Research Analyst – Denver Investments; Portfolio Manager of the Fund	April 30, 2009

Other Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

The minimum initial purchase is $2,500 for the Retail Class. The minimum subsequent purchase is $25 for the Retail Class (or $25 per month for automatic investment). You may redeem shares of the Fund on any business day through the Fund’s website at www.westcore.com, by telephone at 800.392.CORE (2673), by regular mail at Westcore Funds, P.O. Box 44323, Denver, CO 80201-4323, or by a systematic withdrawal plan (must be multiples of $50, and can be accomplished monthly, quarterly, or annually).

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions of the Fund will be subject to federal income tax.

Financial Intermediary Compensation - Payments to Broker Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WESTCORE SMALL-CAP OPPORTUNITY FUND

Investment Objective

Westcore Small-Cap Opportunity Fund (the “Fund”) seeks to achieve long-term capital appreciation primarily through investments in companies with small capitalizations whose stocks appear to be undervalued.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Retail Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00	–
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	None	None
Other Expenses
Acquired Fund Fees and Expenses(2)
Total Annual Fund Operating Expenses
Fee Waiver and Expense Reimbursement(1)
Total Annual Fund Operating Expense After Fee Waiver and Expenses Reimbursement(1)

(1)

Denver Investments (the “Adviser”) contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2013 until at least April 30, 2014, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.30% for the Fund’s Retail Class for such period. In addition, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level Other Expenses for the Institutional Class in the same proportion as the Retail Class waivers/reimbursements as well as reimburse the Institutional class-specific Other Expenses until at least April 30, 2014.

(3)

The Fund’s shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund’s prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retail Class
Institutional Class

WESTCORE SMALL-CAP OPPORTUNITY FUND (continued)

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was % of the average value of its portfolio.

Principal Investment Strategies of the Fund

  The Fund emphasizes investments in small-cap companies that the team believes to be undervalued based on various financial measures/ratios with improving business prospects due to strong company and industry dynamics.

  Small companies may benefit from factors such as new products and services and more entrepreneurial management than larger companies. Small company stocks typically have higher return/risk potential than larger company stocks.

  Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in small-cap companies.

  The Fund currently considers “small-cap companies” to be those included in, or similar in size to those included in its benchmark index, the Russell 2000 Index, at the time of purchase. As of the most recent “reconstitution” of the benchmark index on May 31, 2012, the benchmark capitalization range was $[      ] million to $[     ] billion. As of March 31, 2013, the weighted average market capitalization for the benchmark index was approximately $[      ]billion as compared to approximately $[      ] billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.

  The Fund’s portfolio management team implements an investment strategy that is based on the belief that the market rewards companies over time for their free cash flow rather than their reported earnings. The strategy utilizes a bottom-up approach, which is grounded in independent fundamental research. The team seeks to invest in companies where the future free cash flow and return-on-invested-capital appear to be undervalued by the market. The team constructs a diversified portfolio designed to generate alpha primarily through stock selection.

  The team believes that the combination of proprietary, sector-specific quantitative screening and independent fundamental analysis provides an information advantage that is critical to exploiting market inefficiencies. Through this approach, the team seeks to identify and thoroughly assess the key value-creating drivers for a company.

  The team researches companies where the early fundamental improvement in free cash flow appears sustainable and not yet recognized by the market. It seeks to develop an in-depth understanding of the economics of the business and sustainability of a company’s competitive advantage by speaking to sources that “touch” the product(s) or service(s) including customers, suppliers, competitors and other industry contacts.

  Investing in cash-generative companies at attractive valuations is the goal of the team’s process. The team values companies based primarily on a proprietary discounted cash flow model using estimates derived from its proprietary research. The team seeks to manage risk through its valuation discipline and through in-depth fundamental research and portfolio structure.

  With respect to portfolio structure, the team maintains guidelines to typically limit the variance in exposure to a sector relative to the benchmark.

  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

  Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund

  Risk of Loss. You could lose money by investing in the Fund.

  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices.

  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

  Small Company Risk. The Fund is also subject to the general risk that the stocks of smaller and newer companies can involve greater risks than those associated with larger, more established companies. Small-cap company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Small-cap companies in which the Funds may invest typically lack of financial resources, product diversification and competitive strengths of larger companies which may cause the value of the Funds to be more volatile.

  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

WESTCORE SMALL-CAP OPPORTUNITY FUND (continued)

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

2003	40.31
2004	22.45
2005	5.14
2006	16.23
2007	-3.33
2008	-35.90
2009	28.49
2010	20.77
2011	-3.95
2012

Highest Quarterly Return:            Lowest Quarterly Return:

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Average Annual Total Returns (for the Periods Ended December 31, 2012)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns to the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Small-Cap Opportunity Fund	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)

WESTCORE SMALL-CAP OPPORTUNITY FUND (continued)

	1 Year	Since Inception Institutional Class Only (September 28, 2007)
Institutional Class
Return Before Taxes
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)

Management

Investment Adviser

Denver Investments

Portfolio Managers

Name(s) of Portfolio Manager(s) and Title(s)	Date Began Managing the Fund
Kris B. Herrick, CFA Partner, Director of Value Research – Denver Investments; Portfolio Manager of the Fund	October 1, 2002
Mark M. Adelmann, CFA, CPA Partner, Value Research Analyst – Denver Investments; Portfolio Manager of the Fund	October 1, 2002
Derek R. Anguilm, CFA Partner, Value Research Analyst – Denver Investments; Portfolio Manager of the Fund	October 1, 2003
Troy Dayton, CFA Partner, Value Research Analyst – Denver Investments; Portfolio Manager of the Fund	October 1, 2002
Lisa Z. Ramirez, CFA Partner, Value Research Analyst – Denver Investments; Portfolio Manager of the Fund	April 30, 2009

Other Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

The minimum initial purchase is $2,500 for the Retail Class and $500,000 for the Institutional Class. The minimum subsequent purchase is $25 for the Retail Class (or $25 per month for automatic investment). There is no minimum subsequent purchase for Institutional Class. You may redeem shares of the Fund on any business day through the Fund’s website at www.westcore.com, by telephone at 800.392.CORE (2673), by regular mail at Westcore Funds, P.O. Box 44323, Denver, CO 80201-4323, or by a systematic withdrawal plan (must be multiples of $50, and can be accomplished monthly, quarterly, or annually).

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions of the Fund will be subject to federal income tax.

Financial Intermediary Compensation - Payments to Broker Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WESTCORE SMALL-CAP VALUE FUND

Investment Objective

Westcore Small-Cap Value Fund (the “Fund”) seeks to achieve long-term capital appreciation primarily through investments in dividend paying companies with small capitalizations whose stocks appear to be undervalued.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Retail Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00	–
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	None	None
Other Expenses
Acquired Fund Fees and Expenses(2)
Total Annual Fund Operating Expenses
Fee Waiver and Expense Reimbursement(1)
Total Annual Fund Operating Expense After Fee Waiver and Expenses Reimbursement(1)

(1)

Denver Investments (the “Adviser”) contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2013 until at least April 30, 2014, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.30% for the Fund’s Retail Class for such period. In addition, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level Other Expenses for the Institutional Class in the same proportion as the Retail Class waivers/reimbursements as well as reimburse the Institutional class-specific Other Expenses until at least April 30, 2014.

(2)

The Fund’s shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund’s prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your costs may be higher or lower, based on these assumptions your actual costs would be:

	One Year	Three Years	Five Years	Ten Years
Retail Class
Institutional Class

WESTCORE SMALL-CAP VALUE FUND (continued)

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was % of the average value of its portfolio.

Principal Investment Strategies of the Fund

  The Fund emphasizes investments in dividend paying, small-cap companies that the team believes to be undervalued based on various financial measures/ratios with improving business prospects due to strong company and industry dynamics.

  Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in small-cap companies.

  The Fund currently considers “small-cap companies” to be those included in, or similar in size to those included in its benchmark index, the Russell 2000 Value Index, at the time of purchase. As of the most recent “reconstitution” of the benchmark index on May 31, 2012, the benchmark capitalization range was $[     ] million to $[      ] billion. As of March 31, 2013, the weighted average market capitalization of the benchmark index was approximately $[      ] billion as compared to approximately $[      ] billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.

  The Fund’s portfolio management team implements an investment strategy that is based on the belief that the market rewards companies over time for their free cash flow rather than their reported earnings. The strategy utilizes a bottom-up approach, which is grounded in independent fundamental research. The team seeks to invest in companies where the future free cash flow and return-on-invested-capital appear to be undervalued by the market. The team constructs a diversified portfolio designed to generate alpha primarily through stock selection.

  The team believes that the combination of proprietary, sector-specific quantitative screening and independent fundamental analysis provides an information advantage that is critical to exploiting market inefficiencies. Through this approach, the team seeks to identify and thoroughly assess the key value-creating drivers for a company.

  The team researches companies where the early fundamental improvement in free cash flow appears sustainable and not yet recognized by the market. It seeks to develop an in-depth understanding of the economics of the business and sustainability of a company’s competitive advantage by speaking to sources that “touch” the product(s) or service(s) including customers, suppliers, competitors and other industry contacts.

  Investing in cash-generative companies at attractive valuations is the goal of the team’s process. The team values companies based primarily on a proprietary discounted cash flow model using estimates derived from its proprietary research. The team seeks to manage risk through its valuation discipline and through in-depth fundamental research and portfolio structure.

  With respect to portfolio structure, the team maintains guidelines to typically limit the variance in exposure to a sector relative to the benchmark.

  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

  Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target or better relative investment opportunities have been identified.

Principal Risks of Investment in the Fund

  Risk of Loss. You could lose money by investing in the Fund.

  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices.

  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

  Small Company Risk. The Fund is also subject to the general risk that the stocks of smaller and newer companies can involve greater risks than those associated with larger, more established companies. Small-cap company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Small-cap companies in which the Funds may invest typically lack of financial resources, product diversification and competitive strengths of larger companies which may cause the value of the Funds to be more volatile.

  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

WESTCORE SMALL-CAP VALUE FUND (continued)

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since inception for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

2005	4.45
2006	23.54
2007	-3.38
2008	-33.57
2009	22.08
2010	27.03
2011	-0.31
2012

Highest Quarterly Return:            Lowest Quarterly Return:

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Average Annual Total Returns (for the Periods Ended December 31, 2012)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns to the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Small-Cap Value Fund	1 Year	5 Years	Since Inception Retail Class Only (December 13, 2004)
Retail Class
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)

WESTCORE SMALL-CAP VALUE FUND (continued)

	1 Year	Since Inception Institutional Class Only (September 28, 2007)
Institutional Class
Return Before Taxes
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)

Management

Investment Adviser

Denver Investments

Portfolio Managers

Name(s) of Portfolio Manager(s) and Title(s)	Date Began Managing the Fund
Kris B. Herrick, CFA Partner, Director of Value Research – Denver Investments; Portfolio Manager of the Fund	December 13, 2004
Mark M. Adelmann, CFA, CPA Partner, Value Research Analyst – Denver Investments; Portfolio Manager of the Fund	December 13, 2004
Derek R. Anguilm, CFA Partner, Value Research Analyst – Denver Investments; Portfolio Manager of the Fund	December 13, 2004
Troy Dayton, CFA Partner, Value Research Analyst – Denver Investments; Portfolio Manager of the Fund	December 13, 2004
Lisa Z. Ramirez, CFA Partner, Value Research Analyst – Denver Investments; Portfolio Manager of the Fund	April 30, 2009

Other Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

The minimum initial purchase is $2,500 for the Retail Class and $500,000 for the Institutional Class. The minimum subsequent purchase is $25 for the Retail Class (or $25 per month for automatic investment). There is no minimum subsequent purchase for Institutional Class. You may redeem shares of the Fund on any business day through the Fund’s website at www.westcore.com, by telephone at 800.392.CORE (2673), by regular mail at Westcore Funds, P.O. Box 44323, Denver, CO 80201-4323, or by a systematic withdrawal plan (must be multiples of $50, and can be accomplished monthly, quarterly, or annually).

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions of the Fund will be subject to federal income tax.

Financial Intermediary Compensation - Payments to Broker Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WESTCORE MICRO-CAP OPPORTUNITY FUND

Investment Objective

Westcore Micro-Cap Opportunity Fund (the “Fund”) seeks to achieve long-term capital appreciation by investing in micro-cap companies whose stocks appear to be undervalued.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Retail Class
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount of shares redeemed or exchanged within 90 calendar days from their date of purchase)	2.00%
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (12b-1) Fees	None
Other Expenses
Acquired Fund Fees and Expenses(2)
Total Annual Fund Operating Expenses
Fee Waiver and Expense Reimbursement(1)
Total Annual Fund Operating Expense After Fee Waiver and Expenses Reimbursement(1)

(1)

Denver Investments (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2012 until at least April 30, 2013, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.30% for the Fund’s Retail Class for such period.

(2)

The Fund’s shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund’s prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retail Class

WESTCORE MICRO-CAP OPPORTUNITY FUND (continued)

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was % of the average value of its portfolio.

Principal Investment Strategies of the Fund

  The Fund invests primarily in the common stock of micro-cap companies that the team believes to be undervalued.

  The portfolio management team uses a proprietary multi-factor quantitative investment model to identify such companies based on various financial measures and/or ratios.

  Under normal circumstances at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in micro-cap companies.

  The Fund currently considers “micro-cap companies” to be those companies included in, or similar in size to those included in its benchmark index, the Russell Microcap Index, at the time of purchase. As of the most recent “reconstitution” of the benchmark index on May 31, 2012, the benchmark capitalization range was $[     million to $[     ] million. As of March 31, 2013, the weighted average market capitalization of the benchmark index was approximately $[      million as compared to approximately $[      ] million for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.

  With respect to portfolio structure, the team maintains guidelines to limit the variance in exposure to a sector relative to the benchmark index.

  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

  Stocks may be sold when the team’s investment model determines that the risk characteristics outweigh any potential appreciation or it identifies better investment opportunities.

Principal Risks of Investing in the Fund

  Risk of Loss. You could lose money by investing in the Fund.

  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices.

  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

  Micro-Cap Company Risk. The Fund is also subject to the general risk that the stocks of micro-cap companies can involve greater risks than those associated with larger, more established companies. Micro-cap company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Also, there are fewer market makers for these stocks and wider spreads between quoted bid and ask prices in the over-the-counter market for these stocks. Micro-cap stocks tend to be less liquid, particularly during periods of market disruption. There normally is less publicly available information concerning these securities. Micro-cap companies in which the Fund may invest typically have limited product lines, markets or financial resources or may be dependent on a small management group.

  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

WESTCORE MICRO-CAP OPPORTUNITY FUND (continued)

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

2009	15.40
2010	33.49
2011	-3.55
2012

Highest Quarterly Return:            Lowest Quarterly Return:

Average Annual Total Returns (for the Periods Ended December 31, 2012)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Micro-Cap Opportunity Fund	1 Year	Since Inception (June 23, 2008)
Retail Class
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Russell Microcap Index (reflects no deduction for fees, expenses, or taxes)

WESTCORE MICRO-CAP OPPORTUNITY FUND (continued)

Management

Investment Adviser

Denver Investments

Portfolio Managers

Name(s) of Portfolio Manager(s) and Title(s)	Date Began Managing the Fund
Kris B. Herrick, CFA Partner, Director of Value Research – Denver Investments; Portfolio Manager of the Fund	June 23, 2008
Paul A. Kuppinger, CFA Vice President, Value Research Quantitative Analyst – Denver Investments; Portfolio Manager of the Fund	June 23, 2008
Jon K. Tesseo Vice President, Value Research Quantitative Analyst – Denver Investments; Portfolio Manager of the Fund	June 23, 2008

Other Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

The minimum initial purchase is $2,500 for the Retail Class. The minimum subsequent purchase is $25 for the Retail Class (or $25 per month for automatic investment). You may redeem shares of the Fund on any business day through the Fund’s website at www.westcore.com, by telephone at 800.392.CORE (2673), by regular mail at Westcore Funds, P.O. Box 44323, Denver, CO 80201-4323, or by a systematic withdrawal plan (must be multiples of $50, and can be accomplished monthly, quarterly, or annually).

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions of the Fund will be subject to federal income tax.

Financial Intermediary Compensation - Payments to Broker Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WESTCORE INTERNATIONAL SMALL-CAP FUND

Investment Objective

Westcore International Small-Cap Fund (the “Fund”) seeks to achieve long-term growth of capital primarily through investments in international small-cap companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Retail Class
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount of shares redeemed or exchanged within 90 calendar days from their date of purchase)	2.00%
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Distribution (12b-1) Fees	None
Other Expenses
Acquired Fund Fees and Expenses(2)
Total Annual Fund Operating Expenses
Fee Waiver and Expense Reimbursement(1)
Total Annual Fund Operating Expense After Fee Waiver and Expenses Reimbursement(1)

(1)

Denver Investments (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2013 until at least April 30, 2014, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.50% for the Fund’s Retail Class for such period.

(2)

The Fund’s shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund’s prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retail Class

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was % of the average value of its portfolio.

WESTCORE INTERNATIONAL SMALL-CAP FUND (continued)

Principal Investment Strategies of the Fund

  The Fund invests primarily in the common stock of approximately 35 to 60 foreign small-cap companies that are trading at a discount to the portfolio management team’s estimated intrinsic value of such company with the potential to grow their earnings and cash flows.

  Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in small-cap companies.

  The Fund currently considers “small-cap companies” to be those companies included in, or similar in size to those included in its benchmark index, the MSCI EAFE Small-Cap Index, at the time of purchase.  As of March 31, 2013, companies within this benchmark index ranged from approximately $[      million to $[      billion in market capitalization.  As of March 31, 2013, the weighted average market capitalization of the benchmark was approximately $[     ] billion as compared to approximately $[     ] billion for the companies within the Fund’s portfolio.  Please note that these market capitalization measures will fluctuate over time.

  Under normal circumstances, the Fund primarily invests its assets in common stocks of foreign companies in developed countries. The Fund may, to a lesser extent, invest in emerging markets and/or in U.S.-based companies.

  The team implements an investment strategy that is based on the belief that investing in businesses trading at a significant discount to intrinsic value leads to strong performance over time. Utilizing a bottom-up approach grounded in independent fundamental research, the team constructs a portfolio designed to generate alpha primarily through stock selection.

  The team seeks to capitalize on the inefficiencies within its international small-cap universe. Investments are made in small-cap companies primarily in developed foreign markets.

  The team believes the best way to identify attractive candidates for research is to consider companies within its entire international small-cap universe. The portfolio management team does not eliminate any industries from the research process and does not pre-judge companies based on the nature of the business but rather focuses on the underlying characteristics of the business.

  Investing in attractively-valued, cash-generative companies is the goal of the team’s process. Using proprietary fundamental research, the team looks for key attributes in companies including free cash flow, earnings growth, return on invested capital, balance sheet strength and relative upside to their estimate of intrinsic value. It seeks to manage risk through a valuation discipline, in-depth fundamental analysis and portfolio structure.

  The team may invest in forward currency contracts to adjust the portfolio’s exposure to different currencies consistent with the team’s targets, which consider the currency weightings within the Fund’s benchmark index.

  The Fund considers “foreign companies” to include those domiciled outside of the United States or with the principal trading market of their securities outside of the United States. For purposes of determining the countries in which the Fund invests, the following countries are currently considered to be “developed countries”: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg,  the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Fund considers emerging market countries to be those countries that are neither the United States nor developed countries.

  Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund

  Risk of Loss. You could lose money by investing in the Fund.

  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices.

  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

  Foreign Exposure Risk. The Fund may invest in non-U.S. traded securities. There are risks and costs involved in investing in non-U.S. traded securities which are in addition to the usual risks inherent in securities that trade on a U.S. exchange. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market or developing country and may be different from or greater than the risks associated with investing in developed countries. These risks may include, but are not limited to, higher transaction costs, the imposition of additional foreign taxes, less market liquidity, security registration requirements and less comprehensive security settlement procedures and regulations, significant currency devaluation relative to the U.S. dollar, restrictions on the Fund’s ability to repatriate investment income or capital, less government regulation and supervision, less public information, less economic, political and social stability and adverse changes in diplomatic relations between the United States and that foreign country.

  Currency Risk. In addition, the Fund’s significant exposure to foreign markets can regularly affect the net asset value and total return of the Fund due to fluctuations in currency exchange rates. Use of forward currency contracts can further increase this risk.

  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by these same foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

WESTCORE INTERNATIONAL SMALL-CAP FUND (continued)

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

2003	58.11
2004	3.24
2005	19.51
2006	18.79
2007	2.94
2008	-48.86
2009	64.17
2010	35.25
2011	-5.75
2012

Highest Quarterly Return:            Lowest Quarterly Return:

Average Annual Total Returns (for the Periods Ended December 31, 2012)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore International Small-Cap Fund	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
MSCI EAFE® Small-Cap Index (reflects no deduction for fees, expenses, or taxes)

WESTCORE INTERNATIONAL SMALL-CAP FUND (continued)

Management

Investment Adviser

Denver Investments

Portfolio Managers

Name(s) of Portfolio Manager(s) and Title(s)	Date Began Managing the Fund
John C. Fenley, CFA Partner, Director of International Small-Cap Research – Denver Investments; Portfolio Manager of the Fund	October 1, 2003
Jeremy A. Duhon, CFA Partner, International Small-Cap Research Analyst – Denver Investments; Portfolio Manager of the Fund	April 30, 2009

Other Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

The minimum initial purchase is $2,500 for the Retail Class. The minimum subsequent purchase is $25 for the Retail Class (or $25 per month for automatic investment). You may redeem shares of the Fund on any business day through the Fund’s website at www.westcore.com, by telephone at 800.392.CORE (2673), by regular mail at Westcore Funds, P.O. Box 44323, Denver, CO 80201-4323, or by a systematic withdrawal plan (must be multiples of $50, and can be accomplished monthly, quarterly, or annually).

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions of the Fund will be subject to federal income tax.

Financial Intermediary Compensation - Payments to Broker Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WESTCORE FLEXIBLE INCOME FUND

Investment Objective

Westcore Flexible Income Fund (the “Fund”) seeks to achieve long-term total rate of return, primarily through investments in bonds, and to a lesser extent through convertible securities and high-yielding equities consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Retail Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount of shares redeemed or exchanged within 90 calendar days from their date of purchase)	2.00%	2.00%
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00	–
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%	0.45%
Distribution (12b-1) Fees	None	None
Other Expenses
Acquired Fund Fees and Expenses(2)
Total Annual Fund Operating Expenses
Fee Waiver and Expense Reimbursement(1)
Total Annual Fund Operating Expense After Fee Waiver and Expenses Reimbursement(1)

(1)

Denver Investments (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2013 until at least April 30, 2014, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.85% for the Fund’s Retail Class for such period. In addition, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level Other Expenses for the Institutional Class in the same proportion as the Retail Class waivers/reimbursements as well as reimburse the Institutional class-specific Other Expenses until at least April 30, 2014.

(2)

The Fund’s shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund’s prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retail Class
Institutional Class

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was % of the average value of its portfolio.

WESTCORE FLEXIBLE INCOME FUND (continued)

Principal Investment Strategies of the Fund

  The Fund invests in a wide variety of income-producing securities, primarily through investments in bonds (which includes, but is not limited to, corporate bonds, government and agency securities, mortgage-backed securities, asset-backed securities, structured securities and zero coupon bonds), and to a lesser extent through convertible bonds and equity securities, including both convertible and non-convertible preferred stock and common stock.

  Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in income-producing securities.

  The Fund may (i) invest up to twenty percent (20%) of its assets in primarily dividend paying common stocks and (ii) own an unlimited amount of high-yield/high-risk bonds. These are bonds rated below investment grade by at least one nationally recognized rating agency such as Moody’s or Standard & Poor’s (a “Rating Agency”) or are unrated and determined to be of comparable quality by the Adviser and may include bonds that are already in default.

  Although the Fund normally focuses on U.S. dollar denominated securities, the Fund may invest up to twenty-five percent (25%) in non-U.S. dollar denominated securities.

  The Fund emphasizes investments in corporate bonds, which may generate more income than government securities. Corporate bonds also provide opportunities for the portfolio management team’s research to identify companies with stable or improving credit characteristics, which may result in price appreciation.

  The Fund may invest in other securities, including equity securities, primarily common and preferred stock, trust preferred securities, debt issued by REITs, mortgage-backed, asset-backed and other structured securities, such as collateralized debt obligations (“CDOs”), which may also offer higher yield than government securities.

  The Fund may also invest in interest rate futures to vary the Fund’s average-weighted effective maturity based on the portfolio management team’s forecast of interest rates.

  The Fund’s portfolio management team implements an investment strategy that is based on the belief that consistently strong risk-adjusted returns are best achieved through an emphasis on securities with higher income streams (typically non-Treasury sectors). The portfolio management team seeks to deliver alpha primarily through security and sector selection and, secondarily, through portfolio level decisions.

  Using a collaborative approach grounded in proprietary research, the portfolio management team constructs a diversified portfolio by issuer to seek to minimize issuer specific credit risk.

  Credit analysis is at the core of the investment process, as the team believes valuation anomalies between sectors and securities are most effectively captured through proprietary fundamental research and a long-term investment orientation. The process also leverages the resources of the Adviser’s equity research teams, providing diverse perspectives and added knowledge about the securities the team analyzes.

  Securities may be sold when conditions have changed and the security’s prospects are no longer attractive, the security has achieved the team’s valuation target or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund

  Risk of Loss. You could lose money by investing in the Fund.

  Interest Rate Risk. A principal risk of investing in the Fund is that the value of a fixed-income portfolio will generally decrease when interest rates rise, which means the Fund’s NAV will likewise decrease.

  Credit Risk. The Fund is subject to the risk that an issuer may be unable to make principal and interest payments when due or the price changes due to a downgrade in the credit quality of the issuer. Corporate bonds are generally subject to higher levels of credit risk than government bonds.

  Extension Risk. The Fund is also subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.

  Prepayment Risk. A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Funds’ share price, because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.

  Portfolio Management Risk. The Fund is also subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.

  Liquidity Risk. The Fund is subject to additional risks in that each may invest in high-yield/high-risk bonds (commonly referred to as “junk” bonds). These are bonds rated below investment grade by a Rating Agency or are unrated and determined to be of comparable quality by the Advisor and may include bonds that are already in default. Lower quality bonds may be more difficult or impossible to sell at the time and price that the Fund would like, making the Fund subject to greater levels of liquidity risk than other bond funds that do not invest in such securities.

  Market Risk. The Fund’s exposure to securities can regularly affect the Fund’s NAV and total return due to fluctuations in the overall movements in the markets.

  Foreign Exposure Risk. In addition, the Funds’ investments in securities and their issuers that trade on a foreign exchange or are organized under the laws of a foreign country may be impacted by special foreign exposure risks, including but not limited to, less government regulation, less public information, less economic, political and social stability and adverse changes in diplomatic relations between the United States and another country. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market country.

  Interest Rate Futures Risk. The Fund’s use of interest rate futures from time to time may result in risks different from, or possibly greater than, the risks associated with investing directly in traditional investments. Interest rate futures are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk and portfolio management risk. Interest rate futures also involve the risk that changes in the value of the instrument may not correlate exactly with the underlying assets.

WESTCORE FLEXIBLE INCOME FUND (continued)

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

2003	27.95
2004	10.39
2005	-0.35
2006	14.26
2007	-3.45
2008	-29.97
2009	40.09
2010	12.71
2011	8.13
2012

Highest Quarterly Return:            Lowest Quarterly Return:

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Average Annual Total Returns (for the Periods Ended December 31, 2012)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Flexible Income Fund	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Barclays Capital U.S. Corporate High Yield Ba Index (reflects no deduction for fees, expenses, or taxes)

WESTCORE FLEXIBLE INCOME FUND (continued)

	1 Year	Since Inception Institutional Class Only (September 28, 2007)
Institutional Class
Return Before Taxes
Barclays Capital U.S. Corporate High Yield Ba Index (reflects no deduction for fees, expenses, or taxes)

Management

Investment Adviser

Denver Investments

Portfolio Managers

Name(s) of Portfolio Manager(s) and Title(s)	Date Began Managing the Fund
Mark R. McKissick, CFA, CPA (inactive) Partner, Director of Fixed-Income Research – Denver Investments; Portfolio Manager of the Fund	October 1, 2003
Troy A. Johnson, CFA Partner, Fixed-Income Research Analyst – Denver Investments; Portfolio Manager of the Fund	April 30, 2009

Other Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

The minimum initial purchase is $2,500 for the Retail Class and $500,000 for the Institutional Class. The minimum subsequent purchase is $25 for the Retail Class (or $25 per month for automatic investment). There is no minimum subsequent purchase for Institutional Class. You may redeem shares of the Fund on any business day through the Fund’s website at www.westcore.com, by telephone at 800.392.CORE (2673), by regular mail at Westcore Funds, P.O. Box 44323, Denver, CO 80201-4323, or by a systematic withdrawal plan (must be multiples of $50, and can be accomplished monthly, quarterly, or annually).

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions of the Fund will be subject to federal income tax.

Financial Intermediary Compensation - Payments to Broker Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WESTCORE PLUS BOND FUND

Investment Objective

Westcore Plus Bond Fund (the “Fund”) seeks to achieve long-term total rate of return, consistent with preservation of capital, by investing primarily in investment-grade bonds of varying maturities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Retail Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00	–
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%	0.35%
Distribution (12b-1) Fees	None	None
Other Expenses
Acquired Fund Fees and Expenses(2)
Total Annual Fund Operating Expenses
Fee Waiver and Expense Reimbursement(1)
Total Annual Fund Operating Expense After Fee Waiver and Expenses Reimbursement(1)

(1)

Denver Investments (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2013 until at least April 30, 2014, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.55% for the Fund’s Retail Class for such period. In addition, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level Other Expenses for the Institutional Class in the same proportion as the Retail Class waivers/reimbursements as well as reimburse the Institutional class-specific Other Expenses until at least April 30, 2014.

(2)

The Fund’s shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund’s prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retail Class
Institutional Class

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was % of the average value of its portfolio.

WESTCORE PLUS BOND FUND (continued)

Principal Investment Strategies of the Fund

  The Fund invests primarily in investment-grade debt securities – those rated in the top four rating categories by at least one nationally recognized rating agency such as Moody’s or Standard & Poor’s (a “Rating Agency”). The dollar-weighted average quality is expected to be “Baa” or better. A “Baa” rating typically is the lowest of the four investment-grade categories.

  Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in bonds of varying maturities. Bonds for purposes of this limitation include, but are not limited to, corporate bonds, convertible bonds, government and agency securities, mortgage-backed securities, asset-backed securities, structured securities, such as collateralized debt obligations, and zero coupon bonds.

  The Fund may (i) invest up to thirty-five percent (35%) of its assets in below investment-grade securities, which are securities rated below investment-grade by a Rating Agency or are unrated and determined to be of comparable quality by the Adviser and may include bonds that are already in default and (ii) invest up to twenty percent (20%) in equity securities, generally in preferred stocks but common stocks are allowed.

  Although the Fund normally focuses on U.S. dollar denominated securities, the Fund may invest up to twenty-five percent (25%) in non-U.S. dollar denominated securities.

  The Fund may also invest in interest rate futures to vary the Fund’s average-weighted effective maturity based on the portfolio management team’s forecast of interest rates.

  The portfolio management team implements an investment strategy that is based on the belief that consistently strong risk-adjusted returns are best achieved through an emphasis on securities with higher income streams (typically non-Treasury sectors). The portfolio management team seeks to deliver alpha primarily through security and sector selection. However, the portfolio management team opportunistically uses top down strategies, such as increasing or decreasing exposure to interest rate changes, when market conditions are compelling.

  Credit analysis is at the core of the investment process, as the team believes valuation anomalies between sectors and securities are most effectively captured through proprietary fundamental research and a long-term investment orientation. The process also leverages the resources of the Adviser’s equity research teams, providing diverse perspectives and added knowledge about the securities the team analyzes.

  Using a collaborative approach grounded in proprietary research, the portfolio management team constructs a diversified portfolio by issuer to seek to minimize issuer specific credit risk.

  Securities may be sold when conditions have changed and the security’s prospects are no longer attractive, the security has achieved the team’s valuation target or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund

  Risk of Loss. You could lose money by investing in the Fund.

  Interest Rate Risk. A principal risk of investing in the Fund is that the value of a fixed-income portfolio will generally decrease when interest rates rise, which means the Fund’s NAV will likewise decrease.

  Credit Risk. The Fund is subject to the risk that an issuer may be unable to make principal and interest payments when due or the price changes due to a downgrade in the credit quality of the issuer. Corporate bonds are generally subject to higher levels of credit risk than government bonds.

  Extension Risk. The Fund is also subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.

  Prepayment Risk. A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Funds’ share price, because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.

  Portfolio Management Risk. The Fund is also subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.

  Liquidity Risk. The Fund is subject to additional risks in that each may invest in high-yield/high-risk bonds (commonly referred to as “junk” bonds). These are bonds rated below investment grade by a Rating Agency or are unrated and determined to be of comparable quality by the Advisor and may include bonds that are already in default. Lower quality bonds may be more difficult or impossible to sell at the time and price that the Fund would like, making the Fund subject to greater levels of liquidity risk than other bond funds that do not invest in such securities.

  Market Risk. The Fund’s exposure to securities can regularly affect the Fund’s NAV and total return due to fluctuations in the overall movements in the markets.

  Foreign Exposure Risk. In addition, the Funds’ investments in securities and their issuers that trade on a foreign exchange or are organized under the laws of a foreign country may be impacted by special foreign exposure risks, including but not limited to, less government regulation, less public information, less economic, political and social stability and adverse changes in diplomatic relations between the United States and another country. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market country.

  Interest Rate Futures Risk. The Fund’s use of interest rate futures from time to time may result in risks different from, or possibly greater than, the risks associated with investing directly in traditional investments. Interest rate futures are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk and portfolio management risk. Interest rate futures also involve the risk that changes in the value of the instrument may not correlate exactly with the underlying assets.

WESTCORE PLUS BOND FUND (continued)

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

2003	11.61
2004	6.39
2005	2.06
2006	5.85
2007	5.42
2008	-1.86
2009	10.42
2010	7.22
2011	7.55
2012

Highest Quarterly Return:            Lowest Quarterly Return:

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Average Annual Total Returns (for the Periods Ended December 31, 2012)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Plus Bond Fund	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)

WESTCORE PLUS BOND FUND (continued)

	1 Year	Since Inception Institutional Class Only (September 28, 2007)
Institutional Class
Return Before Taxes
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)

Management

Investment Adviser

Denver Investments

Portfolio Managers

Name(s) of Portfolio Manager(s) and Title(s)	Date Began Managing the Fund
Mark R. McKissick, CFA, CPA (inactive) Partner, Director of Fixed-Income Research – Denver Investments; Portfolio Manager of the Fund	October 1, 2003
Lisa M. Snyder, CFA Partner, Fixed-Income Research Analyst – Denver Investments; Portfolio Manager of the Fund	April 30, 2009

Other Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

The minimum initial purchase is $2,500 for the Retail Class and $500,000 for the Institutional Class. The minimum subsequent purchase is $25 for the Retail Class (or $25 per month for automatic investment). There is no minimum subsequent purchase for Institutional Class. You may redeem shares of the Fund on any business day through the Fund’s website at www.westcore.com, by telephone at 800.392.CORE (2673), by regular mail at Westcore Funds, P.O. Box 44323, Denver, CO 80201-4323, or by a systematic withdrawal plan (must be multiples of $50, and can be accomplished monthly, quarterly, or annually).

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions of the Fund will be subject to federal income tax.

Financial Intermediary Compensation - Payments to Broker Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WESTCORE COLORADO TAX-EXEMPT FUND

Investment Objective

Westcore Colorado Tax-Exempt Fund (the “Fund”) seeks income exempt from both federal and Colorado state personal income taxes by emphasizing investment-grade Colorado municipal bonds with intermediate maturities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Retail Class
Shareholder Fees (fees paid directly from your investment)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses
Acquired Fund Fees and Expenses(2)
Total Annual Fund Operating Expenses
Fee Waiver and Expense Reimbursement(1)
Total Annual Fund Operating Expense After Fee Waiver and Expenses Reimbursement(1)

(1)

Denver Investments (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2013 until at least April 30, 2014, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.65% for the Fund’s Retail Class for such period.

(2)

The Fund’s shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund’s prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retail Class

WESTCORE COLORADO TAX-EXEMPT FUND (continued)

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was % of the average value of its portfolio.

Principal Investment Strategies of the Fund

  Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in investments, the income from which is exempt from both federal and Colorado state income tax.

  The Fund focuses primarily on investment-grade quality municipal bonds that are rated in one of the three highest investment-grade categories at the time of purchase by one or more nationally recognized rating agency such as Moody’s or Standard & Poor’s (“Rating Agencies”).

  The Fund may invest up to twenty-five percent (25%) of its total assets in municipal bonds rated at the time of purchase in the fourth highest investment-grade category. The fourth category is the lowest investment-grade category.

  The Fund may invest in unrated bonds if the portfolio management team determines they are comparable in quality to instruments that meet the Fund’s rating requirements.

  The team researches the financial condition of various counties, public projects, school districts and taxing authorities to seek to fully understand the issuer’s ability to generate revenues or levy taxes in order to meet their obligations.

  Given the Fund’s tax-exempt focus, the team also strives to maintain a low portfolio turnover through a buy and hold strategy in an effort to minimize the Fund’s capital gain distributions. In addition, the team avoids investing in municipal bonds that are subject to the Alternative Minimum Tax.

  The team seeks to purchase securities from many areas of Colorado to reduce the economic risk to the portfolio from any particular local economy within the state.

  Securities may be sold when conditions have changed and the security’s prospects are no longer attractive, the security has achieved the team’s valuation target or better relative investment opportunities have been identified. However, an important consideration in all sell decisions is whether the sale would generate a possible realized capital gain.

Principal Risks of Investing in the Fund

  Risk of Loss. You could lose money by investing in the Fund.

  Interest Rate Risk. A principal risk of investing in the Fund is that the value of a fixed-income portfolio will generally decrease when interest rates rise, which means the Fund’s NAV will likewise decrease.

  Credit Risk. The Fund is subject to the risk that an issuer may be unable to make principal and interest payments when due or the price changes due to a downgrade in the credit quality of the issuer. Corporate bonds are generally subject to higher levels of credit risk than government bonds.

  Extension Risk. The Fund is also subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.

  Prepayment Risk. A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Funds’ share price, because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.

  Portfolio Management Risk. The Fund is also subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.

  State Specific Risk. The Fund is also subject to the risk that it concentrates its investments in instruments issued by or on behalf of the state of Colorado. Due to the level of investment in municipal obligations issued by the state of Colorado and its political subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the state of Colorado. Therefore, an investment in the Fund may be riskier than an investment in other types of municipal bond funds such as a national tax-exempt fund.

  Market Risk. The Fund’s exposure to securities can regularly affect the Fund’s NAV and total return due to fluctuations in the overall movements in the markets.

  Non-Diversification Risk. The Fund is a non-diversified fund even though the portfolio management team generally limits investments in any one issuer to less than 5% at the time of purchase. This is because many Colorado municipal securities are guaranteed by the State of Colorado and as such must be considered as being backed by the same entity Funds that are considered non-diversified under the Investment Company Act of 1940 may be considered a greater risk when compared to a diversified fund.

  Tax Risk. The Fund may be more adversely impacted by changes in tax rates and policies than other funds.

WESTCORE COLORADO TAX-EXEMPT FUND (continued)

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

2003	4.49
2004	2.54
2005	1.53
2006	4.02
2007	2.84
2008	-1.34
2009	10.71
2010	1.77
2011	8.88
2012

Highest Quarterly Return:            Lowest Quarterly Return:

Average Annual Total Returns (for the Periods Ended December 31, 2012)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Colorado Tax-Exempt Fund	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Barclays Capital 10-Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)

WESTCORE COLORADO TAX-EXEMPT FUND (continued)

Management

Investment Adviser

Denver Investments

Portfolio Managers

Name(s) of Portfolio Manager(s) and Title(s)	Date Began Managing the Fund
Thomas B. Stevens, CFA Partner, Fixed-Income Research Portfolio Manager – Denver Investments; Portfolio Manager of the Fund	May 28, 1999
Kenneth A. Harris, CFA Partner, Fixed-Income Research Portfolio Manager – Denver Investments; Portfolio Manager of the Fund	June 1, 2005

Other Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

The minimum initial purchase is $2,500 for the Retail Class. The minimum subsequent purchase is $25 for the Retail Class (or $25 per month for automatic investment). You may redeem shares of the Fund on any business day through the Fund’s website at www.westcore.com, by telephone at 800.392.CORE (2673), by regular mail at Westcore Funds, P.O. Box 44323, Denver, CO 80201-4323, or by a systematic withdrawal plan (must be multiples of $50, and can be accomplished monthly, quarterly, or annually).

Tax Information

The Westcore Colorado Tax-Exempt Fund intends to make distributions that will not be taxed as ordinary income or capital gains.  Distributions that are derived from certain interest paid on certain bonds may be an item of tax preference if you are subject to the federal alternative minimum tax unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions of the Fund may also be subject to federal income tax.

Financial Intermediary Compensation - Payments to Broker Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

This Prospectus pertains to the Retail Class and Institutional Class (if applicable) of the Westcore Growth Fund, Westcore MIDCO Growth Fund, Westcore Select Fund, Westcore Blue Chip Fund, Westcore Mid-Cap Value Fund, Westcore Small-Cap Opportunity Fund, Westcore Small-Cap Value Fund, Westcore Micro-Cap Opportunity Fund, Westcore International Small-Cap Fund, Westcore Flexible Income Fund, Westcore Plus Bond Fund and Westcore Colorado Tax-Exempt Fund (each a “Fund,” and collectively the “Funds”) of the Westcore Trust (the “Trust”) each of which is advised by Denver Investment Advisors LLC, also doing business as Denver Investments (“Denver Investments” or “Adviser”). The Westcore Growth Fund, Westcore MIDCO Growth Fund, Westcore Select Fund, Westcore Blue Chip Fund, Westcore Mid-Cap Value Fund, Westcore Small-Cap Opportunity Fund, Westcore Small-Cap Value Fund, Westcore Micro-Cap Opportunity Fund and Westcore International Small-Cap Fund are sometimes referred to as the “Westcore Equity Funds.” The Westcore Flexible Income Fund, Westcore Plus Bond Fund and Westcore Colorado Tax-Exempt Fund are sometimes referred to as the “Westcore Bond Funds.” The Westcore Funds offer both Retail and Institutional Classes, except the Westcore Select Fund, Westcore Mid-Cap Value Fund, Westcore Micro-Cap Opportunity Fund, Westcore International Small-Cap Fund and Westcore Colorado Tax-Exempt Fund, which only offer the Retail Class.

ADDITIONAL INFORMATION ABOUT THE FUNDS

WESTCORE EQUITY FUNDS

The Westcore Equity Funds are designed for long-term investors who can tolerate the risks associated with investments in common stocks.

What are the investment objectives of the Westcore Equity Funds?

Westcore Growth Funds:

  Westcore Growth Fund – long-term capital appreciation by investing primarily in common stocks of large companies selected for their growth potential.

  Westcore MIDCO Growth Fund – long-term capital appreciation by investing primarily in medium-sized growth companies.

  Westcore Select Fund – long-term growth of capital through a limited number of investments in primarily medium-sized companies selected for their growth potential.

Westcore Value Funds:

  Westcore Blue Chip Fund – long-term capital appreciation primarily through investments in  large, well-established dividend paying companies.

  Westcore Mid-Cap Value Fund – long-term capital appreciation by investing primarily in dividend paying, medium-sized companies whose stocks appear to be undervalued.

  Westcore Small-Cap Opportunity Fund – long-term capital appreciation primarily through investments in companies with small capitalizations whose stocks appear to be undervalued.

  Westcore Small-Cap Value Fund – long-term capital appreciation primarily through investments in dividend paying companies with small capitalizations whose stocks appear to be undervalued.

  Westcore Micro-Cap Opportunity Fund – long-term capital appreciation by investing in micro-cap companies whose stocks appear to be undervalued.

Westcore International Fund:

  Westcore International Small-Cap Fund – long-term growth of capital primarily through investments in international small-cap companies.

Upon notice to shareholders, each Fund’s investment objective may be changed by the Board of Trustees (the “Board”) of the Trust without the approval of shareholders.

Also, pursuant to Rule 35d-1 of the Investment Company Act of 1940, certain Westcore Equity Funds must notify shareholders with written notice sixty (60) days prior to any change in its investment policy. The following are those Westcore Equity Funds and each respective principal investment policy:

  Westcore MIDCO Growth Fund – Under normal circumstances, the Fund invests at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in mid-cap companies.

  Westcore Blue Chip Fund – Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets in  large, well-established, companies, as measured at the time of purchase.

  Westcore Mid-Cap Value Fund – Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in  mid-cap companies.

  Westcore Small-Cap Opportunity Fund – Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in small-cap companies.

  Westcore Small-Cap Value Fund – Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in small-cap companies.

  Westcore Micro-Cap Opportunity Fund – Under normal circumstances at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in micro-cap companies.

  Westcore International Small-Cap Fund – Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in small-cap companies.

WESTCORE BOND FUNDS

The Westcore Bond Funds are designed for long-term investors who can tolerate the risks associated with investing in bonds.

What are the investment objectives of the Westcore Bond Funds?

  Westcore Flexible Income Fund – long-term total rate of return, primarily through investments in bonds, and to a lesser extent through convertible securities and high-yielding equities consistent with preservation of capital.

  Westcore Plus Bond Fund – long-term total rate of return, consistent with preservation of capital, by investing primarily in investment-grade bonds of varying maturities.

  Westcore Colorado Tax-Exempt Fund – income exempt from both federal and Colorado state personal income taxes by emphasizing investment-grade Colorado municipal bonds with intermediate maturities.

Upon notice to shareholders, each Westcore Bond Fund’s investment objective may be changed by the Trust’s Board without the approval of shareholders.

Also, pursuant to Rule 35d-1 of the Investment Company Act of 1940, certain Westcore Bond Funds must notify shareholders with written notice sixty (60) days prior to any change in its investment policy. The following are those Westcore Bond Funds and each respective principal investment policy:

  Westcore Flexible Income Fund – Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in income-producing securities.

  Westcore Plus Bond Fund – Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in bonds of varying maturities.

GENERAL PORTFOLIO POLICIES

In addition to the principal investment strategies and risks described earlier in this Prospectus, each Fund will follow the general policies listed below.

Temporary Defensive Positions

Each Fund may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. Such investments may include various short-term instruments, cash and cash equivalents. If any Fund takes a temporary position at the wrong time, the position could have an adverse impact on that Fund’s performance and the Fund may not achieve its investment objective. Each Fund reserves the right to invest all of its assets in temporary defensive positions.

Illiquid Investments

Each Fund may invest up to fifteen percent (15%) of its net assets in securities that are illiquid. The Funds consider illiquid securities to be those securities that the Adviser does not believe could be sold in an orderly transaction within seven business days. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Under procedures adopted by the Trust’s Trustees, certain restricted securities, such as Rule 144A securities, may be deemed to be liquid and will not be counted toward this 15% limit. From time to time and under certain market conditions, these restricted securities deemed liquid may be subsequently reviewed and deemed illiquid based on such market conditions.

Other Investment Companies

Each Fund may invest its cash balances, within the limits permitted by the Investment Company Act of 1940, as amended (“1940 Act”), in other investment companies that invest in high quality, short-term debt securities that determine their net asset value per share on the amortized cost or penny-rounding method (i.e., money market funds). The Funds may invest cash holdings in money market funds as permitted under Section 12(d)(1) of the 1940 Act and the rules promulgated under that section.

In addition, all Funds except the Westcore Colorado Tax-Exempt Fund may, consistent with the 1940 Act, invest in other investment companies that invest in a manner consistent with each Fund’s investment objective, generally through the use of exchange-traded funds (“ETFs”). Some ETFs also have obtained exemptive orders permitting other investment companies, such as the Funds, to acquire their securities in excess of the limits otherwise imposed by the 1940 Act.

ETFs are open-end investment companies or unit investment trusts that are registered under the 1940 Act. The shares of ETFs are listed and traded on stock exchanges at market prices. Since ETF shares can be bought and sold like ordinary stocks throughout the day, the Funds may invest in ETFs in order to equitize cash, achieve exposure to a broad basket of securities in a single transaction, achieve similar exposure for the Funds when proceeds are available from sales made to recognize losses on other investments in the Fund, or for other reasons.

An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up or down, and the Funds could lose money investing in ETFs if the prices of the securities owned by ETFs go down. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide “circuit breakers” (which are tied to large increases or decreases in stock prices) halts stock trading generally.

A pro rata portion of ETFs or other investment companies’ fees and expenses will be borne by the Fund’s shareholders. These fees and expenses are in addition to fees charged directly by the Fund in connection with its operations. ETFs do not charge initial sales charges or redemption fees; however, investors do pay customary brokerage fees to buy and sell shares.

Portfolio Turnover

In general, the Funds intend to purchase securities for long-term investment, and the Adviser will not consider the portfolio turnover rate when making investment decisions for the Funds. Short-term transactions may result from liquidity needs, securities having reached a price objective or by reason of economic or other developments not foreseen at the time of the investment decision. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses, which must be borne by the Fund and its shareholders. It may result in higher short-term capital gains taxable to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund’s return. The Funds’ portfolio turnover rates will vary over time, and could exceed 100%, based on certain market conditions.

HOW TO INVEST AND OBTAIN INFORMATION

HOW TO CONTACT WESTCORE FUNDS

The following sections explain how to contact Westcore Funds and how to purchase, exchange and redeem your Westcore Fund shares (“shares”). It also explains various services and features offered in connection with your account. Please call us at 800.392.CORE (2673) if you have any questions or to obtain a New Account Application.

Contacting Westcore Funds

Online	www.westcore.com:

Westcore Trans@ction Center

24 hours a day, seven days a week

•    Access account information

•    Perform transactions

•    Order duplicate statements and tax forms

•    Change your address or distribution options

By Telephone

800.392.CORE (2673):

Westcore Investor Services

Weekdays: 7 a.m. to 6 p.m. Mountain Time

Westcore Automated Service Line

24 hours a day, seven days a week

•    Access account information

•    Perform transactions

•    Order duplicate statements, tax forms or additional checkbooks for the BlackRock Money Market Portfolio

By Regular Mail	Westcore Funds P.O. Box 44323 Denver, CO 80201-4323
By Express, Certified or Registered Mail	Westcore Funds 1290 Broadway, Suite 1100 Denver, CO 80203
In Person	Westcore Funds 1290 Broadway, Suite 1100 Denver, CO 80203

PURCHASING SHARES

You may purchase additional Fund shares through any of the options below or in person at the location listed on page 54. In addition, if you are an existing shareholder, you may open a new account with identical registration and account options in another Fund by any of these methods.

By Mail	Opening a New Account

Send a completed New Account Application with your check and mail to the appropriate address set forth on the previous page.

Adding to Your Existing Account

Complete the tear-off investment slip from your last statement and mail with your check to the appropriate address. Or, send your check and a written request following the instructions on page [     ] to the appropriate address.

By Telephone*

If you are an existing shareholder, you may purchase additional Fund shares by telephone.

Call 800.392.CORE (2673) to speak with an Investor Service Representative from 7 a.m. to 6 p.m. Mountain Time or use the 24-hour Westcore Automated Service Line.

By Online Access*	If you are an existing shareholder, you may purchase additional shares online. Access the 24-hour Westcore Trans@ction Center located at www.westcore.com.
By Automatic Investment Plan

Complete the Automatic Investment Plan Section on your application to have money automatically withdrawn  from your bank account monthly, quarterly or annually.

The minimum automatic investment for Retail Class shares is $25 per month per Fund.

To add this option to your account, please call 800.392.CORE (2673) or access www.westcore.com for the appropriate form.

By Wire

You may purchase Fund shares by wire transfer from your bank account to your Fund account.

To place a purchase by wire, please call 800.392.CORE (2673) to speak with an Investor Service Representative from 7 a.m. to 6 p.m. Mountain Time.

*For more information on automatic telephone and online transactions, please see “Additional Information on Telephone and Online Service” on page [    ].

Important notes on purchasing shares:

  When you purchase shares, your request will be processed at the net asset value calculated after your order is received in good order and with clear instructions as to the Fund, account number and amount.

  Please make your check payable to Westcore Funds in U.S. dollars drawn on a U.S. bank.

  Cash, credit card checks, travelers checks, money orders, instant loan checks, third-party checks, checks drawn on foreign banks or checks with inconsistencies between the name on the bank account and fund account registration will not be accepted for purchases.

  If you are purchasing shares in a retirement account,*** please indicate whether the purchase is a rollover, a current, or prior-year contribution.

  After receipt of your order by wire, telephone or online, your bank account will be debited the next business day for wire transfers and the second business day for electronic fund transfers.

  If a check does not clear your bank, Westcore Funds reserves the right to cancel the purchase.

  If Westcore Funds is unable to debit your predesignated bank account for purchases, Westcore may make additional attempts or cancel the purchase.

  Westcore Funds reserve the right to reject any order.

  If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. Westcore Funds (or their agents) have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Funds.

  A transfer between classes is not considered a taxable transaction.

  The Westcore Small-Cap Value Fund is closed to new investors, except as described below. Shareholders of record of the Westcore Small-Cap Value Fund on March 31, 2011 may continue to add to their existing accounts through the purchase of additional shares and through the reinvestment of dividends and capital gain distributions. New accounts may continue to be established under the following circumstances:

    A financial advisor and/or financial intermediary whose clients have established accounts in the Westcore Small-Cap Value Fund as of March 31, 2011 may continue to open new accounts in the Westcore Small-Cap Value Fund for any of its existing or new clients.

    Existing or new participants in a qualified retirement plan, such as a 401(k) plan, profit sharing plan, 403(b) plan or 457 plan, may continue to open new accounts in the Westcore Small-Cap Value Fund. In addition, if such qualified retirement plans have a related retirement plan formed in the future, this plan may also open new accounts in the Westcore Small-Cap Value Fund.

The Board of Trustees reserves the right to re-open the Westcore Small-Cap Value Fund to new investors at any time or to modify the extent to which future sales of shares are limited, including closing the Fund to any subsequent purchases by any investor. The Trust also reserves the right to permit the establishment of new accounts under circumstances not identified above, and to reject any purchase order or rescind any exception listed in this supplement that the Trustees determine does not benefit the Fund and its shareholders.

  The Westcore International Small-Cap Fund is closed to new investors, except as described below. Shareholders of record of the Westcore International Small-Cap Fund on February 1, 2013 may continue to add to their existing accounts through the purchase of additional shares and through the reinvestment of dividends and capital gain distributions. New accounts may continue to be established under the following circumstances:

    A financial advisor and/or financial intermediary whose clients have established accounts in the Westcore International Small-Cap Fund as of February 1, 2013 may continue to open new accounts in the Westcore International Small-Cap Fund for any of its existing or new clients.

    Existing or new participants in a qualified retirement plan, such as a 401(k) plan, profit sharing plan, 403(b) plan or 457 plan, may continue to open new accounts in the Westcore International Small-Cap Fund. In addition, if such qualified retirement plans have a related retirement plan formed in the future, this plan may also open new accounts in the Westcore International Small-Cap Fund.

If, after the “soft close” described above, the assets under management continue to grow to a size where we believe future growth will negatively impact Denver Investments’ ability to successfully manage the style, the Board of Trustees may further restrict shareholder inflows through a “hard close” (closing the Fund to any subsequent purchases by any investor, other than through reinvestment of dividends), which could occur in the near-term.

The Board of Trustees reserves the right to re-open the Westcore International Small-Cap Fund to new investors at any time or to modify the extent to which future sales of shares are limited. The Trust also reserves the right to permit the establishment of new accounts under circumstances not identified above, and to reject any purchase order or rescind any exception listed in this supplement that the Trustees determine does not benefit the Fund and its shareholders.

Investment Minimums	Retail Class*	Institutional Class**
To open a new regular account	$2,500	$500,000
To open a new retirement, education*** or UGMA/UTMA account	$1,000	$500,000
To open an Automatic Investment Plan account	$1,000	$500,000
Automatic Investments	$25 per month per Fund	–
To add to any type of account	$25	–

The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part, including the right to waive the Institutional Class minimums, if in the Adviser’s sole opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum.

*     Existing accounts and automatic investment plans established before October 1, 2000 are entitled to reduced investment minimums: $1,000 for existing regular accounts; $250 for existing retirement or UGMA/UTMA accounts.

**   The minimum investment in the Institutional Class shares is $500,000. Investors generally may meet the minimum investment amount by aggregating multiple accounts with common ownership within the Fund. Common ownership includes individual and joint accounts as well as accounts where an investor has beneficial ownership through acting as a custodian for a minor account or as a beneficiary to a trust account. Please see page [    ] for more information regarding investment minimums on Accounts opened through a Service Organization.

***  A description of the retirement and education accounts available for investment in the Westcore Funds may be found in the SAI for the Funds. Please see the back cover of this prospectus for the telephone number, mailing address and e-mail address where you can obtain a free copy of the SAI.

EXCHANGING SHARES

You may exchange your Fund shares for shares of other Funds or the BlackRock Money Market Portfolio+ through any of the options below. You may also place an exchange in person at the location listed on page 54. In addition, if you are an existing shareholder, you may exchange into a new account copying your existing account registration and options by any of these methods.

**    BlackRock Money Market Portfolio is a money market fund advised by BlackRock Advisors, LLC, sub-advised by BlackRock Institutional Management Corporation and distributed by BlackRock Investments, Inc.

By Mail	Send a written request following the instructions on page [ ] and mail to the appropriate address
By Telephone*	Call 800.392.CORE (2673) to speak with an Investor Service Representative from 7 a.m. to 6 p.m. Mountain Time or use the 24-hour Westcore Automated Service Line.
By Online Access*	Access the 24-hour Westcore Trans@ction Center located at www.westcore.com.
Automatically	Call 800.392.CORE (2673) to receive instructions for automatically exchanging shares between funds on a monthly, quarterly or annual basis (“Systematic Exchange Agreement”).

 *For more information on automatic telephone and online transactions, please see “Additional Information on Telephone and Online Service” on page [   ].

Important notes on exchanging shares:

  Exchanges must meet the minimum investment requirements described on page [     ].

  Exchanges between accounts will be accepted only if registrations are identical.

  Please be sure to read the Prospectus for the Fund into which you are exchanging.

  An exchange represents the sale of shares from one fund and the purchase of shares of another fund. This may produce a taxable gain or loss in your non-tax-deferred account.

  If you exchange shares of the Westcore Micro-Cap Opportunity Fund or Westcore Flexible Income Fund within 90 calendar days from their date of purchase, you may be subject to the redemption fee as described on page [     ].

  Transfers between classes of the same Fund are generally not considered a taxable transaction.

REDEEMING SHARES

You may redeem your Fund shares by any of the options below or in person at the location listed on page [     ].

By Mail	Send a written request following the instructions on page [ ] and mail to the appropriate address.
By Telephone*

If you are an existing shareholder, you may redeem your shares by telephone.

Call 800.392.CORE (2673) to speak with an Investor Service Representative from 7 a.m. to 6 p.m. Mountain
Time or use the 24-hour Westcore Automated Service Line.

By Online Access*	If you are an existing shareholder, you may redeem your shares online. Access the 24-hour Westcore Trans@ction Center located at www.westcore.com.
By Systematic Withdrawal Plan

You may redeem Fund shares automatically (in any multiple of $50) monthly, quarterly or annually.

To add this option to your account, please call 800.392.CORE (2673) or access www.westcore.com for the appropriate form.

By Wire

You may redeem Westcore shares by wire transfer from your Westcore account to your bank account.

You must have established bank instructions prior to placing wire redemptions.

To arrange a wire redemption, please call 800.392.CORE (2673) to speak with an Investor Service Representative from 7 a.m. to 6 p.m. Mountain Time.

To add bank instructions to your account, please call 800.392.CORE (2673) or access www.westcore.com for the appropriate form.

*    For more information on automatic telephone and online transactions, please see “Additional Information on Telephone and Online Service” on page [     ].

Redemption Fee

The Westcore Micro-Cap Opportunity Fund and Westcore Flexible Income Fund impose a two percent (2%) redemption fee (the “Redemption Fee”) if such Fund shares are redeemed (including in connection with an exchange) within ninety (90) calendar days from their date of purchase.  The Redemption Fee is paid directly to each Fund rather than the Adviser and is intended to encourage long-term investment in the Funds and, to the extent that frequent trading persists, to offset brokerage commissions, market impact, transaction costs and other expenses associated with frequent trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.

The Redemption Fee will not be charged on transactions involving the following:

1.	Redemption of shares purchased through reinvested dividends or distributions.
2.

Redemption of shares through a Qualified Retirement Plan that provides an account for each participant, including retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Internal Revenue Code and “rabbi trusts.”

3.

Redemption of shares through wrap-fee and similar investment programs administered by financial intermediaries where the primary extent of their Frequent Trading activity is expected to be limited to periodic rebalancing programs to meet asset allocation targets.

4.

Redemption of shares through “omnibus accounts” maintained by Service Organizations (see page [    ]) that have represented to management that for administrative reasons, they are unable to apply the redemption fee to underlying shareholders. The Funds will implement the redemption fee in a timely manner (at least 90 days) once the Service Organization provides written notice to the Funds of its ability to apply the redemption fee.

5.	Redemption of shares initiated by a Fund (i.e., liquidation or merger of a fund, closing account due to balance below minimums, etc.).
6.	Redemption resulting from a legally required minimum required distribution from an IRA or Qualified Plan.
7.	Redemption in the event of death.
8.	Redemption resulting from the re-registration or transfer of ownership where the shares remain invested in the Fund.
9.	Redemption of shares based on a Qualified Domestic Relations Order or divorce decree court orders.
10.

Redemption requested in writing by a Service Organization in good faith to correct a specifically identified clerical or processing order and to provide a beneficial shareholder with the transaction originally requested by the beneficial shareholder.

11.	Redemption due to disability as defined by Internal Revenue Service (“IRS”) requirements.
12.	Redemption of shares pursuant to a systematic withdrawal of money on a periodic basis.
13.	Redemption of shares due to a hardship as defined by the IRS.

The Funds reserve the right to impose the Redemption Fee on exempted transactions, qualified plans or investment programs described above if the Adviser believes that disruptive frequent trading is present and it, or a third party, has the necessary account information to impose the redemption fee. In addition, the Funds reserve the right to waive the Redemption Fee in other circumstances, at its discretion, if such waiver is approved by both the Funds’ President and Treasurer and reported to the Board at the next scheduled meeting. Under no circumstances will any waiver involve any compensation or other consideration received by the Funds, the Adviser, or any other party pursuant to such arrangements.

Important notes on redeeming shares:

  You may redeem your Fund shares on any business day that the New York Stock Exchange (the “Exchange”) is open.

  Generally, redemption proceeds will be sent by check to the shareholders’ address of record within seven days after receipt of a valid redemption request.

  Generally, a wire transfer will be sent directly into your designated bank account the next business day after receipt of your valid redemption request, and an electronic funds transfer will be sent the second business day after receipt of your order.

  If the shares you are redeeming were purchased by check, Westcore will delay the mailing of your redemption check for up to 15 days from the day of purchase to allow the purchase to clear. If the shares you are redeeming were purchased by telephone, computer or through the Automatic Investment Plan, Westcore will delay the mailing of your redemption check until confirmation of adequate funds has been received, which is generally no longer than five business days.

ADDITIONAL INFORMATION ON TELEPHONE AND ONLINE SERVICE

  All shareholders (except for certain accounts opened through Service Organizations and certain retirement accounts) are automatically granted automatic telephone and online transaction privileges unless they decline them explicitly on their account application or in writing to Westcore Funds. These accounts opened through Service Organizations and certain retirement accounts may or may not have such privileges, depending on the privileges made available by that Service Organization or retirement plan administrator.

  Shareholders can follow the instructions provided at the Westcore Automated Service Line and Westcore Trans@ction Center to access these services using a personal identification number.

  Automatic telephone and online purchases and redemptions are completed by electronic funds transfer from your bank account to your Westcore account. (Wire transfer is not available for automatic telephone or online transactions.) To establish this privilege, please complete the “Bank Information” section of your account application. You may also call 800.392.CORE (2673) or access www.westcore.com for the appropriate form.

  Automatic telephone and online redemptions are not available for IRA, business or certain fiduciary accounts. In addition, automatic telephone and online exchanges are not available for business or certain fiduciary accounts.

  There is a $25,000 daily maximum for each account for each separate type of automatic telephone and online transaction (purchases, exchange-in, exchange-out and redemptions).

  It may be difficult to reach the Funds by telephone or online during periods of unusual market activity. If this happens, you may transact on your account by mail as described in this Prospectus.

Security Issues

The Funds have procedures to enhance security, including the use of 128-bit encryption through the Westcore Trans@ction Center, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions. However, shareholders may give up some level of security by choosing to transact by telephone or online rather than by mail.

The Funds also have procedures to confirm that telephone and online transaction requests are genuine. The Funds believe that these procedures are reasonably designed to prevent unauthorized telephone or online transactions, and the Funds and its agents will not be responsible for any losses resulting from unauthorized telephone or online transactions when these procedures are followed and the Fund reasonably believes that the transaction is genuine.

GENERAL ACCOUNT POLICIES

The Funds may modify or terminate account policies, services and features, but, subject to the Funds’ right to limit account activity or redeem involuntarily as described below, will not materially modify or terminate them without giving shareholders sixty (60) days’ written notice. The Funds reserve the right to modify the general account policies from time to time or to waive them in whole or in part for certain types of accounts.

The Funds or their agents may temporarily suspend telephone, wire and online transactions and other shareholder services if they believe it is advisable to do so.

Customer Identification Program

Federal regulations require the Funds to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security number, employer identification number (EIN) or other government-issued identification when you open an account. Additional information may be required in certain circumstances. New Account Applications without such information may not be accepted. To the extent permitted by applicable law, the Funds reserves the right to place limits on transactions in your account until your identity is verified. Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld. An Anti-Money Laundering officer has been appointed by the Fund.

Frequent Trading and Market Timing Risk

While the Funds provide shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Market timing and frequent/excessive trading activities (“Frequent Trading”) of the Funds’ shares can be disruptive to the management of the Funds and hurt the long-term performance of each Fund. In addition, mutual funds with fewer assets under management have greater exposure to Frequent Trading risks.

Frequent Trading of mutual fund shares present a variety of risks for shareholders of a mutual fund who do not engage in Frequent Trading activities. These risks, in general, include:

  dilution in the value of mutual funds’ shares for long-term shareholders;

  negative impact on a mutual fund’s performance due to the loss of investment opportunities and/or a more significant impact of cash on fund performance attributable to maintaining larger cash positions to avoid the need to liquidate holdings to meet redemption requests;

  increased brokerage, administrative costs or capital gains distributions due to higher portfolio turnover;

  interference with the efficient management of a mutual fund’s portfolio; and

  liquidation of portfolio holdings at a disadvantageous time to satisfy redemption requests.

In addition, mutual funds investing in securities that are primarily listed on foreign exchanges, such as the Westcore Blue Chip Fund and the Westcore International Small-Cap Fund, can be impacted by events affecting the price of foreign securities after the close of a foreign exchange, but prior to the close of trading on the Exchange. During such an event, the closing values of foreign securities would no longer reflect their market value; however, a mutual fund holding such foreign securities might continue to use the closing prices listed on the foreign exchange. This would allow an investor to attempt to capture any pricing inefficiencies by engaging in market timing of fund shares, which may result in dilution in the value of mutual fund shares. This strategy is generally referred to as “time-zone arbitrage.”

Similarly, the Funds that hold small-capitalization (e.g., small company) stocks that are thinly-traded may also be prone to pricing inefficiencies on days where limited trading occurs and significant events occur which could materially impact the value of such stocks.

Frequent Trading Policies and Procedures

The Board of the Funds has adopted Frequent Trading Policies and Procedures described below, which are designed to prevent Frequent Trading activities in the Funds.

  Westcore Funds imposes a Redemption Fee on redemption of shares of the Westcore Micro-Cap Opportunity Fund and Westcore Flexible Income Fund shares if such Fund shares are redeemed (including in connection with an exchange) within ninety (90) calendar days from their date of purchase. For more information regarding this fee, see page [     ].

  If the Funds believe, in their sole discretion, that an investor is engaging in Frequent Trading activity, each Fund reserves the right to reject any purchase or exchange order. Purchase or exchange orders accepted by a financial intermediary in violation of the Funds’ Frequent Trading policies are not deemed accepted by a Fund and may be cancelled or revoked on the next business day following receipt by the financial intermediary. The Funds will not be responsible for any losses you may suffer as a result of a Fund rejecting your purchase or exchange order. In addition, any redemptions or exchanges that you make (as a result of the activity described above or otherwise) will be subject to any and all redemption fees, as described on page [    ].

  The Funds reserve the right to impose restrictions on the trading activity of accounts traded through financial intermediaries.

  The Board has approved fair value pricing and valuation procedures to address circumstances when prices are either unavailable or considered unreliable. For example, a significant event that is likely to materially affect a Fund’s net asset value has occurred after the relevant foreign market has closed, but prior to the valuation time.

In addition, under Rule 22c-2 of the 1940 Act, the Funds have entered into agreements with financial intermediaries obligating such financial intermediaries to provide, upon a Fund’s request, certain information regarding their customers and their customers’ transactions in shares of the Fund. However, there can be no guarantee that all short-term trading will be detected in a timely manner, since the Funds will rely on the financial intermediaries to provide the trading information, and the Funds cannot be assured that the trading information, when received, will be in a form that can be quickly analyzed or evaluated by the Funds.

Neither the Trust nor its Funds accommodate Frequent Trading. However, none of these tools alone, nor all of them taken together, can eliminate the possibility that Frequent Trading activities will occur. The Funds may consider the trading history of accounts under common ownership or control in any Fund for the purpose of enforcing these policies.

Written Instructions

To process transactions in writing, your request should be sent to Westcore Funds, P.O. Box 44323, Denver, CO 80201-4323 and must include the following information:

  The name and class of the Fund(s).

  The account number(s).

  The amount of money or number of shares.

  The name(s) on the account.

  The signature(s) of all registered account owners (signature guaranteed, if applicable).

  Your daytime telephone number.

Signature Guarantee

A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized transfers. A signature guarantee is not the same as a notarized signature. You can obtain a signature guarantee from a bank or trust company, credit union, broker, dealer, securities exchange or association, clearing agency or savings association.

The guarantee must be a “Medallion Signature Guarantee” and must be signed in the name of the guarantor by an authorized person with that person’s title and the date. The Funds may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. Call your financial institution to see if they have the ability to guarantee your signature.

Shareholders living abroad may acknowledge their signatures at an overseas branch of a U.S. bank, member firm of a stock exchange or any foreign bank having a branch office in the U.S.

To protect your accounts from fraud, the following transactions will require a signature guarantee:

  Transferring ownership of an account.

  Redeeming by check payable to someone other than the account owner(s).

  Redeeming by check mailed to an address other than the address of record.

  Redemption check mailed to an address that has been changed within the last 30 days of the redemption request without a signature guarantee.

  Redeeming by electronic transfer to a bank account other than the bank account of record.

Each shareholder may request the Funds to require a signature guarantee for redemptions greater than $25,000 from your account by completing the applicable section of the account application or by calling 800.392.CORE (2673). Once this election has been made, the Funds may only remove it upon receipt of a signature guaranteed letter of instruction.

The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

Annual Small Balance Account Maintenance Fee – Retail Class Only

The Funds may deduct an annual maintenance fee of $12.00 from accounts serviced directly by the Funds with a value less than $750. It is expected that accounts will be valued for the purpose of calculating this maintenance fee on the first Friday of December each year. The fee is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from accounts with an active automatic investment plan or from accounts of shareholders who have a total of $10,000 or more invested directly with the Funds in multiple accounts (multiple accounts with balances totaling over $10,000 must have the same social security number to qualify).

Redemption of Low Balance Accounts

If your account balance falls below the required minimums presented on page [     ] due to redemptions, a letter may be sent advising you to either bring the value of the shares held in the account up to the minimum or establish an automatic investment of at least $25 per month for Retail Class accounts. If action is not taken within 45 days of the notice, the Retail Class shares held in the account may be redeemed and the proceeds sent by check to your address of record. Institutional Class shares may be exchanged to the Retail Class. We reserve the right to increase the investment minimums.

Involuntary Redemptions

The Funds reserve the right to close an account if the shareholder is deemed to engage in activities relating to the Funds that are illegal or otherwise believed to be detrimental to a Fund.

Right to Delay Delivery & Redeem In-Kind

The Funds reserve the right to delay delivery of your redemption proceeds up to seven days, or to honor certain redemptions with securities, rather than cash. Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”); (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Funds may also suspend or postpone the recording of the transfer of their shares upon the occurrence of any of the foregoing conditions.

Address Changes

To change the address on your account, call 800.392.CORE (2673) or send a written request signed by all account owners. Include the name of the Fund(s), the account number(s), the name(s) on the account and both the old address and new address. Certain options may be suspended for 30 days following an address change unless a signature guarantee is provided.

Registration Changes

To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Certain registration changes may have tax implications. Please contact your tax adviser. For more information call 800.392.CORE (2673).

Quarterly Consolidated Statements and Shareholder Reports

The Funds will send you a consolidated statement quarterly and, with the exception of automatic investment plan transactions and dividend reinvestment transactions, a confirmation after every transaction that affects your share balance or your account registration. A statement with tax information regarding the tax status of income dividends and capital gain distributions will be mailed to you by January 31 of each year and filed with the Internal Revenue Service (“IRS”).

Each year, we will send you an annual and a semi-annual report. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semi-annual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You will also receive an updated Prospectus at least once each year. Please read these materials carefully, as they will help you understand your investments in Westcore Funds.

To reduce expenses and demonstrate respect for the environment, we will deliver a single copy of the Funds’ financial reports and Prospectuses to multiple investors with the same mailing address. Shareholders who desire individual copies of such reports or Prospectuses should call 800.392.CORE (2673) or write to us at Westcore Funds, P.O. Box 44323, Denver, CO 80201. In addition, shareholders have the option to discontinue printed and mailed account statements and/or shareholder reports in favor of electronic versions which may be accessed on the Funds’ website through a link contained in an email sent to the shareholder. Shareholders must “opt-in” for this service by following the instructions on the website at www.westcore.com.

Disclosure of Fund Holdings

The Statement of Additional Information (“SAI”) contains a complete description of the Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio securities. All of the Funds’ holdings are posted on the Funds’ website at www.westcore.com on or around the 15th of each month. Information on the Funds’ top ten holdings may be posted earlier than the complete holdings.

Price of Fund Shares

All purchases, redemptions and exchanges will be processed at the net asset value (“NAV”) next calculated after your request is received in good order by the transfer agent or certain authorized financial intermediaries in proper form. A Fund’s NAV is determined as of the close of regular trading on the Exchange, currently 4:00 p.m. Eastern Time, on each day that the Exchange is open. In order to receive that day’s price, your request must be received by the transfer agent or certain authorized financial intermediaries by the close of regular trading on the Exchange on that day. If not, your request will be processed at the Fund’s NAV at the close of regular trading on the next business day. To be in good order, your request must include your account number and must state the Fund shares you wish to purchase, redeem or exchange.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the Exchange is stopped at a time other than 4:00 p.m. Eastern Time. In the event the Exchange does not open for business because of an emergency, the Funds may, but are not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency situation, please call 800.392.CORE (2673).

In the case of participants in certain employee benefit plans investing in certain Funds and certain other investors, purchase and redemption orders will be processed at the NAV next determined after the Service Organization (as defined below) acting on their behalf receives the purchase or redemption order.

The Funds have authorized financial intermediaries to accept on its behalf purchase and redemption orders made through a mutual fund supermarket. Such financial intermediaries may designate other financial intermediaries to accept purchase and redemption orders on behalf of the Funds.

The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were initially processed at an NAV that is subsequently adjusted, and recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing NAV, provided that such reprocessing commences upon determination of a NAV adjustment and proceeds until fully implemented.

A Fund’s NAV is calculated by dividing the total value of its investments and other assets, less liabilities, by the total number of shares outstanding. Each Fund’s investments are generally valued at market value or, when market quotations are not readily available or when events occur that make established valuation methods unreliable, at fair value as determined in good faith under the direction of the Board. If any security is valued using fair value pricing, a Fund’s value for that security is likely to be different from the last quoted market price.

Valuation

Valuing Domestic Securities

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. However, securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices. There are very limited circumstances in which domestic securities are expected to use fair value pricing (for example, if the exchange on which a security is principally traded closes early, if trading in a particular security was halted during the day and did not resume prior to the valuation time or when investing in restricted or private placement securities with no readily available market price). Exchange-traded interest rate futures are valued at the settlement price determined by the relevant exchange.

Valuing Foreign Securities

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal foreign exchange. If a security is valued in a currency other than U.S. dollars, the value will be converted to U.S. dollars using the most recent exchange rate prior to the valuation time provided by the Funds’ independent pricing service. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE. With respect to securities that are primarily listed on foreign exchanges, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or sell shares. Notwithstanding the foregoing, if an event has occurred after the relevant foreign market has closed but prior to the valuation time that is likely to materially affect a Fund’s net asset value (i.e., a “significant event”), the security will be fair valued by the Adviser, using pricing procedures for the Funds that have been approved by the Board. Examples of potentially significant events that could materially impact a Fund’s net asset value include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts and significant governmental actions. The primary objective of fair value pricing with respect to foreign securities is to minimize the possibilities for time-zone arbitrage.

Valuing Fixed-Income Obligations

Fixed-income obligations having a remaining maturity of greater than sixty (60) days at the time of purchase generally do not have readily available market quotations. As such, the Funds employ an independent pricing service selected by the Adviser, and approved by the Board, that may provide “evaluated” prices using generally accepted pricing methodologies. Prices obtained from the pricing service utilize both dealer-supplied valuations when available, and modeling techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Municipal securities are generally valued at the “evaluated” bid and all other fixed-income obligations are generally valued at the mean between the “evaluated” bid and ask prices. If the Adviser concludes that the “evaluated” price is unreliable or if the independent pricing service cannot provide a valuation for the security, the security may be valued using quotations from at least one broker-dealer selected by the Adviser or the security will be fair valued by the Adviser, using pricing procedures for the Funds that have been approved by the Board. Debt securities with remaining maturities of sixty (60) days or less at the time of purchase are valued at amortized cost, which generally equals market value.

Accounts Opened Through a Service Organization

You may purchase or sell Fund shares through an account you have with a financial intermediary (your “Service Organization”). Your Service Organization may charge transaction fees on the purchase and/or sale of Fund shares. Retail Class Accounts offered through a Service Organization may require different minimum initial and subsequent investments than Westcore Funds require. Institutional Class accounts offered through a Service Organization may meet the $500,000 minimum investment amount by aggregating multiple accounts within a Fund, however each separate account must meet a minimum investment requirement of $10,000. Exceptions to the Institutional Class minimums may apply for qualified retirement plans and other account types with lower or no networking and/or omnibus fees charged to the Funds.
The Funds reserve the right to change the amount of minimums through Service Organizations from time to time or to waive them in whole or in part.

Service Organizations may also impose additional charges and restrictions, earlier cut-off times or different transaction policies and procedures, including more or less stringent policies, with respect to charging redemption fees from those applicable to shareholders that invest in Westcore Funds directly. Shareholders investing through Service Organizations should inquire about such policies prior to investing. The Service Organization, rather than you, may be the shareholder of record of your Fund shares. The Westcore Funds are not responsible for the failure of any Service Organization to carry out its obligations to its customers.

Certain Service Organizations may charge networking and/or omnibus account fees with respect to transactions in the Funds that are processed through the National Securities Clearing Corporation (“NSCC”) or similar systems. These fees may be paid by the Funds either directly to the Service Organizations or to the Administrators, which they use to reimburse the Service Organizations.

A Service Organization may receive fees from each Fund or the Adviser for providing services to the Fund or its shareholders. Such services may include, but are not limited to, shareholder assistance and communication, transaction processing and settlement, account set-up and maintenance, tax reporting and accounting. In certain cases, a Service Organization may elect to credit against the fees payable by its customers all or a portion of the fees received from the Fund or the Adviser with respect to their customers’ assets invested in the Fund. Payments made by the Adviser are predominantly based on current assets serviced by the Service Organization, but they may be based on other measures, such as number of participants in a retirement plan. The amount of these payments as determined from time to time by the Adviser may be substantial, and may differ for different Service Organizations depending on service levels, depth of relationship and product. The Adviser may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars or client appreciation events for such Service Organizations or financial intermediaries using such Service Organizations to raise awareness of the Funds. The receipt (or prospect of receiving) payments described above may provide a Service Organization, its salespersons or financial intermediaries using such Service Organizations with an incentive to favor sales of Fund shares over sales of other mutual funds (or non-mutual fund investments) with respect to which the financial intermediary does not receive such payments or receives payments in lower amounts. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations of the Funds.

DISTRIBUTIONS AND TAXES

Distributions

A Fund’s income from dividends and interest and any net realized short-term capital gains are paid to shareholders as income dividends. A Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. Net realized long-term capital gains are paid to shareholders as capital gain dividends. A dividend will reduce the net asset value of a Fund share by the amount of the dividend on the ex-dividend date.

Distribution Schedule

Fund	Income Dividends	Capital Gains

Westcore Growth Fund

Westcore MIDCO Growth Fund

Westcore Select Fund

Westcore Blue Chip Fund

Westcore Mid-Cap Value Fund

Westcore Small-Cap Opportunity Fund

Westcore Small-Cap Value Fund

Westcore Micro-Cap Opportunity Fund

Westcore International Small-Cap Fund

	Generally declared and paid annually	Declared and paid at least annually and generally in December
Westcore Flexible Income Fund Westcore Plus Bond Fund Westcore Colorado Tax-Exempt Fund	Declared and paid monthly	Declared and paid at least annually and generally in December

When you open an account, all dividends and capital gains will be automatically reinvested in the distributing Fund unless you specify on your account application that you want to receive your distributions in cash or reinvest them in another Fund. Income dividends and capital gain distributions will be reinvested without a sales charge at the net asset value on the ex-dividend date. You may change your distribution option at any time by mail to the appropriate address listed under “How to Contact Westcore Funds,” calling 800.392.CORE (2673), or online at www.westcore.com.

Taxes

U.S. Federal Income Taxes

The following is a summary of certain tax considerations under current law, which may be subject to change, possibly with retroactive effect.  The following summarizes the U.S. federal income tax consequences of investments in the Funds for U.S. persons only, which include (i) U.S. citizens or residents, (ii) corporations organized in the United States or under the law of the United States or any state (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source; or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.  Shareholders that are partnerships or nonresident aliens, foreign trusts or estates, or foreign corporations may be subject to different U.S. federal income tax treatment. This summary is general in nature and you should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

This discussion is based on the assumption that the Funds will qualify under Subchapter M of the Code as regulated investment companies.

Each Fund intends to declare as dividends all or substantially all of its taxable income, including its net capital gain (i.e., the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to Fund shareholders as long-term capital gain, regardless of how long shares of the Fund are held. Other Fund distributions (other than exempt-interest dividends, discussed below) will generally be taxable as ordinary income or, if so designated by a Fund, as “qualified dividend income” taxable to individual shareholders for taxable years beginning before January 1, 2013, at a maximum fifteen percent (15%) tax rate, provided that the individual receiving the dividend satisfies certain holding period requirements for his or her Fund shares. The amount of distributions from a Fund that will be eligible for the “qualified dividend income” lower rate, however, cannot exceed the amount of dividends received by a Fund that are qualifying dividends (i.e., dividends from U.S. corporations or certain qualifying foreign corporations). Thus, to the extent that dividends from a Fund are attributable to other sources, such as taxable interest, fees from securities lending transactions, certain distributions from real estate investment trusts, Code section 988 transactions or are short term capital gains, such dividends will not be eligible for the lower rate. Nonetheless, if at least ninety-five percent (95%) of the Fund’s “gross income” is from qualifying dividends, then one hundred percent (100%) of its distributions will be eligible for the lower rate. For these purposes, a Fund’s gross income does not include gain from the disposition of stock or securities except to the extent that the net short-term capital gain from such dispositions exceeds the net long-term capital loss from such dispositions.

Fund distributions are taxable regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions paid to you.

If a dividend or distribution is made shortly after the purchase of Fund shares, the purchase price will reflect the amount of the upcoming distribution. You will incur taxes on the entire amount of the distribution received, even though, as an economic matter, you did not participate in these gains and the distribution simply constitutes a return of your initial investment. This is known as “buying into a dividend.”

Shareholders of a Fund will recognize taxable gain or loss on a sale, exchange or redemption of shares of the applicable Fund, including an exchange of shares for shares of another Fund, based on the difference between the shareholder’s adjusted tax basis in the shares disposed of and the amount received for them. Generally, this gain or loss will be long-term if your holding period for the shares disposed of exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.  Any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent that the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

Legislation enacted in 2008 requires a fund (or its administrative agent) to report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012, and sold on or after such date.  In addition to the requirement to report the gross proceeds from the sale of Fund shares, the Funds will also be required to report the cost basis information for such shares and indicate whether such shares had a short-term or long-term holding period. In the absence of an election by a shareholder to elect otherwise from among the available IRS-accepted cost basis methods, the Funds will use a default cost basis method. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them.

Any distributions on, sales, exchanges or redemptions of, shares held in an IRA (or other tax-qualified plan) are not currently taxable.

Fund dividends paid to corporate shareholders that are attributable to “qualifying dividends” received from U.S. domestic corporations may be eligible for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

The Westcore Colorado Tax-Exempt Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are exempt from federal income taxes. However, some dividends will be taxable, such as dividends that are attributable to income on bonds that are acquired at a “market discount,” and distributions of short-term and long-term capital gains.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Westcore Colorado Tax-Exempt Fund generally will not be deductible for federal income tax purposes.

A portion of the exempt-interest dividends paid by the Westcore Colorado Tax-Exempt Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

If you receive an exempt-interest dividend with respect to any share and you hold the share for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

The Westcore Blue Chip Dividend Growth and Westcore International Small-Cap Funds will likely be, and other Funds may be, subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. In certain situations, a Fund may make an election to treat a proportionate amount of such taxes as constituting a distribution to each shareholder, which would allow each shareholder to either (1) credit such proportionate amount of taxes against U.S. federal income tax liability or (2) take such amount as an itemized deduction.

Colorado State Income Taxes

The following summary addresses only the Colorado state income tax consequences to shareholders who are subject to Colorado state income tax and who invest in the Westcore Colorado Tax-Exempt Fund.

The Westcore Colorado Tax-Exempt Fund intends to invest substantially all of its assets in tax-exempt obligations of the state of Colorado and its political subdivisions. Shareholders who are subject to Colorado state income tax generally will not be subject to tax on dividends paid by the Fund to the extent that the dividends are attributable to exempt-interest income of the Fund from such obligations.  However, to the extent dividends are not attributable to exempt-interest income, such as distributions of short-term or long-term capital gain or non-exempt interest income, shareholders will not be exempt from Colorado income tax, except to the extent that the distributions represent income from U.S. Government securities or securities of certain U.S. possessions or constitute a tax-free return of principal.

Colorado imposes an alternative minimum tax on individuals, estates, and trusts that is based, in part, on such taxpayer’s federal alternative minimum taxable income.  To the extent that exempt interest income of the Westcore Colorado Tax-Exempt Fund is includible in such taxpayer’s federal alternative minimum taxable income, it should not be includible in Colorado alternative minimum taxable income.  Colorado imposes no alternative minimum tax on corporations.

Gain on the sale, exchange, or other disposition of the Westcore Colorado Tax-Exempt Fund shares will generally be subject to Colorado income tax to the extent such gain is includible in federal taxable income.  Colorado currently taxes all such gain at a flat rate of 4.63%, regardless of the character of the gain for federal income tax purposes.  Loss on a sale, exchange or other disposition of the Westcore Colorado Tax-Exempt Fund shares will generally be subject to the limitations on capital losses described in Section 1211 of the Code.

Shareholders of the Westcore Colorado Tax-Exempt Fund should consult their tax advisers about these and other state and local tax consequences of their investment in the Westcore Colorado Tax-Exempt Fund.

Other State and Local Income Taxes

Shareholders may also be subject to other state and local income taxes on distributions and redemptions. Such income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or locality tax jurisdiction. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

MANAGEMENT OF THE FUNDS

Board of Trustees

The business and affairs of each Fund are managed under the direction of the Trust’s Board. The SAI contains information about the Board.

Investment Adviser

Denver Investments, with principal offices at 1225 17th Street, 26th Floor, Denver, Colorado, 80202, serves as the investment adviser to the Funds. Denver Investments was originally founded in 1958 as a wholly owned subsidiary of a regional bank and was organized in 1994 as a management-owned Colorado limited liability company. As of March 31, 2013, it had approximately $[     ] billion in assets under management, including approximately $[    ] billion for [             ] investment company portfolios.

Denver Investments provides a continuous investment program for the Funds, including investment research and management. Denver Investments makes investment decisions for the Funds and places orders for all purchases and sales of the Funds’ portfolio securities.

Management Expenses

For the fiscal year ended December 31, 2012, each Fund paid the Adviser an advisory fee. The effective advisory fees are set forth below and are expressed as an annual percentage of a Fund’s average daily net assets. To the extent that the Adviser waives fees to maintain the maximum Net Annual Fund Operating Expenses, it waives the Advisory Fee first then its portion of the Administration Fee second. The effective advisory fee shown below represents the aggregate fee earned by the Adviser for both the retail and institutional classes, after applicable class waivers. Additional information regarding the basis for the Board’s approval of the investment advisory agreements for the Funds is available in the Funds’ Annual Report to shareholders.

Fee Schedule	Effective Advisory Fees
Westcore Growth Fund
Westcore MIDCO Growth Fund
Westcore Select Fund
Westcore Blue Chip Fund
Westcore Mid-Cap Value Fund
Westcore Small-Cap Opportunity Fund
Westcore Small-Cap Value Fund
Westcore Micro-Cap Opportunity Fund
Westcore International Small-Cap Fund
Westcore Flexible Income Fund
Westcore Plus Bond Fund
Westcore Colorado Tax-Exempt Fund

Investment Personnel

For additional information regarding Investment Personnel compensation, other accounts managed, and ownership of securities in the Funds, please see the SAI.

Westcore Growth Fund

The Westcore Growth Fund (the “Fund”) is managed by Mr. Ross G. Moscatelli, CFA, Director of Large-Cap Growth Research, and Mr. Craig W. Juran, CFA. The portfolio managers are further supported by the dedicated research analysts of the Large-Cap Growth Research team (“Large-Cap Growth Team”). This team also leverages the resources and research of the Mid-Cap Growth Research team. Each member of the Large-Cap Growth Team is assigned specific industries to focus their research efforts. Team members recommend purchase and sell decisions for the Fund. Every potential new investment is presented to the Large-Cap Growth Team which reviews the investment ideas to determine whether that potential investment is attractive and compatible with the Fund’s investment objective. The Large-Cap Growth Team typically seeks to reach consensus on all investment decisions, however Mr. Moscatelli, as Director of Large-Cap Growth Research, has ultimate responsibility for the final decision to buy or sell a security.

Westcore MIDCO Growth Fund

The Westcore MIDCO Growth Fund (the “Fund”) is managed by Mr. Mitch S. Begun, CFA, Lead Portfolio Manager and Director of Mid-Cap Growth Research, Mr. F. Wiley Reed, CFA, Lead Portfolio Manager, Mr. Adam C. Bliss, Portfolio Manager, Mr. Brian C. Fitzsimons, CFA, Portfolio Manager, and Mr. Jeffrey J. Loehr, CFA, Portfolio Manager, who are all members of the Mid-Cap Growth Research Team (“Mid-Cap Growth Team”). Each portfolio manager is assigned specific industries to focus their research efforts. Any Mid-Cap Growth Team member may recommend purchase and sell decisions. The recommendation is then reviewed by the Lead Portfolio Managers to determine whether it is compatible with the Fund’s investment objective. The Lead Portfolio Managers will generally reach a joint decision to buy or sell a security, however, Mr. Begun, as Director of Mid-Cap Growth Research, has ultimate responsibility for the final decision to buy or sell a security.

Westcore Select Fund

The Westcore Select Fund (the “Fund”) is managed by Mr. Mitch S. Begun, CFA, Lead Portfolio Manager and Director of Mid-Cap Growth Research, Mr. F. Wiley Reed, CFA, Lead Portfolio Manager, Mr. Adam C. Bliss, Portfolio Manager, Mr. Brian C. Fitzsimons, CFA, Portfolio Manager, and Mr. Jeffrey J. Loehr, CFA, Portfolio Manager, who are all members of the Mid-Cap Growth Research Team (“Mid-Cap Growth Team”). Each portfolio manager is assigned specific industries to focus their research efforts. Any Mid-Cap Growth Team member may recommend purchase and sell decisions. The recommendation is then reviewed by the Lead Portfolio Managers to determine whether it is compatible with the Fund’s investment objective. The Lead Portfolio Managers will generally reach a joint decision to buy or sell a security, however, Mr. Begun, as Director of Mid-Cap Growth Research, has ultimate responsibility for the final decision to buy or sell a security.

Westcore Value Funds

The Westcore Value Funds are managed by Mr. Kris B. Herrick, CFA, Director of Value Research, Mr. Mark M. Adelmann, CFA, CPA, Mr. Derek R. Anguilm, CFA, Mr. Troy Dayton, CFA, and Ms. Lisa Z. Ramirez, CFA (the “Value Team”). These individuals have each been assigned specific industries to focus their research efforts. The Value Team is further supported by research analysts. Every new investment is presented to the Value Team which reviews investment ideas to determine whether that potential investment is attractive and compatible with each Fund’s investment objective. The Value Team typically seeks to reach consensus on all investment decisions.

Westcore Micro-Cap Opportunity Fund

The Westcore Micro-Cap Opportunity Fund (the “Fund”) is managed by Mr. Kris B. Herrick, CFA, Director of Value Research, Mr. Paul A. Kuppinger, CFA, and Mr. Jon K. Tesseo (the “Team”). These individuals are primarily responsible for the day-to-day management of the Fund, including the development and ongoing application of Denver Investments’ proprietary quantitative model.

Westcore International Small-Cap Fund

The Westcore International Small-Cap Fund (the “Fund”) is managed by Denver Investments’ International Small-Cap Research Team (the “International Small-Cap Team”). Mr. John C. Fenley, CFA, Portfolio Manager, is the International Small-Cap Team’s Director. Mr. Fenley is supported by Portfolio Manager, Mr. Jeremy A. Duhon, CFA. The portfolio managers recommend purchase and sell decisions for the Fund and then meet as a team to discuss and review these recommendations to determine whether the recommendations are compatible with the Fund’s investment objective. The International Small-Cap Team typically seeks to reach a consensus on all investment decisions.

Westcore Flexible Income Fund

The Westcore Flexible Income Fund (the “Fund”) is managed by Mr. Mark R. McKissick, CFA, Portfolio Manager and Director of Fixed Income Research (the “Fixed Income Team”). Mr. McKissick is supported by Portfolio Manager, Mr. Troy A. Johnson, CFA. They are supported by the remaining investment professionals within the Fixed Income Team who are “generalists” conducting fundamental research across all investment types. Any Fixed Income Team member may recommend purchase and sell decisions for the Fund. The recommendation is then discussed and reviewed by the Fixed Income Team to determine whether the recommendation is compatible with the Fund’s investment objective. The portfolio managers will generally reach a joint decision to buy or sell a security, however, in certain circumstances, a portfolio manager may individually decide to buy or sell a security. Mr. McKissick, as Director of Fixed Income Research does have the ability to override any such decision.

Westcore Plus Bond Fund

The Westcore Plus Bond Fund (the “Fund”) is managed by Mr. Mark R. McKissick, CFA, Portfolio Manager and Director of Fixed Income Research (the “Fixed Income Team”). Mr. McKissick is supported by Portfolio Manager, Ms. Lisa M. Snyder, CFA. They are supported by the remaining investment professionals within the Fixed Income Team who are “generalists” conducting fundamental research across all investment types. Any Fixed Income Team member may recommend purchase and sell decisions for the Fund. The recommendation is then discussed and reviewed by the Fixed Income Team to determine whether the recommendation is compatible with the Fund’s investment objective. The portfolio managers will generally reach a joint decision to buy or sell a security, however, in certain circumstances, a portfolio manager may individually decide to buy or sell a security. Mr. McKissick, as Director of Fixed Income Research, does have the ability to override any such decision.

Westcore Colorado Tax-Exempt Fund

The Westcore Colorado Tax-Exempt Fund (the “Fund”) is managed by Mr. Thomas B. Stevens, CFA, Portfolio Manager and Mr. Kenneth A. Harris, CFA, Portfolio Manager. Mr. Stevens has announced his plans to retire as Portfolio Manager for the Fund and from his position with Denver Investments effective October 1, 2012. Mr. Stevens and Mr. Harris will jointly manage the Fund during the period between May 1, 2012 and September 30, 2012.  During this period Mr. Stevens and Mr. Harris will conduct investment research and collaborate on ideas to determine whether the potential investment is attractive and compatible with the Fund’s investment objective. Mr. Harris will take ultimate responsibility for the final decision to buy or sell a security and for determining the overall portfolio characteristics, such as average yield, effective maturity, duration, and quality measures on October 1, 2012.

Portfolio Managers

Ross G. Moscatelli, CFA has been a Portfolio Manager of the Westcore Growth Fund since April 14, 2004. He is also a Partner and Portfolio Manager at Denver Investments and is the Director of Large-Cap Growth Research. Prior to rejoining Denver Investments in 2004, Mr. Moscatelli worked at Invesco Funds Group, Inc. for three years as an Associate Partner and Portfolio Manager. Before joining Invesco Funds Group, he was a Mid-Cap Growth Research Analyst at Denver Investments for four years. His career began as an Investment Banking Financial Analyst at Morgan Keegan & Company, Inc. where he worked for two years. Mr. Moscatelli received a BA from Duke University. He is a CFA charterholder and a member of the CFA Institute and the CFA Society of Colorado.

Craig W. Juran, CFA has been a Portfolio Manager of the Westcore Growth Fund since November 1, 2004. He is also a Partner and Portfolio Manager at Denver Investments and is an Analyst on the Large-Cap Growth Research Team. Prior to joining the firm in 2004, Mr. Juran was an Associate Partner and Equity Analyst at Invesco Funds Group Inc. for seven years. He also worked as an Analyst and Manager at Lipper Analytical Services Inc. for three years. Mr. Juran received a BA and an MA from Colorado State University. He is a CFA charterholder and a member of the CFA Institute and the CFA Society of Colorado.

Mitch S. Begun, CFA is a Lead Portfolio Manager of Westcore MIDCO Growth Fund and Westcore Select Fund beginning October 31, 2012 and has been a Portfolio Manager of the Westcore MIDCO Growth Fund since April 29, 2008 and Westcore Select Fund since April 30, 2010. Mr. Begun served as the Co-Director of Mid-Cap Growth Research beginning April 30, 2010. He is also a Partner and Portfolio Manager at Denver Investments and is the Director of Mid-Cap Growth Research. Prior to joining the firm in 2003, Mr. Begun worked as an Equity Research Associate at Raymond James & Associates. Mr. Begun received a BSBA from the University of North Carolina at Chapel Hill. He is a CFA charterholder and a member of the CFA Institute and the CFA Society of Colorado.

Adam C. Bliss has been a Portfolio Manager of the Westcore MIDCO Growth Fund since April 29, 2008 and Westcore Select Fund since April 30, 2010. He is also a Partner and Portfolio Manager at Denver Investments and is an Analyst on the Mid-Cap Growth Research Team. Prior to joining the firm in 2004, Mr. Bliss was a Co-Portfolio Manager and Equity Analyst at Berger Funds where he entered the investment field at the beginning of his career. He received a BSBA from Saint Mary’s College of California and an MBA from the University of Denver.

Brian C. Fitzsimons, CFA has been a Portfolio Manager of the Westcore MIDCO Growth Fund and Westcore Select Fund since April 30, 2010. He is also a Partner and Portfolio Manager at Denver Investments and is an Analyst on the Mid-Cap Growth Research Team. Prior to joining the firm in 2005, Mr. Fitzsimons was a Finance Manager at Newmont Capital Ltd from 2004 to 2005, an Equity Analyst at A.G. Edwards & Sons, Inc. from 2002 to 2004, and an Equity Analyst at Berger Funds during 2002. He received a BS from Metropolitan State College of Denver and an MBA from the University of Denver. He is a CFA charterholder and a member of the CFA Institute and the CFA Society of Colorado.

Jeffrey J. Loehr, CFA has been a Portfolio Manager of the Westcore MIDCO Growth Fund since April 29, 2008 and Westcore Select Fund since April 30, 2010. He is also a Partner and Portfolio Manager at Denver Investments and is an Analyst on the Mid-Cap Growth Research Team. Mr. Loehr began his career as a Research Associate at Denver Investments in 2000. He received a BA from the University of South Florida and an MBA from University of Denver. Mr. Loehr is a CFA charterholder and a member of the CFA Institute and the CFA Society of Colorado.

F. Wiley Reed, CFA is a Lead Portfolio Manager of Westcore MIDCO Growth Fund and Westcore Select Fund beginning October 31, 2012 and has been a Portfolio Manager of the Westcore MIDCO Growth Fund since June 1, 2005 and Westcore Select Fund since April 30, 2010. He is also a Partner and Portfolio Manager at Denver Investments and is an Analyst on the Mid-Cap Growth Research Team. Prior to joining the firm’s Mid-Cap Growth Team in 1998, Mr. Reed co-managed Small-Cap Growth Investments for high net worth individuals at Denver Investments for two years. Mr. Reed received a BS from Wake Forest University and an MS from Carnegie Mellon University. He is a CFA charterholder and a member of the CFA Institute and the CFA Society of Colorado.

Kris B. Herrick, CFA has been a Portfolio Manager of the Westcore Blue Chip Fund, Westcore Mid-Cap Value Fund and the Westcore Small-Cap Opportunity Fund since October 1, 2002, the Westcore Small-Cap Value Fund since December 13, 2004 and the Westcore Micro-Cap Opportunity Fund since June 23, 2008. He is also a Partner and Portfolio Manager at Denver Investments and is the Director of Value Research. Prior to joining the firm in 2000, Mr. Herrick worked as a Financial Services Analyst with Jurika and Voyles for three years. Mr. Herrick received a BA and a BS from the University of Northern Colorado. He is a CFA charterholder and a member of the CFA Institute and the CFA Society of Colorado.

Mark M. Adelmann, CFA, CPA has been a Portfolio Manager of the Westcore Blue Chip Fund since June 3, 2002, the Westcore Mid-Cap Value Fund and the Westcore Small-Cap Opportunity Fund since October 1, 2002 and the Westcore Small-Cap Value Fund since December 13, 2004. Mr. Adelmann is also a Partner and Portfolio Manager at Denver Investments and is an Analyst on the Value Team. Prior to joining the firm in 1995, he worked with Deloitte & Touche for 14 years in auditing and financial reporting and achieved the level of Senior Manager. Mr. Adelmann received a BS from Oral Roberts University. He is a Certified Public Accountant and is a member of the American Institute of CPAs. He is also a CFA charterholder and a member of the CFA Institute and the CFA Society of Colorado.

Derek R. Anguilm, CFA has been a Portfolio Manager of the Westcore Blue Chip Fund, Westcore Mid-Cap Value Fund and the Westcore Small-Cap Opportunity Fund since October 1, 2003 and the Westcore Small-Cap Value Fund since December 13, 2004. He is also a Partner and Portfolio Manager at Denver Investments and is an Analyst on the Value Team. Mr. Anguilm started at Denver Investments in 2000 and joined the Value Team in 2001. Prior to joining the firm, he was a Research Assistant at Everen Securities for one year. Mr. Anguilm received a BS from Metropolitan State College of Denver. He is a CFA charterholder and a member of the CFA Institute and the CFA Society of Colorado.

Troy Dayton, CFA has been a Portfolio Manager of the Westcore Blue Chip Fund, Westcore Mid-Cap Value Fund and the Westcore Small-Cap Opportunity Fund since October 1, 2002 and the Westcore Small-Cap Value Fund since December 13, 2004. He is also a Partner and Portfolio Manager at Denver Investments and is an Analyst on the Value Team. Prior to joining the firm in 2002, Mr. Dayton was an Equity Research Analyst with Jurika and Voyles and an Equity Research Associate at Dresdner RCM Global Investors. He also worked as a trading support officer for Citibank’s Global Asset Management Department in London, England. Mr. Dayton received a BSB from Colorado State University. He is a CFA charterholder and a member of the CFA Institute and the CFA Society of Colorado.

Paul A. Kuppinger, CFA has been a Portfolio Manager of the Westcore Micro-Cap Opportunity Fund since June 23, 2008. He is also a Vice President and Portfolio Manager at Denver Investments and is a Quantitative Analyst on the Value Team. Prior to joining the firm in 2006, Mr. Kuppinger spent 17 years in the wealth management business, most recently as a Principal, Chief Investment Officer, and Chief Compliance Officer at Rocky Mountain Wealth Advisors. He also has held positions of Vice President of Research for Curian Capital for one year and Director of Research for Prima Capital for four years. Prior to that, he worked for KPMG’s Investment Advisory Practice, where he built the investment and operations platform. Mr. Kuppinger received a BA from The Colorado College and an MBA from the University of Colorado. He is a CFA charterholder and a member of the CFA Institute and the CFA Society of Colorado.

Lisa Z. Ramirez, CFA has been a Portfolio Manager of the Westcore Blue Chip Fund, Westcore Mid-Cap Value Fund, Westcore Small-Cap Opportunity Fund and Westcore Small-Cap Value Fund since April 30, 2009. She is also a Partner and Portfolio Manager at Denver Investments and an Analyst on the Value Team. Prior to joining the Value Team in 2005, Ms. Ramirez was with the Mid-Cap Growth Equity Team for eight years. Prior to joining the Equity Growth Team Ms. Ramirez started her career at Denver Investments as a Portfolio Administrator. She received a BS from the University of Colorado at Denver and an MBA from Regis University. Ms. Ramirez is a CFA charterholder and a member of the CFA Institute and the CFA Society of Colorado.

Jon K. Tesseo has been a Portfolio Manager of the Westcore Micro-Cap Opportunity Fund since June 23, 2008. He is a Vice President and Portfolio Manager at Denver Investments and a Quantitative Analyst on the Value Team. Prior to joining the firm in 2008, Mr. Tesseo was the Investment Director for OmniWealth Ltd. and was the Director of Research and a Portfolio Manager at Oak Research Inc. for three years where he developed and managed two market neutral funds. He also worked for five years as a Portfolio Manager at Harris Investment Management, managing Small-Cap Value Portfolios, and served as the Director of Research and Portfolio Manager for Navellier & Associates for eight years, managing multiple quantitative strategies. He began his career as a systems engineer for Lotus Development Inc. where he developed quantitative models for financial institutions. Mr. Tesseo received a BS from Bryant College.

John C. Fenley, CFA has been a Portfolio Manager of the Westcore International Small-Cap Fund since October 1, 2003. He is also a Partner and Portfolio Manager at Denver Investments and is the Director of International Small-Cap Research. Prior to joining the firm in 2000, Mr. Fenley worked as a Vice President of Research where he was responsible for over $1.0 billion in assets of International, Global, and Small-Cap Mandates for Institutional Clients and Mutual Funds at Hansberger Global Investors for three years. He also was a Vice President and Portfolio Manager at Sun Trust Bank for two years where he was responsible for $900 million in personal and institutional trust assets, and a Portfolio Manager and Equity Analyst at the Fifth Third Bank for five years. Mr. Fenley received a BA from Vanderbilt University and an MBA from Duke University. He is a CFA charterholder and a member of the CFA Institute and the CFA Society of Colorado.

Jeremy A. Duhon, CFA has been a Portfolio Manager of the Westcore International Small-Cap Fund since April 30, 2009. He is also a Partner and Portfolio Manager at Denver Investments and is an Analyst on the International Small-Cap Team. Prior to joining the firm in 2004, Mr. Duhon worked as a Senior Investment Fellow at El Pomar Foundation for two years. He received a BA from Pomona College. Mr. Duhon is a CFA charterholder and a member of the CFA Institute and the CFA Society of Colorado.

Mark R. McKissick, CFA, CPA (inactive) has been a Portfolio Manager of the Westcore Flexible Income Fund and Westcore Plus Bond Fund since October 1, 2003. He is also a Partner and Portfolio Manager at Denver Investments and is the Director of Fixed Income Research. Prior to joining the firm in 1999, Mr. McKissick was a Senior Research Analyst with Hotchkis & Wiley for one year and a Portfolio Manager with Payden & Rygel Investment Council for two years. He also worked at Salomon Brothers as a Vice President of Institutional Fixed Income for four years and Senior Accountant at Ernst & Young for three years. Mr. McKissick received a BS and a BA from Oklahoma State University and MBA from the University of Chicago. He is a CFA charterholder and a member of the CFA Institute and the CFA Society of Colorado.

Troy A. Johnson, CFA has been a Portfolio Manager of the Westcore Flexible Income Fund since April 30, 2009. He is also a Partner and Portfolio Manager at Denver Investments and is an Analyst on the Fixed-Income Team. Prior to joining the firm in 2007, Mr. Johnson worked as a Portfolio Manager and Analyst at Quixote Capital Management for six years, specializing in risk arbitrage. He also performed credit analysis of investment grade and high yield issues while ultimately serving as the Senior Fixed Income Analyst during his eight years at Invesco Funds Group, Inc. Mr. Johnson received a BS from Montana State University and an MS from the University of Wisconsin. He is a CFA charterholder and a member of the CFA Institute and the CFA Society of Colorado.

Lisa M. Snyder, CFA has been a Portfolio Manager of the Westcore Plus Bond Fund since April 30, 2009. She is also a Partner and Portfolio Manager at Denver Investments on the Fixed-Income Team. Prior to joining the firm in 2006, Ms. Snyder worked for eight years as a Performance Analyst for Ampersand Capital. She received a BA from Stanford University and an MS from the University of Denver. Ms. Snyder is a CFA charterholder and a member of the CFA Institute and the CFA Society of Colorado.

Thomas B. Stevens, CFA has been a Portfolio Manager of the Westcore Colorado Tax-Exempt Fund since May 28, 1999. He is also a Partner and Portfolio Manager at Denver Investments on the Fixed-Income Team. Prior to joining the firm in 1986, Mr. Stevens was a Vice President and Portfolio Manager for Fidelity Bank and a Fixed Income Portfolio Manager for National Investment Services of America. He began his investment career as a Fixed Income Trader for the National Bank of Detroit. Mr. Stevens received a BA from the University of Virginia and an MBA from Columbia University. He is a CFA charterholder and a member of the CFA Institute and the CFA Society of Colorado.

Kenneth A. Harris, CFA has been a Portfolio Manager of the Westcore Colorado Tax-Exempt Fund since June 1, 2005. He is also a Partner and Portfolio Manager and an Analyst on the Fixed-Income Team. Prior to joining the firm in 2000, Mr. Harris was the Treasurer of Blue Cross and Blue Shield of Colorado. Mr. Harris received a BBA from the University of Arizona and an MBA from the University of Colorado at Denver. He is a CFA charterholder and a member of the CFA Institute and the CFA Society of Colorado.

Co-Administrators

ALPS Fund Services, Inc. (“ALPS”) and the Adviser serve as co-administrators (“Administrators”) to the Funds and receive fees in such capacity. ALPS has also agreed to maintain the financial accounts and records of each Fund, to compute the net asset value and certain other financial information relating to each Fund and provide transfer agency services to each Fund.

Each Fund has agreed to reimburse the Adviser for a portion of the payments it makes to certain Service Organizations for providing recordkeeping and sub-accounting services to persons who own Fund Retail Class shares through omnibus accounts (“Omnibus Accounts”). The amount reimbursed by the Fund is intended to not exceed the estimated costs that would be incurred by the Fund if the shares held in the Omnibus Accounts were serviced directly by the Fund’s transfer agent.

To determine the Periodic Reimbursement Amount, the Fund’s effective cost for servicing shares directly by the Fund’s transfer agent is calculated on a periodic basis but no later than quarterly as follows (“Effective Rate”):

     Fund Retail Class Transfer Agency Costs divided by Fund Retail Class Assets serviced directly by the Fund’s Transfer Agent.

This Effective Rate is then multiplied by the Retail Class assets in the Omnibus Accounts as of the most recent practical date (typically quarter end) to calculate the Periodic Reimbursement Amount.

The Periodic Reimbursement Amount is then accrued on a daily basis as an expense to the Fund until the next Periodic Reimbursement calculation is made.

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand each Fund’s financial performance for each period of the Fund’s operations presented.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, are included in the Annual Report, which is available upon request.

[Financial Highlights to be provided by subsequent amendment.]

APPENDIX - BOND RATING CATEGORIES

MOODY’S INVESTORS SERVICE, INC.

Bond Rating	Explanation
Aaa

Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the “Aaa” securities.

A

Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa

Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca	Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C	Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

STANDARD & POOR’S RATINGS GROUP, DIVISION OF MCGRAW HILL

Bond Rating	Explanation

AAA	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated “CC” is currently highly vulnerable to nonpayment.
C

A subordinated debt obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

D

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-) – The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

WHERE TO FIND MORE INFORMATION

More Fund information is available to you upon request and without charge:

ANNUAL AND SEMI-ANNUAL REPORT

The Annual and Semi-Annual Reports provide additional information about the Funds’ investments, performance and portfolio holdings. The Annual Report also contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference).

Investors can get free copies of the Funds’ Annual Report, Semi-Annual Report or SAI. They may also request other information about the Funds and make shareholder inquiries.

Write to:	Westcore Funds 1290 Broadway Suite 1100 Denver, CO 80203

By phone:	800.392.CORE (2673)

Web:	www.westcore.com

Information about the Funds (including the Funds’ SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

The Westcore Funds Investment Company Act File No. is 811-03373 Funds distributed by ALPS Distributors, Inc.

WESTCORE TRUST

Statement of Additional Information

for

Funds	Ticker Symbols
	Retail Class	Institutional Class

Westcore Growth Fund

Westcore MIDCO Growth Fund

Westcore Select Fund

Westcore Blue Chip Fund

Westcore Mid-Cap Value Fund

Westcore Small-Cap Opportunity Fund

Westcore Small-Cap Value Fund

Westcore Micro-Cap Opportunity Fund

Westcore International Small-Cap Fund

Westcore Flexible Income Fund

Westcore Plus Bond Fund

Westcore Colorado Tax-Exempt Fund

	WTEIX WTMGX WTSLX WTMVX WTMCX WTSCX WTSVX WTMIX WTIFX WTLTX WTIBX WTCOX	WILGX WIMGX -- WIMVX -- WISCX WISVX -- -- WILTX WIIBX --

Retail Class and Institutional Class

April 30, 2013

This Statement of Additional Information (“SAI”) is meant to be read in conjunction with the Funds’ prospectus dated April 30, 2013, as the same is revised from time to time (the “Prospectus”), and is incorporated by reference in its entirety into the Prospectus for the Retail Class and Institutional Class, as applicable, of each particular Fund.  Because this SAI is not itself a prospectus, no investment in shares of the Funds should be made solely based upon the information contained herein.  Copies of the Funds’ Prospectus for the Retail Class and Institutional Class may be obtained by calling 800.392.CORE (2673) or by writing ALPS Distributors, Inc. (“ADI”) at Westcore Funds, P.O. Box 44323, Denver, CO  80201.  The Financial Statements and Financial Highlights of each of the Funds of the Trust and the report of the Trust’s Independent Registered Public Accounting Firm (the “Independent Auditor”) thereon in this SAI are incorporated by reference from the Funds’ Annual Report, which contains additional performance information and may be obtained without charge by writing to the address above or calling the toll-free number above.  No other part of the Annual Report is incorporated herein by reference. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

THE TRUST

            The Westcore Trust (the “Trust”) is a Massachusetts business trust which was organized on December 10, 1985 as an open-end management investment company.  The Trust’s predecessor was originally incorporated in Maryland on January 11, 1982.

            The Trust is authorized to issue separate classes of shares representing interests in separate investment portfolios.  This SAI pertains to the Westcore Growth Fund, Westcore MIDCO Growth Fund, Westcore Select Fund, Westcore Blue Chip Fund, Westcore Mid-Cap Value Fund, Westcore Small-Cap Opportunity Fund, Westcore Small-Cap Value Fund, Westcore Micro-Cap Opportunity Fund, Westcore International Small-Cap Fund, Westcore Flexible Income Fund, Westcore Plus Bond Fund and Westcore Colorado Tax-Exempt Fund (each, a “Fund” and collectively, the “Funds”).  The Westcore Growth Fund, Westcore MIDCO Growth Fund, Westcore Select Fund, Westcore Blue Chip Fund, Westcore Mid-Cap Value Fund, Westcore Small-Cap Opportunity Fund, Westcore Small-Cap Value Fund, Westcore Micro-Cap Opportunity Fund and Westcore International Small-Cap Fund are sometimes referred to as the “Westcore Equity Funds.”  The Westcore Flexible Income Fund, Westcore Plus Bond Fund and Westcore Colorado Tax-Exempt Fund are sometimes referred to as the “Westcore Bond Funds.”  The Westcore Funds offer both Retail and Institutional Classes in this SAI, except the Westcore Mid-Cap Value Fund, Westcore Select Fund, Westcore Micro-Cap Opportunity Fund, Westcore International Small-Cap Fund and Westcore Colorado Tax-Exempt Fund, which only offer the Retail Class.  For information concerning any investment portfolios offered by the Trust, contact Westcore Funds, P.O. Box 44323, Denver, CO  80201 or call 800.392.CORE (2673).

INVESTMENT LIMITATIONS

            The Funds (other than the Westcore Select Fund and Westcore Colorado Tax-Exempt Fund, which are non-diversified) are diversified portfolios of the Trust.

            The Prospectus for the Funds describes the Funds’ investment objectives.  The following information supplements and should be read in conjunction with the description of the investment objectives, principal strategies and principal risks for each Fund in the Prospectus.

            The following investment limitations are “fundamental” limitations, unless otherwise noted, which means a Fund may not change any of them without the approval of a majority of the holders of the Fund’s outstanding shares (as defined under “Miscellaneous” below). Unless expressly stated in the Prospectus or the SAI, the other investment restrictions contained in the Prospectus or SAI are not fundamental limitations.

The Westcore Equity or Westcore Bond Funds (other than the Colorado Tax-Exempt Fund and Select Fund) may not:

1.       Except to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations thereunder or applicable orders of the U.S. Securities and Exchange Commission (the “SEC”), and any applicable exemptive relief, and as such statute, rules, regulations or orders may be amended from time to time, purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be owned by the Fund or the Trust, except that up to 25% of the value of the Fund’s total assets may be invested without regard to these limitations.

2.      Purchase or sell real estate, except to the fullest extent permitted by the 1940 Act, the rules and regulations thereunder or applicable orders of the SEC, and any applicable exemptive relief, as such statute, rules, regulations, or orders may be amended from time to time.  The Fund may also purchase and sell securities of issuers that deal in real estate and may purchase and sell securities that are secured by interests in real estate.

3.      Act as an underwriter of another company’s securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act”) in connection with the purchase and sale of securities owned by the Fund.

4.      Borrow money or issue senior securities, except to the fullest extent permitted by the 1940 Act, the rules and regulations thereunder or applicable orders of the SEC, and any applicable exemptive relief, as such statute, rules, regulations, or orders may be amended from time to time.  As a non-fundamental investment limitation, the Fund may not borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Fund’s total assets at the time of such borrowing.  No Fund will purchase securities while its borrowings (including reverse repurchase agreements) in excess of 10% of its total assets are outstanding.  Securities held in escrow or separate accounts in connection with a Fund’s investment practices described in this SAI or the Prospectus are not deemed to be pledged for purposes of this limitation.

5.      Make loans, except to the fullest extent permitted by the 1940 Act, the rules and regulations thereunder or applicable orders of the SEC, and any applicable exemptive relief, as such statute, rules, regulations and orders may be amended from time to time.

6.      Purchase or sell commodities, commodities contracts, futures contracts, options or forward contracts, except to the fullest extent permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, and any applicable exemptive relief, as such statute, rules, regulations or orders may be amended from time to time.

7.      Concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, and any applicable exemptive relief, as such statute, rules, regulations or orders may be amended from time to time.

For the purposes of limitation No. 5, permissible lending activities include the lending of portfolio securities subject to and in accordance with policies adopted by the Board of Trustees.

For the purposes of limitation No. 7, the Trust currently intends to use the industry classifications utilized by the Adviser within the investment team’s portfolio management processes.  In light of the current state of these regulatory requirements, each Fund does not concentrate 25% or more of its total assets in any particular industry or group.

Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank.  Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above.  The foregoing restrictions do not limit the percentage of the Fund’s assets that may be invested in securities insured by any single insurer.

If a percentage limitation or other statistical requirement is met at the time a Fund makes an investment, a later change in the percentage because of a change in the value of the Fund’s portfolio securities generally will not constitute a violation, except for the limits on borrowing and illiquid investments.

            The Westcore Growth Fund and Westcore Plus Bond Fund may not:

1.      Purchase or sell real estate, except that each Fund may purchase securities of issuers that deal in real estate and may purchase securities that are secured by interests in real estate.

2.      Purchase securities of companies for the purpose of exercising control.

3.      Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

4.      Act as an underwriter of securities within the meaning of the 1933 Act, except insofar as the Fund might be deemed to be an underwriter upon disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Fund’s investment objective, policies and limitations may be deemed to be underwriting.

5.      Write or sell put options, call options, straddles, spreads or any combination thereof, except for transactions in options on securities, futures contracts and options on futures contracts.

6.      Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Fund’s total assets at the time of such borrowing.  No Fund will purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.  Securities held in escrow or separate accounts in connection with a Fund’s investment practices described in this SAI or the Prospectus are not deemed to be pledged for purposes of this limitation.

7.      Make loans, except that each Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding 30% of its total assets.

8.      Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to each Fund’s transactions in futures contracts and related options, and (b) each Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

9.      Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Fund may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities, and may enter into futures contracts and related options.

10.  Purchase any securities that would cause 25% or more of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and (d) asset-backed securities are considered an industry.

For the purpose of limitation No. 3 above, the phrase “otherwise permitted by the 1940 Act” includes investments that are permitted under Section 12(d) of the 1940 Act and any rules promulgated or exemptive orders issued in connection with that section of the 1940 Act.

For purposes of limitation No. 7 above, permissible lending activities include the lending of portfolio securities subject to and in accordance with policies adopted by the Board of Trustees and “total assets” includes the value of the collateral for the securities on loan.

For the purposes of limitation No. 10 above, the Trust currently intends to use the industry classifications utilized by the Adviser within the investment team’s portfolio management processes.

Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank.  Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above.  The foregoing restrictions do not limit the percentage of the Fund’s assets that may be invested in securities insured by any single insurer.

If a percentage limitation or other statistical requirement is met at the time a Fund makes an investment, a later change in the percentage because of a change in the value of the Fund’s portfolio securities generally will not constitute a violation, except for the limits on borrowing and illiquid investments.

The Westcore Colorado Tax-Exempt Fund may not:

1.      Under normal circumstances, invest less than 80% of the value of its net assets, including the amount of any borrowings for investment purposes, in investments the income on which is exempt from federal income tax. For purposes of this investment limitation, investments the interest on which is treated as a specific tax preference item under the federal alternative minimum tax are considered taxable.

2.      Under normal circumstances, invest less than 80% of the value of its net assets, including the amount of any borrowings for investment purposes, in investments the income on which is exempt from Colorado state income tax.

3.      As a non-fundamental policy, write or sell put options, call options, straddles, spreads or any combination thereof.

Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank.  Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above.  The foregoing restrictions do not limit the percentage of the Fund’s assets that may be invested in securities insured by any single insurer.

If a percentage limitation or other statistical requirement is met at the time a Fund makes an investment, a later change in the percentage because of a change in the value of the Fund’s portfolio securities generally will not constitute a violation, except for the limits on borrowing and illiquid investments.

TYPES OF INVESTMENTS AND ASSOCIATED RISKS

The Funds’ principal investment strategies and risks are described in each Fund’s Prospectus.  The following details the types of investments and certain strategies and risks that may apply to a Fund. Each Fund reserves the right to invest in other types of securities not described herein as long as they are not precluded by policies discussed elsewhere in the Prospectus and/or this SAI.

Asset-Backed Securities (Westcore Bond Funds other than the Westcore Colorado Tax-Exempt Fund)

These Funds may purchase asset-backed securities, which are securities backed by installment sale contracts, credit card receivables or other assets. Asset-backed securities are issued by either governmental or non-governmental entities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another.  Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.  Payment on asset-backed securities of private issues is typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, subordination, over collateralization or a reserve account.  Assets generating such payments will consist of such instruments as motor vehicle installment purchase obligations and credit card receivables.  Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due.  The Funds may also invest in other types of asset-backed securities that may be available in the future.

The calculation of the average weighted maturity of asset-backed securities is based on estimates of average life. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.  Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.  Payments of both interest and principal on the securities are typically made monthly, thus in effect “passing through” monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities.

In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage-related securities.  Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

Collateralized Debt Obligations (Westcore Bond Funds, other than the Westcore Colorado Tax-Exempt Fund)

            The Westcore Bond Funds are subject to additional risks in that each may invest in collateralized debt obligations (“CDOs”). CDOs are typically separated into tranches representing different degrees of seniority for repayment.  The top tranche of CDOs, which represents the highest credit quality in the pool, has the greatest seniority and pays the lowest interest rate.  Lower CDO tranches represent lower degrees of seniority and pay higher interest rates to compensate for the attendant risks.  The bottom tranche specifically receives the residual interest payments (i.e., money that is left over after the higher tiers have been paid) rather than a fixed interest rate.  The return on the bottom tranche of CDOs is especially sensitive to the rate of defaults in the collateral pool.  These securities are often purchased in private placement transactions, including securities exempt from registration under Rule 144A of the 1933 Act, and may have restrictions on resale making the Fund subject to greater levels of liquidity risk than other bond funds that do not invest in such securities. The market values of CDOs may be more volatile than those of conventional debt securities.

Commodity Interests

[The ability of the Westcore Funds to invest in certain commodity interests, including commodity futures, commodity options contracts and swaps (“Commodity Interests”) is subject to the rules of the Commodity Futures Trading Commission (“CFTC”).  Denver Investment Advisors LLC, doing business as Denver Investments (the “Adviser” or “Denver Investments”) intends to comply with the requirements of CFTC Rule 4.5, as amended, as such requirements become applicable.]

Corporate Debt Securities (Westcore Bond Funds, other than the Westcore Colorado Tax-Exempt Fund)

Corporate debt securities are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

Derivative Instruments (All Funds other than the Westcore Colorado Tax-Exempt Fund, unless noted otherwise)

The term derivative covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate.  Derivatives include, but are not limited to, options, futures and options on futures (see additional disclosure below).

The risks associated with the use of derivatives are different from, and may be greater than, the risks associated with investing in the underlying asset, index or security on which the derivative is based. Derivatives are highly specialized instruments that require investment and analysis techniques different from those associated with standard securities. Using derivatives requires an understanding not only of the underlying asset, index or interest rate, but of the derivative instrument itself, without the benefit of observing the performance of the derivative under all potential market conditions. The Funds, as described in more detail below, may invest in various types of derivatives for the purpose of hedging, risk management, seeking to reduce transaction costs, or otherwise seeking to add value to the Funds. However, there is no guarantee that a particular derivative strategy will meet these objectives. The Funds will not use derivatives solely for speculative purposes.

In addition to the risks associated with specific types of derivatives as described below, derivatives may be subject to the following risks: (1) Counterparty risk: the risk of loss due to the failure of the other party to the contract to make required payments or otherwise comply with contract terms; (2) Liquidity risk: the risk that a portfolio may not be able to purchase or sell a derivative at the most advantageous time or price due to difficulty in finding a buyer or seller; (3) Pricing or Valuation risk: the risk that a derivative may not be correctly priced within a portfolio due to the fluctuating nature of the underlying asset, index or rate; (4) Correlation Risk: the risk that the fluctuations in value of a derivative will not correlate perfectly with that of the underlying asset, index or rate; and (5) gains and losses on investments in options and futures depend on the ability of the Adviser to correctly predict the direction of securities prices, interest rates and other economic factors.

The SEC takes the position that transactions that are functionally similar to borrowings or that create leverage exposures can be viewed as issuances of “senior securities” by a Fund. To prevent such transactions being viewed as “senior securities” subject to the 1940 Act prohibition, a Fund may (1) maintain an offsetting investment; (2) segregate liquid assets equal to the value of the Funds’ potential exposure under the leveraged transactions; or (3) maintain other “cover” for the transaction as provided by SEC guidance. Fund transactions subject to the “senior security” prohibition are marked-to-market daily to assure that liquid assets equal to the potential exposure created by these transactions are maintained. These “cover” requirements may require that securities be sold or purchased in adverse market conditions. Further, maintaining segregated assets to cover “senior securities” transactions may result in such securities being unavailable for other investment purposes or to satisfy redemptions.

Credit Default Swaps (Westcore Bond Funds, other than Westcore Colorado Tax-Exempt Fund).  The Funds may enter into credit default swap agreements for investment purposes and to add leverage to their portfolios.  As the seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.  In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred.  If no default occurs, a Fund would keep the stream of payments and would have no payment obligations.  As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in their portfolios, in which case such Fund would function as the counterparty referenced in the preceding paragraph.  This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability).  It would also involve credit risk – that the seller may fail to satisfy its payment obligations to a Fund in the event of a default.

The Funds may enter into credit default swap transactions as either a purchaser or seller up to 5% of the Fund’s net assets in aggregate based on the transaction notional amounts. The funds will only enter into credit default swap transactions with counterparties approved by the Board with ratings at least A1/A+ at the time of the transaction.

Futures.  Futures contracts are contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price.  An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time.  A futures contract may be based on interest rates, various securities (such as U.S. Government securities or a single stock (“security future”)), securities indices (“stock index future”), foreign currencies, and other financial instruments and indices.  The Funds may engage in futures transactions on both U.S. and foreign exchanges.

Futures contracts entered into by the Funds (other than single stock futures and narrow based security index futures) are traded either over the counter or on trading facilities such as contract markets, derivatives transaction execution facilities, exempt boards of trade or electronic trading facilities that are licensed and/or regulated to varying degrees by the CFTC or, with respect to certain funds, on foreign exchanges.  Single stock futures and narrow based security index futures are traded either over the counter or on trading facilities such as contract markets, derivatives transaction execution facilities, and electronic trading facilities that are licensed and/or regulated to varying degrees by both the CFTC and the SEC or, with respect to certain funds, on foreign exchanges.  A clearing corporation associated with the exchange or trading facility on which futures are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Neither the CFTC, National Futures Association, SEC nor any domestic exchange regulates activities of any foreign exchange or boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign exchange or board of trade or any applicable foreign law.  This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market.  Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.  For these reasons, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s or SEC’s regulations and other federal securities laws and regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange.  In particular, the Funds’ investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges.

[The Funds may invest in aggregate up to 5% of each Fund’s assets in initial margin deposits and premiums paid for related options, except in cases where the transaction is intended for hedging purposes, in which all other “cover” requirements will be maintained.]

            Futures Contracts on Foreign Currencies.  To the extent a Fund invests in foreign securities, it may purchase and sell futures contracts on foreign currencies in order to seek to increase total return or to hedge against changes in currency exchange rates.  A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars.  Foreign currency futures may be used by the Funds to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.  For example, the Funds may take a “short” position to seek to hedge against an anticipated decline in currency exchange rates that would adversely affect the dollar value of the Funds’ portfolio securities.  On other occasions, the Funds may take a “long” position by purchasing such futures contracts, for example, when it anticipates the purchase of a particular security when it has the necessary cash, but expects the currency exchange rates then available in the applicable market to be less favorable than rates that are currently available.

            Margin Payments.  Unlike when the Funds purchase or sell a security, no price is paid or received by the Funds upon the purchase or sale of a futures contract.  Initially, the Funds will be required to deposit with the broker or in a segregated account with the Funds’ custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract.  This amount is known as initial margin.  The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions.  Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Funds upon termination of the futures contract assuming all contractual obligations have been satisfied.  Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instrument fluctuates making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.”  For example, when the Funds has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Funds will be entitled to receive from the broker a variation margin payment equal to that increase in value.  Conversely, where the Funds has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Funds would be required to make a variation margin payment to the broker.  At any time prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, that will operate to terminate the Funds’ position in the futures contract.  A final determination of variation margin is then made, additional cash is required to be paid by or released to the Funds, and the Funds realizes a loss or gain.

Options. The Funds may purchase put and call options and may write covered call and secured put options issued by the Options Clearing Corporation that are listed on a national securities exchange.  Such options may relate to particular securities or to various stock or bond indexes, except that the Funds may not write covered call options on an index.

A put option gives the buyer the right to sell, and the writer the obligation to buy, the underlying security at the stated exercise price at any time prior to the expiration date of the option.  Writing a secured put option means that the Funds maintains in a segregated account with its custodian cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period.  A call option gives the buyer the right to buy the underlying security at the stated exercise price at any time prior to the expiration of the option.  Writing a covered call option means that the Funds owns or has the right to acquire the underlying security, subject to call at the stated exercise price at all times during the option period.  Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the index.

Options purchased by a Fund will not exceed 5% of its net assets and options written by a Fund will not exceed 25% of its net assets.

In order to close out call or put option positions, the Funds will be required to enter into a “closing purchase transaction” – the purchase of a call or put option (depending upon the position being closed out) on the same security with the same exercise price and expiration date as the option that it previously wrote.  When a portfolio security subject to a call option is sold, the Funds will effect a closing purchase transaction to close out any existing call option on that security.  If the Funds are unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Funds deliver the underlying security upon exercise.

By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents a profit.  In addition, a Fund is not able to sell the underlying security until the option expires or is exercised or a Fund effects a closing purchase transaction by purchasing an option of the same series.  If a Fund writes a secured put option, it assumes the risk of loss should the market value of the underlying security decline below the exercise price of the option.  The use of covered call and secured put options will not be a primary investment technique of the Funds.  If the Adviser is incorrect in its forecast for the underlying security or other factors when writing options, the Funds would be in a worse position than it would have been had the options not been written.

In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option.  The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

When a Fund purchases a put or call option, the premium paid by it is recorded as an asset of the Fund.  When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit.  The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written.  The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices.  If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid.  If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less.  If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated.  If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.  Options with no active secondary market will be included in the calculation of the Fund’s illiquid assets.

            Options on Futures Contracts. The Funds may purchase options on the futures contracts described above.  A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option.  Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price.  Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

            Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market).  In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.  Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities.  In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract.  Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Funds because the maximum amount at risk is the premium paid for the options (plus transaction costs).  The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

            Security Futures Contracts.  The Funds may purchase and sell futures contracts for individual securities in order to seek to increase total return or to hedge against changes in securities prices.  When securities prices are falling, the Funds can seek, by selling security futures contracts, to offset a decline in the value of its current portfolio securities.  When securities prices are rising, the Funds can attempt, by purchasing security futures contracts, to secure better prices than might later be available in the market when it effects anticipated purchases.  For example, the Funds may take a “short” position in the futures market by selling futures contracts to seek to hedge against an anticipated decline in market prices that would adversely affect the dollar value of the Funds’ portfolio securities.  On other occasions, the Funds may take a “long” position by purchasing such futures contracts, for example, when it anticipates the purchase of a particular security when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available.

            Although under some circumstances prices of securities in a Fund’s portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Funds enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Funds’ securities portfolio.  When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position.  On the other hand, any unanticipated appreciation in the value of the Funds’ portfolio securities would be substantially offset by a decline in the value of the futures position.

            Stock Index Futures Contracts.  A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included.  Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor’s 500 or the New York Stock Exchange Composite Index.  In contrast, there are also futures contracts on narrower market indexes, such as the Standard & Poor’s 100 or indexes based on an industry or market segment, such as oil and gas stocks.

            The Funds will sell index futures contracts in order to offset a decrease in market value of its securities that might otherwise result from a market decline.  The Funds may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold.  Conversely, the Funds will purchase index futures contracts in anticipation of purchases of securities.  In a substantial majority of these transactions, the Funds will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

            In addition, the Funds may utilize stock index futures contracts in anticipation of changes in the composition of its holdings.  For example, in the event that the Funds expect to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group.  The Funds may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

Structured Securities (Westcore Bond Funds other than the Westcore Colorado Tax-Exempt Fund). The Funds may invest in structured securities such as equity-linked structured notes.  Equity-linked structured notes are derivative securities that are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form.  The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions.  Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form.  An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities.  There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right.  In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities.  Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators.  Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates).  Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments.  A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Dollar Roll Transactions (Westcore Bond Funds other than the Westcore Colorado Tax-Exempt Fund)

Each Fund may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. Each Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Fund’s use of proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Each Fund will engage in dollar roll transactions solely for the purpose of acquiring securities for its portfolio and not for investment leverage.

Equity Securities (All Funds except Westcore Colorado Tax-Exempt Fund)

Equity securities generally include common stocks, preferred stocks, securities convertible into common or preferred stocks, warrants to purchase common or preferred stocks and other depositary receipts or foreign equivalents of common or preferred stocks.

Common stocks represent shares of ownership in a company and usually carry voting rights but no guarantee of dividend payments. Preferred stocks generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stocks generally do not carry voting rights.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Warrants are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of weeks, months or years or indefinitely.

Foreign Currency Exchange Transactions (All Funds other than the Westcore Colorado Tax-Exempt Fund)

The Funds may buy and sell securities and receive amounts denominated in currencies other than the U.S. dollar, and may enter into currency exchange transactions from time to time.  The Funds will purchase foreign currencies on a “spot” or cash basis at the prevailing rate in the foreign currency exchange market or enter into forward foreign currency exchange contracts.  Under a forward currency exchange contract, the Funds would agree with a financial institution to purchase or sell a stated amount of a foreign currency at a specified price, with delivery to take place at a specified date in the future.  Forward currency exchange contracts establish an exchange rate at a future date and are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.  These contracts generally have no deposit requirement and are traded at a net price without commission.  Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Funds’ portfolio securities or in foreign exchange rates or prevent loss if the prices of these securities should decline.  In addition, because there is a risk of loss to the Funds if the other party does not complete the transaction, these contracts will be entered into only with parties approved by the Board.

Forward foreign currency exchange contracts allow the Funds to hedge the currency risk of portfolio securities denominated in a foreign currency.  This technique permits the assessment of the merits of a security to be considered separately from the currency risk.  It is thereby possible to focus on the opportunities presented by the security apart from the currency risk.  Although these contracts are of short duration, generally between one and twelve months, they frequently are rolled over in a manner consistent with a more long-term currency decision.  Although foreign currency hedging transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase.  The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.  The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

The Funds may maintain “short” positions in forward foreign currency exchange transactions whereby the Funds would agree to exchange currency that it currently did not own for another currency at a future date and at a specified price.  This would be done in anticipation of a decline in the value of the currency sold short relative to the other currency and not for speculative purposes.  In order to ensure that the short position is not used to achieve leverage with respect to the Funds’ investments, the Funds would establish with its custodian a segregated account consisting of cash or certain liquid high-grade debt securities equal in value to the market value of the currency involved.

Illiquid Securities (All Funds)

A Fund will not knowingly invest more than fifteen percent (15%) of the value of its net assets in securities that are illiquid.  The Funds consider illiquid securities to be those securities which the Adviser does not believe could be sold in an orderly transaction within seven business days.  Illiquid securities include certain securities that are not registered under the Securities Act (“restricted securities”), certain unrestricted securities with limited daily trading volume, as well as repurchase agreements, securities loans and time deposits that are not terminable within seven days and certain municipal leases.  A security’s illiquidity might prevent the sale of the security at a time when the Adviser might wish to sell.  A Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Funds management or performance.  In addition, these securities could have the effect of decreasing the overall level of a Fund’s liquidity.  Further, the lack of an established secondary market may make it more difficult to value illiquid securities.

Restricted securities will be subject to the 15% limitation unless the Adviser, under the supervision of the Board, determines that a liquid trading market exists.  However, there can be no assurance that a liquid market will exist for any security at a particular time.

Restricted securities may be purchased by institutional buyers under Rule 144A.  Therefore, the purchase of restricted securities could have the effect of increasing the level of illiquidity of the Funds during periods that qualified institutional buyers become uninterested in purchasing these securities.

The Adviser monitors the liquidity of restricted securities in each of the Funds’ portfolios under the supervision of the Board.  In reaching liquidity decisions, the Adviser may consider the following factors, although such factors may not be determinative: (a) the unregistered nature of a 144A security; (b) the frequency of trades and quotes for the 144A security; (c) the number of dealers willing to purchase or sell the 144A security and the number of other potential purchasers; (d) dealer undertakings to make a market in the 144A security; (e) the nature of the 144A security and the nature of the marketplace trades (e.g., the time needed to dispose of the 144A security, the method of soliciting offers and the mechanics of the transfer); and (f) the trading markets for the 144A security

Investment Companies (All Funds, with certain exceptions)

The Funds may purchase securities issued by other investment companies that invest in high quality, short-term debt securities that determine their NAV per share on the amortized cost or penny-rounding method (i.e., money market funds). In addition, all the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest in other investment companies that invest in a manner consistent with each Fund’s investment objective, generally through the use of exchange-traded funds (“ETFs”). The Funds will limit its investments in accordance with restrictions imposed by the 1940 Act so that, to the extent required by law, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by any of the Funds; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Funds. These restrictions do not apply to investments by the Funds in investment companies that are money market mutual funds to the extent that those investments are made in accordance with applicable exemptive rules or authority.

As a shareholder of another investment company, the Funds would bear, along with other shareholders, its pro rata portion of that company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Funds bear directly in connection with its own operations. Investment companies in which the Funds may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Funds and, therefore, will be borne indirectly by Shareholders. The Funds’ investments in investment companies may include various ETFs, subject to the Funds’ investment objective, policies, and strategies as described in the Prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a Portfolio can generate brokerage expenses.

Investments with Non-U.S. Exposure (All Funds other than the Westcore Colorado Tax-Exempt Fund)

            The Funds’ investments may be in securities that are issued by non-U.S. domiciled issuers, non-U.S. traded securities, securities of issuers directly or indirectly exposed to the risks associated with non-U.S. countries including emerging markets, and/or U.S. traded and non-U.S. traded depositary receipts.  A single investment may be classified under more than one of these categories, each of which entails consideration of certain risk factors that may have an adverse impact on the Funds’ performance.

Non-U.S. Issuers.  Westcore Funds defines “non-U.S. issuers” as foreign governments (or any political subdivision, agency, authority or instrumentality of such government) or if the issuer is organized under the laws of a non-U.S. country.

There may be less publicly available information about non-U.S. issuers than U.S. issuers.  Non-U.S. issuers may not be subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to U.S. issuers.  Non-U.S. issuers may be subject to rules and regulations, including taxation, that differ significantly from those that apply to U.S. issuers.

In addition, there may be less government regulation of non-U.S. issuers than those issuers domiciled in the United States, and the legal remedies for investors in non-U.S. domiciled issuers may be more limited than the remedies available to those issuers domiciled in the United States.  Furthermore, with respect to certain foreign countries, there are risks of political, economic or social instability or diplomatic developments which could adversely affect investments in companies domiciled in those countries.  For example, securities of companies domiciled in certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments.  These companies may also be subject to greater risk of expropriation of private industry and, thus, a partial or total loss of a Fund’s investment in such securities.

Non-U.S. Traded Securities.  Westcore Funds defines “non-U.S. traded securities” as those securities of U.S. issuers and non-U.S. issuers that trade in foreign currency and/or exclusively on one or more exchanges located outside of the United States.  Non-U.S. traded securities may be subject to special risks associated with trading on a non-U.S. exchange and being denominated in a foreign currency.

Except for the Blue Chip Fund and the International Small-Cap Fund, which may invest an unlimited amount in non-U.S. traded securities, each of the Equity Funds [may invest up to 10% of its assets in non-U.S. traded securities.] Each of the Westcore Flexible Income Fund and Westcore Plus Bond Fund may invest up to 25% of its assets in non-U.S. dollar denominated securities. There are risks and costs involved in investing in non-U.S. traded securities (including securities issued by foreign governments), which are in addition to the usual risks inherent in securities that trade on a U.S. exchange and are denominated in U.S. dollars.  Investments in non-U.S. traded securities may involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments.  Non-U.S. traded securities may involve further risks associated with the level of currency exchange rates, less complete financial information about the issuer, less market liquidity and political instability, less government regulation, less public information, security registration requirements and less comprehensive security settlement procedures and regulations.  Future political and economic developments, and the possible establishment of exchange controls or the adoption of other governmental restrictions might adversely affect these securities.  These and other factors could make it difficult to effect transactions, potentially causing the Funds to experience losses or miss investment opportunities.

Emerging Markets and Developing Countries.  The Funds may invest either directly or indirectly in countries with emerging markets and developing countries.  The risks associated with emerging market investments may be different from or greater than the risks associated with investing in developed countries.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Developing countries may impose restrictions on a Fund’s ability to repatriate investment income or capital.  Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Funds.  Certain developing countries also may face serious currency exchange constraints.

In addition, there is generally less government supervision and regulation of exchanges, brokers, financial institutions, custodians and issuers in these countries than there is in the United States.

Governments of some developing countries exercise substantial influence over many aspects of the private sector.  In some countries, the government owns or controls many companies, including the largest in the country.  As such, government actions in the future could have a significant impact on economic conditions in developing countries in these regions, which could affect private sector companies, a Fund, and the value of its securities.  Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments.  Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Depositary Receipts.  Investments in non-U.S. securities may be in the form of sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and similar securities (together, “depositary receipts”).  These securities may not be denominated in the same currency as the securities they represent.  ADRs are receipts typically issued by a United States bank or trust company and evidence ownership of underlying non-U.S. domiciled securities.  EDRs and GDRs are receipts issued by a non-U.S. bank or financial institution evidencing ownership of underlying U.S. or non-U.S. domiciled securities.  Depositary receipts that trade on a non-U.S. exchange, such as EDRs and GDRs, will be considered non-U.S. traded securities for purposes of the 10% investment limitation.

Unsponsored depositary receipts may be created without the participation of the foreign issuer.  Holders of these depositary receipts generally bear all of the costs of the depositary facility, whereas foreign issuers typically bear certain costs in a sponsored facility.  The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.  The lack of information may result in inefficiencies in the valuation of such instruments.

            Investments in ADRs do not eliminate all of the risks of trading in non-U.S. domiciled and non-U.S. traded securities.  The market value of ADRs is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the depositary receipts and the underlying securities are quoted.  However, by investing in depositary receipts, such as ADRs, a Fund may avoid currency risks during the settlement period for purchases and sales.

Other Investments Potentially Affected By Foreign Exposure.  Securities of certain issuers that are domiciled in the United States and trade on a U.S. exchange but have significant operations or relationships in countries other than the United States may be subject to some or all of the risks described above, to the extent of such operations and relationships.

Lower-Rated Securities (All Funds other than the Westcore Colorado Tax-Exempt Fund)

Investments in issuers of securities rated below investment grade (commonly known as “junk bonds”) are considered to be more speculative than securities rated investment grade and higher.  Risk of loss upon default by the borrower is significantly greater because lower-rated securities are generally unsecured and are often subordinated to other creditors of the issuer, and because the issuers frequently have high levels of indebtedness and are more sensitive to adverse economic conditions, such as recessions, individual corporate developments and increasing interest rates, than are investment grade issuers.  As a result, the market price of such securities, and the net asset value of a Funds’ shares, may be particularly volatile.  There are particular risks associated with these securities, including:  (a) the relative youth and growth of the market; (b) their greater sensitivity to interest rate and economic changes, which could negatively affect their value and the ability of issuers to make principal and interest payments; (c) the relatively low trading market liquidity for the securities, which may adversely affect the price at which they could be sold; (d) a greater risk of default or price changes because of changes in the issuer’s creditworthiness; (e) the adverse impact that legislation restricting lower-rated securities may have on their market; (f) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates whereby the Funds may be required to reinvest premature redemption proceeds in lower yielding portfolio securities; and (g) the creditworthiness of issuers of such securities.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest obligations, to meet projected business goals and to obtain additional financing.  An economic downturn could also disrupt the market for lower-rated bonds generally and adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest.  If the issuer of a lower-rated debt obligation held by the Funds defaulted, the Funds could incur additional expenses to seek recovery. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations in a Funds’ net asset value per share.

In certain circumstances it may be difficult to determine a lower-rated security’s fair value due to a lack of reliable objective information.  This may occur where there is no established secondary market for the security or the security is thinly traded.  As a result, a Fund’s valuation of such a security and the price it is actually able to obtain when it sells the security could differ.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may adversely affect the value and liquidity of lower-rated securities held by the Funds, especially in a thinly-traded market.  Illiquid or restricted securities held by the Funds may involve special registration responsibilities, liabilities, costs and valuation difficulties.

The ratings of Rating Agencies evaluate the safety of a lower-rated security’s principal and interest payments, but do not address market value risk.  Because the ratings of the Rating Agencies may not always reflect current conditions and events, the Adviser continuously monitors the issuers of lower-rated securities held in a Fund’s portfolio for their ability to make required principal and interest payments.  If a security undergoes a rating revision, the Funds involved may continue to hold the security if the Adviser decides this is appropriate.

Master Limited Partnerships (All Funds other than the Westcore Colorado Tax-Exempt Fund)

            A master limited partnership is a limited partnership in which the ownership units are publicly traded. Master limited partnership units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. Master limited partnerships often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a master limited partnership is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

            The risks of investing in a master limited partnership are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a master limited partnership than investors in a corporation. Additional risks involved with investing in a master limited partnership are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

Additionally, since master limited partnerships generally conduct business in multiple states the Funds can be subject to income or franchise tax in each of the states in which the partnership does business.  The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact a Fund’s return on its investment in the master limited partnership.

Money Market Instruments (All Funds)

            The Funds may invest from time to time in “money market instruments” such as bank obligations, commercial paper and corporate bonds with remaining maturities of 397 days or less.

            Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including instruments issued or supported by the credit of U.S. or foreign banks.  Although the Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Adviser deems the instrument to present minimal credit risks, these investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.  Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.  Investments in the obligations of foreign banks and foreign branches of U.S. banks will not exceed twenty percent and twenty-five percent respectively, of the Funds’ total assets at the time of purchase.

            Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers.  Investments by the Funds in commercial paper and similar corporate obligations will consist of issues that are rated within the three highest Short-Term Credit Ratings as presented in Appendix A.

The Funds may invest in short-term funding agreements.  A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser.  Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time.  A funding agreement may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period.  The Funds intend to invest only in funding agreements that have a put feature which may be exercised on seven days’ notice.

Mortgage-Related Securities (Westcore Bond Funds other than the Westcore Colorado Tax-Exempt Fund)

Mortgage-Backed Securities Generally.  Mortgage-backed securities held by the Westcore Bond Funds represent an ownership interest in a pool of residential mortgage loans.  These securities are designed to provide monthly payments of interest and principal to the investor.  The mortgagor’s monthly payments to his lending institution are “passed-through” to an investor such as the Funds.  Most issuers or poolers provide guarantees of payments, regardless of whether or not the mortgagor actually makes the payment.  The guarantees made by issuers or poolers are supported by various forms of credit, collateral, guarantees or insurance, including individual loan, title, pool and hazard insurance purchased by the issuers or poolers so that they can meet their obligations under the policies.  Mortgage-backed securities issued by private issuers or poolers, whether or not such securities are subject to guarantees, may entail greater risk than securities directly or indirectly guaranteed by the U.S. Government.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities provide a monthly payment which consists of both interest and principal payments.  In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid.  Additional payments are caused by repayments resulting from the sale of the underlying residential property, refinancing or foreclosure net of fees or costs which may be incurred.  Some mortgage-backed securities are described as “modified pass-through.”  These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments.

The Funds may purchase mortgage-related securities that are secured by entities such as Government National Mortgage Association (“GNMA”), Fannie Mae, Freddie Mac, commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue.  Mortgage-related securities include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) that are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States.  GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development.  GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.  Mortgage-related securities also include Fannie Mae guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.  Fannie Mae is a government-sponsored organization owned entirely by private stockholders.  Fannie Mae guaranteed Mortgage Pass-Through Certificates are guaranteed as to timely payment of principal and interest by Fannie Mae.  Mortgage-related securities include Freddie Mac Mortgage Participation Certificates (also known as “PCs”).  Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by private stockholders.  Freddie Mac PCs are not guaranteed and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank.  Freddie Mac PCs entitle the holder to timely payment of interest, which is guaranteed by the Freddie Mac.  Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans.  When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

On September 6, 2008, the Federal Housing Finance Authority (“FHFA”), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship under its authority with the stated purpose to preserve and conserve each entity’s assets and property, and to put each entity in a sound and solvent condition. The effect that this conservatorship will have on these entities’ debt and equities is unclear, and no assurance can be given that any steps taken by the FHFA or the U.S. Treasury with respect to Fannie Mae or Freddie Mac will succeed.

Underlying Mortgages.  Pools consist of whole mortgage loans or participations in loans.  The majority of these loans are made to purchasers of one to four family homes.  The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools.  For example, in addition to fixed-rate, fixed-term mortgages, the Bond Funds may purchase pools of variable rate mortgages (“VRM”), growing equity mortgages (“GEM”), graduated payment mortgages (“GPM”) and other types where the principal and interest payment procedures vary.  VRMs are mortgages that reset the mortgage’s interest rate periodically with changes in open market interest rates.  To the extent that a Fund is actually invested in VRMs, its interest income will vary with changes in the applicable interest rate on pools of VRMs.  GPM and GEM pools maintain constant interest rates, with varying levels of principal repayment over the life of the mortgage.  These different interest and principal payment procedures should not impact the Funds’ net asset value since the prices at which these securities are valued will reflect the payment procedures.

All poolers apply standards for qualification to local lending institutions that originate mortgages for the pools.  Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools.  In addition, some mortgages included in pools are insured through private mortgage insurance companies.

Each Fund may invest in multiple class pass-through securities, including CMOs and Real Estate Mortgage Investment Conduits (“REMICs”) Certificates.  These multiple class securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, including GNMA, Fannie Mae and Freddie Mac, or issued by trusts formed by private originators of, or investors in, mortgage loans.  In general, CMOs and REMICs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities.  Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests, which in general are junior and more volatile than regular interests.  Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in the former pools.  However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer.  The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.  There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies.

Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.  If a Fund purchases a mortgage-related security at a premium, that amount may be lost if there is a decline in the market value of the security whether resulting from increases in interest rates or prepayment of the underlying mortgage collateral.  As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates.  However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true because mortgages underlying securities are prone to prepayment in periods of declining interest rates.  For this and other reasons, a mortgage-related security’s maturity may be shortened by unscheduled prepayments on underlying mortgages and, therefore, it is not possible to accurately predict the security’s return to a Fund.  Mortgage-related securities provide regular payments consisting of interest and principal.  No assurance can be given as to the return a Fund will receive when these amounts are reinvested.  The compounding effect from reinvestment of monthly payments received by the Funds will increase their respective yields to shareholders, compared to bonds that pay interest semi-annually.

CMOs may involve additional risks other than those found in other types of mortgage-related obligations.  During periods of rising interest rates, CMOs may lose their liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Fund’s analysis of the market value of the security.

As new types of mortgage-backed securities are developed and offered in the market, the Trust may consider making investments in such new types of securities.

Real Estate Investment Trusts (“REITs”) (All Funds other than the Westcore Colorado Tax-Exempt Fund)

            The Funds may invest in equity and/or debt securities issued by equity and mortgage REITs, which are real estate investment trusts.  Equity REITs invest directly in real property.  Mortgage REITs invest in mortgages on real property.

            REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income.  Generally, increases in interest rates will decrease the value of high-yielding securities and increase the costs of obtaining financing, which could decrease the value of these investments.  In addition, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended.  REITs are also heavily dependent on cash flow and are subject to the risk that borrowers may default.

            A pro rata portion of REIT fees and expenses will be borne by a Fund’s shareholders.  These fees and expenses are in addition to fees charged directly to the Funds in connection with their operations.

Repurchase Agreements (All Funds)

In a repurchase agreement, the Funds agree to purchase portfolio securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. The Funds will enter into repurchase agreements only with financial institutions deemed to be creditworthy by the Adviser.  During the term of any repurchase agreement, the Adviser will monitor the creditworthiness of the seller and the seller must maintain the value of the securities subject to the agreement and held by the Funds as collateral at one hundred and one percent of the repurchase price.

Although the securities subject to repurchase agreements may bear maturities exceeding 13 months, the Funds do not presently intend to enter into repurchase agreements with deemed maturities in excess of seven days after notice by the Funds.  If, in the future, the Funds enter into repurchase agreements with deemed maturities in excess of seven days, the Funds would do so only if such investment, together with other illiquid securities, did not exceed fifteen percent of the value of the Funds’ net assets.

The repurchase price under repurchase agreements entered into by the Funds generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).  Securities subject to repurchase agreements are held by the Funds’ custodian or in the Federal Reserve/Treasury book-entry system.

Restricted Securities (All Funds)

The Funds may invest in restricted securities which are securities subject to legal or contractual restrictions on resale.  These may include private placements of equity securities issued by issuers who have publicly traded equity securities of the same class issued and outstanding (“private investment in public equity” or “PIPES”).  In many cases, PIPES are subject to contractual restrictions on resale.  As a result of the absence of a public trading market for the PIPES, they may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Funds or less than their fair market value.  If any privately placed securities held by the Funds are required to be registered under the securities laws of one or more jurisdictions before being resold, the Funds may be required to bear the expenses of registration.  The Funds’ investments in PIPES may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources or they may be dependent on a limited management group. In making investments in such securities, a Fund may obtain access to material nonpublic information, which may restrict a Fund’s ability to conduct portfolio transactions in such securities.  PIPES may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that registration will remain in effect.

The Funds may also invest in restricted securities that can be offered and sold under Rule 144A of the Securities Act.  Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public.  Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.  However, the purchase of restricted securities could have the effect of increasing the level of illiquidity of a Fund during periods that qualified institutional buyers become uninterested in purchasing these securities.  Thus, restricted securities will be subject to the 15% limitation on illiquid securities unless the Adviser, under the supervision of the Board, determines that a liquid trading market exists.  Additionally, from time to time under certain market conditions, these deemed liquid restricted securities may be subsequently reviewed and deemed illiquid based on such market conditions.

Reverse Repurchase Agreements (All Funds)

The Funds may borrow for temporary purposes by entering into reverse repurchase agreements.  Under these agreements, the Funds sells portfolio securities to financial institutions and agrees to buy them back later at an agreed upon time and price. When a Fund enters into a reverse repurchase agreement, it maintains in a separate custodial account cash, U.S. Government obligations or other liquid high-grade debt obligations that have a value at least equal to the repurchase price.

Reverse repurchase agreements involve the risk of counterparty default and possible loss of collateral held by the counterparty. In addition, the value of portfolio securities the Funds sells may decline below the price it must pay when the transaction closes.  Reverse Repurchase Agreements also involve leveraging.  If the securities held by the Funds decline in value while these transactions are outstanding, the net asset value of the Funds’ outstanding shares will decline in value by proportionately more than the decline in value of the securities.

As reverse repurchase agreements are deemed to be borrowings by the SEC, each Fund is required to maintain continuous asset coverage of three hundred percent.  Should the value of a Fund’s assets decline below three hundred percent of borrowings, the Fund may be required to sell portfolio securities within three days to reduce the Fund’s debt and restore asset coverage to three hundred percent.

Rights Offerings and Warrants to Purchase (All Funds)

The Funds may participate in rights offerings and may purchase warrants.  These instruments are privileges enabling the owners to subscribe to and purchase a specified number of shares of the issuing corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration.  The purchase of rights or warrants involves the risk that the Funds involved could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the expiration of the rights and warrants.  Also, the purchase of rights or warrants involves the risk that the effective price paid for them, when added to the subscription price of the related security, may exceed the value of the subscribed security’s market price.  This could occur when there is no movement in the level of the underlying security.

Securities Lending (All Funds other than the Westcore Colorado Tax-Exempt Fund)

A Fund may lend its portfolio securities to institutional investors as a means of earning additional income.  Such loans must be continuously secured by certain liquid, high-grade collateral equal at all times to at least the market value of the securities loaned.  Securities loans will be made only to borrowers deemed by the Adviser to present minimal credit risks and when, in its judgment, the income to be earned from the loan justifies the possible risks.

When a Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the collateral received from the borrower or from the investment of cash collateral in readily marketable, high-quality, short-term obligations.  Cash collateral also may be invested in privately-placed interests in a trust or other entity, which may be affiliated, that invests solely in the instruments permitted for investment of cash collateral.  Such investments are further described under the caption “Securities Issued by Other Investment Companies; Other Entities Investing in Money Market Instruments.”  Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, these loans may be called at any time, including if a material event affecting the investment were to occur.

Collateral for such securities loans may include cash, securities of the U.S. Government, its agencies or instrumentalities or an irrevocable letter of credit issued by a bank that meets the investment standards of the Funds and whose securities are eligible for purchase under the objectives, policies and limitations of the Funds.

Stand-By Commitments (Westcore Colorado Tax-Exempt Fund)

            The Westcore Colorado Tax-Exempt Fund may acquire stand-by commitments with respect to Tax-Exempt Obligations held in its portfolio.  Under a stand-by commitment, a dealer or bank agrees to purchase from the Westcore Colorado Tax-Exempt Fund, at the Westcore Colorado Tax-Exempt Fund’s option, specified Westcore Colorado Tax-Exempt Obligations at a specified price.  The amount payable to the Westcore Colorado Tax-Exempt Fund upon its exercise of a stand-by commitment is normally (i) the Tax-Exempt Fund’s acquisition cost of the Tax-Exempt Obligations (excluding any accrued interest that the Westcore Colorado Tax-Exempt Fund paid on their acquisition), less any amortized market premium plus any amortized market or original issue discount during the period the Westcore Colorado Tax-Exempt Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.  Stand-by commitments may be sold, transferred or assigned by the Westcore Colorado Tax-Exempt Fund only with the underlying instrument.

            The Westcore Colorado Tax-Exempt Fund intends to enter into stand-by commitments only with dealers, banks and broker-dealers that, in the Adviser’s sole opinion, present minimal credit risks.  The Westcore Colorado Tax-Exempt Fund’s reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Tax-Exempt Obligations that are subject to the commitment.  In evaluating the creditworthiness of the issuer of a stand-by commitment, the Adviser will review periodically the issuer’s assets, liabilities, contingent claims and other relevant financial information.

            The Westcore Colorado Tax-Exempt Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.  The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying Tax-Exempt Obligations, which would continue to be valued in accordance with the Fund’s normal method of valuation.

Tax-Exempt Obligations (Westcore Bond Funds)

            Tax-Exempt Obligations include “general obligation” securities, “revenue” securities, private activity bonds and “moral obligation” securities.  General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power.  Revenue securities are payable only from the revenues derived from a particular facility, the proceeds of a special excise tax or another specific revenue source such as the user of the facility being financed.  Private activity bonds (e.g., bonds issued by industrial development authorities) are issued by or on behalf of public authorities to finance various privately-operated facilities.  Such bonds are included within the term “Tax-Exempt Obligations” only if the interest paid thereon is exempt from regular federal income tax. The credit quality of such bonds is usually directly related to the credit standing of the corporate user of the facility involved.  Moral obligation securities are normally issued by special purpose public authorities.  If the issuer is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

            Within the types of Tax-Exempt Obligations described above there are other categories, including municipal leases, which are often sold in the form of certificates of participation.  These obligations are issued by state and local governments or authorities to finance the acquisition or construction of equipment and facilities.  Certain of these obligations present the risk that a municipality may not have the funds approved or “appropriated” by a governing body for the lease payments.  Moreover, lease obligations may be limited by municipal charter or other provisions that do not permit acceleration of the lease obligation upon default.  Because certificates of participation are generally subject to redemption by the issuing municipal entity under specified circumstances, they may not be as liquid or marketable as other types of Tax-Exempt Obligations.

            There are variations in the quality of Tax-Exempt Obligations both within a particular classification and between classifications, and the yields on Tax-Exempt Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, any inherent structural features (e.g., call features, sinking fund, pre-refunded, escrowed) and the rating of the issue.

            Payment on Tax-Exempt Obligations relating to certain projects may be secured by mortgages or deeds of trust.  In the event of a default, enforcement of the mortgages or deeds of trust will be subject to statutory enforcement procedures and limitations. In the event of a foreclosure, collection of proceeds may be delayed and may not be sufficient to pay the principal or accrued interest on the defaulted Tax-Exempt Obligations.

            Certain investments of the Funds may be subject to the federal alternative minimum tax.  These securities are not considered to be Tax-Exempt Obligations for purposes of the Fund’s policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in Tax-Exempt Obligations.

Temporary Defensive Positions (All Funds)

            The Westcore Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  Such investments may include short-term debt-securities, cash and cash equivalents.  If any Fund takes a temporary position at the wrong time, the position could have an adverse impact on that Fund’s performance and the Fund may not achieve its investment objective.  Each Fund reserves the right to invest all of its assets in temporary defensive positions.

Trust Preferred Securities (Westcore Bond Funds)

The Westcore Bond Funds are subject to additional risks in that each may invest in trust preferred securities. Trust preferred securities are typically issued by corporations, generally in the form of interest bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities, which have certain favorable characteristics for the issuer in light of capital regulations and/or rating agency classifications. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.

Trust preferred securities are typically junior and fully subordinated liabilities of an issuer and benefit from a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, trust preferred securities typically permit an issuer to defer the payment of income for five years or more without triggering an event of default. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these trust preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors.

Trust preferred securities include but are not limited to trust originated preferred securities (“TOPRS(r)”); monthly income preferred securities (“MIPS(r)”); quarterly income bond securities (“QUIBS(r)” ); quarterly income debt securities (“QUIDS(r)”); quarterly income preferred securities (“QUIPS/sm/”); corporate trust securities (“CORTS(r)”); public income notes (“PINES(r)”); and other trust preferred securities.

Trust preferred securities are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.

Many trust preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for Federal income tax purposes such that the holders of the trust preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, payments on the trust preferred securities are treated as interest rather than dividends for Federal income tax purposes. The trust or special purpose entity in turn would be a holder of the operating company’s debt and would have priority with respect to the operating company’s earnings and profits over the operating company’s common shareholders, but would typically be subordinated to other classes of the operating company’s debt. Typically a preferred share has a rating that is slightly below that of its corresponding operating company’s senior debt securities.

The market values of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act, and would then be restricted securities, which may be sold only either pursuant to an effective registration statement or an exemption from the 1933 Act. Although Trust Preferred Securities may be readily marketable, there can be no assurance as to the liquidity of trust preferred securities and the ability of holders of trust preferred securities, such as the Fund, to sell their holdings.

U.S. Government Obligations (All Funds)

            Each Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.  Examples of the types of U.S. Government obligations that may be held by a Fund include, in addition to U.S. Treasury bonds, notes and bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association (“Fannie Mae”), General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks and Maritime Administration.  Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of Freddie Mac, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Such investments are further described under the caption “Mortgage Related Securities.”

Variable and Floating Rate Instruments (Westcore Bond Funds)

These Funds may purchase variable and floating rate demand instruments, including variable amount master demand notes, issued by corporations, industrial development authorities and governmental entities.  The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such obligations and, if the obligation is subject to a demand feature, will monitor the issuer’s financial ability to meet payment on demand.

Variable and floating rate demand instruments acquired by a Fund may include participations in Tax-Exempt Obligations purchased from and owned by financial institutions, primarily banks.  Participation interests provide a Fund with a specified undivided interest (up to one hundred percent) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days’ notice, not to exceed thirty days.  Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank that the Adviser has determined meets the prescribed quality standards for the Fund.  The bank typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

While there may be no active secondary market with respect to a particular variable or floating rate instrument purchased by the Funds, the Funds may, from time to time as specified in the instrument, demand payment in full of the principal or may resell the instrument to a third party.  The absence of an active secondary market, however, could make it difficult for a Fund to dispose of an instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.  Variable and floating rate instruments with no active secondary market will be included in the calculation of a Fund’s illiquid assets.

When-Issued Purchases and Forward Commitments (All Funds)

The Funds may purchase or sell securities on a “when-issued” or “forward commitment” basis which involves a commitment by the Funds to purchase or sell particular securities with payment and delivery taking place at a future date.  Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as when-issued or forward commitment transactions, even though some of the risks described may be present in such transactions.  These transactions permit the Funds to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates.  The Funds would bear the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the delivery occurs.  Because the Funds are required to hold and maintain in a segregated account until the settlement date cash, U.S. Government securities or liquid assets, in an amount sufficient to meet the purchase price, the Funds’ liquidity and ability to manage its portfolio might be affected during periods in which its commitments exceed 25% of the value of its assets.  The Funds do not intend to engage in when-issued purchases and forward commitments for speculative purposes.

When a Fund agrees to purchase securities on a when-issued basis or enters into a forward commitment to purchase securities, its custodian will set aside cash or certain liquid high-grade debt obligations equal to the amount of the purchase or the commitment in a separate account.  Normally, the Adviser will instruct the custodian to set aside U.S. Government securities or liquid assets to meet this requirement.  The market value of the separate account will be monitored and in the event of a decline, the Fund will be required to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund’s commitments.  In the case of a forward commitment to sell portfolio securities, the Fund’s custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.

The Funds will enter into these transactions only with the intention of completing them and actually purchasing or selling the securities involved.  However, if deemed advisable as a matter of investment strategy, the Funds may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Funds on the settlement date.  In these cases the Funds may realize a capital gain or loss.

When the Funds engage in when-issued and forward commitment transactions, they rely on the other party to consummate the trade.  Failure of the other party to do so may result in the Funds’ incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The value of the securities underlying a when-issued or forward commitment transaction, and any subsequent fluctuations in their value, are taken into account when determining the Funds’ net asset value starting on the day the Funds agree to purchase the securities.  The Funds do not earn interest on the securities until they are paid for and delivered on the settlement date.  When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in a Fund’s assets, and fluctuations in the value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment remains in effect.

Zero Coupon and Pay-In-Kind Securities (Westcore Bond Funds)

Zero coupon bonds (which do not pay interest until maturity) and pay-in-kind securities (which pay interest in the form of additional securities) may be considered more speculative than other securities and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although a Fund receives no periodic cash payments from such investments, applicable tax rules require the Fund to accrue and pay out its income from such securities annually as income dividends and require stockholders to pay tax on such dividends (except if such dividends qualify as exempt-interest dividends).

Special Considerations Regarding Investments in Colorado Obligations (Westcore Colorado Tax‑Exempt Fund)

[this section to be updated in subsequent amendment filing]

The concentration of the Westcore Colorado Tax-Exempt Fund in securities generally issued by governmental units of only one state exposes the Westcore Colorado Tax-Exempt Fund to risks greater than those of a more diversified portfolio holding securities issued by governmental units of different states and different regions of the country.

The Westcore Colorado Tax-Exempt Fund believes the information summarized below describes some of the more significant factors and current developments relating to securities of (i) the State of Colorado (the “State”) or (ii) municipalities or other political subdivisions or instrumentalities of the State of Colorado which rely, in whole or in part, on ad valorem real property taxes and other general funds of such municipalities or political subdivisions.

The sources of such information include the official publications of the State, including the Economic and Fiscal Review dated [                 ] from the Governor’s Office of State Planning and Budgeting (the “[               ] Forecast”), the Colorado Comprehensive Annual Financial Report for the fiscal year ended June 30, 2012 (the “Annual Financial Report”), as well as other publicly available documents. As such, the information summarized does not reflect developments subsequent to the publication dates of the abovementioned sources.  The following is intended to serve only as a summary of complex factors affecting Colorado, and the Trust has not independently verified the accuracy or completeness of, or made any independent updates with respect to, any of the information set forth below, but is not aware of any facts that would render such information materially inaccurate at the time of its publication.

Economic Factors

According to the Governor’s Office of State Planning and Budgeting (“OSPB”), the revenue forecast for the current budget year (fiscal year 2012-13) is $[     ] million, which represents an increase from earlier projections.  In addition, according to the [       ] Forecast, the State is anticipated to end fiscal year 2012-2013 with a reserve equal to [     ] percent of appropriations, $[     ] million above the required [     ] percent reserve level.

Although the OSPB notes in the [                 ] Forecast that the weakening in the economy that influenced earlier projections has reversed and there is more momentum in the economy than was previously evident, it also notes that its revenue growth forecast of [     ] percent next fiscal year takes into account slowing in the global economy, and especially the heightened risk of deterioration of the European financial situation.  The OSPB also observes that certain tax policy changes under current law and accrual accounting changes will slow revenue growth in fiscal year 2013-14 compared with fiscal year 2012-13.

Tax Revenue.  According to the [                   ] Forecast, Colorado individual income tax revenue is expected to grow [      ] percent in fiscal year 2012-13. Stronger-than-expected job growth is cited as a cause of income taxes being withheld from workers’ paychecks to come in higher than earlier projections during the fiscal year. Although the OSPB notes that profits grew for many companies beginning with the rebound in economic activity, profit growth is projected to slow for fiscal year 2021-13 and fiscal year 2013-14, as companies are not expected to continue to benefit from the same productivity gains that increased their margins after the recession.

Employment.  The [                     ] Forecast cites evidence of momentum in the Colorado job market and indications of the Colorado job market’s strength relative to the national job market.  According to the OSPB, as of [                 ], the unemployment rate in the state was a seasonally adjusted [        ] percent.  The [                  ] Forecast notes further that the job rebound has occurred across many industries. However, most industries have still not come close to regaining their level of jobs before the recession. As of [                  ], only [       ] major industry categories have regained all their job losses or continued to grow relative to [              ], the peak month of employment before the state began losing jobs.

Inflation.  As of June 30, 2012, the state’s Annual Financial Report cites a forecasted inflation increase of [      ] percent in 2012 and [      ] percent in 2013.

Wages and Income.  The [                  ] Forecast cites OSPB estimates that Colorado personal income will increase [      ] percent in 2012 and slow to [       ] percent in 2013 as a result of the projected slower growth in jobs, as well as OSPB projections that Colorado wage and salaries will increase [      ] percent in 2012 and [      ] percent in 2013. Finally, the [      ]  Forecast notes that Colorado personal income and wage growth is anticipated to slightly outpace the nation’s income and wage growth rates.

Restrictions on Appropriation and Revenues. A constitutional amendment approved by Colorado voters in 1992 (the Taxpayers Bill of Rights or “TABOR”) limits the State’s revenue growth with certain exceptions, TABOR limits the growth rate of State revenues to the combination of (i) the percentage change in the State’s population and (ii) inflation (as measured by the Consumer Price Index for All Urban Consumers (CPI-U) for Denver-Boulder-Greeley) for all items. The exceptions include federal funds, gifts, property sales, refunds, damage awards, reserve transfers or expenditures, voter-approved revenue changes and pension fund contributions and earnings.  The State must refund revenues in excess of the TABOR limit unless voters allow the State to retain the surplus.  TABOR also limits the legislature’s ability to raise taxes, to borrow money, and to increase spending limits (including the 6% limit on General Fund expenditure growth).  Taxes can be raised only by a vote of the people at the annual election, except in the event of a declared emergency.  Multiple year borrowings can be only be undertaken after voter approval.  The TABOR limits are calculated and applied at the statewide level without regard to fund type; however, TABOR refunds have historically been paid from the General Fund.  Government-run businesses accounted for as enterprise funds that have the authority to issue bonded debt and that receive less than ten percent of annual revenues from State and local governments are exempted from the TABOR revenue limits.  TABOR further requires the State and each local government to reserve a minimum of three percent of fiscal year nonexempt revenues for emergencies.

            TABOR refunds are also affected by the “ratchet down effect.” The ratchet down effect occurs because each subsequent year’s TABOR limit is based on the lesser of such current year’s revenues or such current year’s limit. A permanent reduction in the State’s ability to retain revenues results when revenues are below the limit.

            The State refunds each year’s TABOR surplus through multiple refund mechanisms. Consequently, the State frequently refunds more money to taxpayers than the actual TABOR surplus. Since the State is not obligated to refund more than the TABOR surplus, legislation was enacted to credit the amount of overpayment to future TABOR surpluses. In 2005, voters approved Referendum C, a measure authorizing the State to retain revenues in excess of the TABOR limit for the five fiscal years beginning with 2005–06 and ending with 2009–10. As a result, Colorado experienced no TABOR refund for the 2005–06 through 2009–10 fiscal years even though it had a TABOR surplus in several fiscal years during that period. Currently, the amount of revenue that the State may retain is computed by multiplying the revenue limit of the highest TABOR revenue year during the Referendum C five-year period, which was the 2007-08 fiscal year, by the allowable TABOR growth rates for each subsequent year.

General Fund Revenues.  The Annual Financial Report notes that General Fund revenues for fiscal year 2011-12 increased by $[      ] million ([      ] percent) from the prior year. Although improving, General Fund revenue is $[      ] million ([      ] percent) below the pre-recession level in Fiscal Year 2007-08.

Debt.  Under its constitution, the State is not permitted to issue general obligation bonds secured by the full faith and credit of the State. However, certain agencies and instrumentalities of the State are authorized to issue bonds secured by revenues from specific projects and activities. The State enters into certain lease transactions that are subject to annual renewal at the option of the State. In addition, the State is authorized to issue short-term revenue anticipation notes. Local government units in the State are also authorized to incur indebtedness. The major source of financing for such local government indebtedness is an ad valorem property tax. In addition, in order to finance public projects, local governments in the State can issue revenue bonds payable from the revenues of a utility or enterprise or from the proceeds of an excise tax, or assessment bonds payable from special assessments. Colorado local governments can also finance public projects through leases that are subject to annual appropriation at the option of the local government. Local governments in Colorado also issue tax anticipation notes. TABOR requires prior voter approval for the creation of any multiple fiscal year debt or other financial obligation whatsoever, except for refundings at a lower rate or obligations of an enterprise.

            At any given time there may be civil actions pending against the State or political subdivisions thereof, which could, if determined adversely to such parties, affect their expenditures and, in some cases, their revenues.  As of the date of summary, such civil actions include, but may not be limited to, ongoing proceedings concerning the funding of public education in Colorado.

Economic conditions in the State may have continuing effects on other governmental units within the State (including local government issuers of the Colorado obligations in the Fund), which, to varying degrees, have also experienced or may experience reduced revenues as a result of recessionary conditions and other factors.

PORTFOLIO TURNOVER & BROKERAGE

            The Adviser serves as the investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”).

            Subject to the general supervision of the Trust’s Board of Trustees (the “Board”) and the provisions of the Trust’s Advisory Agreement relating to the Funds, the Adviser makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Funds.  The Adviser is also responsible for selecting brokers to affect these transactions and the resulting portfolio turnover.

PORTFOLIO TURNOVER

The annualized portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities.  The calculation excludes all securities, including options, that have maturities or expiration dates at the time of acquisition of one year or less.  Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment.  Portfolio turnover will not be a limiting factor in making portfolio decisions, and each Fund may engage in short-term trading to achieve its investment objective. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs.  High portfolio turnover may result in the realization of substantial net capital gains.

The Funds’ portfolio turnover rates will vary over time, and could exceed 100%, based on certain market conditions.  [The Westcore Growth Fund, Westcore MIDCO Growth and Westcore Select Fund had an annualized portfolio turnover rate over 100% for the fiscal year ended December 31, 2012.]  Any significant variation in the Funds’ portfolio turnover rates over the last two recently completed fiscal years was due generally to changes in market conditions.

BROKERAGE COMMISSIONS

            The Advisory Agreement for the Funds provides that the Adviser will seek to obtain the best overall terms available in executing portfolio transactions and selecting brokers or dealers.  In assessing the best overall terms available for any transaction, the Adviser will consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis.  In addition, the Advisory Agreement authorizes the Adviser to cause any of the Funds to pay a broker-dealer that furnishes “eligible” brokerage and research services under Section 28(e) of the Securities Exchange Act of 1934, as amended (“Research”), a higher commission than that charged by another broker-dealer for effecting the same transaction, provided that the Adviser in good faith determines that the commission is reasonable in relation to the value of the brokerage and/or research service provided (“Research Arrangement”).

Research Arrangements generally can be categorized as either “proprietary” or “third party.” When the broker-dealer that executes a trade also provides the Adviser with internally generated research in exchange for one bundled per share commission price that Research Arrangement is referred to as “proprietary.” In a “third party” Research Arrangement, the executing broker provides independent Research generated by a third party in exchange for commission dollars.

Transactions on U.S. and international stock exchanges and equity securities traded over-the-counter involve the payment of negotiated brokerage commissions.  The Adviser negotiates standard commission rates used for executing equity trades that are on a per share basis.  The cost of transactions executed on international stock exchanges are generally based on a percentage of the principal traded and may vary based on the market in which the security is traded. Typically, all of the commissions paid for executing equity trades on behalf of the Funds include a Research Arrangement. Denver Investments estimates that approximately 25% to 50% for domestic equity and 50% to 75% for international equities of the commission paid for trades where Denver Investments receives proprietary Research is for the cost of execution, with the balance attributable to the Research received. “Third party” Research involves the executing broker providing the independent Research generated by a third party in exchange for commission dollars. In these cases, Denver Investments negotiates the execution cost with the executing broker. Denver Investments estimates that approximately 10% to 25% of the commission paid is for the cost of execution, with the balance attributable to the Research received.

To constitute eligible “research services” such services must qualify as “advice,” “analyses” or “reports.”  To determine that a service constitutes research services, the Adviser must conclude that it reflects the “expression of reasoning or knowledge” relating to the value of securities, advisability of effecting transactions in securities or analyses, or reports concerning issuers, securities, economic factors, investment strategies, or the performance of accounts.  To constitute eligible “brokerage services” such services must effect securities transactions and functions incidental thereto, and include clearance, settlement, and the related custody services.  Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. The Adviser may determine that a service has a mixed use (i.e., the service constitutes both a permissible research or brokerage service and an ineligible service).  When this occurs, the Adviser will reasonably allocate the cost of the service according to its use, so that the portion that assists in eligible research and brokerage services is obtained using portfolio commissions from the Funds, and the portion or specific component which provides other assistance (for example, administrative or non-research assistance) is paid for by the Adviser.

            Many over-the-counter issues, including corporate debt and government securities, may be traded without stated commissions, but the price includes an undisclosed commission or mark-up.  Securities purchased and sold by the Funds may be traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument.  Transactions in the over-the-counter market may be principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions.  With respect to over-the-counter transactions, the Adviser will normally deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution terms are available elsewhere or as described below.  The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

            The Funds may participate, if and when practical, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group.  A Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Fund’s interests.

During the fiscal years ended December 31, 2012, 2011, and 2010, the Funds paid the following amounts in brokerage commissions:

Brokerage Commissions Paid

	Fiscal Year Ended, December 31, 2012	Fiscal Year Ended, December 31, 2011	Fiscal Year Ended, December 31, 2010
Westcore Growth Fund		$183,165	$210,767
Westcore MIDCO Growth Fund		355,254	309,174
Westcore Select Fund		2,896,759	802,856
Westcore Blue Chip Fund		136,152	41,392
Westcore Mid-Cap Value Fund		42,466	58,098
Westcore Small-Cap Opportunity Fund		87,552	101,806
Westcore Small-Cap Value Fund		386,566	465,048
Westcore Micro-Cap Opportunity Fund		9,479	15,928
Westcore International Small-Cap Fund		269,213	85,981
Westcore Flexible Income Fund		3,244	4,819
Westcore Plus Bond Fund		113	11,542
Aggregate Commissions		$4,369,963	$2,107,411

            For the same periods, the Westcore Colorado Tax-Exempt Fund did not pay any brokerage commissions.  During the fiscal years ended December 31, 2012, December 31, 2011, and December 31, 2010, no brokerage commissions were paid by any Funds to an affiliated broker of the Trust.

            During the fiscal years ended December 31, 2012 and December 31, 2011, the Adviser caused the Funds to enter into brokerage transactions through a broker that involved Third Party Research Arrangements in the amounts set forth below.

	Fiscal Year Ended December 31, 2012		Fiscal Year Ended December 31, 2011
	Principal Amount	Commission	Principal Amount	Commissions
Westcore Growth Fund			$121,317,870	$88,196
Westcore MIDCO Growth Fund			181,180,311	199,824
Westcore Select Fund			1,616,141,859	1,866,430
Westcore Blue Chip Fund			83,346,432	85,604
Westcore Mid-Cap Value Fund			15,858,278	21,050
Westcore Small-Cap Opportunity Fund			40,010,358	63,310
Westcore Small-Cap Value Fund			187,052,371	236,241
Westcore Micro-Cap Opportunity Fund			2,911,415	8,835
Westcore International Small-Cap Fund			0	0
Westcore Flexible Income Fund			1,760,487	1,844
Westcore Plus Bond Fund			26,247	103

Supplemental research information so received is in addition to, and not in lieu of, services required to be performed by the Adviser and does not reduce the advisory fees payable by the Funds.  The Board will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits received by the Funds.  It is possible that certain eligible brokerage and research services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the Adviser.  Conversely, a Fund may be the primary beneficiary of the eligible brokerage and research services received as a result of portfolio transactions effected for such other account or investment company.

            The Funds may from time to time purchase securities issued by the Trust’s regular broker/dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies.  As of December 31, 2012, the following Funds held securities of the Trust’s regular broker/dealers (or their parents) that derive more than 15% of their gross revenues from securities-related activities as listed below:

	Barclays Capital, Inc.	Wachovia Corp.	Wells Fargo Securities, LLC
Equity Value Funds
Westcore Blue Chip Fund

Bond Funds
Westcore Flexible Income Fund
Westcore Plus Bond Fund

As of December 31, 2012, the Westcore Growth Fund, the Westcore MIDCO Growth Fund, the Westcore International Small-Cap Fund, the Westcore Select Fund, the Westcore Mid-Cap Value Fund, the Westcore Small-Cap Opportunity Fund, the Westcore Small-Cap Value Fund, the Westcore Micro-Cap Opportunity Fund, and the Westcore Colorado Tax-Exempt Fund did not hold securities of the Trust’s regular broker/dealers (or their parents) that derive more than 15% of their gross revenues from securities-related activities. Portfolio securities will not be purchased from or sold to (and savings deposits will not be made in and repurchase and reverse repurchase agreements will not be entered into with) the Adviser, ADI or an affiliated person (as the term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.  The Adviser will not enter into agreements, express or implied, with brokerage firms pursuant to which it would select a firm for execution as a means of remuneration for recommending it as an investment adviser, nor in connection with the distribution of mutual funds advised or sub-advised by the Adviser. However, portfolio transactions may be executed through broker-dealers that have made such a recommendation, if otherwise consistent with seeking the best overall terms available in executing portfolio transactions.  In addition, the Tax-Exempt Fund will not purchase securities during the existence of any underwriting group or related selling group of which ADI, the Adviser or any affiliated person of any of them, is a member, except to the extent permitted by the SEC.

            Investment decisions for each Fund are made independently from those for the other Funds.  However, the Adviser manages other accounts in a similar investment style and these accounts frequently invest in the same securities as the Funds.  When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another account, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other accounts in executing transactions.  In instances where the purchase or sale order for a single security cannot be aggregated across all clients, the Adviser maintains aggregation and allocation policies and procedures that the Adviser believes to be fair and equitable to all over the long term.  In some instances, this may adversely affect the price paid or received by a Fund or the size of the position obtained by or disposed of by the Fund.

NET ASSET VALUE

The net asset value per share of each Fund is calculated as set forth in the Prospectus and is calculated separately from the net asset value of the other Funds.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares in the Funds are sold on a continuous basis by ADI.

Shares of all Westcore Funds may be exchanged for shares of all other Westcore Funds.

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange (“NYSE”) is stopped at a time other than 4:00 p.m. Eastern Time.  The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were initially processed at a net asset value that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing net asset value.  In addition, each Fund may compute its net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

Each Fund may redeem shares involuntarily if it appears appropriate to do so in light of its responsibilities under the 1940 Act or to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder that is applicable to Fund shares as provided in the Fund’s Prospectus from time to time.

The Trust has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that each portfolio of the Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of such portfolio’s net asset value, whichever is less, for any one shareholder within a 90-day period.  Any redemption beyond this amount may be made in proceeds other than cash. Shareholders who receive a redemption in kind may incur additional costs when they convert the securities or property received to cash and may receive less than the redemption value of their shares, particularly where the securities are sold prior to maturity.

On a business day when the NYSE closes early due to a partial holiday or otherwise, the Trust will advance the time at which purchase and redemption orders must be received in order to be processed on that business day. The Trust may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading in the markets the Funds normally utilize is restricted, or an emergency, as determined by the rules and regulation of the SEC exists making disposal of a Fund’s investments or determination of its net asset value not reasonably practicable; (b) the NYSE is closed (other than customary weekend and holiday closings); or (c) the SEC by order has permitted such suspension.

The Trust has authorized one or more brokers to receive, on behalf of the Trust, purchase and redemption orders.  Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust’s behalf.  The Trust will be deemed to have received a purchase or redemption order when an authorized financial intermediary or, if applicable, a financial intermediary’s authorized designee, received the order.  Customers’ orders will be priced at the Fund’s net asset value computed after they are received by an authorized financial intermediary or the financial intermediary’s authorized designee.

Shares purchased by financial intermediaries on behalf of their customers will normally be held of record by the financial intermediaries and beneficial ownership of shares will be recorded by the financial intermediaries and reflected in the account statements provided to its customers.  Depending on the terms of the arrangement between a particular financial intermediary and the Trust’s transfer agent, confirmations of share purchases and redemptions and pertinent account statements will either be sent by the Trust’s transfer agent directly to a customer with a copy to the financial intermediaries, or will be furnished directly to the customer by the financial intermediaries.  Other procedures for the purchase of shares established by financial intermediaries in connection with the requirements of their customer accounts may apply.  Customers wishing to purchase shares through their financial intermediaries should contact such entities directly for appropriate purchase instructions.

Retirement and Education Plans – All Westcore Funds

Individual Retirement Accounts.  An Individual Retirement Account (“Traditional IRA”) may invest in the Trust.  Traditional IRAs are available to individuals who have earned income (including earned income from self-employment) and their non-working spouses (for married couples filing jointly), who wish to use shares of the Funds as a funding medium to save for retirement.  Except for rollover contributions, an individual who has attained, or will attain, age 70½ before the end of the taxable year may only contribute to the Traditional IRA for his or her nonworking spouse who is under age 70½.  Traditional IRA contributions may be either deductible or nondeductible, depending on whether the individual and/or the individual’s spouse, if any, is a participant in a qualified plan and, if so, his or her income.  Earnings on amounts contributed to a Traditional IRA are not subject to federal income tax until distribution (with certain exceptions).  Distributions are included in gross income, except to the extent of any nondeductible contributions.  Distribution of an individual’s Traditional IRA assets before the individual attains age 59½ will (with certain exceptions) result in an additional 10% tax on the amount of the distribution that is included in the individual’s gross income.

A Roth Individual Retirement Account (“Roth IRA”) may also invest in the Trust.  Roth IRAs are available to individuals who have earned income and their non-working spouses, who wish to use shares of the Funds as a funding medium to save for retirement.  A single individual with modified adjusted gross income of up to $127,000 in 2013 may contribute to a Roth IRA (for married couples filing jointly, the modified adjusted gross income limit is $188,000 in 2013).  An individual with modified adjusted gross income of up to [$10,000 in 2012] who is married, lives with his or her spouse at any time during the year and files his or her income taxes separately from his or her spouse may contribute to a Roth IRA.  Contributions may be made after the Roth IRA owner has attained age 70½, as long as the account owner or his or her spouse has earned income.  Contributions to a Roth IRA are not deductible.  “Qualified distributions” from a Roth IRA are not included in the taxpayer’s gross income and are not subject to the additional 10% early distribution tax.  To be a qualified distribution, the distribution may not be made before the end of the five year period beginning with the first tax year for which the individual made a contribution to any Roth IRA, and the distribution must be made either on or after the individual’s attainment of age 59 ½, or due to the individual’s disability, death or qualified first-time homebuyer expenses.  A non-qualified distribution will be subject to federal income tax to the extent that the distribution and all prior distributions from the individual’s Roth IRAs, less any amounts previously included in income, exceeds his or her contributions to Roth IRAs.  A non-qualified distribution will also result in an additional 10% tax (with certain exceptions) on the amount of the distribution that is included in the individual’s gross income.

An individual may roll over, transfer or convert all or any portion of an existing Traditional IRA or Simplified Employee Pension (“SEP”) plan IRA (see below) into a Roth IRA.  The opportunity to convert to a Roth IRA is available to all individuals regardless of income.  The balance in the individual’s Traditional IRA at the time of conversion will be treated as a distribution for income tax purposes and is includible in the individual’s gross income (except to the extent that it is a return of nondeductible Traditional IRA contributions).  The 10% additional tax will not apply.

Except for amounts converted to a Roth IRA and rollovers, the total annual contributions to an individual’s Traditional and Roth IRAs may not exceed the lesser of $5,500 ($6,500 for an individual aged 50 or older) in 2013 or 100% of his or her taxable compensation for the year or, if the individual is married and files a joint return and his or her compensation is less than that of his or her spouse, the combined taxable compensation of the individual and his or her spouse, less his or her spouse’s contributions to Traditional and Roth IRAs for the year. Factors discussed above may further reduce an individual’s contribution limit.

The Trust also permits any employer (including self-employed individuals) to make contributions to employee Traditional IRAs that are invested in the Trust, if the employer sponsors a SEP plan or a Salary Reduction Simplified Employee Pension (“SARSEP”) plan, a type of a SEP that was established prior to January 1, 1997 and permits employee pre-tax contributions (subject to certain requirements).  SEPs and SARSEPs permit discretionary employer contributions to employee Traditional IRAs (employees who have not met certain eligibility criteria may be excluded).  Employer contributions must bear a uniform relationship to each employee’s compensation (subject to certain limits).  SEP and SARSEP contributions may be made even after an individual has attained age 70½, provided that the individual is an employee.  SEP and SARSEP contributions (subject to certain limits) are deductible to the employer in the year when they are made, but are not taxable to the employee until distribution.  Distributions for SEPs and SARSEPs are subject to the distribution rules that apply to Traditional IRAs.

Education Savings Accounts.  A Coverdell Education Savings Account (“Coverdell ESA”) may invest in the Trust.  Coverdall ESAs are available to individuals who wish to use shares of the Funds as a funding medium to save for a child’s education.  A single individual with modified adjusted gross income of up to $110,000 may contribute to a Coverdell ESA for the benefit of a child who has not attained the age of 18 (for married couples filing jointly, the modified adjusted gross income limit is $220,000).  Contributions to all Coverdell ESAs for the benefit of a single child in any year are limited to $2,000.  Additional income-based factors may further reduce the contribution limit.  Contributions to a Coverdell ESA are not deductible.  Distributions from a Coverdell ESA for “qualified education expenses” are not subject to federal income tax.  Qualified education expenses include “qualified higher education expenses” and “qualified elementary and secondary education expenses.”  Qualified higher education expenses include post-secondary education expenses such as tuition, room and board.  Qualified elementary and secondary education expenses include kindergarten through twelfth grade education expenses such as tuition, fees, tutoring, books, supplies, room and board.  The earnings portion of distributions that are not used for qualified education expenses is included in the distributee’s gross income (with certain exceptions).  A distribution that is not used for qualified education expenses will also result in an additional 10% tax (with certain exceptions) on the amount that is included in the distributee’s gross income.  Any balance remaining in a Coverdell ESA for the benefit of a child who attains age 30 must be distributed to the child (with certain exceptions), subject to the tax consequences discussed above.

The foregoing brief descriptions are not complete or definitive explanations of the Traditional or Roth IRA, SEP, SARSEP or Coverdell ESA vehicles that may invest in the Funds.  Any person who wishes to establish an IRA, SEP or Coverdell ESA may do so by contacting an Investor Service Representative at 800.392.CORE (2673).  The complete documents and applications will be provided to existing or prospective shareholders upon request, without obligation.  The Trust recommends that investors consult their attorneys or tax advisors to determine if the retirement and education programs described herein are appropriate for their needs.

DESCRIPTION OF SHARES

Under the Trust’s Declaration of Trust, the beneficial interest in the Trust may be divided into an unlimited number of full and fractional transferable shares.  The Amended and Restated Declaration of Trust authorizes the Board to classify or reclassify any unissued shares of the Trust into one or more additional classes by setting or changing in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption.  Pursuant to such authority, the Board has authorized the issuance of nineteen outstanding classes of shares, consisting of twelve retail share classes and seven institutional share classes, with a retail and institutional share class for the Westcore Growth Fund, the Westcore MIDCO Growth Fund, the Westcore Blue Chip Fund, the Westcore Small Cap Opportunity Fund, the Westcore Small-Cap Value Fund, the Westcore Flexible Income Fund, and the Westcore Plus Bond Fund.  The Trustees may similarly classify or reclassify any particular class of shares into one or more series.

Each share of the Trust has no par value, represents an equal proportionate interest in a Fund, and is entitled to such dividends and distributions of the income earned on the Fund’s assets as are declared at the discretion of the Trustees.  Shares of the Funds have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion.  When issued for payment as described in the Prospectus of a particular Fund, a Fund’s shares will be fully paid and nonassessable by the Trust.  In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative net asset values of the Trust’s respective investment portfolios, of any general assets not belonging to any particular portfolio which are available for distribution.  Shareholders of a Fund are entitled to participate in the net distributable assets of the Fund on liquidation, based on the number of shares of the Fund they hold.

Shareholders of the Funds will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular Fund.  In accordance with Rule 18f-3 of the 1940 Act, each class of shares shall have (i) exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement, and (ii) separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of the other class.  Rule 18f‑2 under the 1940 Act (“Rule”) provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter.  A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund.  Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund.  However, the Rule also provides that the ratification of the appointment of the Independent Auditor, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to particular Funds.

There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees.  Shares of the Trust have noncumulative voting rights and, accordingly, the holders of more than 50% of the Trust’s outstanding shares (irrespective of class) may elect all of the Trustees.  The Amended and Restated Declaration of Trust provides that meetings of the shareholders of the Trust shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.  Furthermore, under the 1940 Act, the Board is required to call a meeting of shareholders for the purpose of voting upon the removal of any Trustee or Trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.  If a shareholders’ meeting is held, you will be entitled to one vote for each full share you hold and proportionate fractional votes for fractional shares you hold.

Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for this purpose and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the trust or inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request.

If the Trustees elect to follow the second course above, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing upon the objections specified in the written statement so filed, the Commission may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees.

The Amended and Restated Declaration of Trust authorizes the Board, without shareholder approval (unless otherwise required by applicable law), to:  (a) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price that is equal to their net asset value and that may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the assets belonging to a class of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (c) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value.  However, the exercise of such authority may be subject to certain restrictions under the 1940 Act.  The Board may authorize the termination of any class of shares after the assets belonging to such class have been distributed to its shareholders.

The Trustees’ decision to liquidate a portfolio may result from various factors that lead the Trustees to believe that such action would be advisable.  For example, there may be poor market conditions, the Fund may be unable to attract or retain sufficient investments or unforeseen expenses may hinder the Fund’s ability to provide competitive returns.  Liquidation of a portfolio could have negative tax consequences for a shareholder.

ADDITIONAL INFORMATION CONCERNING TAXES

The following discussion of federal income tax law applies only to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates).  Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from federal income tax treatment.  Distributions from a Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may also be exempt from state and local income taxes in certain states.

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to timely distribute out all, or substantially all, of its income to shareholders each year, so that the Fund itself generally will be relieved of federal income and excise taxes. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of such Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of such Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer, (2) the securities (other than the securities of other regulated investment companies) of two or more issuers which such Fund controls and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships, and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto.  For purposes of meeting the diversification requirement described in (ii) above, in the case of each Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower.

With respect to (i) above, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities (or options and futures with respect thereto) pursuant to regulations that may be promulgated in the future.  For purposes of the 90% gross income requirement described in (i) above,  income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company.  However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as an entity taxed as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income.  In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.  Finally, for purposes of (ii)(a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If a Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If a Fund were disqualified as a regulated investment company: (i) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (ii) shareholders would be taxed as if all dividends they received were ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction.  To qualify again to be taxed as a regulated investment company that is accorded special treatment in a subsequent year, a Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions.  In addition, if a Fund fails to qualify as a regulated investment company for a period greater than two taxable years, such Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if a Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

If a Fund fails to distribute in a calendar year an amount at least equal to 98% of its ordinary taxable income and at least 98.2% of their capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year including any retained amount for the prior year, such Fund will be subject to a non-deductible 4% excised tax on the undistributed amounts.  For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of the property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year.  Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax, although there can be no assurance that each Fund will be able to do so.

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of each Fund’s current or accumulated “earnings and profits.”  Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares of the Fund.  Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by such Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains.  Generally, distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.  [For taxable years beginning before January 1, 2013,] a Fund may designate certain dividends as derived from “qualified dividend income,” which, when received by an individual, will be taxed at the rates applicable to long-term capital gain.  Dividend income distributed to individual shareholders will qualify as “qualified dividend income” as that term is defined in section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from a Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both a Fund and its shareholders.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder invested in such Fund (and thus were included in the price the shareholder paid).  Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares (other than distributions designated by a Fund as “exempt-interest dividends”).  Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.  Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

Long-term capital gain rates applicable to individuals have been temporarily reduced – in general, to a maximum rate of 15% – for taxable years beginning before January 1, 2013.

Dividends received by corporate shareholders that are reported by a Fund in a written statement furnished to shareholders may qualify for the 70% dividends received deduction to the extent of the amount of qualifying dividends received by a Fund from domestic corporations and to the extent that a portion of interest paid or accrued on certain high yield discount obligations owned by such Fund is treated as dividends.

If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain.  A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

For the Tax-Exempt Fund to pay tax-exempt dividends for any taxable year, at least fifty percent of the aggregate value of the Fund’s assets at the close of each quarter of the Tax-Exempt Fund’s taxable year must consist of exempt-interest obligations.

Shares of the Tax-Exempt Fund generally would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code and individual retirement accounts because the recognition of taxable income on the earnings of such plans and accounts is generally deferred and, therefore, not only would the shareholder not gain any current benefit from the Fund’s dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed from the plan.  In addition, the Tax-Exempt Fund may not be an appropriate investment for entities that are “substantial users” of facilities financed by “private activity bonds” owned by the Fund or “related persons” thereof.  A “substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and (x) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than five percent of the total revenues derived by all users of such facilities, or (y) occupies more than five percent of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired.  “Related persons” generally include certain (i) related natural persons, (ii) members of a controlled group of corporations, (iii) partnership and its partners, and (iv) S corporations and its shareholders.

The sale or redemption of Fund shares may give rise to a taxable gain or loss.  In general, any gain or loss realized upon a taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than one year.  Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss.  However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares.  All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition.  In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Each Fund’s investments in financial instruments and futures contacts and options, and passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain.  Such investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring each Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax.   A portion or all of the recognized taxable income may be ordinary income or short-term capital gain and thus may be taxable to shareholders as ordinary income.  In the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.  Such an election may result in the recognition of ordinary income or short-term capital gains, and may cause income or gains to be recognized before the corresponding receipt of cash.

When a Fund sells a put or call option, the premium received generally is not included in income at the time of receipt.  If the option expires, the premium is generally included in income of the Fund as short-term capital gain.  If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is generally short-term capital gain or loss.  If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss generally will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security.  With respect to a put or call option that is purchased by a Fund, if the option is sold any resulting gain or loss generally will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option.  If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option.  If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Some of the Funds’ investment, such as certain option transaction, futures contract transactions, and forward foreign currency exchange contracts may be “section 1256 contracts.”  With certain exceptions, gains or losses attributable to section 1256 contracts generally are treated as sixty percent long-term capital gains or losses and forty percent short-term capital gains or losses (“60/40”).  Section 1256 contracts held by a Fund at the end of a taxable year (and, generally, for purposes of the excise tax, on October 31 of each year) are “marked-to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.  Investors should consult their own tax advisers in this regard.

Generally, hedging transactions undertaken by a Fund may result in “straddles” for federal income tax purposes.  The straddle rules may affect the character of gains (or losses) realized by a Fund.  In addition, losses realized by a Fund on a position that is part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized.

A Fund may make one or more of the elections available under the Code that apply to straddles.  Such elections may affect the amount, character and timing of the recognition of gains or losses from the affected straddle positions, and may operate to accelerate the recognition of gains or losses from the affected straddle positions.

 Because comprehensive regulations implementing the straddle rules have not been promulgated, the tax consequences to a Fund of hedging transactions are not always clear and investors should consult their own tax advisers in this regard.

Gains and losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables, or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund collects the U.S. dollar amounts of such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss.  Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss.  These gains or losses may increase, decrease, or eliminate the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Income received by a Fund from foreign sources may be subject to foreign withholding taxes and other similar income taxes.  Although a Fund that pays foreign taxes generally may elect either to claim a foreign tax credit or to deduct foreign taxes in computing its taxable income, a Fund may have insufficient tax liability to fully utilize such a credit or deduction because a Fund’s taxable income is reduced by distributions to its shareholders.  However, if more than fifty percent of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to “pass-through” to its shareholders the amount of such foreign taxes paid by the Fund.  If a Fund makes this election, a shareholder would be required to include in gross income (in addition to taxable dividends actually received) the shareholder’s pro rata share of the foreign taxes paid by the Fund and would be entitled either to deduct a pro rata share of foreign taxes in computing the shareholder’s taxable income or to use it as a foreign tax credit against the shareholder’s U.S. federal income tax liability, subject to limitations.  A shareholder’s ability to claim the foreign tax credit is subject to various complex limitations under the Code.  In addition, the foreign tax credit may offset only ninety percent of the alternative minimum tax imposed on corporations and individuals, and foreign taxes generally may not be deducted in computing alternative minimum taxable income of a taxpayer other than a corporation.

If a Fund were to qualify as a “qualified fund of funds,” such Fund could be entitled to elect to pass-through its foreign tax credits without regard to the above described fifty percent requirement.  For this purpose, the term “qualified fund of funds” means a regulated investment company if (at the close of each quarter of the taxable year) at least fifty percent of the value of its total assets is represented by interests in other regulated investment companies.  The Funds make no assurances as to either the availability of any election discussed in this section or their willingness to make any such election.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of the taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct taxpayer identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.”  The percentage required to be withheld is currently twenty-eight percent and under current law will increase to thirty-one percent on January 1, 2013.

[For tax years beginning after 2012, a surtax of up to 3.8% will apply to the “net investment income” of an individual taxpayer.  Net investment income will include  interest, dividends, royalties, rents, gross income from a trade or business involving passive activities, and net gain from disposition of property (other than property held in a trade or business).  Net investment income will be reduced by deductions properly allocable to such income. The legislation that contains the 3.8% surtax is the subject of a number of constitutional challenges, and will likely be decided by the U.S. Supreme Court.  Investors should consult their tax advisers regarding the effect, if any, of this legislation on their ownership and disposition of shares.]

[Recently enacted legislation will impose a 30% withholding tax on dividends and redemption proceeds paid after December 31, 2012, to (i) foreign financial institutions (as defined in section 1471 of the Code) unless they agree to collect and disclose to the IRS information regarding direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners.]

The foregoing discussion relates solely to U.S. federal income tax law.  Dividends and distributions also may be subject to state and local taxes.  In addition, since master limited partnerships in which the Funds may invest since master limited partnerships generally conduct business in multiple states the Funds can be subject to income or franchise tax in each of the states in which the partnership does business.  The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact the Funds’ return on its investment in the master limited partnership.

Investors are urged to consult their tax advisers regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes.  Foreign investors should consult their tax advisers concerning the U.S. federal income tax consequences of ownership of shares of a Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates (or a reduced rate of withholding provided by treaty).

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change, possibly with retroactive effect, by legislative or administrative actions.

MANAGEMENT OF THE FUNDS

Trustees and Officers

The business and affairs of the Funds are managed under the direction of the Board in accordance with the laws of the Commonwealth of Massachusetts and the Trust’s Amended and Restated Declaration of Trust. The Trustees are responsible for major decisions relating to each Fund’s objective, policies and techniques.  The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions.  Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act, are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as “Interested Trustees.”

Name, Address and Age[1]	Position(s) Held with The Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
INTERESTED TRUSTEE
John A. DeTore, CFA[6] Age 54	Trustee	Since December 31, 2009	CEO/Founder, United Alpha, LLC (investment management firm), 2003-present CIO, GRT United Alpha, LLC (investment management), 2006-present CIO, Denver Alternatives, (an investment management division of Denver Investments) 2009-2011 Managing Director/Director of Strategic R&D, Putnam Investments (investment management), 1999-2000 Managing Director/Director of Quantitative Analysis & Equity Product Development, Putnam Investments (investment management), 1994-1999.	12	None

INDEPENDENT TRUSTEES

Mary K. Anstine Age 72	Chairperson and Trustee	Since January 1, 2013 Since February 22, 2006	Retired, September 2004 - Present; President/Chief Executive Officer, HealthONE Alliance (hospitals), 1994-2004; Various positions leading to Executive Vice President of First Interstate Bank of Corporation and predecessors (banking), 1961-1994.	12	Ms. Anstine is a Trustee of ALPS ETF Trust (10 funds); Financial Investors Trust (25 funds); Financial Investors Variable Insurance Trust (5 funds); and Reaves Utility Income Fund.
Rick A. Pederson[5] Age 60	Trustee	Since February 13, 2007	Principal, The Pauls Corporation (real estate development), 2008-present Partner, Bow River Capital Partners (a private equity investment manager), 2003-present President, Foundation Properties, Inc. (a real estate investment management company), 1994-present Chairman, Ross Consulting Group (real estate advisory services), 1982-present.	12	Mr. Pederson is a Trustee of ALPS ETF Trust (10 funds).

James A. Smith Age 60	Trustee	Since December 31, 2009	Private Equity Consultant, 2003-present Trustee, The Nature Conservancy (non-profit), July 2007-present Chairman, Yellow Pages Group of New Zealand (yellow pages), May 2007-May 2009 Chairman and CEO, StellarOne Corp. (software development company), 2003 Executive VP – Consumer Markets, Qwest Communications (telecommunications industry), 2001-2002 President and CEO Qwest Dex (yellow pages), 1997-2001 Various positions leading to VP with US West and affiliated and predecessor entities (telecommunications industry), 1979-1997.	12	None
Douglas M. Sparks CPA (Inactive) Age 69	Trustee	Since December 31, 2009	Retired, 2000-present General Manager, Mister Remo of California, Inc., (apparel manufacturing) 1998-2000 Partner, Ernst & Young LLP, (public accounting) 1981-1995 Senior Manager, Ernst & Young LLP, (public accounting) 1977-1981 Staff Professional, Ernst & Young LLP, (public accounting) 1968-1977.	12	None

Janice M. Teague CPA Age 59	Trustee	Since February 13, 2007	Retired, June 2003 to present Vice President, Secretary and Assistant Secretary, Berger Financial Group, LLC (investment management), October 1996-May 2003 Vice President, Secretary and Assistant Secretary, Berger Funds (investment management), September 1996-May 2003 Vice President and Secretary, Berger Distributors LLC (investment management), August 1998-May 2003.	12	None

Name, Address and Age[1]	Position(s)Held with The Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s)
OFFICERS
Todger Anderson, CFA Age 68 Denver Investments 1225 17th Street 26th Floor Denver, Colorado 80202	President	Since February 18, 2005

  Chairman, Denver Investments, January 2005-present; prior thereto, President and Director of Portfolio Management, Denver Investment Advisors, Inc.

  Portfolio Manager, Westcore MIDCO Growth Fund, August 1986-May 2005

  Portfolio Co-Manager, Westcore Select Fund, December 2001- May 2005.

Jasper R. Frontz, CPA, CFA Age 44 Denver Investments 1225 17th Street-26th Fl. Denver, Colorado 80202	Treasurer Chief Compliance Officer	Since February 12, 1997 Since September 29, 2004

  Vice President, May 2000-present, and Director of Mutual Fund Administration, June 1997-present, Denver Investments

  Registered Representative, ALPS Distributors, Inc., 1995- present

  Treasurer, November 1997-2011 and Chief Compliance Officer September 2004-2011, Blue Chip Value Fund, Inc. (mutual fund).

John H. Moore Age 43 1290 Broadway, Suite 1100 Denver, Colorado 80203	Assistant Treasurer	Since August 15, 2012

  Fund Controller, ALPS Fund Services, Inc., since March 2012

  Vice-President of Finance, Altaris Capital Partners,  LLC, February 2007 to June 2011

  Director of Financial Reporting, Aptuit, Inc., February 2006 – January 2007

  Controller, Workflow Management, Inc., September 2004 – January 2006

  Controller, YankeeNets, LLC, February 1999 – September 2004

David T. Buhler Age 41 1290 Broadway, Suite 1100 Denver, Colorado 80203	Secretary	Since May 17, 2012

  Vice President and Associate Counsel, ALPS Fund Services, Inc., since June 2010

  Consulting Project Attorney, Janus Capital Management LLC, January 2010 to April 2010

  Associate General Counsel and Assistant Secretary, Founders Asset Management LLC, January 2006 to February 2009

  Counsel, Great-West Life & Annuity Insurance Company, July 1997 to January 2006

  Chief Compliance Officer, Greenwood Investments, LLC, July 2002 to January 2006

1 Each trustee may be contacted by writing to the trustee, c/o Westcore Trust, 1290 Broadway, Suite 1100, Denver, Colorado 80203.

2 Each trustee holds offices for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns, or is removed, adjudged incompetent, or, having become incapacitated by illness or injury, is retired by the Board of Trustees in accordance with the Trust’s Amended and Restated Declaration of Trust; or (c) the Trust terminates.

3 The Fund Complex includes funds with a common investment adviser or an adviser which is an affiliated person. There are currently fifteen Funds in the Fund Complex, including twelve Westcore Funds, Dunham Small-Cap Value Fund, Columbia Variable Portfolio Partners Small-Cap Value Fund and Northern Trust Multi-Manager Small-Cap Fund, which are also advised by Denver Investments.

4 Directorships of companies required to report to the SEC under the 1934 Act (i.e., “public companies”) or other investment companies registered under the 1940 Act.

5 Mr. Pederson also served as a director of ALPS Holdings, Inc., parent of ALPS Fund Services, Inc. and of ALPS Distributors, Inc., until September 30, 2005.

6 Mr. DeTore is deemed an “Interested Trustee” by virtue of having served as an officer of a division of Denver Investments until March 30, 2011.

Additional Information About the Trustees’ Qualifications and Experience

The following is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a Trustee for the Trust.

Mary K. Anstine

Ms. Anstine has been an Independent Trustee of the Trust since November 30, 2006.  Currently retired, Ms. Anstine has over 30 years of financial services experience.  Most recently, she was President and CEO of HealthONE Alliance, Denver, Colorado from 1994 through 2004.  From 1964 to 1994, Ms. Anstine held positions leading up to Executive Vice President of First Interstate Bank.  She was selected to serve as a Trustee of the Trust based on her business and financial services experience.

John A. DeTore

Mr. DeTore has been an Interested Trustee of the Trust since December 31, 2009. Mr. DeTore has over 25 years of financial services experience. Currently, Mr. DeTore is the Chief Executive Officer and Founder of United Alpha LLC, CIO, GRT United Alpha, LLC, a Portfolio Manager with GRT Capital Partners LLC, an investment management firm, and an Adjunct faculty member of the Sloan School of Management, Massachusetts Institute of Technology.  Previously, he held positions at Putnam Investments for eight years and Wellington Management for seven years, primarily leading their respective quantitative research efforts. He was selected to serve as a Trustee of the Trust based on his business, academic, investment management, and financial services experience.

Rick A. Pederson

Mr. Pederson has been an Independent Trustee of the Trust since February 13, 2007.  Mr. Pederson has over 25 years of experience in the real estate and financial services industry. Currently, Mr. Pederson is a Principal of The Pauls Corporation, Partner at Bow River Capital Partners, President of Foundation Properties, Inc., and Chairman of the Ross Consulting Group. He was selected to serve as a Trustee of the Trust based on his business, investment management and financial services experience.

James A. Smith

Mr. Smith has been an Independent Trustee to the Trust since December 31, 2009. Mr. Smith has over 30 years of experience in business, primarily in the telecommunications industry with Qwest and its predecessor and affiliated organizations. Currently, Mr. Smith’s principal occupations include serving as a Private Equity Consultant and as a Trustee to The Nature Conservancy. He was selected to serve as a Trustee of the Trust based on his business experience.

Douglas M. Sparks

Mr. Sparks has been an Independent Trustee to the Trust since December 31, 2009.  Currently retired, Mr. Sparks has 28 years of experience in the public accounting industry, including 14 years as an audit partner with Ernst & Young LLP. He was selected to serve as a Trustee of the Trust based on his business and accounting experience.

Janice M. Teague

Ms. Teague has been an Independent Trustee to the Trust since February 13, 2007.  Currently retired, Ms. Teague has over 20 years of financial services experience. Ms. Teague’s business career was primarily working in the legal and fund administration services at both Berger Funds and Janus Funds, holding positions leading up to Vice President at Berger Financial Group LLC. She was selected to serve as a Trustee of the Trust based on her business, investment management, accounting, and financial industry experience.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Funds rests with the Trustees. The Trust has engaged Denver Investments to manage the Funds on a day-to day basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of seven members, six of whom are Independent Trustees. The Board meets at five regularly scheduled meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established an Audit Committee, an Investment Review Committee and a Nominating and Governance Committee and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. In February 2011, the Trustees consolidated the responsibilities of the Qualified Legal Compliance Committee into the Audit Committee. Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Mary K. Anstine, an Independent Trustee, to serve in the role of Chairperson. The Chairperson’s role is to preside at all meetings of each Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings.  The Chairperson Trustee may also perform such other functions as may be delegated by the Board from time to time. The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Funds’ characteristics and circumstances.  These include the Trust’s multiple series of Fund shares, each Fund’s single portfolio of assets, the Funds’ net assets and the services provided by the Funds’ service providers.

Risk oversight forms part of the Board’s general oversight of each Fund and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Funds, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, the Adviser, the Funds’ Chief Compliance Officer, the Funds’ legal counsel and the independent registered public accounting firm for the Funds regarding risks faced by the Funds. The Board, with the assistance of Fund management and the Adviser, reviews investment policies and risks in connection with its review of each Fund’s performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of each Fund's compliance program and reports to the Board regarding compliance matters for the Funds and its principal service providers. In addition, as part of the Board's periodic review of the Funds’ advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

Standing Board Committees

            The Board has established three committees, the Audit Committee, Investment Review Committee, and Nominating and Governance Committee.

            The Audit Committee annually considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine.  The Committee considers the engagement and compensation of the Independent Auditors.  The Committee ensures receipt from the independent accountants of a formal written statement delineating relationships between the independent accountants and the Trust, consistent with applicable auditing standards.  The Committee also meets with the independent auditors at least once each year outside the presence of management representatives to review the scope and results of the audit and typically meets quarterly or otherwise as requested by the Committee’s Chairman or the Independent Auditors.  This Committee is also responsible for receiving reports of evidence of Material Violations, as defined under the committee guidelines, determining whether an investigation is necessary with respect to any such report and, if deemed necessary or appropriate, investigating and recommending an appropriate response thereto.  The Audit Committee is comprised of Mses. Anstine and Teague and Mr. Sparks (Chairman).  All of the members of the Audit Committee are Independent Trustees. The Audit Committee met four times during the fiscal year ended December 31, 2012.

The Investment Review Committee is responsible for reviewing, in an oversight capacity, the investment activities of the Funds.  The Investment Review Committee is comprised of Messrs. DeTore Smith, and Pederson (Chairman).  The Investment Review Committee met ten times during the fiscal year ended December 31, 2012.

The Nominating and Governance Committee is responsible for the selection and nomination of candidates for appointment or election to serve as Trustees and in establishing, implementing and executing policies, procedures, and practices that assure orderly and effective governance of the Trust. The Nominating and Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard.  The Nominating and Governance Committee is comprised of Mr. Smith, and Mses. Anstine (Chairperson) and Teague, each of whom is an Independent Trustee.  The Nominating and Governance Committee will consider nominees recommended by shareholders.  Recommendations should be submitted to the Committee in care of the Trust’s Secretary. The Nominating and Governance Committee met two times during the fiscal year ended December 31, 2012.

Trustee Ownership of Fund Shares

            The following table shows the dollar range of shares beneficially owned by each Trustee in the Trust as of December 31, 2012:

INTERESTED TRUSTEES

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Funds in the Trust Overseen by Trustee
John A. DeTore	All Westcore Funds: None

INDEPENDENT TRUSTEES

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Funds in the Trust Overseen by Trustee
Mary K. Anstine

Westcore MIDCO Growth Fund

    $10,001 – 50,000

Westcore Small-Cap Opportunity Fund

    $10,001 – 50,000

Westcore Plus Bond Fund

    $10,001 – 50,000

Westcore Colorado Tax-Exempt Fund

    Over $100,000

All other Funds:  None

Over $100,000
Rick A. Pederson

Westcore MIDCO Growth Fund

    $50,001 - 100,000

Westcore International Small-Cap Fund

    $10,001 - 50,000

Westcore Micro-Cap Opportunity Fund

    $10,001 - 50,000

Westcore Plus Bond Fund

    $10,001 - 50,000

All other Funds:  None

Over $100,000
James A. Smith	Westcore Growth Fund $10,001 - 50,000 Westcore Select Fund $10,001 – 50,000 Westcore Blue Chip Fund $10,001 - 50,000 Westcore Mid-Cap Value Fund $10,001 - 50,000 All other Funds: None	$50,001 – 100,000

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Funds in the Trust Overseen by Trustee
Douglas M. Sparks

Westcore MIDCO Growth Fund

    $1 - $10,000

Westcore Growth Fund

    $1 - $10,000

Westcore Select Fund

    $10,001 - 50,000

Westcore Micro-Cap Opportunity Fund

    $1 - $10,000

Westcore Small-Cap Opportunity Fund

    $1 - $10,000

Westcore Small-Cap Value Fund

    $1 - $10,000

Westcore International Small Cap Fund

    $10,001 - 50,000

All other Funds:  None

$50,001 – 100,000
Janice Teague

Westcore MIDCO Growth Fund

    $10,001 – 50,000

Westcore Growth Fund

    $10,001 - 50,000

Westcore Select Fund

    $10,000 – 50,000

Westcore Blue Chip Fund

    $10,001 - 50,000

Westcore Mid-Cap Value Fund

    $10,001 - 50,000

Westcore Micro-Cap Opportunity Fund

    $10,001 - 50,000

Westcore Small-Cap Opportunity Fund

    $10,001 - 50,000

Westcore Small-Cap Value Fund

    $10,001 - 50,000

Westcore International Small Cap Fund

    $10,001 - 50,000

Westcore Flexible Income Fund

    $1 – 10,000

Westcore Plus Bond Fund

    $10,001 - 50,000

All other Funds:  None

Over $100,000

            As of March 31, 2013, the Trustees and officers of the Trust, as a group, owned [     ]% of the net assets of the [                                 ].

            The Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of the following classes of shares:

Westcore Growth Fund retail class and institutional class
Westcore MIDCO Growth Fund retail class
Westcore Select Fund retail class
Westcore Blue Chip Fund institutional class
Westcore Mid-Cap Value Fund retail
Westcore Small-Cap Opportunity Fund retail and institutional class
Westcore Small-Cap Value Fund retail and institutional class
Westcore International Small-Cap Fund retail class
Westcore Flexible Income Fund retail class
Westcore Plus Bond Fund retail and institutional class
Westcore Colorado Tax-Exempt Fund retail class

Also, as of December 31, 2012, none of the Independent Trustees owns shares or has an equity interest in the Adviser or ALPS Distributors, Inc., the Funds’ principal underwriter or any affiliate thereof.

Each Trustee receives an annual fee of $24,000 plus $2,500 for each Board meeting attended and $1,000 for each Committee meeting attended.  Each Trustee is reimbursed for expenses incurred in attending meetings.  The Chairman of the Board is entitled to receive an additional $4,000 per annum for services in such capacity, and the Chairman of the Audit and Investment Review Committee are each entitled to receive an additional $500 for each Committee meeting attended.  In the event a formal special meeting is necessary which is held by telephone, the meeting fee is reduced to $500 per Trustee.  Effective October 1, 2004, the Trustees appointed a Chief Compliance Officer who is also the Treasurer of the Trust and an employee of the Adviser.  The Trustees annually determine the portion of his compensation attributable for services rendered as the Trust’s Chief Compliance Officer.  The following chart provides certain information about the Trustee and Chief Compliance Officer fees paid by the Trust for the fiscal year ended December 31, 2012:

Name of Person/ Position	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Aggregate Compensation from the Fund Complex*
Mary K. Anstine, Chairperson/Trustee
John A. DeTore, Trustee
Rick A. Pederson, Trustee
James A. Smith, Trustee
Douglas M. Sparks, Trustee
Janice M. Teague, Trustee
Jasper R. Frontz, Chief Compliance Officer

*The Fund Complex, at the close of its fiscal year, includes funds with a common investment adviser or sub-advisor which is an affiliated person.  There were fifteen funds in the Fund Complex:  the twelve Westcore Funds currently offered to the public, Dunham Small-Cap Value Fund, Columbia Variable Portfolio Partners Small-Cap Value Fund and Northern Trust Multi-Manager Small-Cap Fund, which are also advised by Denver Investments.

Each Trustee is entitled to participate in the Trust’s Deferred Compensation Plan (the “Plan”).  Under the Plan, a Trustee may elect to have his deferred fees treated as if they had been invested by the Trust at a money market fund rate of return or at a rate based on the performance of the Trust shares and the amount paid to the Trustees under the Plan will be determined based upon the performance of such investments.  Deferral of Trustees’ fees will not obligate the Trust to retain the services of any Trustee or obligate a portfolio to any level of compensation to the Trustee.  The Trust may invest in underlying securities without shareholder approval.

The Adviser, of which Mr. Anderson, President of the Trust, is both a member and Chairman and Mr. Frontz, Treasurer of the Trust, is Vice President and Director of Mutual Fund Administration, receives compensation as the investment advisor and co-administrator.  ALPS Fund Services, Inc. (“ALPS”), of which Mr. Moore and Mr. Buhler are employees, receives compensation as co-administrator, bookkeeping and pricing agent, and shareholder telephone servicing agent to the Trust and its affiliate, ADI, serves as distributor to the Trust.

Except for Mr. Frontz, no employee of ADI, ALPS or the Adviser receives any compensation from the Trust for acting as an officer or Trustee.

Shareholder and Trustee Liability

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust.  However, the Amended and Restated Declaration of Trust provides that shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust, and that every note, bond, contract, order or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder.  The Amended and Restated Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason.  The Amended and Restated Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon.  Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Amended and Restated Declaration of Trust further provides that all persons having any claim against the Trustees or the Trust shall look solely to the Trust property for payment; that no Trustee, officer or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the Trust property or the conduct of any business of the Trust; and that no Trustee shall be personally liable to any person for any action or failure to act except by reason of his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties as Trustee.  With the exception stated, the Amended and Restated Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expense reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been Trustee, and that the Trustees will indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification.

Investment Adviser

The Adviser serves as investment adviser to the Funds pursuant to Advisory Agreements.  In the Advisory Agreements, the Adviser has agreed to provide a continuous investment program for each Fund and to pay all expenses incurred by it in connection with its advisory activities, other than the cost of securities and other investments, including brokerage commissions and other transaction charges, if any, purchased or sold for the Funds.

The current Advisory Agreement for the Westcore Growth Fund, Westcore MIDCO Growth Fund, Westcore Select Fund, Westcore Blue Chip Fund, Westcore Mid-Cap Value Fund, Westcore Small-Cap Opportunity Fund, Westcore International Small-Cap Fund, Westcore Flexible Income Fund, Westcore Plus Bond Fund and Westcore Colorado Tax-Exempt Fund became effective on November 1, 2000.  The Advisory Agreement for the Westcore Plus Bond Fund and Westcore Colorado Tax-Exempt Fund was amended effective May 1, 2012 to reduce the advisory fee by 10 basis points.  The Advisory Agreement for the Westcore Small-Cap Value Fund became effective on December 13, 2004, and the Advisory Agreement for the Westcore Micro-Cap Opportunity Fund became effective on February 13, 2008.

The table below provides the management fee to be paid by the Funds, pursuant to the terms set forth in the advisory agreements discussed above:

Annual
Fund	Management Fee
Westcore Growth Fund	0.65%
Westcore MIDCO Growth Fund	0.65%
Westcore Select Fund	0.65%
Westcore Blue Chip Fund	0.65%
Westcore Mid-Cap Value Fund	0.75%
Westcore Small-Cap Opportunity Fund	1.00%
Westcore Small-Cap Value Fund	1.00%
Westcore Micro-Cap Opportunity Fund	1.00%
Westcore International Small-Cap Fund	1.20%
Westcore Flexible Income Fund	0.85%
Westcore Plus Bond Fund	0.35%
Westcore Colorado Tax-Exempt Fund	0.40%

Denver Investments has contractually agreed to waive a portion of its management fees and/or administration fees and/or reimburse additional Trust/Fund expenses so as to limit each of the affected Funds’ Retail Total Annual Fund Operating Expenses (“Total Annual Fund Operating Expense Limits”).  The Retail Class Total Annual Fund Operating Expenses Limits are reflected as computed in the Financial Highlights Table in the Prospectus. The Total Annual Fund Operating Expense Limits are in effect from April 30, 2013 until at least April 30, 2014.  Each of the affected Fund’s Retail Class Total Annual Operating Expense Limit is provided below:

Total Annual Retail Class Fund Operating

Fund	Expense Limit
Westcore Growth Fund	1.15%
Westcore MIDCO Growth Fund	1.15%
Westcore Select Fund	1.15%
Westcore Blue Chip Fund	1.15%
Westcore Mid-Cap Value Fund	1.25%
Westcore Small-Cap Opportunity Fund	1.30%
Westcore Small-Cap Value Fund	1.30%
Westcore Micro-Cap Opportunity Fund	1.30%
Westcore International Small-Cap Fund	1.50%
Westcore Flexible Income Fund	0.85%
Westcore Plus Bond Fund	0.55%
Westcore Colorado Tax-Exempt Fund	0.65%

In addition, Denver Investments has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses for the Institutional Class as applicable, in the same proportion as for the Retail Class waivers/reimbursements as well as reimburse the Institutional class-specific expenses until at least April 30, 2014.

The following table summarizes the advisory fees paid by the Funds and any advisory fee waivers for the last three fiscal periods:

Year Ended December 31, 2012

Fund Name	Gross Advisory Fees	Waiver of Fees	Reimbursement of Expenses	Net Advisory Fees
Westcore Growth Fund
Westcore MIDCO Growth Fund
Westcore Select Fund
Westcore Blue Chip Fund
Westcore Mid-Cap Value Fund
Westcore Small-Cap Opportunity Fund
Westcore Small-Cap Value Fund
Westcore Micro-Cap Opportunity Fund
Westcore International Small-Cap Fund
Westcore Flexible Income Fund
Westcore Plus Bond Fund
Westcore Colorado Tax-Exempt Fund

Year Ended December 31, 2011

Fund Name	Gross Advisory Fees	Waiver of Fees	Reimbursement of Expenses	Net Advisory Fees
Westcore Growth Fund	$568,636	$(34,048)	$--	$534,588
Westcore MIDCO Growth Fund	978,191	(19,474)	--	958,717
Westcore Select Fund	4,544,450	--	--	4,544,450
Westcore Blue Chip Fund	511,334	(115,645)	--	395,689
Westcore Mid-Cap Value Fund	339,057	(19,292)	--	319,765
Westcore Small-Cap Opportunity Fund	513,012	(144,383)	--	368,629
Westcore Small-Cap Value Fund	3,351,934	(393,091)	--	2,958,843
Westcore Micro-Cap Opportunity Fund	17,208	(17,208)	(96,046)	--
Westcore International Small-Cap Fund	1,379,219	(225,878)	--	1,153,341
Westcore Flexible Income Fund	305,979	(86,850)	--	219,129
Westcore Plus Bond Fund	6,971,379	(4,129,235)	--	2,842,144
Westcore Colorado Tax-Exempt Fund	516,387	(257,458)	--	258,929

Year Ended December 31, 2010

Fund Name	Gross Advisory Fees	Waiver of Fees	Reimbursement of Expenses	Net Advisory Fees
Westcore Growth Fund	$713,902	$(35,236)	$--	$678,666
Westcore MIDCO Growth Fund	813,722	(18,439)	--	795,283
Westcore Select Fund	1,097,975	-	--	1,097,975
Westcore Blue Chip Fund	233,766	(31,612)	--	202,154
Westcore Mid-Cap Value Fund	356,121	(7,530)	--	348,591
Westcore Small-Cap Opportunity Fund	430,791	(123,762)	--	307,029
Westcore Small-Cap Value Fund	2,897,968	(273,477)	--	2,624,491
Westcore Micro-Cap Opportunity Fund	19,470	(19,470)	(87,389)	(87,389)

Fund Name	Gross Advisory Fees	Waiver of Fees	Reimbursement of Expenses	Net Advisory Fees
Westcore International Small-Cap Fund	489,579	(133,774)	--	355,805
Westcore Flexible Income Fund	322,860	(88,405)	--	234,455
Westcore Plus Bond Fund	7,147,588	(4,142,817)	--	3,004,771
Westcore Colorado Tax-Exempt Fund	589,787	(294,360)	--	295,427

The Adviser manages other investment management accounts in addition to the Fund.  Each account managed by the Adviser has its own investment objective and policies and is managed accordingly by a particular team of portfolio managers.  As a result, from time to time two or more accounts, even if managed by the same team, may pursue divergent investment strategies with respect to investments or categories of investments.

Each Advisory Agreement is effective for its first two years and thereafter will continue in effect from year to year so long as such continuance is approved annually by a majority of the Funds’ Trustees who are not parties to the Advisory Agreement or interested persons of any such party, and by either a majority of the outstanding voting shares or the Trustees of the Funds.  The Advisory Agreement (i) may be terminated without the payment of any penalty by the Fund or the Adviser on sixty days’ written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the outstanding voting securities of such Fund.

The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with its performance of services pursuant to the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of its duties and obligations under the Advisory Agreement.

The Adviser, as co-administrator, also provides administrative services to the Funds pursuant to an Administration Agreement and has agreed to pay all expenses incurred by it in connection with its administrative activities.

Distributor

ADI, an affiliate of ALPS (the “Distributor”), with principal offices at 1290 Broadway, Suite 1100, Denver, Colorado 80203, acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust.  Shares are sold on a continuous basis by ADI as agent of the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of Fund shares, although it is not obliged to sell any particular amount of shares.  ADI is not entitled to any compensation for its services as Distributor.  For the fiscal year ended December 31, 2012, December 31, 2011, and December 31, 2010 the Distributor received $0 in underwriting commissions with respect to all the investment portfolios offered by the Trust.

Administrators

Pursuant to an Administration Agreement, ALPS and Denver Investments serve as co-administrators to the Funds (the “Administrators”). As Administrators, they have agreed to:  assist in maintaining the Funds’ office; furnish the Funds with clerical and certain other services required by them; compile data for and prepare notices and semi-annual reports to the SEC; prepare any reports that are required by the securities, investment, tax or other laws and regulations of the United States; prepare filings with state securities commissions; coordinate federal and state tax returns; monitor each Fund’s expense accruals; monitor compliance with each Fund’s investment policies and limitations; and generally assist in each Fund’s operations.

The table below provides the administrative fee paid by the Funds, pursuant to the Administration Agreement up to April 30, 2012 discussed above:

Asset Level	Annual Administrative Fee
First $750 million in average daily net assets of the Trust	0.25%
Next $250 million in average daily net assets of the Trust	0.20%
Net assets greater than $1.0 billion in average daily net assets of the Trust	0.125%

The Annual Administration Fees are then allocated to each Fund based upon each Fund’s relative proportion of the Trust’s net assets.

In addition, through April 30, 2012, ALPS was entitled to an Institutional Class minimum administration fee.  The fee was charged directly to each Institutional Class based on the class’ assets in accordance with the schedule below.

Asset Level	Annual Minimum Fee
Assets between $0 and $9,999,999	$10,000
Assets between $10 million and $19,999,999	7,500
Assets between $20 million and $29,999,999	5,000
Assets between $30 million and $39,999,999	2,500
Assets greater than $40 million	No fee

Through April 30, 2012, ALPS was also entitled to a minimum administration fee for the Westcore Micro-Cap Opportunity Fund in accordance with the schedule below.

Asset Level	Annual Minimum Fee
Assets between $0 and $9,999,999	$10,000
Assets between $10 million and $19,999,999	7,500
Assets between $20 million and $29,999,999	5,000
Assets greater than $30 million	No fee

Effective May 1, 2012, ALPS has entered into an Administration, Bookkeeping and Pricing Services Agreement (the “ALPS Administration Agreement”) to maintain the financial accounts and records of the Funds and to compute the net asset value and certain other financial information of the Funds; to assist in the maintaining the Funds’ office; furnishing the Funds with clerical and certain other services required by the Funds; compile data for and prepare various notices; annual and semi-annual shareholder reports to the SEC; prepare other reports that may be required by applicable securities, investments, tax or other laws and regulations of the United Sates; prepare filings with state securities commissions; coordinate federal and state tax returns for the Funds; monitor each Fund’s expense accruals; monitor compliance with each Fund’s investment policies and limitations and generally assist in the each Fund’s operations. Under the ALPS Administration Agreement, ALPS is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds, except for a loss resulting from willful misfeasance, bad faith or negligence on the part of ALPS in the performance of its duties under the ALPS Administration Agreement.

The table below provides the fees to be paid by the Funds, pursuant to the ALPS Administration Agreement discussed above:

Asset Level	Annual Services Fee
First $3.5 billion in average daily net assets of the Trust	0.040%
Net assets greater than $3.5 billion in average daily net assets of the Trust	0.025%

Subsequent to the initial two year term of the ALPS Administrative Agreement discussed above, the fees to be paid by the Funds may be subject to an adjustment for inflation.

Also effective May 1, 2012, Denver Investments, has entered into an Administration Agreement (the “DI Administration Agreement”) to assist in the maintaining the Funds’ office; furnishing the Funds with clerical and certain other services required by the Funds; compile data for and prepare various notices; annual and semi-annual shareholder reports to the SEC; prepare other reports that may be required by applicable securities, investments, tax or other laws and regulations of the United Sates; prepare filings with state securities commissions; coordinate federal and state tax returns for the Funds; monitor each Fund’s expense accruals; monitor compliance with each Fund’s investment policies and limitations and generally assist in the each Fund’s operations.

The table below provides the fees to be paid by the Funds, pursuant to the DI Administration Agreement discussed above:

Asset Level	Annual Administrative Fee
First $3.5 billion in average daily net assets of the Trust	0.10%
Net assets greater than $3.5 billion in average daily net assets of the Trust	0.05%

The following information summarizes the actual administration fees paid by the Funds and any administration fees waived, pursuant to the fee waiver agreements as discussed earlier, for the last three years.

Fiscal Year Ended December 31, 2012

Fund Name	Gross Administration Fees	Waiver of Fees	Net Administrative Fees
Westcore Growth Fund
Westcore MIDCO Growth Fund
Westcore Select Fund
Westcore Blue Chip Fund
Westcore Mid-Cap Value Fund
Westcore Small-Cap Opportunity Fund
Westcore Small-Cap Value Fund
Westcore Micro-Cap Opportunity Fund
Westcore International Small-Cap Fund
Westcore Flexible Income Fund
Westcore Plus Bond Fund
Westcore Colorado Tax-Exempt Fund

Fiscal Year Ended December 31, 2011

Fund Name	Gross Administration Fees	Waiver of Fees	Net Administrative Fees
Westcore Growth Fund	$149,484	$--	$149,484
Westcore MIDCO Growth Fund	240,704	--	240,704
Westcore Select Fund	1,111,762	--	1,111,762
Westcore Blue Chip Fund	133,663	(3,250)	130,413
Westcore Mid-Cap Value Fund	72,015	(693)	71,322
Westcore Small-Cap Opportunity Fund	91,714	(2,956)	88,758
Westcore Small-Cap Value Fund	533,976	(7,320)	526,656
Westcore Micro-Cap Opportunity Fund	12,740	(3,249)	9,491
Westcore International Small-Cap Fund	182,876	(5,470)	177,406
Westcore Flexible Income Fund	118,358	(2,822)	115,536
Westcore Plus Bond Fund	2,468,689	(198,748)	2,269,941
Westcore Colorado Tax-Exempt Fund	164,599	(13,457)	151,142

Fiscal Year Ended December 31, 2010

Fund Name	Gross Administration Fees	Waiver of Fees	Net Administrative Fees
Westcore Growth Fund	$194,459	$--	$194,459
Westcore MIDCO Growth Fund	212,412	--	212,412
Westcore Select Fund	280,962	--	280,962
Westcore Blue Chip Fund	66,216	(880)	65,336
Westcore Mid-Cap Value Fund	79,737	(309)	79,428
Westcore Small-Cap Opportunity Fund	82,122	(2,713)	79,409
Westcore Small-Cap Value Fund	485,444	(6,141)	479,303
Westcore Micro-Cap Opportunity Fund	13,268	(3,329)	9,939
Westcore International Small-Cap Fund	68,198	(3,558)	64,640
Westcore Flexible Income Fund	130,455	(3,347)	127,108
Westcore Plus Bond Fund	2,663,616	(229,301)	2,434,315
Westcore Colorado Tax-Exempt Fund	197,778	(16,503)	181,275

Each Fund has agreed to reimburse the Adviser for a portion of the payments it makes to certain Service Organizations for providing recordkeeping and sub-accounting services to persons who own Fund Retail Class shares through omnibus accounts (“Omnibus Accounts”).  The amount reimbursed by the Trust is intended to not exceed the estimated cost that would be incurred by the Fund if the shares held in the Omnibus Accounts were serviced directly by the Fund’s transfer agent.

To determine the Periodic Reimbursement Amount, the Fund’s effective cost for servicing shares directly by the Fund’s transfer agent is calculated on a periodic basis but no later than quarterly as follows (“Effective Rate”):

Fund Retail Class Transfer Agency Costs divided by Fund Retail Class Assets serviced directly by the Fund’s Transfer Agent.

This Effective Rate is then multiplied by the Retail Class assets in the Omnibus Accounts as of the most recent practical date (typically quarter end) to calculate the Periodic Reimbursement Amount.

The Periodic Reimbursement Amount is then accrued on a daily basis as an expense to the Fund until the next Periodic Reimbursement calculation is made.  For the period January 1, 2012 through December 31, 2012, the Trust reimbursed Denver Investments $.

CUSTODIAN, TRANSFER AGENT, AND BOOKKEEPING AND PRICING AGENT

The Bank of New York Mellon Corporation (the “Custodian”), with principal offices at One Wall Street, New York, New York 10286, serves as custodian of the assets of each of the Funds pursuant to a custody agreement (the “Custody Agreement”).  Under the Custody Agreement, the Custodian has agreed to hold the Funds’ assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Fund.  The Custodian may, at its own expense, open and maintain a custody account or accounts on behalf of any Fund with other banks or trust companies, provided that the Custodian shall remain liable for the performance of all of its duties under the Custody Agreement notwithstanding any delegation.

ALPS, pursuant to a Transfer Agency Agreement, serves as Transfer Agent for each of the Funds.  As Transfer Agent, ALPS has, among other things, agreed to: (a) issue and redeem shares of the Funds; (b) make dividend and other distributions to shareholders of the Funds; (c) effect transfers of shares; (d) mail communications to shareholders of the Funds, including account statements, confirmations, and dividend and distribution notices; (e) facilitates the electronic delivery of shareholder statements and reports; and (f) maintain shareholder accounts.  Under the Transfer Agency Agreement, ALPS receives from the Trust an annual minimum fee per Fund, a fee based upon each shareholder account and is reimbursed for out-of-pocket expenses.

PORTFOLIO MANAGERS

As of December 31, 2012, the following tables summarize the other investment activities of each portfolio manager, as organized around the Adviser’s investment teams.

GROWTH TEAM
	Moscatelli	Juran

Registered Inv Companies
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Other Pooled Accts
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Other Accts
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Grand Totals
Assets
# of Accounts

*Total Accounts for the Growth Team includes accounts within separately managed account (SMA) wrap or discretionary model accounts which Denver Investments serves as portfolio manager.

Please note that the Performance Based Assets and # of Accounts are a subset of the total amounts presented for that type of account.

MIDCO TEAM

	Begun	Bliss	Loehr	Reed	Fitzsimons

Registered Inv Companies
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Other Pooled Accts
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Other Accts
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Grand Totals
Assets
# of Accounts

*Total Accounts for the MIDCO Team includes  accounts within separately managed account (SMA) wrap or discretionary model accounts which Denver Investments serves as portfolio manager.

Please note that the Performance Based Assets and # of Accounts are a subset of the total amounts presented for that type of account

INTERNATIONAL TEAM
	Fenley	Duhon

Registered Inv Companies
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Other Pooled Accts
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Other Accts
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Grand Totals
Assets
# of Accounts

Please note that the Performance Based Assets and # of Accounts are a subset of the total amounts presented for that type of account.

VALUE TEAM
	Herrick	Adelmann	Anguilm	Dayton	Ramirez	Kuppinger	Tesseo

Registered Inv Companies
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Other Pooled Accts
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Other Accts
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Grand Totals
Assets
# of Accounts

* Total Accounts for Herrick, Adelmann, Anguilm, Dayton and Ramirez includes accounts within separately managed account (SMA) wrap programs which Denver Investments serves as portfolio manager.

Please note that the Performance Based Assets and # of Accounts are a subset of the total amounts presented for that type of account.

FIXED-INCOME TEAM

	McKissick	Stevens	Harris	Snyder	Johnson

Registered Inv Companies
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Other Pooled Accts
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Other Accts
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Grand Totals
Assets
# of Accounts

(1)  Includes one or more accounts where the portfolio manager has dedicated day-to-day management responsibility with respect to only a portion of a “balanced” investment strategy account.  The dollar value of the assets disclosed here reflects the entire dollar value of each such account.

Please note that the Performance Based Assets and # of Accounts are a subset of the total amounts presented for that type of account.

Description of Material Conflicts of Interest

The Adviser has adopted policies and procedures that address potential conflicts of interest that may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account, such as conflicts relating to the allocation of limited investment opportunities, the order of executing transactions when the aggregation of the order is not possible, personal investing activities, structure of portfolio manager compensation, conflicting investment strategies and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, the Adviser believes that its policies and procedures and associated controls relating to potential material conflicts of interest involving the Funds and its other managed funds and accounts have been reasonably designed.

Westcore Funds Portfolio Manager Compensation Structure Disclosure

The Adviser is a limited liability company with “members” or “partners” as the owners of the firm. The compensation structure for partners versus employees differs such that a separate description of portfolio managers’ compensation is required for those portfolio managers who are partners and those who are not partners.

As a portfolio manager and partner of the Adviser, the primary compensation comes from a base salary and a predetermined percentage of distributed profit. Additionally, the management committee of the Adviser may award an incentive compensation bonus to partners who significantly exceed expectations over an extended period. The criteria for the incentive compensation pool, include the following factors: investment performance, growth of assets, profitability, and intangibles.  There is a composite of similarly managed accounts for each investment style at the Adviser, and each Fund is included in the appropriate composite. The investment performance criteria emphasizes pre-tax long-term (3-5 years when available) results of the composites compared against the appropriate benchmark index, which for the Fund would be the benchmark index disclosed in the Fund’s prospectus. The Adviser may also consider other peer group data in the comparison, as considered appropriate.

Non-partner portfolio manager compensation consists of a base salary, discretionary firm profit sharing and predetermined potential bonus.  A portion of the bonus is determined by the overall pre-tax performance of the investment management accounts managed by the non-partner portfolio manager (including the Fund) in comparison to the applicable benchmark index and peer group data in the same manner as described above for partners.  The remaining portion of the bonus is subjective, based primarily on the portfolio manager’s contributions to the investment process, stock selection and teamwork.

Both partner and non-partner portfolio managers can also participate in the Adviser’s defined contribution retirement plan, which includes normal matching provisions and a discretionary contribution in accordance with applicable tax regulations.

Ownership of Securities.  The table below identifies ownership in the Westcore Funds by each portfolio manager as of December 31, 2012:

Portfolio Manager	Fund	Ownership Range
Adam Bliss	Westcore MIDCO Growth Fund	$10,000 - $50,000
	Westcore Select Fund	$50,000 - $100,000

Brian Fitzsimons	Westcore MIDCO Growth Fund	$10,000 - $50,000
	Westcore Select Fund	$10,000 - $50,000

Craig Juran	Westcore Growth Fund	$100,000 - $500,000

Derek Anguilm	Westcore Blue Chip Fund	$100,000 - $500,000
	Westcore Mid-Cap Value Fund	$10,000 - $50,000
	Westcore Small-Cap Opportunity Fund	$10,000 - $50,000
	Westcore Small-Cap Value Fund	$100,000 - $500,000

Jeff Loehr	Westcore MIDCO Growth Fund	$100,000 - $500,000
	Westcore Select Fund	$100,000 - $500,000

Jeremy Duhon	Westcore International Small-Cap Fund	$100,000 - $500,000

John Fenley	Westcore International Small-Cap Fund	$500,000 - $1,000,000

Jon Tesseo	Westcore Micro-Cap Opportunity Fund	$10,000 - $50,000

Ken Harris	Westcore Colorado Tax-Exempt Fund	$100,000 - $500,000

Kris Herrick	Westcore Blue Chip Fund	$50,000 - $100,000
	Westcore Mid-Cap Value Fund	$100,000 - $500,000
	Westcore Small-Cap Opportunity Fund	$50,000 - $100,000
	Westcore Small-Cap Value Fund	$100,000 - $500,000
	Westcore Micro-Cap Opportunity Fund	$50,000 - $100,000

Lisa Ramirez	Westcore Blue Chip Fund	$50,000 - $100,000
	Westcore Mid-Cap Value Fund	$50,000 - $100,000
	Westcore Small-Cap Opportunity Fund	$50,000 - $100,000
	Westcore Small-Cap Value Fund	$100,000 - $500,000

Lisa Snyder	Westcore Plus Bond Fund	$10,000 - $50,000

Mark Adelmann	Westcore Blue Chip Fund	$100,000 - $500,000
	Westcore Mid-Cap Value Fund	$10,000 - $50,000
	Westcore Small-Cap Opportunity Fund	$10,000 - $50,000
	Westcore Small-Cap Value Fund	$100,000 - $500,000

Mark McKissick	Westcore Plus Bond Fund	$100,000 - $500,000
	Westcore Flexible Income Fund	$100,000 - $500,000

Mitch Begun	Westcore MIDCO Growth Fund	$100,000 - $500,000
	Westcore Select Fund	$100,000 - $500,000

Paul Kuppinger	Westcore Micro-Cap Opportunity Fund	$100,000 - $500,000

Ross Moscatelli	Westcore Growth Fund	$500,000 - $1,000,000

Tom Stevens	Westcore Colorado Tax-Exempt Fund	$100,000 - $500,000

Troy Dayton	Westcore Blue Chip Fund	$50,000 - $100,000
	Westcore Mid-Cap Value Fund	$50,000 - $100,000
	Westcore Small-Cap Opportunity Fund	$50,000 - $100,000
	Westcore Small-Cap Value Fund	$100,000 - $500,000

Troy Johnson	Westcore Flexible Income Fund	$100,000 - $500,000

Wiley Reed	Westcore MIDCO Growth Fund	$100,000 - $500,000
	Westcore Select Fund	$100,000 - $500,000

EXPENSES

Operating expenses borne by the Funds include taxes, interest, fees and expenses of its Trustees and officers, SEC fees, state securities qualification fees, advisory fees, administrative fees, charges of the Funds’ custodian, shareholder services agent and accounting services agent, certain insurance premiums, outside auditing and legal expenses, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, costs of shareholder reports and meetings and any extraordinary expenses.  The Funds also pay for brokerage fees, commissions and other transaction charges (if any) in connection with the purchase and sale of portfolio securities.

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

It is the Westcore Funds’ policy to publicly disclose portfolio holding information of all holdings on a monthly basis on the Funds’ website at www.westcore.com so that all investors and prospective investors have equal access to current information at the same time.  Generally the information will be posted on the Funds’ website on or around the 15th of each month and the Funds are allowed to disclose their top 10 portfolio holdings as frequently as monthly and from time to time before the complete holdings are disclosed, provided that such information is first made publicly available via the Funds’ website.  Portfolio holdings information is disclosed to the Funds’ service providers or its agents in order to carry out the Funds’ operations.  Each of the Funds’ service providers or its agents is required to keep such information confidential by agreement or by general professional fiduciary duty.  The identity of such entities is provided below:

Recipient Name	Frequency of Holdings Disclosure	Lag of Information Provided	Date of Information	Date Provided to Recipients
Cabot Research, LLC (Portfolio Analysis utilized by Adviser)	Daily	None	Daily	Daily
CapitalIQ (Market Data provider utilized by Adviser)	Daily	None	Daily	Daily
Bloomberg (Market Data provider utilized by Adviser)	Daily	None	Daily	Daily
Denver Investments (Investment Adviser and Co-Administrator)	Daily	None	Daily	Daily
SunGard Portfolio Solutions, Inc. (Accounting Systems Software utilized by Adviser)	Daily	None	Daily	Daily
Eze Castle Software, Inc. (Trade Order Management System and Compliance Monitoring System provider utilized by Adviser)	Daily	None	Daily	Daily
Factset Research Systems, Inc. (Market Data provider utilized by Adviser)	Daily	None	Daily	Daily
ISS, a division of MSCI, Inc. (Proxy Voting provider utilized by Adviser and Funds)	Daily	None	Daily	Daily
Financial Tracking Technologies LLC (Compliance Monitoring System utilized by Adviser)	Daily	None	Daily	Daily
Compliance11 (Compliance Monitoring System utilized by Adviser)	Daily	None	Daily	Daily

ALPS Fund Services, Inc. (Co-Administrator, Bookkeeping and Pricing Agent)	Daily	None	Daily	Daily
Interactive Data Pricing and Reference Data, Inc. (Pricing provider utilized by Administrator)	Daily	None	Daily	Daily
The Bank of New York Mellon Corporation (Custodian)	Daily	None	Daily	Daily
Electra Information Systems, Inc. (Asset Reconciliation provider utilized by Administrator)	Daily	None	Daily	Daily
Lipper, Inc.	Monthly	No greater than 10 days	Month-end	On or before the 10th day of each month
Global Investment Systems L.P. (Mutual Fund Accounting Systems Software utilized by ALPS)	As needed	None	Daily	As needed
Deloitte & Touche LLP (Independent Public Accounting Firm)	As needed	None	As needed	As needed
Davis Graham & Stubbs LLP (Counsel to the Funds and Independent Trustees)	As needed	None	As needed	As needed

In addition to the categories of persons and names of persons described above who may receive nonpublic information, brokers executing portfolio trades on behalf of the Funds may receive nonpublic holdings information in connection with such trades.

The Adviser manages accounts in addition to the Westcore Funds as previously disclosed in the section titled “Portfolio Managers.” The Adviser has also contracted to provide certain institutional style model portfolios to third parties for a management fee. Although separate from the Funds, these accounts and model portfolios may be managed in an investment style similar to certain Westcore Funds and thus may have similar portfolio holdings, which are accessible by authorized individuals earlier than the Fund’s holdings disclosure policy.

Neither the Funds nor its Adviser shall receive any compensation or other consideration in connection with the disclosure of information about portfolio securities. Only the Funds’ President and Treasurer may authorize the disclosure of information about portfolio securities that deviates from the policy described above which will be disclosed to the Board at its next regularly scheduled meeting.  The Adviser has concluded that this policy does not present conflicts between the best interests of Westcore shareholders and the Adviser. This policy is subject to annual review by the Board.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

            [                        ], with principal offices at [        ], serves as Independent Registered Public Accounting Firm for the Funds.  The Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2012 has been filed with the SEC.  The Financial Statements and Independent Registered Public Accounting Firm’s Report in such Annual Report are incorporated by reference into this SAI.  The Financial Statements and Independent Registered Public Accounting Firm’s Report thereon, in such Annual Reports have been incorporated herein by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

COUNSEL

            Davis Graham & Stubbs LLP, 1550 Seventeenth Street, Suite 500, Denver, Colorado 80202, serves as counsel to the Trust and will pass upon certain legal matters relating to the Funds.

CODES OF ETHICS

            The Trust, the Adviser and ADI have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Funds, for their own accounts.  The codes of ethics are on public file with, and available from, the Securities and Exchange Commission’s Public Reference Room in Washington, D.C.

            As indicated in the Prospectus, the Adviser permits investment and other personnel to purchase and sell securities for their own accounts, including securities that may be held by the Funds, in accordance with the Adviser’s policy regarding personal investing by members, officers and employees of the Adviser. The Adviser policy requires all members, officers and employees to pre-clear all transactions in securities not otherwise exempt under the policy.  In addition to pre-clearance, the policy subjects members, officers and employees of the Adviser to various trading restrictions and reporting obligations.  All reportable transactions are reviewed for compliance with the Adviser’s policy.  The provisions of the policy are administered by and subject to exceptions authorized by the Adviser.

PROXY VOTING POLICIES AND PROCEDURES

            The Board has adopted the Adviser’s proxy voting policies and procedures, which sets forth the guidelines to be utilized by the Adviser in voting proxies for the Funds.  To execute this responsibility, the Adviser relies heavily on its subscription to ISS, a division of MSCI, Inc.  A summary of the Adviser’s proxy voting policy and procedures is attached hereto as Appendix B and is incorporated herein by reference.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge at www.westcore.com and on the SEC Internet site at www.sec.gov.

ADDITIONAL INFORMATION ON PERFORMANCE CALCULATIONS

            From time to time, the yields, tax-equivalent yields, effective yields and the total return (before taxes) of a Fund may be quoted in newsletters, advertisements and other publications that may include comparisons of a Fund’s performance with the performance of various indices and investments for which reliable performance data are available and to averages, performance rankings or other information compiled by recognized mutual fund statistical services.  Performance information is generally available by calling ALPS at 800.392.CORE (2673).

Any fees charged by your Service Organization directly to your account in connection with an investment in a Fund will not be included in the Fund’s calculations of yield and/or total return.

Performance quotations of a Fund represent its past performance, and you should not consider them representative of future results.  The investment return and principal value of an investment in a Fund will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  Because performance will fluctuate, you cannot necessarily compare an investment in Fund shares with bank deposits, savings accounts and similar investment alternatives that often provide an agreed or guaranteed fixed yield for a stated period of time.

Yield Calculations – Westcore Bond Funds

The funds yield shows the rate of income a Fund earns on its investments as a percentage of its share price.  It represents the amount you would earn if you remained invested in a Fund for a year and the Fund continued to have the same yield for the year.  Yield does not include changes in NAV.  Each yield is calculated by dividing the net investment income per share (as described below) earned by a Fund during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference.  A Fund’s net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements.  This calculation can be expressed as follows:

Where:	a =	dividends and interest earned during the period.

	b =	expenses accrued for the period (net of reimbursements).

	c =	the average daily number of shares outstanding during the period that were entitled to receive dividends.

	d =	net asset value per share on the last day of the period.

For the purpose of determining net investment income earned during the period (variable “a” in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund.  Interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund.  For purposes of this calculation, it is assumed that each month contains 30 days.  The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.  With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium.  The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity.  In the case of tax-exempt obligations that are issued with original issue discount but that have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation.  On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but that have discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

With respect to mortgage or other receivables-backed obligations that are expected to be subject to monthly payments of principal and interest (“pay downs”), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) a Fund may elect either (i) to amortize the discount and premium or the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available, or (ii) not to amortize discount or premium on the remaining security.

Undeclared earned income will be subtracted from the net asset value per share (variable “d” in the formula).  Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

Based on the foregoing calculations, the yields of the Funds for the 30-day period ended December 31, 2012 were as follows:

Fund	30-Day Yield (with fee waivers)	30-Day Yield (without fee waivers)

Westcore Flexible Income Fund– Retail Class
Westcore Flexible Income Fund – Institutional Class
Westcore Plus Bond Fund – Retail Class
Westcore Plus Bond Fund – Institutional Class
Westcore Colorado Tax-Exempt Fund

“Tax-Equivalent” Yield Calculations – Westcore Colorado Tax-Exempt Fund

The Fund’s “tax-equivalent” yield shows the level of the taxable yield needed to produce an after-tax yield equivalent to the Fund’s tax-free yield.  The Fund’s tax-equivalent yield will always be higher than its yield.  It is calculated by:  (a) dividing the portion of the Fund’s yield that is exempt from both federal and Colorado state income taxes by one minus a stated combined federal and state income tax rate; (b) dividing the portion of the Fund’s yield that is exempt from federal income tax only by one minus a stated federal income tax rate, and (c) adding the figures resulting from (a) and (b) above to that portion, if any, of the Fund’s yield that is not exempt from federal income tax.

Based on the foregoing calculations, the yield and tax-equivalent yield of the Fund for the 30-day period ended December 31, 2012 (after fee waivers) were % and %, respectively, and before fee waivers were % and %, respectively.

Tax-Equivalent Yield is based upon the effective combined state and federal tax rate assumptions of 38.01% (assuming a 35.00% federal tax rate and a 4.63% Colorado tax rate and assuming the Colorado tax is deductible for calculating federal income tax liability) for the Westcore Colorado Tax-Exempt Fund.

Total Return Calculations

The average annual total return (before taxes) represents the average annual percentage change in the value of an investment in a Fund over a specified measuring period.  Average annual returns for more than one year tend to smooth out variations in a Fund’s return and are not the same as actual annual results.  Each Fund computes its average annual total return (before taxes) by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment.  This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result.  This calculation can be expressed as follows:

Where:	ERV=	ending redeemable value at the end of the period covered by computation of a hypothetical $1,000 payment made at the beginning of the period.

	P=	hypothetical initial payment of $1,000.

	N=	period covered by the computation, expressed in terms of years.

The aggregate total return reflects income and capital appreciation/depreciation and establishes a total percentage change in the value of an investment in a Fund over a specified measuring period.  It is computed by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment.  The formula for calculating aggregate total return is as follows:

The calculations of average annual total return (before taxes) and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and includes all recurring fees charged by the Trust to all shareholder accounts.  The ending redeemable value (variable “ERV” in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

Based on the foregoing calculations, the average annual total return (before taxes) after fee waivers for the year ended, the five and ten year periods ended December 31, 2012 and for the periods since commencement of the Funds’ respective operations were as follows:

Fund	One Year Ended December 31, 2012	Since Inception Institutional Class Only To December 31, 2012(9)	Five Years Ended December 31, 2012	Ten Years Ended December 31, 2012	Since Inception Retail Class Only To December 31, 2012
Westcore Growth Fund – Retail Class(2)
Westcore Growth Fund – Institutional Class
Westcore MIDCO Growth Fund – Retail Class(1)
Westcore MIDCO Growth Fund – Institutional Class
Westcore Select Fund – Retail Class(6)
Westcore Blue Chip Fund – Retail Class(2)
Westcore Blue Chip Fund – Institutional Class
Westcore Mid-Cap Value Fund – Retail Class(5)
Westcore Small-Cap Opportunity Fund – Retail Class(4)
Westcore Small-Cap Opportunity Fund – Institutional Class
Westcore Small-Cap Value Fund – Retail Class(8)
Westcore Small-Cap Value Fund – Institutional Class
Westcore Micro-Cap Opportunity Fund – Retail Class(10)
Westcore International Small-Cap Fund – Retail Class(7)
Westcore Flexible Income Fund – Retail Class(2)
Westcore Flexible Income Fund – Institutional Class
Westcore Plus Bond Fund – Retail Class(2)

Westcore Plus Bond Fund – Institutional Class
Westcore Colorado Tax-Exempt Fund – Retail Class(3)

(1)	Commenced Operations on August 1, 1986.
(2)	Commenced Operations on June 1, 1988.
(3)	Commenced Operations on June 1, 1991.
(4)	Commenced Operations on December 28, 1993.
(5)	Commenced Operations on October 1, 1998.
(6)	Commenced Operations on October 1, 1999.
(7)	Commenced Operations on December 15, 1999.
(8)	Commenced Operations on December 13, 2004.
(9)	Commenced Operations on September 28, 2007.
(10)	Commenced Operations on June 23, 2008.

The “average annual total return (after taxes on distributions)” and “average annual total return (after taxes on distributions and redemptions)” for each Fund are included in the Prospectus.

Average annual total return (after taxes on distributions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) that would produce that amount, assuming a redemption at the end of the period.  This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences.  This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period.  In calculating the impact of federal income taxes due on distributions, the federal income taxes rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions).  The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date.  These tax rates may vary over the measurement period.  The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law.  The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax, and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

Average annual total return (after taxes on distributions and redemptions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) that would produce that amount, assuming a redemption at the end of the period.  This calculation assumes a complete redemption of the investment.  This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period.  In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions).  The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date.  These tax rates may vary over the measurement period.  The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.  The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax, and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).  In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds.  The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation.  The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).  When the return after taxes on distributions and redemption of shares is higher than returns after taxes on distributions, it is because of realized losses.  If realized losses occur upon the sale of shares, capital loss is recorded as a tax benefit which increases returns.

The Funds may also from time to time include in advertisements, sales literature, communications to shareholders and other materials (collectively, “Materials”) a total return figure that more accurately compares a Fund’s performance with other measures of investment return.  For example, in comparing a Fund’s total return with data published by Lipper, Inc., or Morningstar, Inc., or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the Materials by assuming the investment of $10,000 in shares of a Fund and assuming the reinvestment of all dividends and distributions.  Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

The Funds may also from time to time include discussions or illustrations of the effects of compounding in Materials.  “Compounding” refers to the fact that, if dividends or other distributions on an investment in a Fund are paid in the form of additional shares of the Fund, any future income or capital appreciation of the Fund would increase the value, not only of the original investment, but also of the additional shares received through reinvestment.  As a result, the value of the investment in the Fund would increase more quickly than if dividends or other distributions had been paid in cash.

In addition, the Funds may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities.  From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund.  The materials may also refer to or describe the types of clients the Adviser advises, and describe the Adviser’s method of operation, internal work environment, procedure and philosophy.  The Funds may also include in Materials charts, graphs or drawings that compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of a Fund and/or other mutual funds.  Materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments.  Such Materials may include symbols, headlines or other material that highlight or summarize the information discussed in more detail therein.  From time to time, the materials may include contests or promotions that may include the award of Fund shares as prizes, and a waiver of certain minimum amount requirements to open an account.

MISCELLANEOUS

As used in this SAI, a “majority of the outstanding shares” of a Fund or a class of shares means, with respect to the approval of an investment advisory agreement, a distribution plan or as a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the particular Fund or class represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund or class are present in person or by proxy, or (2) more than 50% of the outstanding shares of such Fund or class.

As of March 31, 2013 the following shareholders owned 5% or more of the outstanding shares of the Funds.  In addition, any shareholder listed below owning 25% or more of the outstanding shares of a Fund may, for certain purposes, be deemed to control that Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

WESTCORE GROWTH FUND-Retail Class

Name and Address of Shareholder	% of Fund Held	Share Balance	Asset Balance	Type of Ownership

WESTCORE GROWTH FUND-Institutional Class

Name and Address of Shareholder	% of Fund Held	Share Balance	Asset Balance	Type of Ownership

WESTCORE MIDCO GROWTH FUND-Retail Class

Name and Address of Shareholder	% of Fund Held	Share Balance	Asset Balance	Type of Ownership

WESTCORE MIDCO GROWTH FUND-Institutional Class

Name and Address of Shareholder	% of Fund Held	Share Balance	Asset Balance	Type of Ownership

WESTCORE SELECT FUND

Name and Address of Shareholder	% of Fund Held	Share Balance	Asset Balance	Type of Ownership

WESTCORE BLUE CHIP FUND-Retail Class

Name and Address of Shareholder	% of Fund Held	Share Balance	Asset Balance	Type of Ownership

WESTCORE BLUE CHIP FUND-Institutional Class

Name and Address of Shareholder	% of Fund Held	Share Balance	Asset Balance	Type of Ownership

WESTCORE MID-CAP VALUE FUND

Name and Address of Shareholder	% of Fund Held	Share Balance	Asset Balance	Type of Ownership

WESTCORE SMALL-CAP OPPORTUNITY FUND-Retail Class

Name and Address of Shareholder	% of Fund Held	Share Balance	Asset Balance	Type of Ownership

WESTCORE SMALL-CAP OPPORTUNITY FUND-Institutional Class

Name and Address of Shareholder	% of Fund Held	Share Balance	Asset Balance	Type of Ownership

WESTCORE SMALL-CAP VALUE FUND-Retail class

Name and Address of Shareholder	% of Fund Held	Share Balance	Asset Balance	Type of Ownership

WESTCORE SMALL-CAP VALUE FUND-Institutional Class

Name and Address of Shareholder	% of Fund Held	Share Balance	Asset Balance	Type of Ownership

WESTCORE MICRO-CAP OPPORTUNITY FUND

Name and Address of Shareholder	% of Fund Held	Share Balance	Asset Balance	Type of Ownership

WESTCORE INTERNATIONAL SMALL-CAP FUND

Name and Address of Shareholder	% of Fund Held	Share Balance	Asset Balance	Type of Ownership

WESTCORE FLEXIBLE INCOME FUND-Retail Class

Name and Address of Shareholder	% of Fund Held	Share Balance	Asset Balance	Type of Ownership

WESTCORE FLEXIBLE INCOME FUND-Institutional Class

Name and Address of Shareholder	% of Fund Held	Share Balance	Asset Balance	Type of Ownership

WESTCORE PLUS BOND FUND-Retail Class

Name and Address of Shareholder	% of Fund Held	Share Balance	Asset Balance	Type of Ownership

WESTCORE PLUS BOND FUND-Institutional Class

Name and Address of Shareholder	% of Fund Held	Share Balance	Asset Balance	Type of Ownership

WESTCORE COLORADO TAX EXEMPT FUND

Name and Address of Shareholder	% of Fund Held	Share Balance	Asset Balance	Type of Ownership

All above-listed shares of Westcore Growth Fund, Westcore MIDCO Growth Fund, Westcore Select Fund, Westcore Blue Chip Fund, Westcore Mid-Cap Value Fund, Westcore Small-Cap Opportunity Fund, Westcore Small-Cap Value Fund, Westcore Micro-Cap Opportunity Fund, Westcore International Small-Cap Fund, Westcore Flexible Income Fund, Westcore Plus Bond Fund and Westcore Colorado Tax-Exempt Bond Fund, were owned of record by the owners named above, except to the Trust’s knowledge where also owned beneficially as indicated above.

Insofar as the Adviser of the Fund is aware, as of March 31, 2013, no person owned, beneficially or of record, more than 25% of the outstanding shares of the retail class of the following Funds, except for (1) [                                  ].

In the institutional class, no person owned, beneficially or of record, more than 25% of the outstanding shares of the following Funds, except for (1) [                                ].

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – Obligations have significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation.  However, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“C” – Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – Obligations are in payment default.  The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks – Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue.  Currency of repayment is a key factor in this analysis.  An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts.  These obligations have an original maturity not exceeding one year, unless explicitly noted.  The following summarizes the rating categories used by Moody’s for short-term obligations:

“Prime-1” – Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics:  leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” – Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

“Prime-3” – Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

“Not Prime” – Issuers do not fall within any of the Prime rating categories.

Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest credit quality.  This designation indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good credit quality.  This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” – Securities possess fair credit quality.  This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

“B” – Securities possess speculative credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

“C” – Securities possess high default risk.  Default is a real possibility.  This designation indicates a capacity for meeting financial commitments that is solely reliant upon a sustained, favorable business and economic environment.

“D” – Securities are in actual or imminent payment default.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest rated obligations only in small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – A subordinated debt obligation rated “C” is currently highly vulnerable to nonpayment.  The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

“D” – An obligation rated “D” is in payment default.  The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payment will be made during such grace period.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

-                              PLUS (+) OR MINUS (-) – The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Bonds are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa” – Bonds are judged to be of high quality by all standards.  Together with the “Aaa” group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the “Aaa” securities.

“A” – Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

“Baa” – Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba” – Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B” – Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa” – Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

“Ca” – Bonds represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

“C” – Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note:  Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be investment grade and of the highest credit quality.  These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be investment grade and of very high credit quality.  These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be investment grade and of high credit quality.  These ratings denote a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be investment grade and of good credit quality.  These ratings denote that there is currently a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

“BB” – Securities considered to be speculative.  These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

“B” – Securities considered to be highly speculative.  These ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” – Securities have high default risk.  Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.  “CC” ratings indicate that default of some kind appears probable, and “C” ratings signal imminent default.

“DDD,” “DD” and “D” – Securities are in default.  The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.  While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.  “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest.  “DD” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations.  Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process.  Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” long-term rating category or to categories below “CCC”.

Notes to Short-Term and Long-Term Credit Ratings

Standard & Poor’s

CreditWatch:  CreditWatch highlights the potential direction of a short- or long-term rating.  It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor’s analytical staff.  These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments.  Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating.  A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown.  CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch.  The “positive” designation means that a rating may be raised; “negative” means a rating may be lowered; and “developing” means that a rating may be raised, lowered or affirmed.

Rating Outlook:  A Standard & Poor’s Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term.  In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions.  An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

  Positive means that a rating may be raised.

  Negative means that a rating may be lowered.

  Stable means that a rating is not likely to change.

  Developing means a rating may be raised or lowered.

  N.M. means not meaningful.

Moody’s

Watchlist:  Watchlists list the names of credits whose ratings have a likelihood of changing.  These names are actively under review because of developing trends or events that, in Moody’s opinion, warrant a more extensive examination.  Inclusion on this Watchlist is made solely at the discretion of Moody’s Investors Service, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist.  In certain cases, names may be removed from this Watchlist without a change in rating.

Fitch

Withdrawn:  A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch:  Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change.  These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained.  Rating Watch is typically resolved over a relatively short period.

Rating Outlook:  A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period.  Outlooks may be positive, stable or negative.  A positive or negative Rating Outlook does not imply a rating change is inevitable.  Similarly, companies whose outlooks are “stable” could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action.  Occasionally, Fitch may be unable to identify the fundamental trend.  In these cases, the Rating Outlook may be described as evolving.

Municipal Note Ratings

A Standard & Poor’s note rating reflects the liquidity factors and market access risks unique to notes due in three years or less.  The following summarizes the ratings used by Standard & Poor’s for municipal notes:

“SP-1” – The issuers of these municipal notes exhibit a strong capacity to pay principal and interest.  Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” – The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade.  These ratings are designated Moody’s Investment Grade (“MIG”) and are divided into three levels – MIG 1 through MIG 3.  In the case of variable rate demand obligations, a two-component rating is assigned.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.  The short-term rating assigned to the demand feature is designated as VMIG.  MIG ratings expire at note maturity.  By contrast, VMIG ratings expirations will be a function of each issue’s specific structural or credit features.  The following summarizes the ratings by Moody’s for these short-term obligations:

“MIG-1”/”VMIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

“MIG-2”/”VMIG-2” – This designation denotes strong credit quality.  Margins of protection are ample although not as large as in the preceding group.

“MIG-3”/”VMIG-3” – This designation denotes acceptable credit quality.  Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

“SG” – This designation denotes speculative-grade credit quality.  Debt instruments in this category lack sufficient margins of protection.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation.  The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation.  Credit ratings may be changed, suspended or withdrawn.

Moody’s credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis.  Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested.  However, Fitch credit ratings are not recommendations to buy, sell or hold any security.  Ratings may be changed or withdrawn.

Appendix B

Summary of Denver Investments’ Proxy Voting Policy

Denver Investments, unless otherwise directed by our clients, will make reasonable attempts to research, vote and record all proxy ballots for the security positions we maintain on our clients’ behalf.  To execute this responsibility to the highest standard, Denver Investments relies heavily on its subscription to Institutional Shareholder Services (“ISS”).  ISS provides proxy research and recommendations, as well as automated voting and record keeping.  Although ISS offers other consulting services to companies for which it also makes proxy vote recommendations, we review ISS’ policies and certain reports regarding its internal controls a minimum of once per year and will only use ISS as long as we deem it independent.

Denver Investments follows ISS’ recommendations on most issues brought to a shareholder vote.

Subcategories within the guidelines include:

1)  Operational Items

2)  Board of Directors

3)  Proxy Contests

4)  Anti-takeover Defenses and Voting Related Issues

5)  Mergers and Corporate Restructurings

6)  State of Incorporation

7)  Capital Structure

8)  Executive and Director Compensation

9)  Corporate and Social Responsibility (CRS) Issues

10)  Mutual Fund Proxies

11)  Global Proxy Voting Matters

In the rare instance where our portfolio research or security analyst believes that any ISS recommendation would be to the detriment of our investment clients, we can and will override ISS’ recommendation through a manual vote.  The final authorization to override an ISS recommendation must be approved by a member of Denver Investments’ Management Committee other than the analyst. A written record supporting the decision to override the ISS recommendation will be maintained.

Generally, for stocks traded on foreign exchanges, Denver Investments will exercise its voting authority. However, if we feel that by voting, a client will incur excessive expense or that a lack of liquidity of a stock may be an issue, Denver Investments may not exercise its voting authority after considering all relevant factors.

For any matters subject to a proxy vote for mutual funds in which Denver Investments is an affiliated party, Denver Investments will vote on behalf of clients invested in such mutual funds in accordance with ISS recommendations, with no exceptions.

Client information is automatically recorded in ISS’ system for record keeping. ISS provides the necessary reports for the Westcore Funds to prepare its Form N-PX annually.

Below is a condensed version of the proxy voting recommendations contained in the ISS Proxy Voting Manual.

ISS

2013 U.S. Proxy Voting Concise Guidelines

2013 U.S. Proxy Voting Concise Guidelines

December 19, 2012

Institutional Shareholder Services Inc.

Copyright © 2012 by ISS

www.issgovernance.com

ISS' 2013 U.S. Proxy Voting Concise Guidelines

The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of ISS’ 2013 proxy voting guidelines can be found at
http://www.issgovernance.com/files/2013ISSUSSummaryGuidelines.pdf

Routine/Miscellaneous

Auditor Ratification

Vote FOR proposals to ratify auditors unless any of the following apply:

  An auditor has a financial interest in or association with the company, and is therefore not independent;

  There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

  Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

  Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

  Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees.

Board of Directors:

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be determined CASE-BY-CASE.

Four fundamental principles apply when determining votes on director nominees:

1.    Board Accountability

2.    Board Responsiveness

3.    Director Independence

4.    Director Competence

1.   Board Accountability

Vote AGAINST1 or WITHHOLD from the entire board of directors (except new nominees 2, who should be considered CASE- BY-CASE) for the following:

1  In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

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Problematic Takeover Defenses

Classified Board Structure:

1.1.  The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Director Performance Evaluation:

1.2. The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and operational metrics. Problematic provisions include but are not limited to:

  A classified board structure;

  A supermajority vote requirement;

  Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

  The inability of shareholders to call special meetings;

  The inability of shareholders to act by written consent;

  A dual-class capital structure; and/or

  A non–shareholder-approved poison pill.

Poison Pills:

1.3.  The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote AGAINST or WITHHOLD from nominees every year until this feature is removed;

1.4.  The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or

1.5.  The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-BY-CASE on all nominees if:

1.6.  The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

  The date of the pill‘s adoption relative to the date of the next meeting of shareholders—i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

  The issuer’s rationale;

  The issuer’s governance structure and practices; and

  The issuer’s track record of accountability to shareholders.

Problematic Audit-Related Practices

2  A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

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Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:

1.7.  The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

1.8.  The company receives an adverse opinion on the company’s financial statements from its auditor; or

1.9.  There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:

1.10. Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote AGAINST or

WITHHOLD from the members of the Compensation Committee and potentially the full board if:

1.11. There is a significant misalignment between CEO pay and company performance (pay for performance);

1.12. The company maintains significant  problematic pay practices;

1.13. The board exhibits a significant level of poor communication and responsiveness to shareholders;

1.14. The company fails to submit one-time transfers of stock options to a shareholder vote; or

1.15. The company fails to fulfill the terms of a  burn rate commitment made to shareholders.

Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management

Say-on-Pay proposal if:

1.16. The company's previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:

  The company's response, including:

    Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

    Specific actions taken to address the issues that contributed to the low level of support;

    Other recent compensation actions taken by the company;

  Whether the issues raised are recurring or isolated;

  The company's ownership structure; and

  Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Governance Failures

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

1.17. Material failures of governance, stewardship, risk oversight 3, or fiduciary responsibilities at the company;

3 Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.

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1.18. Failure to replace management as appropriate; or

1.19. Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2.   Board Responsiveness

Vote AGAINST or WITHHOLD from individual directors, committee members, or the entire board of directors as appropriate if:

2.1.  For 2013, the board failed to act4 on a shareholder proposal that received the support of a majority of the shares outstanding the previous year;

2.2.  For 2013, the board failed to act on a shareholder proposal that received the support of a majority of shares cast in the last year and one of the two previous years;

2.3.  For 2014, the board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year;

2.4.  The board failed to act on takeover offers where the majority of shares are tendered;

2.5.  At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote; or

2.6.  The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency.

Vote CASE-BY-CASE on the entire board if:

2.7.  The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

  The board's rationale for selecting a frequency that is different from the frequency that received a plurality;

  The company's ownership structure and vote results;

  ISS' analysis of whether there are compensation concerns or a history of problematic compensation practices; and

  The previous year's support level on the company's say-on-pay proposal.

3.   Director Independence

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:

3.1.  The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

4 Responding to the shareholder proposal will generally mean either full implementation of the proposal or, if the matter requires a vote by shareholders, a management proposal on the next annual ballot to implement the proposal. Responses that involve less than full implementation will be considered on a case-by-case basis, taking into account:

  The subject matter of the proposal;

  The level of support and opposition provided to the resolution in past meetings;

  Disclosed outreach efforts by the board to shareholders in the wake of the vote;

  Actions taken by the board in response to its engagement with shareholders;

  The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

  Other factors as appropriate.

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3.2.  The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

3.3.  The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

3.4.  Independent directors make up less than a majority of the directors.

4.   Director Competence

Attendance at Board and Committee Meetings:

4.1.  Generally vote AGAINST or WITHHOLD from directors (except new nominees, who should be considered CASE-BY- CASE 5) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

  Medical issues/illness;

  Family emergencies; and

  Missing only one meeting (when the total of all meetings is three or fewer).

4.2.  If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote AGAINST or WITHHOLD from the director(s) in question.

Overboarded Directors:

Vote AGAINST or WITHHOLD from individual directors who:

4.3.  Sit on more than six public company boards; or

4.4.  Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards6.

Proxy Access

ISS supports proxy access as an important shareholder right, one that is complementary to other best-practice corporate governance features. However, in the absence of a uniform standard, proposals to enact proxy access may vary widely; as such, ISS is not setting forth specific parameters at this time and will take a case-by-case approach in evaluating these proposals.

Vote CASE-BY-CASE on proposals to enact proxy access, taking into account, among other factors:

5 For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing.

6 Although all of a CEO’s subsidiary boards will be counted as separate boards, ISS will not recommend a withhold vote from the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but will do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

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  Company-specific factors; and

  Proposal-specific factors, including:

    The ownership thresholds proposed in the resolution (i.e., percentage and duration);

    The maximum proportion of directors that shareholders may nominate each year; and

    The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

Proxy Contests—Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

  Long-term financial performance of the target company relative to its industry;

  Management’s track record;

  Background to the proxy contest;

  Qualifications of director nominees (both slates);

  Strategic plan of dissident slate and quality of critique against management;

  Likelihood that the proposed goals and objectives can be achieved (both slates);

  Stock ownership positions.

When the addition of shareholder nominees to the management card (“proxy access nominees”) results in a number of nominees on the management card which exceeds the number of seats available for election, vote CASE-BY-CASE considering the same factors listed above.

Shareholder Rights & Defenses

Poison Pills- Management Proposals to Ratify Poison Pill

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

  No lower than a 20% trigger, flip-in or flip-over;

  A term of no more than three years;

  No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

  Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

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  The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

  The value of the NOLs;

  Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

  The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

  Any other factors that may be applicable.

Shareholder Ability to Act by Written Consent

Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent.

Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

  Shareholders' current right to act by written consent;

  The consent threshold;

  The inclusion of exclusionary or prohibitive language;

  Investor ownership structure; and

  Shareholder support of, and management's response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

  An unfettered7 right for shareholders to call special meetings at a 10 percent threshold;

  A majority vote standard in uncontested director elections;

  No non-shareholder-approved pill; and

  An annually elected board.

CAPITAL/RESTRUCTURING

Common Stock Authorization

Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

7 "Unfettered" means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

  Past Board Performance:

    The company's use of authorized shares during the last three years

  The Current Request:

    Disclosure in the proxy statement of the specific purposes of the proposed increase;

    Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

    The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns.

Dual Class Structure

Generally vote AGAINST proposals to create a new class of common stock unless:

  The company discloses a compelling rationale for the dual-class capital structure, such as:

    The company's auditor has concluded that there is substantial doubt about the company's ability to continue as a going concern; or

    The new class of shares will be transitory;

  The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and

  The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Preferred Stock Authorization

Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

  Past Board Performance:

    The company's use of authorized preferred shares during the last three years;

  The Current Request:

    Disclosure in the proxy statement of the specific purposes for the proposed increase;

    Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

    In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns; and

    Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

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Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

  Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

  Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

  Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

  Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

  Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

  Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

  Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

  Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

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  Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

  Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

  Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)

Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay—MSOP) if:

  There is a significant misalignment between CEO pay and company performance (pay for performance);

  The company maintains significant problematic pay practices;

  The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

  There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

  The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

  The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

  The situation is egregious.

Vote AGAINST an equity plan on the ballot if:

  A pay for performance misalignment is found, and a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, taking into consideration:

    Magnitude of pay misalignment;

    Contribution of non-performance-based equity grants to overall pay; and

    The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer (NEO) level.

Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 index, this analysis considers the following:

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  Peer Group8 Alignment:

  The degree of alignment between the company's TSR rank and the CEO's total pay rank within a peer group, as measured over one-year and three-year periods (weighted 40/60);

  The multiple of the CEO's total pay relative to the peer group median.

  Absolute Alignment – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of non-Russell 3000 index companies, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, if they are relevant to the analysis to determine how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

  The ratio of performance- to time-based equity awards;

  The overall ratio of performance-based compensation;

  The completeness of disclosure and rigor of performance goals;

  The company's peer group benchmarking practices;

  Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

  Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

  Realizable pay compared to grant pay; and

  Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

  Problematic practices related to non-performance-based compensation elements;

  Incentives that may motivate excessive risk-taking; and

  Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS' Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

  Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

  Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

  New or extended agreements that provide for:

    CIC payments exceeding 3 times base salary and average/target/most recent bonus

8The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group and company's selected peers' GICS industry group with size constraints, via a process designed to select peers that are closest to the subject company in terms of revenue/assets and industry and also within a market cap bucket that is reflective of the company's.

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  CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or "modified single" triggers);

  CIC payments with excise tax gross-ups (including "modified" gross-ups).

Incentives that may Motivate Excessive Risk-Taking

  Multi-year guaranteed bonuses;

  A single or common performance metric used for short- and long-term plans;

  Lucrative severance packages;

  High pay opportunities relative to industry peers;

  Disproportionate supplemental pensions; or

  Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

  Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

  Duration of options backdating;

  Size of restatement due to options backdating;

  Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

  Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Board Communications and Responsiveness

Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

  Failure to respond to majority-supported shareholder proposals on executive pay topics; or

  Failure to adequately respond to the company's previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

    The company's response, including:

      Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

      Specific actions taken to address the issues that contributed to the low level of support;

      Other recent compensation actions taken by the company;

    Whether the issues raised are recurring or isolated;

    The company's ownership structure; and

    Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

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Frequency of Advisory Vote on Executive Compensation ("Say When on Pay")

Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote CASE-BY-CASE on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

Features that may result in an AGAINST recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

  Single- or modified-single-trigger cash severance;

  Single-trigger acceleration of unvested equity awards;

  Excessive cash severance (>3x base salary and bonus);

  Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups);

  Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or

  Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

  The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company's advisory vote on compensation (management say-on-pay), ISS will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

  The total cost of the company’s equity plans is unreasonable;

  The plan expressly permits repricing;

  A pay-for-performance misalignment is found;

  The company’s three year burn rate exceeds the burn rate cap of its industry group;

  The plan has a liberal change-of-control definition; or

  The plan is a vehicle for problematic pay practices.

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Social/Environmental Issues

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

  If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

  If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

  Whether the proposal's request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;

  The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

  If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

  If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Political Spending & Lobbying Activities

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

  There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

  The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote AGAINST proposals to publish in newspapers and other media the company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Generally vote FOR proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities. However, the following will be considered:

  The company's current disclosure of policies and oversight mechanisms related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes, including information on the types of organizations supported and the business rationale for supporting these organizations; and

  Recent significant controversies, fines, or litigation related to the company's political contributions or political activities.

ISS' 2013 U.S. Proxy Voting Concise Guidelines	-15-

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

  The company’s current disclosure of relevant policies and oversight mechanisms;

  Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities; and

  The impact that the public policy issues in question may have on the company’s business operations, if specific public policy issues are addressed.

Foreign Private Issuers Listed on U.S. Exchanges

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. In all other cases, equity compensation plans will be evaluated according to ISS International Proxy Voting Guidelines.

All other voting items will be evaluated using ISS International Proxy Voting Guidelines.

Disclosure/Disclaimer

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the "Information") is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS' 2013 U.S. Proxy Voting Concise Guidelines	-16-

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

ISS' 2013 U.S. Proxy Voting Concise Guidelines	-17-

Canadian Corporate Governance Policy

2013 Updates

November 16, 2012

Institutional Shareholder Services Inc.

Copyright © 2012 by ISS

www.issgovernance.com

ISS' Canadian Corporate Governance Policy

2013 Updates

Effective for Meetings on or after Feb. 1, 2013

Updated Nov. 16, 2012

INTRODUCTION	3

BOARD	4

Voting on Director Nominees in Uncontested Elections (TSX and TSXV)	4
Slate Ballots (Bundled Director Elections)	4
Considerations for Majority Owned Companies	5

COMPENSATION	9

Voting on Say-on-Pay Resolutions: Pay for Performance Evaluation (TSX only)	9

SHAREHOLDER RIGHTS & DEFENSES	13

Voting on Bylaws/Articles-Related Proposals (TSX and TSXV)	13
Advance Notice Requirement	13
Adopt/Amend Bylaws/Articles - Alternate Director Provision	13

SOCIAL/ENVIRONMENTAL ISSUES	15

Global Approach	15

DISCLOSURE/DISCLAIMER	17

2013 Canadian Corporate Governance Policy Updates	-2-

INTRODUCTION

Each year, ISS’ Global Policy Board conducts a robust and transparent global policy formulation process which culminates in benchmark guidelines to be used in its proxy voting research for the upcoming year. To that end, ISS is pleased to announce its 2013 Global Policy Updates.

The complete set of ISS Global Benchmark Policy Guidelines consider market-specific recommended best practices, transparency, and disclosure when addressing issues such as board structure, director accountability, corporate governance standards, executive compensation, shareholder rights, corporate transactions, and social/environmental issues. The updates contained in this document reflect changes to regional proxy voting policies. These changes are based on significant engagement and outreach with multiple constituents in the corporate governance community, along with a thorough analysis of regional regulatory changes, best practices, voting trends, and academic research.

The 2013 policy updates are grouped by region, including separate documents that specifically address US, Europe, Canada, and International policy changes. Highlights and key changes for the upcoming year include:

  Pay for Performance Evaluation, including peer groups and realizable pay (US)

  Board Responsiveness to Majority Supported Proposals (US)

  Pledging of Company Stock (US)

  Pay for Performance Evaluation, including quantitative and qualitative factors (Canada)

  Voto di Lista (Italy)

  Overboarded Directors (Hong Kong and Singapore)

  Board Tenure (Hong Kong and Singapore)

  Director Nominee Disclosure (Global)

In addition to creating the updates to ISS’ Global Policies, the ISS Research team collaborates with over 400 custom clients to ensure that their voting policies reflect their voting philosophy and are updated to take into account trends, practices, and regulatory changes in each market in which they invest.

The full text of the updates, along with detailed results from the Policy Survey, as well as comments received during the open comment period, are all available on ISS’ Web site under the Policy Gateway.

The ISS 2013 Global Policy Updates will be effective for meetings on or after February 1, 2013.

This document presents the changes being made to ISS' Benchmark Canadian Corporate Governance Policies. If you have any questions, please contact ca-research@issgovernance.com.

2013 Canadian Corporate Governance Policy Updates	-3-

BOARD

Corporate Governance Issue:

Voting on Director Nominees in Uncontested Elections (TSX and TSXV)

Slate Ballots (Bundled Director Elections)

Current Recommendation for TSX Companies only: Generally WITHHOLD votes from all directors nominated by slate ballot at the annual/general or annual/special shareholders’ meetings of TSX reporting issuers where ISS has identified (i) additional corporate governance practices that fall short of best practice for the Canadian market; or (ii) concerns about compensation practices and the alignment of pay with performance. This policy will not apply to contested director elections.

Any one of the following board-related governance practices in addition to a slate ballot which has the effect of insulating directors from shareholder votes may result in a WITHHOLD:

  Less than majority independent board;

  Less than majority independent key committees;

  Insiders on key committees;

  Lack of separate nominating or compensation committee;

  Less than 75 percent director attendance without acceptable reason, or director attendance has not been disclosed;

  No disclosure of audit fees broken down by category as required by regulatory disclosure rules;

  Non-audit fees (Other fees) paid to the external audit firm exceed audit and audit-related fees;

  Former CEO/CFO on the audit or compensation committee;

  Lack of independent chairman of the board or independent lead director identified; or

  Board is classified.

The following may also be taken into consideration and contribute to a WITHHOLD from the entire slate:

  Dual Class Capital Structure (common share capital structure with unequal voting rights);

  Pay for performance disconnect;

  Problematic pay practices;

  Performance concerns as indicated by TSR in the bottom half of the company’s GICS group median;

  Disclosure concerns; or

  Other significant corporate governance concerns.

The above policy may not apply if the company has:

  Graduated in the last year from the TSX Venture Exchange to the TSX; or

  Committed to replace slate director elections with individual director elections within a year.

Key Changes:

  Update the current Slate Ballot Policy for TSX-Listed issuers to remove the double trigger that requires additional governance concerns; and carve-out conditions that exempt newly graduated companies from the venture exchange or accept a commitment to eliminate a slate ballot at the next meeting.

  Update the TSXV Policy to include the new slate ballot policy.

2013 Canadian Corporate Governance Policy Updates	-4-

New Recommendation – TSX and TSXV: Generally WITHHOLD votes from all directors nominated by slate ballot at the annual/general or annual/special shareholders’ meetings. This policy will not apply to contested director elections.

Rationale for Update: The Toronto Stock Exchange released amendments to Part IV of the Company Manual, on Oct. 4, 2012. The new rules, effective Dec. 31, 2012, focus on how a listed issuer elects its board of directors. Highlights of the new rules include requirements for the:

  Annual election of directors;

  Election of directors by way of individual resolution rather than single slate ballots;

  Public disclosure of the votes received for the election of each director;

  Adoption of a majority voting director resignation policy or explanation of why such policy has not been adopted; and

  Notice to the TSX if a director receives a majority of "withhold" votes and the issuer has not adopted a majority voting policy.

Given the recent prohibition on single slate ballot election of directors at TSX-Listed issuers and the notice issued by the TSXV reiterating the prohibition on single slate ballots under TSX Venture listing rules, the updated policies reflect these regulatory rules, while maintaining flexibility to address specific circumstances that would warrant a case-by-case approach.

Considerations for Majority Owned Companies

Current Recommendation: No policy consideration for majority-owned companies. The current policy is as follows:

Vote CASE-BY-CASE on director nominees, examining the following factors when disclosed:

  Independence of the board and key board committees;

  Attendance at board and committee meetings;

  Corporate governance provisions and takeover activity;

  Long-term company performance;

  Directors’ ownership stake in the company;

  Compensation practices;

  Responsiveness to shareholder proposals;

  Board accountability; and

  Adoption of a Majority Voting (director resignation) policy.

Board Structure and Independence - TSX

Generally vote WITHHOLD from any insider or affiliated outside director (and the whole slate if the slate includes such individual directors) where:

  The board is less than majority independent; OR

  The board lacks a separate compensation or nominating committee.

Insiders on Key Committees - TSX

Vote WITHHOLD from individual directors (and the whole slate if the slate includes such individual directors) who:

  Are insiders on the audit, compensation, or nominating committee.

2013 Canadian Corporate Governance Policy Updates	-5-

Include cautionary language for all affiliated outside directors who sit on the audit, compensation, or nominating committee, to the effect that corporate governance best practices dictate that such committees should be comprised entirely of independent directors.

Insiders on Key Committees - TSXV

Generally vote WITHHOLD from individual directors (and the whole slate if the slate includes such individual directors) who:

  Are insiders on the audit committee.

Generally vote WITHHOLD from individual directors (and the whole slate if the slate includes such individual directors) who:

  Are insiders on the compensation committee or the nominating committee and the committee is not majority independent.

Generally vote WITHHOLD from individual directors who:

  Are insiders (and the whole slate if the slate includes such individual directors) and the entire board fulfills the role of a compensation committee or a nominating committee and the board is not majority independent.

Key Change: Update the Board Structure and Independence policy and the Insiders on Key Committees policy, describing the Policy Considerations for Majority Owned Companies under which ISS may support the election of a non-independent director who is the controlling shareholder or representative of the controlling shareholder having a majority equity investment in the common shares of a company with a single class share structure and where the company meets independence and governance criteria that protects minority shareholder interests.

New Recommendation:

Policy Considerations for Majority Owned Companies1

ISS policies support a one-share, one-vote principle. In recognition of the substantial equity stake held by certain shareholders, on a CASE-BY-CASE basis, director nominees who are or who represent a controlling shareholder of a majority owned company, who will be designated as controlling insiders, may generally be supported under ISS' board and committee independence policies, if the company meets all of the following independence and governance criteria:

  Individually elected directors;

  The number of related directors should not exceed the proportion of the common shares controlled by the controlling shareholder, to a maximum of two-thirds, however if the CEO is related to the controlling shareholder, then at least two-thirds of the directors should be independent of management;

  If the CEO and chair roles are combined or the CEO is or is related to the controlling shareholder, then there should be an independent lead director and the board should have an effective and transparent process to deal with any conflicts of interest between the company, minority shareholders, and the controlling shareholder; and

  A majority of the audit and nominating committees should be either independent directors or related directors who are independent of management. All members of the compensation committee should be independent of management, and, if the CEO is related to the controlling shareholder, no more than one member of the compensation committee should be a related director;

1 A majority owned company is defined for the purpose of this policy as a company controlled by a shareholder or group of shareholders who together have an economic ownership interest under a single class common share capital structure that is commensurate with their voting entitlement of 50% or more of the outstanding common shares.

2013 Canadian Corporate Governance Policy Updates	-6-

  Prompt disclosure of detailed vote results following each shareholder meeting; and

  Adoption of a majority vote standard with a director resignation policy for uncontested elections OR a public commitment to adopt a majority voting standard with a director resignation policy for uncontested elections if the controlling shareholder ceases to control 50 percent or more of the common shares 2

ISS will also consider the following:

  Nominating committee has process to receive and discuss suggestions from shareholders for potential director nominees; and

  If the CEO is related to the controlling shareholder, the board's process to evaluate the performance, leadership, compensation, and succession of management should be led by independent directors.

ISS will also take into consideration any other concerns related the conduct of the subject director and any controversy or questionable actions on the part of the subject director that are deemed not to be in the best interests of all shareholders.

Rationale for Update: Canadian corporate law provides significant shareholder protections; for example, a shareholder or group of shareholders having a 5-percent ownership stake in a company may requisition a special meeting for the purposes of replacing or removing directors. Directors may be removed by a simple majority vote. Shareholders also benefit from the ability to bring an oppression action against the board or individual directors of Canadian incorporated public companies.

Against this legal backdrop, Canadian institutions have taken steps to acknowledge and support the premise that a shareholder who has an equity stake in the common shares of a reporting issuer under a single class common share structure has a significant interest in protecting the value of that equity stake in the company and is therefore deemed to have significant alignment of interests with minority shareholders. There is evidence of significant differences in the corporate governance practices of majority owned companies versus dual class share controlled companies. As noted in the October 2012 IRRC Institute publication Controlled Companies in the Standard & Poor's 1500: A Ten Year Performance and Risk Review3: "The governance provisions of controlled firms with a single class of stock often differ from those with multiclass capital structures, and in some respects more closely resemble those of non-controlled firms. Controlled firms with a single class of stock have more conventional governance features with respect to board accountability and shareholder rights compared to controlled firms with multiclass capital structures."

As well, a number of controlled companies in Canada have been vocal in their criticism of a lack of response on the part of Canadian regulators in this regard. In 2005, the Canadian Securities Administrators (CSA) adopted National Policy 58-201 - Corporate Governance Guidelines which set forth a number of suggested guidelines on corporate governance practices, including minimum levels of board and key committee independence. At the time of adoption, the CSA acknowledged concerns expressed by some reporting issuers as to whether the CSA’s view of director independence was appropriate to companies that have a majority shareholder. To date, the CSA has not published any update on how NI 58-201 treats controlled companies.

In October 2011, the Canadian Coalition of Good Governance (CCGG) published its report, Governance Differences of Equity Controlled Corporations. This document supplements the March 2010 report, Building High Performance Boards to take into account the legitimate governance differences of equity controlled corporations. The CCGG represents 46 institutional investor members representing nearly $2 trillion in assets, thus support for the approach outlined by the CCGG for equity controlled corporations would be widespread among Canadian institutional investors.

2On Oct. 4, 2012, the TSX announced a further amendment to proposed listing requirements for TSX listed companies mandating majority voting which may take the form of a policy with a director resignation requirement, and disclosure of detailed vote results for director elections, which are intended to take effect Dec. 31, 2013.

3 http://irrcinstitute.org/pdf/FINAL-Controlled-Company-ISS-Report.pdf

2013 Canadian Corporate Governance Policy Updates	-7-

The CCGG's October 2011 report accounts for the legitimate governance differences of dual class capital structure controlled companies (whereby a shareholder may exert majority control by virtue of a less than majority economic investment in multiple voting or superior voting shares) versus equity-controlled companies (whereby the economic interest of the controlling shareholder is equal to the voting control entitlement enjoyed by the controlling shareholder) while maintaining a rigorous set of requirements to ensure that the board:

  Is accountable and independent;

  Has experienced, knowledgeable, and effective directors committed to the highest level of integrity;

  Has clear roles and responsibilities; and

  Engages with its shareholders.

Based on institutional investor feedback in the Canadian market, support for this policy approach is broad based. Thirteen of Canada's largest institutional investors were key in the creation of the CCGG policy. ISS has canvassed additional Canadian institutional clients who are also in support.

As indicated in the new recommendation, the updated policy firmly supports the one-share, one-vote principle and is intended to recognize the substantial equity stake held by certain shareholders under a single class share structure whose interest in protecting the value of their investment would be deemed to be aligned with the interests of minority shareholders. For clarification purposes, the above exemption will not be considered at dual class companies.

2013 Canadian Corporate Governance Policy Updates	-8-

Compensation

Corporate Governance Issue:

Voting on Say-on-Pay Resolutions: Pay for Performance Evaluation (TSX only)

Current Methodology:

1.   Pay for Performance

This policy will be applied at all S&P/TSX Composite Index Companies and for all Management Say-On-Pay Resolutions

Evaluate the alignment of the CEO's total compensation with company performance over time, focusing particularly on companies that have underperformed their peers over a sustained period. From a shareholder's perspective, performance is predominantly gauged by the company's share price performance over time. Even when financial or operational measures are used as the basis for incentive awards, the achievement related to these measures should ultimately translate into superior shareholder returns in the long term.

Generally vote AGAINST an MSOP resolution and/or WITHHOLD votes from the compensation committee members and/or vote AGAINST an equity-based compensation plan proposal if:

  There is a pay for performance disconnect between the CEO’s total compensation and company’s stock performance;

  The CEO’s total compensation has increased from the prior year;

  If an equity-based plan is on the agenda, the main source of the increase (over half) is equity based, where the CEO is a participant of the equity proposal.

A pay for performance disconnect is defined as an increase in CEO’s total compensation and the company’s one-year and three-year total shareholder returns are in the bottom half (50 percent) of its industry group (four-digit GICS - Global Industry Classification Group). CEO total compensation is defined as the sum of base salary, short-term (annual) and long- term non-equity incentives, grant date fair value of stock awards and options, target value of performance shares/units, pension value and all other compensation as reported in the Summary Compensation Table. Newly appointed CEOs who have been with the company less than the past two complete fiscal years are exempted from the policy.

If a company falls in the bottom half of its four-digit GICS group, further analysis of the Compensation Discussion and Analysis (CD&A) is required to better understand the various pay elements and whether they create or reinforce shareholder alignment. Other considerations include:

  The CEO’s pay relative to the company’s TSR over a time horizon of at least five years. The most recent year-over- year increase or decrease in pay remains a key consideration, but there will be additional emphasis on the long- term trend of CEO total compensation relative to shareholder return;

  The mix of performance-based compensation relative to total compensation. In general, standard stock options or time-vested restricted stock are not considered to be performance-based. If a company provides performance- based incentives to its executives, the company is highly encouraged to provide the complete disclosure of the performance measure and associated target goals (hurdle rates) so that shareholders can assess the rigor of the performance program. The use of non-GAAP financial metrics also makes it very challenging for shareholders to ascertain the rigor of the program as shareholders often cannot tell the type of adjustments being made and whether the adjustments were made consistently. Complete and transparent disclosure helps shareholders to better understand the company’s pay-for-performance linkage.

2013 Canadian Corporate Governance Policy Updates	-9-

Key Change: Utilize a new methodology to measure potential long-term pay-for-performance alignment based on the following factors:

Quantitative

Relative:

  The Relative Degree of Alignment (RDA) is the difference between the company's TSR rank and the CEO's total pay rank within a peer group4, measured over a one-year and three-year period;

  Multiple of Median (MOM) is the total compensation in the last reported fiscal year relative to the median compensation of the peer group; and

Absolute:

  The CEO pay-to-TSR Alignment (PTA) over the prior five fiscal years, i.e., the difference between absolute pay changes and absolute TSR changes during the prior five-year period (or as long a period as company disclosure permits);

The new methodology generated pay for performance (P4P) screen will replace the current P4P screen (TSR below the GICS group median for both one- and three-year periods).

Qualitative

Companies identified by the methodology as having a potential P4P misalignment will receive a qualitative assessment to determine the ultimate recommendation, considering a range of case-by-case factors. These may include the ratio of performance- to time-based equity awards; the overall ratio of performance-based compensation; the completeness of disclosure and rigor of performance goals; actual results of other financial metrics; special circumstances related to a new CEO in the prior FY; and any other factors deemed relevant.

New Recommendation:

This policy is applicable to all S&P/TSX Composite Index companies and for all management say-on-pay resolutions.

ISS will evaluate executive pay and practices on a CASE-BY-CASE basis.

Generally vote AGAINST management say-on-pay (MSOP) proposals, and/or AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or AGAINST an equity-based incentive plan proposal if:

  There is significant long-term misalignment between CEO pay and company performance (pay for performance).

The determination of long-term pay-for-performance alignment is a two step process: step one is a quantitative screen, which includes a relative and absolute analysis on pay for performance, and step two is a qualitative assessment of the CEO's pay and company performance. A P4P disconnect will be determined as follows:

4. The peer group is generally comprised of 11-24 companies that meet the following criteria:

  Revenue/assets between 0.25X and 4X the subject company's size;

  In the closest GICS industry group (8-digit, 6-digit, 4-digit, or 2-digit) to the subject company's GICS category; and

  Market Cap between 0.25X and 4X of the company's market cap group

In exceptional cases of very large or very small companies, peer groups will be determined on a customized basis.

2013 Canadian Corporate Governance Policy Updates	-10-

Step I: Quantitative Screen

Relative:

  The Relative Degree of Alignment (RDA) is the difference between the company's TSR rank and the CEO's total pay rank within a peer group5, measured over a one-year and three-year period;

  Multiple of Median (MOM), i.e., total compensation in the last reported fiscal year relative to the median compensation of the peer group2; and

Absolute:

  CEO pay-to-TSR Alignment (PTA): This measures the alignment between the trend of CEO pay and the trend of company performance over the prior five fiscal years, i.e., the difference between absolute annual pay changes and absolute annualized TSR changes during the prior five-year period (or as long a period as company disclosure permits).

Step II: Qualitative Assessment

Companies flagged as having a potential P4P misalignment will receive a qualitative assessment to determine the ultimate recommendation, this assessment shall consider a range of case-by-case factors that may include:

  The ratio of performance- to time-based equity grants and the overall mix of performance-based compensation relative to total compensation (considering whether the ratio is more than 50 percent); standard time-vested stock options and restricted shares are not considered to be performance-based in this evaluation.

  The quality of disclosure and appropriateness of the performance measure(s) and goal(s) utilized, so that shareholders can assess the rigor of the performance program. The use of non-GAAP financial metrics also makes it challenging for shareholders to ascertain the rigor of the program as shareholders often cannot tell the type of adjustments being made and if the adjustments were made consistently. Complete and transparent disclosure helps shareholders to better understand the company’s pay and performance linkage.

  The trend in other financial metrics, such as growth in revenue, earnings, return measures such as ROE, ROA, ROIC, etc.

  The trend considering prior years' P4P concern.

  Extraordinary situation due to a new CEO in the last reported FY.6

  Any other factors deemed relevant.

5. The peer group is generally comprised of 11-24 companies that meet the following criteria:

  Revenue/assets between 0.25X and 4X the subject company's size;

  In the closest GICS industry group (8-digit, 6-digit, 4-digit, or 2-digit) to the subject company's GICS category; and

  Market cap within limits that vary according to the company's market value, utilizing four market cap "buckets" (micro, small, mid, and large); ISS may expand size boundaries as necessary to achieve a minimum peer group size, while always striving to maintain the target company as close to the median as possible.

In exceptional cases of very large or very small companies, peer groups will be determined on a customized basis.

6 Note that the longer-term emphasis of the new methodology alleviates concern about impact of CEO turnover. Thus, except in extenuating circumstances, a "new" CEO will not exempt the company from consideration under the methodology since the compensation committee is also accountable when a company is compelled to significantly "overpay" for new leadership due to prior poor performance.

2013 Canadian Corporate Governance Policy Updates	-11-

Rationale for Update: The current ISS P4P policy is a combination of quantitative and qualitative factors, whereby decision making is largely on a case-by-case basis. However, market perception is often focused on the initial quantitative screen, that is, whether the company underperformed its four-digit GICS group for the prior one- and three-fiscal periods, and CEO compensation increased over the last fiscal year. Issuers and institutional investor clients have expressed their concern that this "test" is inadequate and potentially misleading. In addition, there has also been concern that the current screening process does not address companies that deliver high pay and pay opportunities in contrast to mediocre performance that marginally exceeds the peer group median.

Institutional investors have indicated that pay-for-performance is the critical factor in determining their votes on management say-on-pay (MSOP) proposals. 7 Vote results from the 2012 proxy season provide support for the new methodology; although no company received less than majority support8 for its MSOP proposal, the companies triggered in the initial testing of the proposed methodology received lower support than the median support for an MSOP proposal in the 2012 proxy season. In Canada, MSOP is not mandatory, and, as of Sept. 1, 2012, a total of 106 companies have voluntarily adopted a say-on-pay.

In addition, ISS' 2012-2013 policy survey indicated that size matters in selection of peer group, when evaluating the alignment between pay and performance in the U.S. market, but also relevant to Canada. A two-thirds majority of investor respondents cited that ISS should create its own peer group and provide the company's peer group as an alternative view. Investors (84 percent) have also indicated that having the ISS-selected peer within a specified range of the target company is a very to somewhat important factor in the peer selection process.

Client feedback has further highlighted a need for change in specific aspects of the current ISS policy approach, including: reliance solely on 4-digit GICS peers to evaluate performance (since it is broad and contains companies of varying revenues and market caps); reliance on a one-year pay change, which emphasizes a short-term trend.

The updated P4P evaluation addresses these concerns, while continuing to focus on the CEO's annual pay (including earned pay and incentive grants), since the CEO's compensation "sets the pay pace" at most companies and is directly approved by the compensation committee, which is accountable to shareholders. Further, granted pay most directly reflects compensation committee decisions about appropriate executive compensation – i.e., the pay that the committee intended to deliver. While prospective incentive grants generally represent pay opportunities that may not be earned or may decline in value in the wake of poor company performance, ISS recognizes that equity-based pay is also highly sensitive to general market trends and may (or may not) deliver significant value regardless of the company's or executive's performance. Investors expect compensation committees to ensure that compensation (including incentive award metrics and goals) follows a pay-for-performance approach. If granted pay is misaligned with actual performance over time, investors want assurance that it is rigorously linked to specific performance improvement.

ISS' view, particularly supported by client feedback from 2011 roundtable discussions, is that investors ultimately benefit only from the returns on their ownership stake; thus, over time, TSR remains the key performance metric for shareholders. However, ISS' 2012 policy survey indicates that a majority (52 percent) of investor respondents would "very likely" consider other metrics in addition to TSR in the U.S. market, but also relevant to Canada. The new methodology continues to evaluate performance on the basis of total shareholder return, while trends in other performance metrics (both absolute and relative) may be considered on a case-by-case basis.

7 Fifty-nine percent of institutional respondents to the 2009 ISS survey indicated pay for performance as a critical consideration in say-on-pay evaluations, while 35 percent considered it very important, making it the most prevalent consideration. Notably, only 36 percent of institutional respondents to the 2010 policy survey indicated ISS' current P4P evaluation to be among the top three factors in their evaluation, versus 77 percent indicating disclosure of performance metrics (and their link to the company's business strategy), 52 percent indicating evaluation of nonperformance-based pay elements, and 38 percent citing a company's risk-mitigating practices as the most important factors.

8 Based on total votes cast, including votes cast by controlling shareholders

2013 Canadian Corporate Governance Policy Updates	-12-

Shareholder Rights & Defenses

Corporate Governance Issue:

Voting on Bylaws/Articles-Related Proposals (TSX and TSXV)

Advance Notice Requirement

Current Recommendation: None

Key Change: To establish a Canadian policy on proposals to adopt advance notice requirements.

New Recommendation: Vote CASE-BY-CASE on proposals to adopt an Advance Notice Board Policy or to adopt or amend bylaws containing or adding an advance notice requirement, giving support to those proposals that provide a reasonable framework for shareholders to nominate directors by allowing shareholders to submit director nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory, and shareholder review.

To be reasonable, the company's deadline for notice of shareholders' director nominations must not be more than 65 days and not less than 30 days prior to the meeting date.

In general, support additional efforts by companies to ensure full disclosure of a dissident shareholder's economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review any proposed director nominees.

Rationale for Update: All shareholders should be provided with sufficient disclosure and time to make appropriate decisions on the election of their board representatives. Advance Notice Requirement Policies typically provide a transparent, structured, and fair director nomination process, whereby all shareholders, irrespective of whether they are voting by proxy or attending the meeting, are made aware of potential proxy contests in advance of the meeting. Shareholders are also provided with important information pertaining to proposed dissident director nominees within a specified time frame, allowing shareholders to fully participate in the director election process in an informed and effective manner.

Adopt/Amend Bylaws/Articles - Alternate Director Provision

Current Recommendation:

Generally vote FOR proposals to amend or replace bylaws if:

  The purpose of the amendment is to clarify ambiguity, reflect changes in corporate law, streamline years of amendments or other “housekeeping” amendments, and

  The bylaws as amended will not result in any of the four unacceptable governance provisions set out in the following paragraph.

Vote AGAINST a new bylaw proposal, if any of the following conditions apply:

  The quorum for a meeting of shareholders is set below two persons holding 25 percent of the eligible vote (this may be reduced to no less than 10 percent in the case of a small company that can demonstrate, based on publicly disclosed voting results, that it is unable to achieve a higher quorum and where there is no controlling shareholder);

  The quorum for a meeting of directors is less than 50 percent of the number of directors;

  The chair of the board has a casting vote in the event of a deadlock at a meeting of directors;

2013 Canadian Corporate Governance Policy Updates	-13-

  The proposed Articles/Bylaws raise other corporate governance concerns, such as granting blanket authority to the board with regard to future capital authorizations or alteration of capital structure without shareholder approval.

Key Change: Add a specific additional area of concern that would result in an AGAINST recommendation to article and bylaw voting items, namely, opposing a provision that would permit appointment by a director of an alternate director 9 who has not been elected to the board by shareholders.

New Recommendation: Generally vote FOR proposals to adopt or amend Articles/Bylaws unless the resulting document contains any of the following:

  The quorum for a meeting of shareholders is set below two persons holding 25 percent of the eligible vote (this may be reduced to no less than 10 percent in the case of a small company that can demonstrate, based on publicly disclosed voting results, that it is unable to achieve a higher quorum and where there is no controlling shareholder);

  The quorum for a meeting of directors is less than 50 percent of the number of directors;

  The chair of the board has a casting vote in the event of a deadlock at a meeting of directors;

  An alternate director provision that permits a director to appoint another person to serve as an alternate director to attend board or committee meetings in place of the duly elected director;

  Other corporate governance concerns, such as granting blanket authority to the board with regard to future capital authorizations or alteration of capital structure without further shareholder approval.

Rationale for Update: Alternate directors have neither been elected nor has their appointment been ratified by shareholders. As such, the use of a director substitute or replacement to fill in for a duly elected board representative raises serious concerns, including whether an alternate may be bound to serve in the best interests of shareholders. Also, regular directors must be willing to earmark sufficient time and effort to serving on the board, once they have accepted the responsibility entrusted to them by shareholders.

Article or bylaw provisions permitting alternate directors generally indicate that the alternate director will be counted for quorum purposes, may attend and vote on matters raised at board meetings and act on behalf of the regular elected director in all respects, and may act as alternate for more than one director in some cases. As well, this provision may also provide that there is no limit to the number of alternates that may be appointed for any meeting.

Allowing shareholders the opportunity to elect directors is a fundamental shareholder right. As shareholders continue to push for increased rights, such as majority voting with a director resignation policy, to ensure that they have a meaningful voice in the election of their board representatives, the inclusion of an alternate director provision in a reporting issuer's articles or bylaws runs counter to the higher director accountability being sought by these shareholder rights improvements. Furthermore, as garnered from discussions with several institutional investors, the majority raised concerns with an alternate director provision.

9 Generally described as a person who is qualified to act as a director

2013 Canadian Corporate Governance Policy Updates	-14-

SOCIAL/ENVIRONMENTAL ISSUES

Corporate Governance Issue:

Global Approach

Current Recommendation: Generally vote CASE-BY-CASE taking the following into consideration:

  Whether adoption of the proposal is likely to enhance or protect shareholder value;

  Whether the information requested relates to a meaningful percentage of the company’s business as measured by sales, assets and earnings;

  The degree to which the company’s stated position on the issue raised, or lack thereof, could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing, or investor, regulatory or legal sanctions;

  Whether the issues presented are more appropriately/effectively dealt with through government regulation or policy changes;

  Whether the company has already responded in an appropriate manner to the request embodied in the proposal;

  Whether the company’s analysis and voting recommendation to shareholders are persuasive;

  Whether the proposal itself is well framed and the cost of preparing a report, if requested, is reasonable;

  General industry standards for dealing with the issue taking into consideration the impact of globalization and acceptable standards for transnational corporations;

  Whether implementation of the proposal would achieve the objectives sought in the proposal;

  Whether the subject of the proposal is best left to the discretion of the board;

  Whether the requested information is available to shareholders from the company or other publicly available sources; and

  Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Key Change: Establish overarching principles for social and environmental proposals for all markets.

New Recommendation: Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and, in addition, the following will be considered:

  If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

  If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

  Whether the proposal's request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;

  The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

  If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

  If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

2013 Canadian Corporate Governance Policy Updates	-15-

Rationale for Update: This policy update codifies the overarching principles that are applied to all markets, globally, and clarifies the factors that ISS considers in its case-by-case evaluation of environmental and social shareholder proposals. In markets where shareholder proposals on specific environment and social issues are routinely or frequently observed on company ballots, ISS has more nuanced policies that stem from these principles to address those issues.

2013 Canadian Corporate Governance Policy Updates	-16-

DISCLOSURE/DISCLAIMER

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the "Information") is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

2013 Canadian Corporate Governance Policy Updates	-17-

International Corporate Governance Policy

2013 Updates

November 16, 2012

Institutional Shareholder Services Inc.

Copyright © 2012 by ISS

www.issgovernance.com

ISS' International Corporate Governance Policy

2013 Updates

Effective for Meetings on or after Feb. 1, 2013

Updated: Nov. 16, 2012

These policy updates present changes and clarifications to ISS' International benchmark guidelines for 2013. If new issues arise, such as shareholder proposals or regulatory developments, prior to the next formal update, ISS will adopt policies to cover such issues on an as-needed basis. Note that markets covered in this update document exclude the United States, Canada, and Europe.

INTRODUCTION	4

BOARD	5

Voting on Director Nominees in Uncontested Elections	5
Director Nominee Disclosure (Global)	5
Board Independence (Brazil)	6
Director Attendance – (Hong Kong, Singapore, and India)	6
Board Independence (Hong Kong, Singapore, and India)	7
Overboarding (Hong Kong & Singapore)	7
Overboarding (Korea)	8
Director Tenure (Hong Kong and Singapore)	8
Director Elections Under the "Non-Nomination" System (Taiwan)	9
Director Elections at Companies with All-Insider Boards (Japan)	9

AUDIT	10

Voting on Appointment of Auditors and Election of Audit Committee Members (Hong Kong/Singapore)	10

COMPENSATION	12

Voting on Stock Option or Restricted Stock Incentive Plans (China)	12

CAPITAL	14

Voting on Debt Issuance Requests (China, Hong Kong, and India)	14

Voting on Loan Guarantee Requests (China, Hong Kong, and India)	16

Voting on Capital Raising Requests (Taiwan)	18

ENVIRONMENTAL AND SOCIAL ISSUES	19

Voting on Social and Environmental Proposals (Global)	19

OTHER ISSUES	20

Voting On Mandates for Related-Party Transactions (Malaysia)	20

Voting on General Authority to Provide Financial Assistance (South Africa)	20

2013 International Corporate Governance Policy Updates	-2-

FOREIGN PRIVATE ISSUERS LISTED ON U.S. EXCHANGES	22

DISCLOSURE/DISCLAIMER .	23

2013 International Corporate Governance Policy Updates	-3-

INTRODUCTION

Each year, ISS’ Global Policy Board conducts a robust and transparent global policy formulation process which culminates in benchmark guidelines to be used in its proxy voting research for the upcoming year. To that end, ISS is pleased to announce its 2013 Global Policy Updates.

The complete set of ISS Global Benchmark Policy Guidelines consider market-specific recommended best practices, transparency, and disclosure when addressing issues such as board structure, director accountability, corporate governance standards, executive compensation, shareholder rights, corporate transactions, and social/environmental issues. The updates contained in this document reflect changes to regional proxy voting policies. These changes are based on significant engagement and outreach with multiple constituents in the corporate governance community, along with a thorough analysis of regional regulatory changes, best practices, voting trends, and academic research.

The 2013 policy updates are grouped by region, including separate documents that specifically address US, Europe, Canada, and International policy changes. Highlights and key changes for the upcoming year include:

  Pay for Performance Evaluation, including peer groups and realizable pay (US)

  Board Responsiveness to Majority Supported Proposals (US)

  Pledging of Company Stock (US)

  Pay for Performance Evaluation, including quantitative and qualitative factors (Canada)

  Voto di Lista (Italy)

  Overboarded Directors (Hong Kong and Singapore)

  Board Tenure (Hong Kong and Singapore)

  Director Nominee Disclosure (Global)

In addition to creating the updates to ISS’ Global Policies, the ISS Research team collaborates with over 400 custom clients to ensure that their voting policies reflect their voting philosophy and are updated to take into account trends, practices, and regulatory changes in each market in which they invest.

The full text of the updates, along with detailed results from the Policy Survey, as well as comments received during the open comment period, are all available on ISS’ Web site under the Policy Gateway.

The ISS 2013 Global Policy Updates will be effective for meetings on or after February 1, 2013.

This document presents the changes being made to ISS' Benchmark International Corporate Governance Policies. If you have any questions, please contact usresearch@issgovernance.com.

2013 International Corporate Governance Policy Updates	-4-

BOARD

Corporate Governance Issue:

Voting on Director Nominees in Uncontested Elections

Director Nominee Disclosure (Global)

Current Recommendation: Vote AGAINST the election of directors if disclosure of nominee names has not been provided in a timely manner. This policy applies globally, with some exceptions, as listed below.

  Latin America (ex-Brazil): Vote AGAINST the election of directors at main-index companies if the name of the nominee is not disclosed in a timely manner prior to the meeting.

  Eastern Europe (ex-Russia): Vote FOR despite lack of disclosure.

  Middle East and North Africa: Vote FOR despite lack of disclosure.

  Turkey:

  Main index companies: Vote AGAINST the election of directors at main-index companies if nominee names are not disclosed in a timely manner prior to the meeting.

  Non-index core companies: Always vote FOR, but in the absence of disclosure of nominee names include in the vote recommendation box the following sentence: Due to the lack of disclosure provided by the company, investors should consider whether an abstention is warranted to register discontent with the company’s disclosure practices.

  Non-index, non-core companies: Vote FOR despite lack of disclosure.

Key Changes: Modify the policy to recommend against the election of directors at all companies if nominee names are not disclosed in a timely manner prior to the meeting. The policy would include a one-year grace period for Poland and for non- index Turkish companies during which ISS would include cautionary language in its research reports; the policy would be fully implemented in these markets in 2014.

New Recommendation: Vote AGAINST the election of directors at all companies if the name of the nominee is not disclosed in a timely manner prior to the meeting.

Grace period: Vote FOR the election of directors at all Polish companies and non-index Turkish companies in 2013 even if nominee names are not disclosed in a timely manner prior to the meeting, but include cautionary language in the research report. Beginning in 2014, vote AGAINST the election of directors at all Polish companies and non-index Turkish companies if nominee names are not disclosed in a timely manner prior to the meeting.

Rationale for Update: Although lack of nominee disclosure remains market practice in several countries, this significantly disenfranchises shareholders voting by proxy. Moreover, global disclosure practices have noticeably evolved in recent years: In Brazil, the largest market in Latin America, detailed disclosure is now mandatory. In Europe, the introduction of the EU Shareholder Rights Directive has improved nominee disclosure practices among member states.

Local legislation in Poland allows shareholders to nominate directors up until the date of the general meeting, which has been used to waive the application of the current policy in Poland in the past. However, given the significant improvement in nominee disclosure practices in the EU Member States after the introduction of the EU Shareholder Rights Directive, this lack of disclosure, albeit allowed under local law, shall no longer be acceptable to ISS following a one-year period for Polish issuers during which ISS will include cautionary language in its research reports.

Due to legislative changes published at the end of 2011 in Turkey, companies must now provide the names of independent director candidates prior to the respective company's general assembly. However, most Turkish companies do not provide the names of the remaining (non-independent) candidates. ISS will continue to recommend that shareholders vote against director election proposals at main-index Turkish companies that fail to disclose the names of all board nominees. For non- index Turkish companies, lack of disclosure (albeit allowed under local law) shall no longer be acceptable following a one- year period during which ISS will include cautionary language in its research reports.

2013 International Corporate Governance Policy Updates	-5-

According to ISS’ 2012-2013 policy survey, more than 76 percent of institutional investors indicated that they would vote against the election of directors at all companies in Latin America, Eastern Europe, and the Middle East/North Africa for failure to disclose nominee names.

The updated policy would be better aligned with global best practices and the growing expectations of institutional investors. Furthermore, the proposed one-year grace period would allow non-Index Turkish companies sufficient time to adapt to recent regulatory changes; it would also communicate the upcoming policy change to companies in Poland, where ISS’ current policy does not differentiate between index and non-index issuers.

Board Independence (Brazil)

Current Recommendation: Vote AGAINST proposals to elect directors if the post-election board is not at least 20-percent independent. This policy applies to companies that belong to the Nivel 2 listing segment.

Key Changes: Raise the required minimum level of board independence for Nivel 2 companies from 20 percent to 30 percent.

New Recommendation: Vote AGAINST proposals to elect directors if the post-election board is not at least 30-percent independent. This policy applies to Nivel 2 companies (in line with current policy for Novo Mercado companies).

Rationale for Update: The new policy would be more aligned with the concept of proportional board representation and in line with institutional investor views. The average free float among the Nivel 2 companies is over 40 percent (minimum required is 25 percent) and average board independence of the Nivel 2 companies stands at 33.3 percent.

The Brazilian Institute of Corporate Governance's (IBGC) best practices code, last edited in 2009, recommends that boards be at least majority independent. In late 2010, The Sao Paulo Stock Exchange (BM&FBovespa) attempted to increase the minimum board independence threshold for the Novo Mercado and Nivel 2 to 30 percent from 20 percent, and to establish a 20-percent minimum for Nivel 1 companies. However, issuers belonging to the voluntary corporate governance differentiated segments voted against this proposal.

ISS' minimum board independence for the Novo Mercado segment, which has accounted for nearly 90 percent of all IPOs in Brazil over the past three years, was increased to 30 percent last year. Though there are fewer issuers in the Nivel 2, the two segments are only differentiated by the fact that the Nivel 2 allows issuers to maintain a dual class structure.

Note that the current Novo Mercado/Nivel 2 regulations technically allow issuers to "round down" the number of required independent directors if the board is close to 20-percent independent. Thus, many companies with six or seven-member boards have only one independent director. However, as currently applied, ISS' policy will not "round down" the number of independent directors when determining the level of board independence.

Director Attendance – (Hong Kong, Singapore, and India)

Current Recommendation: Vote AGAINST directors who have failed to attend at least 75 percent of board meetings over the most recent two consecutive fiscal years, without a satisfactory explanation.

2013 International Corporate Governance Policy Updates	-6-

Key Change: Moving to a one-year look back for director attendance.

New Recommendation: Vote AGAINST directors who have failed to attend at least 75 percent of board meetings in the most recent fiscal year, without a satisfactory explanation.

Rationale for Update: This policy update brings the voting policies for Hong Kong, Singapore, and India into harmony with ISS policy in other markets, and recognizes that attendance in the most recent year is a better predictor of future attendance than attendance in earlier years.

Board Independence (Hong Kong, Singapore, and India)

Current Recommendation: In Hong Kong and Singapore, where independent directors represent less than one-third of the board, vote AGAINST the following directors:

  One executive director (generally the one with the worst attendance record) who is neither the CEO nor a member of the founding family; and

  One non-independent non-executive director (generally the one with the worst attendance record) who represents a substantial shareholder, where the board is less than one-third independent because of a preponderance of representatives of one substantial shareholder.

In India, ISS does not currently recommend against directors due to a lack of independence.

Key Change: In Hong Kong, Singapore, and India, vote against ALL non-independent nominees (other than CEOs/managing directors, executive chairmen, and company founders deemed integral to the company) where the board fails to meet relevant independence thresholds.

New Recommendations: In Hong Kong and Singapore, vote AGAINST all non-independent director nominees (other than a CEO/managing director, executive chairman, or company founder who is deemed integral to the company) where independent directors represent less than one-third of the board.

In India, vote AGAINST all non-independent director nominees (other than a CEO/managing director, executive chairman, or company founder who is deemed integral to the company) where independent directors represent less than one-third of the board (if the chairman is a non-executive) or one-half of the board (if the chairman is an executive director or a promoter director).

Rationale for Update: The updated policy reflects current best practices in the three markets, as set out in listing rules and corporate governance codes, and, in the case of India, reflects the fact that disclosure of director biographical information has improved substantially in recent years, enabling shareholders to know which directors are designated independent by the company. All three markets now specify that boards should be at least one-third independent. The new policy also avoids the need to compare attendance records of director nominees, and the need to use some other criterion to decide which directors to oppose, when all nominees have the same level of attendance.

Overboarding (Hong Kong & Singapore)

Current Recommendation: The number of boards on which a director sits is not currently used as a factor in making vote recommendations in Hong Kong or Singapore.

Key Changes: Define a director as "overboarded," and recommend against his or her election, where that director sits on a total of more than six public company boards.

2013 International Corporate Governance Policy Updates	-7-

New Recommendation: Vote AGAINST director nominees who sit on a total of more than six public company boards. For

2013, ISS will accept a commitment by an overboarded director to step down from one or more boards at the next annual meeting of the company or companies in question, if that will bring the total number of boards to no more than six.

Rationale for Update: The new policy would reflect investors' negative sentiment toward overboarded directors and would more closely align ISS policy for Hong Kong and Singapore with policies for other developed markets such as the U.S., Europe, and Australia. While the average number of board seats held by a director is only 2.2 in Hong Kong and 2.5 in Singapore, a small number of directors in these markets sit on eight or more public company boards; and one director in Hong Kong sits on 16 boards. Some academic studies have confirmed that "busy" directors correlate with lower shareholder returns, while even studies that showed a benefit from adding busy directors to a board – purportedly due to those directors' expertise and network of personal connections – defined "busy" as sitting on three or more boards; well below the threshold for considering a director to be "overboarded" under ISS policies for the U.S., Europe, and Australia.

Overboarding (Korea)

Current Recommendation: The number of boards on which a director sits is not currently used as a factor in making vote recommendations in Korea.

Key Changes: Define an outside director as "overboarded," and recommend against his or her election as a director and/or audit committee member, where that director sits on a total of more than two public company boards.

New Recommendation: Vote AGAINST the election of an outside director to the board or to the audit committee where that director sits on a total of more than two public company boards.

Rationale for Update: The new policy would reflect the provisions of the revised Commercial Act and its accompanying presidential decree, which took effect in April 2012. The law states that an individual with more than two board seats would have "difficulty in faithfully performing their duties as an outside director," and is thus not qualified to serve in that role.

Director Tenure (Hong Kong and Singapore)

Current Recommendation: For the Hong Kong market, vote AGAINST a director who is classified by the company as independent, but fails to meet the ISS criteria for independence. For the Singapore market, there is no policy of recommending against directors based on a discrepancy between the company’s independence designation and ISS’ categorization of that director. In both markets, the length of time a director has served on the board is not currently taken into consideration when classifying that director as independent or non-independent.

Key Change: Classify an "independent non-executive director" as non-independent if such director has served on the board for more than nine years, where the board either fails to provide any reason for considering the director to still be independent, or where the stated reasons raise concerns among investors as to the director’s true level of independence.

New Recommendation: For the Hong Kong market, vote AGAINST a director who is classified by the company as independent, but fails to meet the ISS criteria for independence. For the Singapore market, no such policy will apply. For both markets, classify a director as non-independent where the director has served on the board for more than nine years (three terms), and where the board either fails to provide any reason for considering the director to still be independent, or where the stated reasons raise concerns among investors as to the director’s true level of independence.

2013 International Corporate Governance Policy Updates	-8-

Rationale for Update: Many investors believe that long tenure on a board can, in some circumstances, lead to a sense of identification with the company and the interests of its management team which can damage a director's independence, even in the absence of a formal transactional or professional relationship between the director and the company. Listing rules in both Hong Kong and Singapore have recently been amended to provide that where a director designated as independent has served on the board for more than nine years, the company should provide the reasons why the board considers such director to still be independent – in effect, creating a rebuttable presumption that independence will be affected by long tenure. According to ISS’ 2012-13 Policy Survey, a majority (55 percent) of investor respondents indicated that in such situations a case-by-case analysis is called for, and ISS plans to evaluate the quality of the disclosure and the reason(s) provided by the company to determine whether a designation of "independent" continues to be appropriate.

Director Elections Under the "Non-Nomination" System (Taiwan)

Current Recommendation: ISS will generally recommend voting FOR a director nominee if both the name and profile of the candidate have been disclosed by the company, and there are no known negative issues concerning the nominee. Examples of such negative issues include material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company, failure to replace management as appropriate, or egregious actions related to a director's service on other boards.

Key Change: Recommend against all directors for elections via the "non-nomination" system.

New Recommendation: In cases where director elections are conducted using the nomination system, vote FOR the election of a board-nominated candidate unless there are known negative issues involving the candidate.

Examples of negative issues which could justify a vote AGAINST individual directors, members of a committee, or the entire board, are:

  Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

  Failure to replace management as appropriate; or

  Egregious actions related to a director's service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Where companies employ the non-nomination system for the election of directors, vote AGAINST all directors.

Rationale for Update: The nomination system is mandatory only for the election of independent directors in Taiwan. Many companies are still using a "non-nomination" system for the election of non-independent directors, which means that shareholders can literally vote for any person of legal age and companies are not obliged to provide a roster of candidates and their profiles before the meeting. Although contested director elections are extremely rare, it is not uncommon to see companies disclosing candidate names and profiles for the first time at the meeting, or only a few days beforehand. This poses a great challenge both to ISS and to investors, particularly overseas investors who must cast their votes well before the meeting takes place. This system acts to disenfranchise minority shareholders, who have limited visibility into the nominees chosen by the controlling shareholder and/or incumbent management team. Negative recommendations at these companies are intended to protest the poor disclosure and disenfranchisement, and to push companies to adopt a system for electing directors akin to that used in most of the world; and which is already used in Taiwan for the election of independent directors.

Director Elections at Companies with All-Insider Boards (Japan)

Beginning in 2013, ISS will recommend a vote AGAINST the top executive of a Japanese company if the board does not include at least one outside director. This policy change was already announced in advance last year, with a one-year moratorium on implementation to give Japanese companies time to secure qualified candidates. This is a reminder of the new policy, and is not a further change to the policy announced last year.

2013 International Corporate Governance Policy Updates	-9-

Audit

Corporate Governance Issue:

Voting on Appointment of Auditors and Election of Audit Committee Members (Hong Kong/Singapore)

Current Recommendation: With regard to proposals to (re)appoint auditors, vote FOR the appointment of auditors and authorizing the board to fix their remuneration, unless:

  There are serious concerns about the accounts presented or the audit procedures used;

  The auditor is being changed without explanation; or

  Non-audit related fees are substantial or are routinely in excess of standard annual audit fees.

Whilst ISS will consider the nature and scope of non-audit fees when assessing their magnitude, where non-audit fees have constituted more than 50 percent of total auditor compensation during three out of the five most recent financial years, ISS will ordinarily not recommend support for the reelection of the audit firm.

Under the current policy, the lack of disclosure of audit fees and/or non-audit fees does not warrant a vote against the appointment of external auditors or audit committee members. In reviewing total auditor compensation, Hong Kong/Singapore policy recommends voting against the appointment of external auditors where non-audit fees have constituted more than 50 percent of total auditor compensation during three out of the five most recent financial years. Additionally, there is no policy on director election that addresses the responsibility of the audit committee with regard to the fees paid to the auditor.

Key Changes: (1) ISS will recommend a vote against all audit committee members who are up for reelection when audit fees and/or non-audit fees are not disclosed. (2) Regarding the review of fees paid to external auditors, ISS will consider only the current fiscal year in review instead of a five-year period. Additionally, reelection of audit committee members will be opposed when the company has paid excessive non-audit fees.

New Recommendations:

Appointment of Auditor

Vote FOR proposals to (re)appoint auditors and authorize the board to fix their remuneration, unless:

  There are serious concerns about the accounts presented or the audit procedures used;

  The auditor is being changed without explanation; or

  The non-audit fees exceed the audit fees paid to the external auditor in the latest fiscal year without satisfactory explanation.

Whilst ISS will consider the nature and scope of non-audit fees when assessing their magnitude, where non-audit fees have constituted more than 50 percent of total auditor compensation during the most recent fiscal year, ISS will ordinarily not recommend support for the reappointment of the audit firm. ISS will make an exception to this policy if the non-audit fees in question relate to special projects or are due to unusual circumstances, and are not recurring in nature and are unlikely to create conflicts of interest. An example of acceptable "non-audit" fees would be fees for a special audit in connection with an IPO.

2013 International Corporate Governance Policy Updates	-10-

Election of Directors

Generally vote AGAINST all members of the audit committee up for reelection if:

  The non-audit fees paid to the auditor exceed audit fees without satisfactory explanation; or

  The company did not disclose the audit fees and/or non-audit fees in the latest fiscal year.

Rationale for Update:

Poor Disclosure of Audit Fees

Both in Hong Kong and Singapore, the breakdown between audit vs. non-audit fees is generally provided as regulators in both markets now require disclosure of these fees. However, a small minority of companies continues not to disclose the breakdown of audit and non-audit fees, preventing shareholders from assessing whether non-audit fees are excessive related to audit fees and if there are any conflicts of interest.

That said, a recommendation to vote against the appointment of the auditor due to poor disclosure may not be in shareholders' best interests. These resolutions are binding in these markets, and disapproval could result in the company not having an auditor until a replacement is found and approved by shareholders at a general meeting. Rather than opposing the reappointment of the auditor, ISS believes that the audit committee should be held accountable for failure to disclose the minimal information necessary to evaluate the independence of the auditor.

Audit Fees for Past Year

The vast majority of companies in these markets do not pay excessive non-audit fees, and virtually no firm has consistently paid excessive non-audit fees for three out of five years. Furthermore, in cases where a company paid excessive non-audit fees, most of the time these fees were paid in relation to an exceptional event, such as an IPO. Companies that pay excessive non-audit fees are rare exceptions. Therefore, the five-year look back period when reviewing fees paid to the auditor under the current policy is unnecessary and may have an unintended consequence of implicitly endorsing an auditor providing excessive non-audit services for certain fiscal years. As such, the one-year look back period under the new policy is more appropriate and in line with English-speaking markets. Additionally, given the audit committee's oversight role, it should be held accountable for having the auditor engage in excessive non-audit services and thus potentially compromising its independence and objectivity.

2013 International Corporate Governance Policy Updates	-11-

COMPENSATION

Corporate Governance Issue:
Voting on Stock Option or Restricted Stock Incentive Plans (China)

Current Recommendation:

Vote AGAINST an option scheme if:

  The plan permits options to be issued with an exercise price at a discount to the current market price; and/or

  The maximum dilution level for the scheme exceeds ISS guidelines of 5 percent of issued capital for a mature company and 10 percent for a growth company. However, ISS will support plans at mature companies with dilution levels up to 10 percent if the plan includes other positive features such as challenging performance criteria and meaningful vesting periods, as these features partially offset dilution concerns by reducing the likelihood that options will become exercisable unless there is a clear improvement in shareholder value; and/or

  Directors eligible to receive options under the scheme are involved in the administration of the scheme.

Key Changes: Revise the current policy by taking into account restricted stock plans and recommend against those incentive plans whose performance hurdles for the fiscal year are set in the second half of the year.

New Recommendation:

Vote AGAINST a stock option scheme if:

  The plan permits options to be issued with an exercise price at a discount to the current market price;

  The maximum dilution level for the scheme exceeds ISS guidelines of 5 percent of issued capital for a mature company and 10 percent for a growth company. However, ISS will support plans at mature companies with dilution levels up to 10 percent if the plan includes other positive features such as challenging performance criteria and meaningful vesting periods, as these features partially offset dilution concerns by reducing the likelihood that options will become exercisable unless there is a clear improvement in shareholder value;

  Directors eligible to receive options under the scheme are involved in the administration of the scheme; or

  The company fails to set challenging performance hurdles for exercising the stock options compared with its historical financial performance or the industry benchmarks.

2013 International Corporate Governance Policy Updates	-12-

Generally vote AGAINST a stock option scheme if:

  The scheme is proposed in the second half of the year and the measurement of the company's financial performance starts from the same year. The rationale is that the company's financial performance has been largely determined for that particular year and thus by linking the vesting conditions of part of the options to that year's financial performance, the company is providing incentives for the period of the second half only, which can either be too aggressive (if the target is far out of reach) or too insufficient (i.e., the target has already been reached).

Vote AGAINST a restricted stock scheme if:

  The grant price of the restricted shares is less than 50 percent of the average price of the company's shares during the 20 trading days prior to the pricing reference date;

  The maximum dilution level for the scheme exceeds ISS guidelines of 5 percent of issued capital for a mature company and 10 percent for a growth company. However, ISS will support plans at mature companies with dilution levels up to 10 percent if the plan includes other positive features such as challenging performance criteria and meaningful vesting periods, as these features partially offset dilution concerns by reducing the likelihood that restricted shares will be unlocked unless there is a clear improvement in shareholder value;

  Directors eligible to receive restricted shares under the scheme are involved in the administration of the scheme; or

  The company fails to set challenging performance hurdles for unlocking the restricted shares compared with its historical financial performance or the industry benchmarks.

Generally vote AGAINST a restricted stock scheme if:

  The scheme is proposed in the second half of the year and the measurement of the company's financial performance starts from the same year. The rationale is that the company's financial performance has been largely determined for that particular year and thus by linking the vesting conditions of part of the restricted stocks to that year's financial performance, the company is providing incentives for the period of the second half only, which can either be too aggressive (if the target is far out of reach) or too insufficient (i.e., the target has already been reached).

Rationale for Update: Given that restricted stock plans are becoming more prevalent in China, ISS has adopted a separate voting policy specifically for these incentive plans in addition to the existing policy which only addresses stock option schemes. A recommendation to vote against a restricted stock scheme with a grant price lower than 50 percent of the average price of the company's shares during the 20 trading days prior to the pricing reference date is in line with China Securities Regulatory Commission (CSRC) requirements.

Furthermore, one-year performance periods are rarely seen in China. Performance periods usually last for two to four years, with performance hurdles set for each year. If the company proposes an equity-based compensation plan in the second half of the year while still using the financial performance of the same year as one of the performance hurdles, it is questionable whether the intended incentivizing purpose can be achieved.

2013 International Corporate Governance Policy Updates	-13-

CAPITAL

Corporate Governance Issue:
Voting on Debt Issuance Requests (China, Hong Kong, and India)

Current Recommendation:

Debt Issuance Requests

  Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

  Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity issuance requests.

  Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

  Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

  Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Key Changes: (1) Develop an overarching view on debt-related proposals, and (2) Clarify under which circumstances a recommendation to vote against these proposals would be justified.

New Recommendation:

Debt Issuance Requests

  Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

  Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity-issuance requests.

  Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

In evaluating debt-related proposals, the following factors will be considered:

  Rationale/use of proceeds: Why does the company need additional capital? How will that capital be used?

  Terms of the debts: Are the debt instruments convertible into equity? What are the interest rate and maturity dates? Any call or put options? Often these terms will not be determined until the time of issuance of debt instruments (or when the actual loan agreement is signed). The terms of the debts would generally be determined by the market conditions, and lack of disclosure concerning these terms should not be a cause for significant concern so long as the debt is not convertible into equity.

  Size: At a minimum, the size of the debt issuance/potential borrowing should be disclosed.

  The company's financial position: What is the company's current leverage and how does that compare to its peers?

  The risk of non-approval: What might happen if the proposal is not approved? Are there any alternative sources of funding? Could the company continue to fund its operations? Would it hinder the company's ability to realize opportunities?

2013 International Corporate Governance Policy Updates	-14-

A distinction should be made between a specific debt issuance or pledging of assets, and authority to issue or increase debt;

as in the case of specific equity issuances and requests for authority to issue equity. For specific debt issuances or pledging of assets, while the above factors will be examined, in general a vote FOR these proposals will be warranted if:

  The size of the debt being requested is disclosed;

  A credible reason for the need for additional funding is provided;

  Details regarding the assets to be pledged are disclosed (for specific asset pledge proposals); AND

  There are no significant causes for shareholder concern regarding the terms and conditions of the debt.

So long as the proposal meets the above conditions, a vote FOR will be warranted even if the company has a high level of debt or the proposed issuance could result in a large increase in debt. A vote AGAINST will be warranted only in extremely egregious cases or where the company fails to provide sufficient information to enable a meaningful shareholder review.

Where a general authority to issue debt or pledge assets is requested, in addition to the above criteria, we will oppose such proposal if it could result in a potentially excessive increase in debt. A potential increase in debt may be considered excessive when:

  The proposed maximum amount is more than twice the company's total debt;

  It could result in the company's debt-to-equity ratio exceeding 300 percent (for non-financial companies); AND

  The maximum hypothetical debt-to-equity ratio is more than three times the industry and/or market norm.

When the above conditions are met, the proposed increase in debt may be considered excessive and thus the proposal may warrant an against vote. If we do not have data regarding the normal level of debt in that particular industry or market, only the company-specific information will be considered.

Pledging of Assets for Debt

Vote FOR proposals to approve the specific pledging of assets for debt if:

  The size of the debt being requested is disclosed;

  A credible reason for the need for additional funding is provided;

  Details regarding the assets to be pledged are disclosed; AND

  There are no significant causes for shareholder concern regarding the terms and conditions of the debt.

For proposals seeking a general authority to pledge assets for debt, the specific assets to be pledged need not be disclosed. However, in such cases, the authority should be limited such that it would not result in an excessive increase in debt. If the proposal grants excessive authority to the board or management, a vote AGAINST will be recommended.

In certain countries, shareholder approval is required when a company needs to secure a debt issuance with its assets. In many cases, this is a routine request and is a formality under the relevant law. When reviewing such proposals, ISS takes into account the terms of the proposed debt issuance, the company's overall debt level, and the company's justification for the pledging of assets.

ISS will issue vote recommendations against specific requests to pledge an asset in cases where no information regarding the size of the debt to be raised is disclosed, no credible explanation for the need of funding is provided, no details regarding the assets to be pledged are disclosed, or in extreme cases where shareholders' rights and economic interests could be negatively affected. When the board is requesting a general authority to pledge assets, the details regarding the assets to be pledged need not be disclosed; however, ISS will oppose such a proposal if it would grant the board excessive authority.

Increase in Borrowing Powers

Vote FOR proposals to approve increases in a company's borrowing powers if:

  The size of the debt being requested is disclosed;

  A credible reason for the need for additional funding is provided;

  The potential increase in debt is not excessive; AND

  There are no significant causes for shareholder concern regarding the terms and conditions of the debt.

2013 International Corporate Governance Policy Updates	-15-

In some countries, companies are required to seek shareholder approval for increases in their aggregate borrowing power authorities. The aggregate limit on the board's ability to borrow money is often fixed in a company's articles, and shareholder approval to change this limit is therefore legally required. ISS’ analysis of borrowing power increase requests takes into account management's stated need for the increase, the size of the increase, and the company's current gearing level. Large increases in borrowing powers can sometimes result in dangerously high debt-to-equity ratios that could harm shareholder value. If no information regarding the limit on the borrowing power is disclosed, no credible explanation for the need of funding is provided, or an increase is excessive considering the company's debt level as well as normal levels of debt in its industry or market, ISS recommends opposing the request.

Rationale for Update: Debt-related proposals are fairly common in many Asian markets. A common framework with which to analyze these proposals, which includes details of the positive and negative factors impacting the case-by-case analysis, will ensure consistent treatment of similar proposals across different markets, and at different companies within the same market. The proposed policy change will also increase transparency for both investors and for issuers.

Corporate Governance Issue:
Voting on Loan Guarantee Requests (China, Hong Kong, and India)

Current Recommendation:

China

Chinese companies often provide loan guarantees for subsidiaries, affiliates, and related parties.

Article 14 of the Code of Corporate Governance states that a listed company shall not provide financial guarantees for its shareholders or their affiliates, whilst both the SSE and SZSE Listing Rules stipulate which guarantee transactions must be submitted to shareholders for approval.

In analyzing such requests, ISS will examine such requests on a CASE-BY-CASE basis, with reference to the identity of the entity receiving the guarantees, the relationship between the listed company and the entity receiving the guarantee, the purpose of the guarantee, and the terms of the guarantee agreement.

No policy for Hong Kong or India.

Key Changes: Clarify the policy on provision of loan guarantees and the factors ISS considers for these markets. Specifically, ISS' internal guideline for China will be codified into policy for China, Hong Kong, and India.

New Recommendation:

China

Chinese companies often provide loan guarantees for subsidiaries, affiliates, and related parties.

Article 14 of the Code of Corporate Governance states that a listed company shall not provide financial guarantees for its shareholders or their affiliates, whilst both the SSE and SZSE Listing Rules stipulate which guarantee transactions must be submitted to shareholders for approval.

Such requests will be evaluated on a CASE-BY-CASE basis. Generally vote AGAINST the provision of a guarantee where:

  The identity of the entity receiving the guarantee is not disclosed;

  The guarantee is being provided to a director, executive, parent company, or affiliated entities where the company has no direct or indirect equity ownership; or

2013 International Corporate Governance Policy Updates	-16-

  The guarantee is provided to an entity in which the company's ownership stake is less than 75 percent and such guarantee is not proportionate to the company's equity stake or other parties have not provided a counter guarantee.

When the proposed guarantee does not fall into the above criteria, vote FOR such request provided that there are no significant concerns regarding the entity receiving the guarantee, the relationship between the listed company and the entity receiving the guarantee, the purpose of the guarantee, or the terms of the guarantee agreement. Examples of such concerns include a previous default by the entity receiving the guarantee or a sub-investment grade credit rating.

Hong Kong

Chinese companies listed in Hong Kong often provide loan guarantees for subsidiaries, affiliates, and related parties. Such requests will be evaluated on a CASE-BY-CASE basis. Generally vote AGAINST the provision of a guarantee where:

  The identity of the entity receiving the guarantee is not disclosed;

  The guarantee is being provided to a director, executive, parent company, or affiliated entities where the company has no direct or indirect equity ownership; or

  The guarantee is provided to an entity in which the company's ownership stake is less than 75 percent; and such guarantee is not proportionate to the company's equity stake or other parties have not provided a counter guarantee.

When the proposed guarantee does not fall into the above criteria, vote FOR such request provided that there are no significant concerns regarding the entity receiving the guarantee, the relationship between the listed company and the entity receiving the guarantee, the purpose of the guarantee, or the terms of the guarantee agreement. Examples of such concerns include a previous default by the entity receiving the guarantee or a sub-investment grade credit rating.

India

Indian companies often provide loan guarantees for subsidiaries, affiliates, and related parties.

Such requests will be evaluated on a CASE-BY-CASE basis. Generally vote AGAINST the provision of a guarantee where:

  The identity of the entity receiving the guarantee is not disclosed;

  The guarantee is being provided to a director, executive, parent company, or affiliated entities where the company has no direct or indirect equity ownership; or

  The guarantee is provided to an entity in which the company's ownership stake is less than 75 percent; and such guarantee is not proportionate to the company's equity stake or other parties have not provided a counter guarantee.

When the proposed guarantee does not fall into the above criteria, vote FOR such request provided that there are no significant concerns regarding the entity receiving the guarantee, the relationship between the listed company and the entity receiving the guarantee, the purpose of the guarantee, or the terms of the guarantee agreement. Examples of such concerns include a previous default by the entity receiving the guarantee or a sub-investment grade credit rating.

Rationale for Update: The provision of a loan guarantee by the company could be beneficial to the firm, but could also expose the firm and its shareholders to unnecessary risks. Provision of a guarantee would enable the entity receiving the guarantee to obtain more favorable terms from lenders, reducing the cost of borrowing. Therefore, if a guarantee is provided to a subsidiary, it could ultimately reduce the borrowing cost for the overall group. That said, the provision of a guarantee increases the risks at the company as the company could be held fully liable for debts owed by these entities. Without these guarantees, the company's liability could be limited even for wholly owned subsidiaries. Therefore, where the company's board cannot exercise proper oversight and control over the entities being guaranteed or where the company is taking a disproportionate financial risk relative to its ownership stake, the risks may outweigh the potential benefits.

2013 International Corporate Governance Policy Updates	-17-

The policy change establishes a clear guideline on the factors ISS considers reasonable while maintaining some flexibility for exemptions if the company provides a compelling rationale in support of the proposal.

Corporate Governance Issue:
Voting on Capital Raising Requests (Taiwan)

Current Recommendation: Vote FOR share issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital (based on ISS' International Policy).

Key Change: Establish a policy that is specific to the Taiwanese market.

New Recommendation: Generally vote FOR a general mandate for public share issuance if the issue size is no more than 20 percent of the existing issued share capital.

Generally vote FOR a general share issuance mandate that includes a private placement as one of the financing channels if the resulting dilution rate is no more than 10 percent.

Vote CASE-BY-CASE on requests to issue shares for a specific purpose such as the financing of a particular project, an acquisition, or a merger.

Rationale for Update: There are four capital raising channels that require shareholder approval in Taiwan:

  Issuance of new ordinary shares via a private placement;

  Issuance of convertible bonds via a private placement;

  Public issuance of new ordinary shares; and

  Public issuance of new shares to sponsor global depositary receipt (GDR) issuance.

Taiwanese companies normally seek authority to raise capital through one or a combination of the abovementioned channels, with the authority lasting for one year. This is, in essence, a general issuance mandate allowing companies to issue shares, convertible bonds, or GDRs up to a certain amount. The specific capital raising channel and usage of raised proceeds will be determined by the board at a later stage should the board decide to exercise this authority.

Additionally, it is not mandatory in Taiwan to have an independent director, and the vast majority of Taiwanese boards have minimal or no independent representation. Given the prevalence of insider-dominated boards in Taiwan, ISS believes that stricter limits should be placed on a general mandate that includes a private placement so as to reduce the risk of abuse by insiders for their own benefit.

Dilution resulting from capital raising, whether in the form of a public issuance or a private placement, continues to be a significant concern to investors. In 2012, ISS observed that 51.35 percent of the general issuance mandates with private placement will lead to dilution between 20 percent and 50 percent, while 16.22 percent will lead to more than 50 percent dilution. Out of 19 general issuance mandates for public issuance, 13 will result in a dilution rate exceeding 20 percent, on the assumption that no preemptive rights will be exercised. Preemptive rights are granted to existing shareholders by default, but, in the event of a public issuance, shareholders are usually asked to forfeit part or all of their preemptive rights to facilitate the book building process or the GDR issuance.

The new policy safeguards shareholders' interests and also is consistent with International guidelines and Hong Kong guidelines for general issuance mandates.

2013 International Corporate Governance Policy Updates	-18-

ENVIRONMENTAL AND SOCIAL ISSUES Corporate

Governance Issue:
Voting on Social and Environmental Proposals (Global)

Current Recommendation: None

Key Change: Establish overarching principles for social and environmental proposals for all markets.

New Recommendation: Issues under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor covered standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short-term or long-term.

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will be considered:

  If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

  If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

  Whether the proposal's request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;

  The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

  If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

  If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Rationale for Update: This policy update codifies the overarching principles that are applied to all markets, globally, and clarifies the factors that ISS considers in its case-by-case evaluation of environmental and social shareholder proposals. In markets where shareholder proposals on specific environment and social issues are routinely or frequently observed on company ballots, ISS has more nuanced policies that stem from these principles to address those issues.

2013 International Corporate Governance Policy Updates	-19-

Other Issues

Corporate Governance Issue:
Voting On Mandates for Related-Party Transactions (Malaysia)

Current Recommendation: In the case of related-party transaction (RPT) mandates in Malaysia, generally vote FOR such proposals unless there is evidence of problems or abuse of authority in the past.

Key Changes: (1) Establish a guideline for RPT mandates in Malaysia. (2) Apply a materiality test to business transactions where an independent director (under the company's classification) has an interest and recommend a vote against transactions in excess of the threshold on the basis that involvement of such director in material transactions compromises his/her independence.

New Recommendation: Vote AGAINST a related-party transaction mandate if:

(a)   A director who is classified by the company as independent has a vested interest 1 in the business transaction, AND

(b)  The value of the transaction exceeds MYR 250,0002.

In addition, directors involved in related-party transactions in excess of MYR 250,000 will be classified as non-independent by ISS.

Rationale for Update: Involvement of independent directors in business transactions, while carried out in the ordinary course of business of the company, can arguably interfere with the exercise of the director's independent judgment or the ability to act in the best interests of the company. As such, supporting these proposals despite potential conflicts of interest is contrary to ISS' view that an independent director should be free of material financial, transactional, or other relationships that might compromise his or her ability to fulfill his or her duties as an independent director.

The updated policy would set a threshold above which such transactions would be deemed likely to have a negative impact on director independence. The MYR 250,000 threshold is based on disclosure and approval requirements under the Bursa Malaysia Listing Requirements (see footnote 2 at bottom of page).

In line with the updated policy, the names of directors interested in the transaction(s), their relationship or affiliation with the parties involved, and the value of the transaction(s) will be provided in ISS' analysis of all RPT mandate proposals.

Corporate Governance Issue:
Voting on General Authority to Provide Financial Assistance (South Africa)

Current Recommendation: No formal policy. The current approach when considering these resolutions (which have been common in South Africa since 2011) has been to vote FOR, albeit drawing attention to resolutions which have a broader scope than routine proposals.

Key Change: Introduce a formal policy.

New Recommendation: Vote FOR a general authority to provide financial assistance, unless:

1By virtue of being a partner, executive, or major shareholder of the related-party holding more than a 10 percent equity stake or being the direct recipient of the transaction. For the purpose of clarification, directors who are deemed interested by virtue of being a director at the transacting party or who hold immaterial interest in the transacting party will be exempted.

2 Under Bursa Malaysia Listing Requirements, related-party transactions where the value of the transaction is less than MYR 250,000 are exempt from disclosure and approval requirements.

2013 International Corporate Governance Policy Updates	-20-

  As part of the authority, the company requests a general authority to provide financial assistance to directors, and this is not limited to participation in share incentive schemes; and/or

  As part of the authority, the company seeks approval to provide financial assistance "to any person."

Evidence that the company has used a previous authority in a manner deemed not to be in shareholders' interests would warrant further review and analysis.

Rationale for Update: The Companies Act 2008 came into effect on May 1, 2011. It includes sections on the provision by companies of "financial assistance," e.g. loans or loan guarantees. In an extension of previous practice, under the Act, companies are required to seek shareholder approval in advance of providing certain forms of financial assistance:

  To related or interrelated companies (see below for definition);

  To directors or "prescribed officers" (i.e., senior executives who are not directors); or

  For the purpose of (a) subscribing for any options or securities issued by the company or a related or interrelated company, or (b) purchasing any securities of the company or a related or interrelated company.

Under the Act, a company is related or interrelated to another company if (a) either of them directly or indirectly controls the other, or the business of the other, (b) either is a subsidiary of the other, or (c) a person directly or indirectly controls each of them, or the business of each of them.

In response to the Act, since 2011, many companies have added a routine item to their annual general meeting agendas requesting authorities from shareholders covering some or all of the areas of financial assistance discussed above. These are normally general authorities, in that they relate not to a specific instance of financial assistance but are intended to provide the company with flexibility to operate under the new legal framework.

The policy is intended to provide a framework for addressing the approaches companies have taken with respect to requesting these authorities. It also provides a way of highlighting concerns that certain general authorities regarding the provision of financial assistance could give boards considerable flexibility to make loans to directors, or to outside persons or organizations, without any further formal shareholder oversight.

2013 International Corporate Governance Policy Updates	-21-

Foreign Private Issuers Listed on U.S. Exchanges

Corporate Governance Issue:
Voting at companies incorporated in tax and governance havens and listed on U.S. exchanges as Foreign Private Issuers

Current Recommendation: No explicit policy

Key Change: Create an explicit policy for companies listed on U.S. exchanges as Foreign Private Issuers (FPIs) and taking exemptions to U.S. governance and disclosure rules

New Recommendation: Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. In all other cases, equity compensation plans will be evaluated according to ISS International Proxy Voting Guidelines.

All other voting items will be evaluated using ISS International Proxy Voting Guidelines.

Rationale for Update: In recent years there has been an increase in the number of companies primarily or solely listed on a U.S. exchange, but which are incorporated outside the U.S. and which meet the definition of a foreign private issuer (FPI). FPIs are defined as companies whose business is administered principally outside the U.S., with more than 50 percent of assets located outside the U.S.; a majority of whose directors/officers are not U.S. citizens or residents; and a majority of whose outstanding voting shares are held by non-residents of the U.S. Such companies are allowed to take exemptions from the disclosure and corporate governance requirements that apply to most companies traded on U.S. exchanges, and instead follow the corporate governance practices of their home country. However, most FPIs are incorporated in tax and governance havens such as Bermuda, the Marshall Islands, or the Cayman Islands, which impose few requirements related to disclosure and corporate governance.

Notwithstanding FPIs' exemption from many SEC rules and stock market listing requirements, many investors believe that companies primarily listed in the U.S., and seeking capital mainly from U.S. investors, should conform to the reasonable expectations of those investors regarding board and committee independence. The lack of a robust regulatory regime, coupled with the fact that many FPI companies have a controlling shareholder, mean that an independent board is the only entity that can be expected to protect the interests of minority shareholders. The key feature of this FPI policy, therefore, is the expectation that these companies will have a majority-independent board and all-independent key committees.

2013 International Corporate Governance Policy Updates	-22-

DISCLOSURE/DISCLAIMER

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the "Information") is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

2013 International Corporate Governance Policy Updates	-23-

European Corporate Governance Policy

2013 Updates

November 16, 2012

Institutional Shareholder Services Inc.

Copyright © 2012 by ISS

www.issgovernance.com

ISS' European Corporate Governance Policy

2013 Updates

Effective for Meetings on or after Feb. 1, 2013

Updated Nov. 16, 2012

These policy updates present changes and clarifications to ISS' European benchmark guidelines for 2013. If new issues arise, such as shareholder proposals or regulatory developments, prior to the next formal update, ISS will adopt policies to cover such issues on an as-needed basis. Note that markets covered in this updates document exclude Eastern Europe. The voting policy applied by ISS in the U.K. is that of the National Association of Pension Funds (NAPF) and an update to that policy document will be issued by the NAPF.

INTRODUCTION	3

BOARD	4

Voting on Director Nominees in Uncontested Elections	4
Director Nominee Disclosure (Global)	4
CEO to Chair Succession (Austria)
Voto di Lista (Italy)	6
Overboarding (Europe)	7
Censors (France)	8

ENVIRONMENTAL AND SOCIAL ISSUES	10

Voting on Social and Environmental Proposals (Global)	10

DISCLOSURE/DISCLAIMER	11

2013 European Corporate Governance Policy Updates	-2-

INTRODUCTION

Each year, ISS’ Global Policy Board conducts a robust and transparent global policy formulation process which culminates in benchmark guidelines to be used in its proxy voting research for the upcoming year. To that end, ISS is pleased to announce its 2013 Global Policy Updates.

The complete set of ISS Global Benchmark Policy Guidelines consider market-specific recommended best practices, transparency, and disclosure when addressing issues such as board structure, director accountability, corporate governance standards, executive compensation, shareholder rights, corporate transactions, and social/environmental issues. The updates contained in this document reflect changes to regional proxy voting policies. These changes are based on significant engagement and outreach with multiple constituents in the corporate governance community, along with a thorough analysis of regional regulatory changes, best practices, voting trends, and academic research.

The 2013 policy updates are grouped by region, including separate documents that specifically address US, Europe, Canada, and International policy changes. Highlights and key changes for the upcoming year include:

  Pay for Performance Evaluation, including peer groups and realizable pay (US)

  Board Responsiveness to Majority Supported Proposals (US)

  Pledging of Company Stock (US)

  Pay for Performance Evaluation, including quantitative and qualitative factors (Canada)

  Voto di Lista (Italy)

  Overboarded Directors (Hong Kong and Singapore)

  Board Tenure (Hong Kong and Singapore)

  Director Nominee Disclosure (Global)

In addition to creating the updates to ISS’ Global Policies, the ISS Research team collaborates with over 400 custom clients to ensure that their voting policies reflect their voting philosophy and are updated to take into account trends, practices, and regulatory changes in each market in which they invest.

The full text of the updates, along with detailed results from the Policy Survey, as well as comments received during the open comment period, are all available on ISS’ Web site under the Policy Gateway.

The ISS 2013 Global Policy Updates will be effective for meetings on or after February 1, 2013.

This document presents the changes being made to ISS' Benchmark European Corporate Governance Policies. If you have any questions, please contact ISS_EU-research@issgovernance.com.

2013 European Corporate Governance Policy Updates	-3-

BOARD

Corporate Governance Issue:
Voting on Director Nominees in Uncontested Elections

Director Nominee Disclosure (Global)

Current Recommendation: ISS will recommend a vote AGAINST the election of directors if disclosure of nominee names has not been provided in a timely manner. This policy applies globally, with some exceptions, as listed below.

  Latin America (ex-Brazil): Vote AGAINST the election of directors at main-index companies if the name of the nominee is not disclosed in a timely manner prior to the meeting.

  Eastern Europe (ex-Russia): Vote FOR despite lack of disclosure.

  Middle East and North Africa: Vote FOR despite lack of disclosure.

  Turkey:

  Main index companies: Vote AGAINST the election of directors at main-index companies if nominee names are not disclosed in a timely manner prior to the meeting.

  Non-index core companies: Always vote FOR, but in the absence of disclosure of nominee names include in the vote recommendation box the following sentence: Due to the lack of disclosure provided by the company, investors should consider whether an abstention is warranted to register discontent with the company’s disclosure practices.

  Non-index, non-core companies: Vote FOR despite lack of disclosure.

Key Changes: Modify the policy to recommend against the election of directors at all companies if nominee names are not disclosed in a timely manner prior to the meeting. The policy would include a one-year grace period for Poland and for non- index Turkish companies during which ISS would include cautionary language in its research reports; the policy would be fully implemented in these markets in 2014.

New Recommendation: ISS will recommend a vote AGAINST the election of directors at all companies if the name of the nominee is not disclosed in a timely manner prior to the meeting.

Grace period: Vote FOR the election of directors at all Polish companies and non-index Turkish companies in 2013 even if nominee names are not disclosed in a timely manner prior to the meeting, but include cautionary language in research report. Beginning in 2014, vote AGAINST the election of directors at all Polish companies and non-index Turkish companies if nominee names are not disclosed in a timely manner prior to the meeting.

Rationale for Update: Although lack of nominee disclosure remains market practice in several countries, this significantly disenfranchises shareholders’ voting by proxy. Nonetheless, global disclosure practices have noticeably evolved in recent years: in Brazil, the largest market in Latin America, detailed disclosure is now mandatory. In Europe, the introduction of the EU Shareholder Rights Directive has improved nominee disclosure practices among member states.

Local legislation in Poland allows shareholders to nominate directors up until the date of the general meeting, which has been used to waive the application of the current policy in Poland in the past. However, given the significant improvement in nominee disclosure practices in the EU Member States after the introduction of the EU Shareholder Rights Directive, this lack of disclosure, albeit allowed under local law, shall no longer be acceptable to ISS following a one-year period for Polish issuers during which ISS will include cautionary language in its research reports.

Due to legislative changes published at the end of 2011 in Turkey, companies must now provide the names of independent director candidates prior to the respective company's general assembly. However, most Turkish companies do not provide the names of the remaining (non-independent) candidates. ISS will continue to recommend that shareholders vote against director election proposals at main-index Turkish companies that fail to disclose the names of all board nominees. For non- index Turkish companies, lack of disclosure (albeit allowed under local law) shall no longer be acceptable following a one- year period during which ISS will include cautionary language in its research reports.

2013 European Corporate Governance Policy Updates	-4-

According to ISS’ 2012-2013 policy survey, more than 76 percent of institutional investors indicated that they would vote against the election of directors at all companies in Latin America, Eastern Europe, and the Middle East/North Africa for failure to disclose nominee names.

The updated policy would be better aligned with global best practices and the growing expectations of institutional investors. Furthermore, the proposed one-year grace period would allow non-Index Turkish companies sufficient time to adapt to recent regulatory changes; it would also communicate the upcoming policy change to companies in Poland, where ISS’ current policy does not differentiate between index and non-index issuers.

CEO to Chair Succession (Austria)

Current Recommendation: ISS will generally recommend a vote AGAINST the election or reelection of a former CEO as chairman to the supervisory board or board of directors at widely held companies* in Germany, the U.K. and the Netherlands. In markets such as Germany, where the general meeting only elects the nominees and, subsequently, the new board's chairman, ISS will generally recommend a vote AGAINST the election or reelection of a former CEO, unless the company has publicly confirmed prior to the general meeting that s/he will not proceed to become chairman of the board.

Considerations should be given to any of the following exceptional circumstances on a CASE-BY-CASE basis if:

  There are compelling reasons that justify the election or reelection of a former CEO as chairman; or

  The former CEO is proposed to become the board's chairman only on an interim or temporary basis; or

  The former CEO is proposed to be elected as the board's chairman for the first time after a reasonable cooling- off period.

  The board chairman will not receive a level of compensation comparable to the company's executives nor assume executive functions in markets where this is applicable.

*ISS defines a "widely held" company using the following factors:

1. Number of clients holding the security; and

2. Membership in a major index.

Key Changes: (1) Add Austria to the markets for which this policy applies, and (2) remove U.K. reference, including the fourth bullet point, which only applies to the U.K., because European voting policy does not include the U.K.

New Recommendation: ISS will generally recommend a vote AGAINST the election or reelection of a former CEO as chairman to the supervisory board or board of directors at widely held companies* in Germany, Austria, and the Netherlands. In markets such as Germany, where the general meeting only elects the nominees who subsequently select the new board's chairman, ISS will generally recommend a vote AGAINST the election or reelection of a former CEO, unless the company has publicly confirmed prior to the general meeting that he will not become chairman of the board. Considerations should be given to any of the following exceptional circumstances on a CASE-BY-CASE basis if:

  There are compelling reasons that justify the election or reelection of a former CEO as chairman; or

  The former CEO is proposed to become the board's chairman only on an interim or temporary basis; or

  The former CEO is proposed to be elected as the board's chairman for the first time after a reasonable cooling- off period.

2013 European Corporate Governance Policy Updates	-5-

*ISS defines a "widely held" company using the following factors:

1. Number of clients holding the security; and

2. Membership in a major index.

Rationale for Update: Over the past years, investors have come to view the practice of CEOs transitioning to the supervisory board chairmanship with increasing skepticism. The German and Austrian two-tier board systems make a strict distinction between the management board as the executive body and the supervisory board as the controlling body in order to guarantee independent oversight of management, and there is concern that the direct transition of the chief executive to the supervisory board chairmanship may blur these responsibilities in a way that harms independent oversight.

As of the beginning of 2012, Rule 55 of the Austrian Corporate Governance Code recommends that the chairman of the supervisory board shall not be the former chairman of the management board unless a cooling-off period of at least two years has passed since the termination of the function as an executive. This recommendation is similar to the legal situation in Germany. The addition of Austria to the current ISS policy is in line with market best practice.

Voto di Lista (Italy)

Current Recommendation: In Italy, for MSCI EAFE companies, the election of directors takes place through the voto di lista mechanism (similar to slate elections). Unfortunately, the various lists are rarely released more than 10 days in advance of the meeting. Before the lists of director nominees are disclosed, ISS will recommend a vote AGAINST the director elections at such companies. Once the various lists of nominees are disclosed, ISS will issue an alert to its clients and, if appropriate, change its vote recommendation to support one particular slate.

Key Changes: The publication date for lists would be changed from 10 days before the meeting to 21 days before the meeting for companies that fall under the authority of the European Shareholder Rights Directive (SRD). For those companies to which the SRD does not apply (i.e. seven Italian local banks out of about 270 listed companies), ISS would continue to issue an initial negative voting recommendation for director elections, followed by a subsequent alert, due to lack of available information at the time the ISS report is published.

New Recommendation: In Italy, director elections generally take place through the voto di lista mechanism (similar to slate elections). Since the Italian implementation of the European Shareholder Rights Directive (effective since Nov. 1, 2010), issuers must publish the various lists 21 days in advance of the meeting.

Since shareholders only have the option to support one such list, where lists are published in sufficient time, ISS will recommend a vote on a CASE-BY-CASE basis, determining which list of nominees it considers is best suited to add value for shareholders based, as applicable, on ISS European policies for Director Elections and for Contested Director Elections.

Those companies that are excluded from the provisions of the European Shareholder Rights Directive publish lists of nominees 10 days before the meeting. In the case where nominees are not published in sufficient time, ISS will recommend a vote AGAINST the director elections before the lists of director nominees are disclosed. Once the various lists of nominees are disclosed, ISS will issue an alert to its clients and, if appropriate, change its vote recommendation to support one particular list.

Rationale for Update: The Italian implementation of the SRD (effective from Nov. 1, 2010) requires that lists of nominees to director and internal auditor elections be published at least 21 days ahead of the meeting (previously 10 days). At the moment, Italian law excludes local banks from the application of the SRD. Currently, there are seven listed local banks in Italy, out of about 270 listed companies.

2013 European Corporate Governance Policy Updates	-6-

The updated policy acknowledges this disclosure improvement and clarifies that ISS will no longer need to apply an initial negative vote recommendation against director elections, followed by an alert, for companies that fall under the SRD, since disclosure now generally occurs well ahead of custodial voting cutoffs. In addition, the updated policy clarifies ISS' approach in those cases when, for whatever reasons, lists of nominees are not disclosed in sufficient time.

Overboarding (Europe)

Current Recommendation: In markets where local law or best practice governance codes address overboarding, disclosure is sufficient (such as detailed director biographies which include information on the director's role on the board and other external appointments both in the local market and abroad), and markets permit individual election of directors, ISS will recommend a vote AGAINST a candidate when s/he holds an excessive number of board appointments referenced by the more stringent of the provisions prescribed in local law or best practice governance codes. An adverse vote recommendation will not be applied to a director within a company where s/he serves as CEO or chair; instead, any adverse vote recommendations will be applied to his/her additional seats on other company boards.

For markets that adopt this overboarding principle but their governance codes do not go as far as prescribing a desired maximum number of boards or their local governance codes provide for less stringent requirements, as a general rule ISS expects directors not to hold more than a total of five board appointments.

Appreciating that time commitment varies between the roles of an executive director, a chairman, and a non-executive director, unless local corporate governance codes provide specific weightings, the following rule will apply:

  Executive directors are expected not to hold other executive or chairmanship positions. They may, however, hold up to two other non-executive directorships.

  Chairmen are expected not to hold other executive positions or more than one other chairmanship position. They may, however, hold up to three other non-executive directorships.

  NEDs who do not hold executive or chairmanship positions may hold up to four other non-executive directorships.

ISS will take into account board positions held in global publicly listed companies.

For directors standing for (re)election at French companies, take into account board appointments as censors in French publicly listed companies.

Key Changes: Clarify and simplify ISS policy such that in the case of overboarding, the more stringent of the provisions prescribed in local law, the local corporate governance code, or the ISS rule of specific weightings would apply.

New Recommendation: In markets where local law or best practice governance codes address overboarding, disclosure is sufficient, and markets permit individual election of directors, ISS will recommend a vote AGAINST a candidate when s/he holds an excessive number of board appointments referenced by the more stringent of the provisions prescribed in local law or best practice governance codes, or the following rule:

  Executive directors are expected not to hold other executive or chairmanship positions. They may, however, hold up to two other non-executive directorships.

  Non-executive chairmen are expected not to hold other executive positions or more than one other chairmanship position. They may, however, hold up to three other non-executive directorships.

  Non-executive directors who do not hold executive or chairmanship positions may hold up to four other non- executive directorships.

An adverse vote recommendation will not be applied to a director within a company where he/she serves as CEO or chair; instead, any adverse vote recommendations will be applied to his/her additional seats on other company boards.

2013 European Corporate Governance Policy Updates	-7-

ISS will take into account board positions held in global publicly listed companies.

For directors standing for (re)election at French companies, take into account board appointments as censors in French publicly listed companies.

Rationale for Update: The objective of this policy change is to simplify policy and make clear that the strictest of local law/code or ISS provisions will be applied. Under the current wording of the policy, local provisions apply as long as they address overboarding even if they are less stringent than the ISS policy of specific weightings. For example, the German code only states that executives should not hold more than three supervisory board mandates. Consequently, ISS must apply the less stringent code provision for executives under the current policy. As a result of the updated policy, the more stringent of the provisions prescribed in local law, the local governance code, or the ISS policy rule would apply, i.e. in the German example, the maximum number of supervisory board memberships for executives would be reduced from three to two. A strict overboarding approach is accepted by investors in Europe and would bring the German market in line with all other Western European markets, for which this policy is applicable.

Censors (France)

Current Recommendation: For widely held companies*, ISS will generally recommend a vote AGAINST proposals seeking shareholder approval to elect a censor, to amend bylaws to authorize the appointment of censors, or to extend the maximum number of censors to the board.

However, ISS will recommend a vote on a CASE-BY-CASE basis when the company provides assurance that the censor would serve on a short-term basis (maximum one year) with the intent to retain the nominee before his/her election as director. In this case, consideration shall also be given to the nominee's situation (notably overboarding or other factors of concern).

In consideration of the principle that censors should be appointed on a short-term basis, vote AGAINST any proposal to renew the term of a censor or to extend the statutory term of censors.

*ISS will define a "widely held" company using the following factors:

1. Number of clients holding the security; and

2. Membership in a major index

Key Changes: Extend policy coverage from only widely-held French issuers to all French issuers, and delete the reference to overboarding and other factors of concern which would be considered when making a case-by-case assessment on the election of a censor.

New Recommendation: ISS will generally recommend a vote AGAINST proposals seeking shareholder approval to elect a censor, to amend bylaws to authorize the appointment of censors, or to extend the maximum number of censors to the board.

However, ISS will recommend a vote on a CASE-BY-CASE basis when the company provides assurance that the censor would serve on a short-term basis (maximum one year) with the intent to retain the nominee before his/her election as director.

Rationale for Update: As background, in France, certain boards of directors include so-called "censors," which are essentially advisers without voting rights. Censors are not defined under French law and do not bear legal liability toward shareholders, and their duties are oftentimes not clearly disclosed and may vary from company to company. The precise scope of the censor role is not uniform and is therefore defined by the relevant company’s bylaws. In most cases, the role is unclear. Company bylaws define the duration of the mandate, and some provide a generalized definition of the role. Despite a lack of voting rights or any legally-defined responsibilities, censors oftentimes receive remuneration on par with that of the company's non-executive directors, and because, in practice, many are ex-senior executives or directors, their influence on the board may be considerable.

2013 European Corporate Governance Policy Updates	-8-

Last year, ISS implemented a new voting policy to address shareholder concerns about the use of censors in the French market. The current policy applies only to widely held companies whereas the underlying rationale is also valid for smaller companies. The current policy approach was supported by the majority of institutional respondents to ISS' 2011-2012 Policy Survey : a combined 64 percent indicated that the nomination of a censor or modification of company bylaws in order to set up the role of a censor is either never appropriate (32 percent) or appropriate if the appointment is temporary (32 percent). Note that the survey question did not distinguish between large-, mid-, or small-cap companies. Furthermore, during ISS' 2011-2012 Comment Period, there was a consensus among respondents that ISS should take a restrictive approach to the nomination of censors, meaning that support for the nomination of censors is only acceptable in extraordinary circumstances or if the censor mandate is temporary. There was also agreement that the shift of a director to a censor position is never acceptable if done to circumvent good governance practices 1. In addition, vote results on resolutions related to censors in 2012 show a consistent level of dissent against censors. As a result, ISS is adopting the updated policy to address such proposals for all listed companies in France.

In addition, the reference to overboarding and other factors of concern that could be considered when making a case-by- case assessment on the election of a censor is deleted from the current policy. This change is purely a simplification of the policy language and would not have any effect on application. The European overboarding policy states that board appointments as censors at French publicly listed companies will be considered when calculating overboarding, which means that ISS may oppose the election of a censor if s/he would be overboarded.

1In practice, the censors are often former directors/executives, and ISS identified this new role as a possible way to avoid a certain number of situations, such as overboarding, a decrease of director independence on the board, and conflicts of interests / related-party transactions.

2013 European Corporate Governance Policy Updates	-9-

ENVIRONMENTAL AND SOCIAL ISSUES

Corporate Governance Issue:
Voting on Social and Environmental Proposals (Global)

Current Recommendation: None

Key Changes: Establish overarching principles for social and environmental proposals for all markets.

New Recommendation: Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short-term or long-term.

ISS will generally recommend a vote on a CASE-BY-CASE basis, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will be considered:

  If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

  If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

  Whether the proposal's request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;

  The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

  If  the  proposal  requests  increased  disclosure  or  greater  transparency,  whether  or  not  reasonable  and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

  If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Rationale for Update: This policy update codifies the overarching principles that are applied to all markets globally, and clarifies the factors that ISS considers in its case-by-case evaluation of environmental and social shareholder proposals. In markets where shareholder proposals on specific environment and social issues are routinely or frequently observed on company ballots, ISS has more nuanced policies that stem from these principles to address those issues.

2013 European Corporate Governance Policy Updates	-10-

DISCLOSURE/DISCLAIMER

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the "Information") is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve or otherwise express any opinion regarding any issuer, securities, financial products, or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

2013 European Corporate Governance Policy Updates	-11-

2013 Japan Proxy Voting Summary Guidelines

December 19, 2012

Institutional Shareholder Services Inc.

Copyright © 2012 by ISS

www.issgovernance.com

ISS' 2013 Japan Proxy Voting Summary Guidelines

Effective for Meetings on or after Feb. 1, 2013

Published Dec. 19, 2012

1. Approval of Financial Statements	4
2. Income Allocation	4
3. Election of Directors	4
Independence criteria for Japan	5
4. Election of Statutory Auditors	6
5. Article Amendments	6
Expansion of business activities	6
Adoption of a U.S.-style three committee board structure	6
Increase in authorized capital	6
Creation/modification of preferred shares/class shares	6
Repurchase of shares at board's discretion	7
Allow company to make rules governing exercise of shareholders' rights	7
Limit rights of odd shareholders	7
Lower quorum requirement	7
Amendments related to takeover defenses	7
Decrease in maximum board size	7
Supermajority vote requirement to remove a director	7
Reduce directors' term in office from two years to one year	7
Remove language preventing classification of board	7
Limitations of liability for directors/statutory auditors	7
Limitations of liability for external auditors	7
Payment of dividends at the board's discretion	7
Management buyout related amendments	7
6. Annual Bonuses for Directors/Statutory Auditors	8
7. Retirement Bonuses/Special Payments in Connection with Abolition of Retirement Bonus System	8
Retirement Bonuses	8
Special Payments in Connection with Abolition of Retirement Bonus System	8
8. Stock Option Plans/Deep-Discounted Stock Option Plans	8
Stock Option Plans	8
Deep-Discounted Stock Option Plans	9

ISS' 2013 Japan Proxy Voting Summary Guidelines	-2-

9. Director Compensation Ceiling	9
10. Statutory Auditor Compensation Ceiling	9
11. Audit Firm Appointments	9
12. Share Repurchase Plans	9
13. Takeover Defense Plans (Poison Pills)	10
14. Mergers & Acquisitions, Third-Party Share Issuances (Private Placements)	10
15. Shareholder Proposals	11
16. Social/Environmental Issues	11

ISS' 2013 Japan Proxy Voting Summary Guidelines	-3-

1.  Approval of Financial Statements

Vote FOR approval of financial statements, unless:

  External auditor expressed no opinion, or raised concerns; or

  Statutory auditors/audit committee raised concerns; or

  There are concerns about the financial statements presented or audit procedures used.

2.  Income Allocation

Vote FOR approval of income allocation, unless:

  Payout ratio is consistently low without adequate justification; or

  Payout ratio is too high, potentially damaging financial health.

3.  Election of Directors

ISS has two policies for director elections in Japan: one for companies with a statutory auditor board structure, and the other for companies with a U.S.-type three committee structure. Regardless of governance structure, Vote FOR the election of directors, except for:

  A top executive1  if the board after the shareholder meeting does not include at least one outsider, regardless of independence; or

  A top executive at a company that has a controlling shareholder, where the board after the shareholder meeting does not include at least two independent directors based on ISS independence criteria for Japan; or

  An outside director nominee who attended less than 75 percent of board meetings during the year under review 2; or

  A top executive who is responsible for not implementing a shareholder proposal which has received a majority3 of votes cast, or not putting a similar proposal on the ballot as a management proposal the following year (with a management recommendation of FOR), when that proposal is deemed to be in the interest of independent shareholders.

In addition, at companies with a U.S.-type three committee structure, Vote FOR the election of directors, unless:

  The outside director nominee is regarded as non-independent based on ISS independence criteria for Japan, and the board after the shareholder meeting is not majority independent; or

1. In most cases, the top executive will be the “shacho” (president). However, there are companies where the ultimate decision-making authority rests with the “kaicho” (executive chairman) or “daihyo torishimariyaku” (representative director).

2. The attendance of inside directors is not disclosed in Japan.

3. Many Japanese shareholder proposals are submitted as article amendments, which require supermajority support in order to pass.

ISS' 2013 Japan Proxy Voting Summary Guidelines	-4-

  Where a company has a controlling shareholder, the director nominee who sits on the nomination committee and is an insider, or non-independent outsider, when the board after the shareholder meeting does not include at least two independent directors based on ISS independence criteria for Japan.

Regardless of governance structure, under extraordinary circumstances, vote AGAINST individual directors, members of a committee, or the entire board, due to:

  Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company; or

  Failure to replace management as appropriate; or

  Egregious actions related to a director's service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Independence criteria for Japan

Those outside director candidates falling into any of the following categories should be regarded as non- independent.

  Individuals who work or worked at major shareholders of the company in question;

  Individuals who work or worked at main lenders/banks to the company in question;

  Individuals who work or worked at the lead underwriter(s) of the company in question;

  Individuals who work or worked at business partners of the company in question and the transaction value is material from the recipient’s perspective or is not disclosed;

  Individuals who worked at the company's audit firm;

  Individuals who offer or offered professional services such as legal advice, financial advice, tax advice or consulting services to the company in question; or

  Individuals who have a relative(s) working at the company in question.

ISS' 2013 Japan Proxy Voting Summary Guidelines	-5-

4.  Election of Statutory Auditors

Vote FOR election of statutory auditors, unless:

  The outside statutory auditor nominee is regarded as non-independent based on ISS independence criteria for Japan4; or

  The outside statutory nominee attended less than 75 percent of meetings of the board of directors or board of statutory auditors during the year under review; or

  The statutory auditor is judged to be responsible for clear mismanagement or shareholder-unfriendly behavior.

  Egregious actions related to a statutory auditor's service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

5.  Article Amendments

Amendments are nearly always bundled together as a single voting resolution, and ISS' general approach is to oppose article amendments as a whole when they include changes we oppose. The following are some of the most common or significant types of changes to articles.

Expansion of business activities

Vote FOR this change, unless:

  A company has performed poorly for several years and seeks business expansion into a risky enterprise unrelated to its core business.

Adoption of a U.S.-style three committee board structure

Vote FOR this change, unless:

  None of the outside director candidates meets ISS criteria on independence 5.

Increase in authorized capital

Vote CASE-BY-CASE on this request if the company explicitly provides reasons for the increase. Otherwise, Vote FOR this change, unless:

  The increase in authorized capital exceeds 100 percent of the currently authorized capital; or

  The increase leaves the company with less than 30 percent of the proposed authorized capital outstanding; or

  The increase is intended for a poison pill, which ISS opposes.

Creation/modification of preferred shares/class shares

Vote CASE-BY-CASE on this request.

4. ISS uses the same independence criteria for directors and statutory auditors. See “Election of Directors.”

5. See “Election of Directors” for ISS criteria on independence.

ISS' 2013 Japan Proxy Voting Summary Guidelines	-6-

Repurchase of shares at board's discretion

Vote AGAINST this change.

Allow company to make rules governing exercise of shareholders' rights

Vote AGAINST this change.

Limit rights of odd shareholders

Vote FOR this change.

Lower quorum requirement

Vote AGAINST this change.

Amendments related to takeover defenses

Vote FOR this change, unless:

  ISS opposes or has opposed the poison pill proposal by itself.

Decrease in maximum board size

Vote FOR this change, unless:

  The decrease eliminates all vacant seats, leaving no flexibility to add shareholder nominees or other outsiders to the board without removing an incumbent director.

Supermajority vote requirement to remove a director

Vote AGAINST this change.

Reduce directors' term in office from two years to one year

Vote FOR this change.

Remove language preventing classification of board

Vote AGAINST this change.

Limitations of liability for directors/statutory auditors

Vote FOR this change.

Limitations of liability for external auditors

Vote AGAINST this change.

Payment of dividends at the board's discretion

Vote AGAINST this change.

Management buyout related amendments

Vote CASE-BY-CASE on this request.

ISS' 2013 Japan Proxy Voting Summary Guidelines	-7-

6.  Annual Bonuses for Directors/Statutory Auditors

Vote FOR approval of annual bonuses, unless:

  Recipients include those who are judged to be responsible for clear mismanagement or shareholder- unfriendly behavior.

7.  Retirement Bonuses/Special Payments in Connection with Abolition of Retirement Bonus System

Retirement Bonuses

Vote FOR approval of retirement bonuses, unless:

  Recipients include outsiders6; or

  Neither the individual payments nor the aggregate amount of the payments is disclosed; or

  Recipients include those who are judged to be responsible for clear mismanagement or shareholder- unfriendly behavior.

Special Payments in Connection with Abolition of Retirement Bonus System

Vote FOR approval of special payments in connection with abolition of retirement bonus system, unless:

  Recipients include outsiders7; or

  Neither the individual payments nor the aggregate amount of the payments is disclosed; or

  Recipients include those who are judged to be responsible for clear mismanagement or shareholder- unfriendly behavior.

8.  Stock Option Plans/Deep-Discounted Stock Option Plans

Stock Option Plans

Vote FOR approval of stock option plans, unless:

  Total dilution from proposed plan(s) and previous option plans exceeds 5 percent for mature companies, or 10 percent for growth companies; or;

  Recipients include individuals who are not in a position to affect the company's stock price, including employees of business partners or unspecified "collaborators;" or

  The maximum number of options that can be issued per year is not disclosed.

6. However, in rare occasions, ISS may support payment to outsiders on a case-by-case basis, if the individual amount is disclosed and the amount is not excessive.

7. Idem

ISS' 2013 Japan Proxy Voting Summary Guidelines	-8-

Deep-Discounted Stock Option Plans

Vote FOR approval of deep-discounted stock option plans, unless:

  Total dilution from proposed plan(s) and previous option plans exceeds 5 percent for mature companies, or 10 percent for growth companies; or

  Recipients include individuals who are not in a position to affect the company's stock price, including employees of business partners or unspecified "collaborators;" or

  The maximum number of options that can be issued per year is not disclosed; or

  No specific performance hurdles are specified (However, if the vesting period before exercise lasts for at least three years, this policy may not apply).

9.  Director Compensation Ceiling

Vote FOR proposals seeking to increase director fees, if:

  The specific reason(s) for the increase are explained; or

  The company is introducing or increasing a ceiling for performance-based compensation.

Vote CASE-BY-CASE on proposals seeking to increase director fees, taking into account the company's stock price performance and capital efficiency if:

  The proposals are intended to increase fixed cash compensation or do not specify whether it is fixed or performance-based compensation which will be increased.

Generally vote AGAINST proposals seeking to increase director fees if there are serious concerns about corporate malfeasance.

10. Statutory Auditor Compensation Ceiling

Vote FOR proposals seeking to increase statutory auditor compensation ceiling, unless:

  Statutory auditors are judged to be responsible for clear mismanagement or shareholder-unfriendly behavior.

11. Audit Firm Appointments

Vote FOR the appointment of audit firms, unless:

  There are serious concerns related to changing auditors.

12. Share Repurchase Plans

Vote FOR the share repurchase plans, unless:

  The proposed repurchase plan exceeds 10 percent of issued share capital without explanation; or

  There are serious concerns about a possible adverse impact on shareholder value.

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13. Takeover Defense Plans (Poison Pills)

Vote FOR approval of takeover defense plans (poison pills), unless:

(Necessary conditions)

  The board does not include at least 20 percent (but no fewer than two) independent directors 8 after the shareholder meeting; or

  These independent directors fail to meet ISS guidelines on board meeting attendance 9; or

  The directors are not subject to annual election; or

  One or more members of the bid evaluation committee cannot be regarded as independent based on

  ISS criteria for independence; or

  The trigger threshold is set less than 20 percent of shares outstanding; or

  The duration of the poison pill exceeds three years; or

  There are other protective or entrenchment tools that can serve as takeover defenses, including blocking stakes held by management-friendly shareholders, or setting the maximum board size to the actual board size to eliminate vacant seats, or tightening of procedures for removing a director from office; or

  The company fails to release its proxy circular at least three weeks prior to the meeting, to give shareholders sufficient time to study the details of the proposal and question management about them.

(Second stage of analysis)

  The company has not disclosed what specific steps it is taking to address the vulnerability to a takeover by enhancing shareholder value.

14. Mergers & Acquisitions, Third-Party Share Issuances (Private Placements)

Vote CASE-BY-CASE on M&As and Third-Party Placements taking into account the following:

For every M&A and Third-Party Placement analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

  Valuation – Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?

  Market reaction – How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

  Strategic rationale – Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

8. See “Election of Directors” for ISS criteria on independence.

9. See “Election of Directors” for ISS criteria on board meeting attendance.

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  Conflicts of interest – Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

  Governance – Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

15. Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

16. Social/Environmental Issues

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor covered standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will be considered:

  If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

  If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

  Whether the proposal's request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;

  The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

  If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

  If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

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Disclosure/Disclaimer

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (“ISS”), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body.  None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of  any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits) or any other damages even if notified of the possibility of such damages.  The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

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2013 Hong Kong Proxy Voting Guidelines

December 19, 2012

Institutional Shareholder Services Inc.

Copyright © 2012 by ISS

www.issgovernance.com

ISS	www.issgovernance.com

ISS' 2013 Hong Kong Proxy Voting Guidelines

Effective for Meetings on or after Feb. 1, 2013

Published Dec. 19, 2012

Board of Directors	3

Election of Directors	3

Remuneration	4

Director Fees	4

Compensation Plans	4

Audit	4

Share Issuance Requests	5

General Issuance Mandate	5

Share Repurchase Plans (Repurchase Mandate)	5

Reissuance of Shares Repurchased (Share Reissuance Mandate)	6

Related-Party Transactions	6

Mergers & Acquisitions	6

Structure of analysis	7

ISS Analytical Focus	8

Asset Divestments/Purchases	8

Divestments	8

Asset Purchases	8

Capital	9

Corporate Governance Issue:	9

Voting on Debt Issuance Requests	9

Voting on Loan Guarantee Requests	10

Social/Environmental Issues	11

Disclosure/Disclaimer	12

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ISS	www.issgovernance.com

Board of Directors

The SEHK listing rules now require that at least three independent directors be appointed to boards of listed companies. Companies are likewise required to form audit committees composed of three nonexecutive directors, a majority of whom must be independent. The committee must have as a member an independent director with appropriate professional qualifications or accounting or related financial management expertise. The establishment of a remuneration committee is not required in Hong Kong, but the new listing rules state that, if such a committee exists, a majority of the committee's members must be independent.

In cases when companies bundle the election of directors in one voting item and do not disclose the names of nominees, ISS opposes the election, as such practice restricts shareholders' ability to block the election of individuals unfit to hold office.

Election of Directors

Generally vote FOR director nominees to the board. Vote AGAINST any nominee who:

  Is classified by the company as independent, but fails to meet the ISS criteria for independence - (additional rule: classify a director as non-independent director where the directors has served on the board for more than nine years (three terms), and where the board either fails to provide any reason for considering the director to still be independent, or where the stated reasons raise concerns among investors as to the director’s true level of independence);

  Has been a partner of the company's auditor within the last three years, and serves on the audit committee;

  Had attended less than 75 percent of board meetings in the most recent fiscal year, without a satisfactory explanation;

  Is an executive director serving on the remuneration committee or nomination committee, and the committee is not majority independent;

  Is an executive director serving on the audit committee; or

  Sits on a total of more than six public company boards (ISS will accept a commitment by an overboarded director to step down from one or more boards at the next annual meeting of the company or companies in question, if that will bring the total number of boards to no more than six).

If the board is composed of less than one-third independent directors, a vote AGAINST all non-independent directors is warranted.

Vote FOR the election of a CEO/managing direct, executive chairman or company founder who is deemed integral to the company.

ISS will recommend voting against shareholder-nominated candidates who lack board endorsement, unless they demonstrate a clear ability to contribute positively to board deliberations.

Under extraordinary circumstances, vote AGAINST or WITHHOLD from individual directors, members of a committee, or the entire board, due to:

  Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

  Failure to replace management as appropriate; or

  Egregious actions related to a director's service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Generally vote AGAINST all members of the audit committee up for reelection if:

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  The non-audit fees paid to the auditor are excessive; or

  The company did not disclose the audit fees and/or non-audit fees in the latest fiscal year.

Remuneration

Director Fees

ISS generally supports resolutions regarding directors' fees unless they are excessive relative to fees paid by other companies of similar size.

Compensation Plans

ISS will recommend voting against an option scheme if:

  The maximum dilution level for the scheme exceeds ISS guidelines of 5 percent of issued capital for a mature company and 10 percent for a growth company. However, ISS will support plans at mature companies with dilution levels up to 10 percent if the plan includes other positive features such as challenging performance criteria and meaningful vesting periods as these features partially offset dilution concerns by reducing the likelihood that options will become exercisable unless there is a clear improvement in shareholder value; and/or

  Directors eligible to receive options under the scheme are involved in the administration of the scheme.

Audit

An auditor who has been removed from office has the right to attend the AGM and to make statements to members at the AGM immediately following removal. Auditors can require subsidiaries of holding companies to provide detailed information regarding their operations – an important point in Hong Kong, because holding companies are becoming the favored corporate structure for Hong Kong conglomerates.

The right of auditors to attend AGMs following removal from office is an important safeguard for shareholders because it forces the company to justify its actions. Therefore, companies usually provide reasons for changes of auditors, and opposing the reappointment of auditors would only take place in extreme circumstances.

The practice of auditors providing non-audit services to companies is problematic. While large auditors may have effective internal barriers to ensure that there are no conflicts of interest, an auditor's ability to remain objective becomes questionable when fees paid to the auditor for non-audit services such as management consulting, general bookkeeping, and special situation audits exceed the standard annual audit fees. While some compensation for non-audit services is customary, the importance of maintaining the independence of the auditor is paramount. If fees from non-audit services become significant without any clear safeguards against conflicts of interest, ISS recommends opposing the auditor's reappointment.

With regard to the proposals to (re)appoint auditors, ISS will recommend supporting the appointment of auditors and authorizing the board to fix their remuneration, unless:

  There are serious concerns about the accounts presented or the audit procedures used;

  The auditor is being changed without explanation; or

  The non-audit fees exceed the total fees paid to the external auditor in the latest fiscal year without satisfactory explanation.

Whilst ISS will consider the nature and scope of non-audit fees when assessing their magnitude, where non-audit fees have constituted more than 50 percent of total auditor compensation during the most recent fiscal year, ISS will ordinarily not recommend support for the reappointment of the audit firm. ISS will make exception to this policy if excessive non-audit fees are in relation to special projects or due to unusual circumstance, and are not recurring in nature and are unlikely to create conflicts of interest. An example of acceptable "non-audit" fees would be fees for a special audit in connection with an IPO.

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Share Issuance Requests

General Issuance Mandate

Hong Kong companies routinely seek shareholder approval to authorize their boards to:

  Issue shares up to 20 percent of existing capital without preemptive rights (General Issuance Mandate);

  Repurchase shares of up to 10 percent of issued capital (Repurchase Mandate); and

  Reissue repurchased shares by extending the General Issuance Mandate to include the number of shares repurchased (Share Reissuance Mandate).

This section deals with the General Issuance Mandate, while the other two mandates are discussed below. The interrelationship between the three items is, however, extremely important because the Share Reissuance Mandate extends the board's authority to issue shares without preemptive rights from 20 percent to 30 percent, assuming a 20 percent request has been made under the General Issuance Mandate.

Hong Kong companies routinely ask shareholders to grant the board of directors a "general mandate to issue shares" without preemptive rights, at least once every year. This mandate, pursuant to the Listing Rules, allows companies to issue shares of up to 20 percent of issued capital without preemptive rights at a discount to market prices of up to 20 percent (or more under special circumstances). This is a routine item on AGM agendas, but companies can also seek to renew (or ‘refresh’) the share issuance amount at an EGM later in the year. The authority is limited to one year or the next general meeting, as revoked or renewed by shareholders.

In recent years, many institutional investors have voted against all requests to issue shares without preemptive rights in Hong Kong as this mandate is subject to abuse by companies that could issue shares at steep discounts, potentially to related parties, and renew the share issuance amount several times within a period of one year. A small number of Hong Kong companies have, recently, made mandate requests smaller than the 20 percent maximum that the Listing Rules allow.

Taking account of the views of a wide range of institutional investors with investments in Hong Kong companies, ISS will now recommend a vote supporting the General Issuance Mandate for companies that:

  Limit the aggregate issuance request – that is, for the General Issuance Mandate and the Share Reissuance Mandate combined – to 10 percent or less of the existing issued share capital (rather than the maximum 20 percent + 10 percent that the Listing Rules permit companies to request);

  Limit the discount to 10 percent of the market price of shares (rather than the maximum 20 percent permitted by the Listing Rules); and

  Have no history of renewing the General Issuance Mandate several times within a period of one year.

Share Repurchase Plans (Repurchase Mandate)

The Hong Kong Code on Share Repurchases, enacted in 1991, made stock repurchases legal under specific guidelines. Companies usually request the authority under the title "General Mandate to Repurchase Shares," and the authority lasts for one year or until the next shareholder meeting. Repurchase programs are limited to 10 percent of the company's outstanding capital on the date the authority is granted. In addition, the funds to make the repurchases should be obtained from reserves established or authorized for this purpose. Companies are allowed to purchase ordinary shares or warrants on the open market through brokers, but purchases cannot knowingly be made from specific individuals or shareholders. Repurchased shares must be destroyed and removed from the company's issued capital. In some cases, however, the company seeks separate authority to reissue the shares repurchased over and above the General Issuance Mandate (see "Share Reissuance Mandate," below).

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There are several other aspects of the authority designed to protect shareholders' interests. As with the General Issuance Mandate, most companies use the exact wording from the official text of an amendment when making requests for such authorizations or when amending their articles to allow use of the authority and establishing reserves for that purpose.

Reissuance of Shares Repurchased (Share Reissuance Mandate)

Companies may request board authorization to reissue any shares repurchased during the year under the Repurchase Mandate without limiting the General Issuance Mandate. This is known as the Share Reissuance Mandate. This authority is limited to shares repurchased in a given year and is thus limited to the maximum 10 percent allowed under the Repurchase Mandate. It is valid for one year. The Share Reissuance Mandate extends the board's authority to issue shares without preemptive rights from 20 percent to 30 percent, assuming a 20 percent request has been made under the General Issuance Mandate.

The Share Reissuance Mandate gives the board power to issue shares on the same terms and conditions (for example, in relation to discount to market price) as exist under the General Issuance Mandate.

ISS will recommend a vote supporting the Share Reissuance Mandate only if:

  The aggregate issuance request – that is, for the General Issuance Mandate and the Share Reissuance Mandate combined – is limited to 10 percent or less of the existing issued share capital (rather than the maximum 20 percent + 10 percent that the Listing Rules permit companies to request);

  The General Issuance Mandate request limits the discount to 10 percent of the market price of shares (rather than the maximum 20 percent permitted by the Listing Rules); and

  The company has no history of renewing the General Issuance Mandate several times within a period of one year if it has recommended For the General Issuance Mandate.

Related-Party Transactions

ISS assesses related-party transactions on a case-by-case basis, using the methodology described under Mergers and

Acquisitions in this document.

Mergers & Acquisitions

Merger and acquisition activity is regulated by the Hong Kong Code on Mergers and Takeovers, which does not have the force of law but does have the support of the SFC and the SEHK. Any person acquiring shares worth 30 percent of a company's voting rights must make a general cash offer to other shareholders. The offer should be at a price no less than the highest price paid by the person or group during the preceding six months. Any person holding between 30 percent and 50 percent of the voting rights who acquires an additional 2 percent of the voting rights during any 12-month period must also make a general offer for the rest of the company.

Some M&A transactions require shareholder approval in Hong Kong. For example, privatization proposals, where a major shareholder wishes to buy out the minority shareholders in a listed company; very substantial acquisitions of assets; and very substantial disposals of assets.

ISS evaluates merger and restructuring transactions on a case-by-case basis, giving consideration to economic, operational, and governance factors. Our analyses are based on the following principles:

  Current shareholders' viewpoint: All analyses are conducted from the point of view of enhancing long-term shareholder returns for the company's existing shareholders. Since transactions will often involve more than one corporation, this may lead to contradictory recommendations. It is important for investors to evaluate our recommendations in light of their relative investment holdings. If an investor holds many shares of company A, for whom a transaction is deemed to be favorable, and relatively few shares of company B, for whom a transaction is held to be unfavorable, it may be in the best interests of the investor to vote for the transaction for both companies rather than follow ISS's recommendations.

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  Enhancing shareholder value: The fundamental objective of these analyses is to determine whether a transaction will enhance shareholder value. While the post-transaction governance structure is an important factor in the decision, the paramount concern is whether the transaction makes economic sense and is expected to produce superior shareholder returns. If poor governance is being introduced as a result of the transaction, the company must demonstrate that the economic benefits clearly outweigh any reduction in shareholder rights.

  Independent evaluation: ISS prefers to see a fairness opinion prepared by a recognized investment banking firm. In transactions where inside directors or management have a conflict of interest, we prefer the assurance that the transaction was reviewed by the independent directors.

Structure of analysis

For every M&A analysis, ISS reviews publicly available information and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

  Valuation

Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? If a fairness opinion has been prepared, it provides an initial starting point for assessing valuation reasonableness, but ISS also places emphasis on the offer premium, market reaction, and strategic rationale.

  Market reaction

How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

  Strategic rationale

Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

  Negotiations and process

Were the terms of the transaction negotiated at arms-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders.

  Conflicts of interest

Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. ISS will consider whether these interests may have influenced these directors and officers to support or recommend the merger.

  Governance

Will the combined company have a better or worse governance profile than the respective current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

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ISS Analytical Focus

The case-by-case basis is the appropriate and correct approach to analyzing M&A, but the emphasis of any ISS analysis will be first and foremost on shareholder value. ISS recognizes the importance of other factors, including corporate governance, to our clients, yet cases where corporate governance dominate an M&A vote decision will be rare.

Moreover, ISS cannot hold itself out as an industry expert. Any ISS analysis of strategic rationale will be limited to general comments on the typical strategic rationales themselves (e.g., economies of scale, aggressive/conservative synergy assumptions, horizontal vs. vertical vs. conglomerate mergers, etc.).

In short, our vote recommendation will be based on an analysis of shareholder value, which itself can be affected by ancillary factors such as the negotiation process. However, our research product can be distinguished from traditional brokers’ analysis by the inclusion of intelligent discussions, where appropriate, of such ancillary factors.

If the shareholder value is indeed fair, then all the other considerations listed above (e.g., conflicts, process, etc.) become secondary. However, negative factors may indicate that the valuation of a proposed transaction is not in fact “fair.” For example, a poor process can lead to a less than ideal valuation, or excessive change-in-control payments may transfer some of the rightful value due shareholders to conflicted insiders. In these cases, ISS will scrutinize a deal’s valuation more closely to determine whether it is fair to shareholders despite the applicable negative ancillary factors. A transaction can be fair from a valuation standpoint despite being “unfair” in other aspects. In such cases, shareholder value is the trump card.

Asset Divestments/Purchases

Divestments

Vote recommendations on asset sales will be determined on a case-by-case basis after considering:

  Impact on the balance sheet/working capital;

  Potential elimination of diseconomies

  Anticipated financial and operating benefits;

  Anticipated use of funds;

  Value received for the asset; accountants’ report; fairness opinion (if any);

  How the deal was negotiated;

  Conflicts of interest.

Asset Purchases

As with disposals, vote recommendations on asset sales will be determined on a case-by-case basis taking into account:

  Purchase price, including earnout and contingent payments;

  independent accountants’ report;

  Fairness opinion (if any);

  Financial and strategic benefits;

  How the deal was negotiated;

  Conflicts of interest;

  Other alternatives for the business;

  Noncompletion risk (company's going concern prospects, possible bankruptcy).

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Capital

Corporate Governance Issue:

Voting on Debt Issuance Requests

Debt Issuance Requests

  Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

  Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity-issuance requests.

  Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

In evaluating debt-related proposals, the following factors will be considered:

  Rationale/use of proceeds: Why does the company need additional capital? How will that capital be used?

  Terms of the debts: Are the debt instruments convertible into equity? What are the interest rate and maturity dates? Any call or put options? Often these terms will not be determined until the time of issuance of debt instruments (or when the actual loan agreement is signed). The terms of the debts would generally be determined by the market conditions, and lack of disclosure concerning these terms should not be a cause for significant concern so long as the debt is not convertible into equity.

  Size: At a minimum, the size of the debt issuance/potential borrowing should be disclosed.

  The company's financial position: What is the company's current leverage and how does that compare to its peers?

  The risk of non-approval: What might happen if the proposal is not approved? Are there any alternative sources of funding? Could the company continue to fund its operations? Would it hinder the company's ability to realize opportunities?

A distinction should be made between a specific debt issuance or pledging of assets, and authority to issue or increase debt;

as in the case of specific equity issuances and requests for authority to issue equity. For specific debt issuances or pledging of assets, while the above factors will be examined, in general a vote FOR these proposals will be warranted if:

  The size of the debt being requested is disclosed;

  A credible reason for the need for additional funding is provided;

  Details regarding the assets to be pledged are disclosed (for specific asset pledge proposals); AND

  There are no significant causes for shareholder concern regarding the terms and conditions of the debt.

So long as the proposal meets the above conditions, a vote FOR will be warranted even if the company has a high level of debt or the proposed issuance could result in a large increase in debt. A vote AGAINST will be warranted only in extremely egregious cases or where the company fails to provide sufficient information to enable a meaningful shareholder review.

Where a general authority to issue debt or pledge assets is requested, in addition to the above criteria, we will oppose such proposal if it could result in a potentially excessive increase in debt. A potential increase in debt may be considered excessive when:

  The proposed maximum amount is more than twice the company's total debt;

  It could result in the company's debt-to-equity ratio exceeding 300 percent (for non-financial companies); AND

  The maximum hypothetical debt-to-equity ratio is more than three times the industry and/or market norm.

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When the above conditions are met, the proposed increase in debt may be considered excessive and thus the proposal may warrant an against vote. If we do not have data regarding the normal level of debt in that particular industry or market, only the company-specific information will be considered.

Pledging of Assets for Debt

Vote FOR proposals to approve the specific pledging of assets for debt if:

  The size of the debt being requested is disclosed;

  A credible reason for the need for additional funding is provided;

  Details regarding the assets to be pledged are disclosed; AND

  There are no significant causes for shareholder concern regarding the terms and conditions of the debt.

For proposals seeking a general authority to pledge assets for debt, the specific assets to be pledged need not be disclosed. However, in such cases, the authority should be limited such that it would not result in an excessive increase in debt. If the proposal grants excessive authority to the board or management, a vote AGAINST will be recommended.

In certain countries, shareholder approval is required when a company needs to secure a debt issuance with its assets. In many cases, this is a routine request and is a formality under the relevant law. When reviewing such proposals, ISS takes into account the terms of the proposed debt issuance, the company's overall debt level, and the company's justification for the pledging of assets.

ISS will issue vote recommendations against specific requests to pledge an asset in cases where no information regarding the size of the debt to be raised is disclosed, no credible explanation for the need of funding is provided, no details regarding the assets to be pledged are disclosed, or in extreme cases where shareholders' rights and economic interests could be negatively affected. When the board is requesting a general authority to pledge assets, the details regarding the assets to be pledged need not be disclosed; however, ISS will oppose such a proposal if it would grant the board excessive authority.

Increase in Borrowing Powers

Vote FOR proposals to approve increases in a company's borrowing powers if:

  The size of the debt being requested is disclosed;

  A credible reason for the need for additional funding is provided;

  The potential increase in debt is not excessive; AND

  There are no significant causes for shareholder concern regarding the terms and conditions of the debt.

In some countries, companies are required to seek shareholder approval for increases in their aggregate borrowing power authorities. The aggregate limit on the board's ability to borrow money is often fixed in a company's articles, and shareholder approval to change this limit is therefore legally required. ISS’ analysis of borrowing power increase requests takes into account management's stated need for the increase, the size of the increase, and the company's current gearing level. Large increases in borrowing powers can sometimes result in dangerously high debt-to-equity ratios that could harm shareholder value. If no information regarding the limit on the borrowing power is disclosed, no credible explanation for the need of funding is provided, or an increase is excessive considering the company's debt level as well as normal levels of debt in its industry or market, ISS recommends opposing the request.

Voting on Loan Guarantee Requests

Chinese companies listed in Hong Kong often provide loan guarantees for subsidiaries, affiliates, and related parties. Such requests will be evaluated on a CASE-BY-CASE basis. Generally vote AGAINST the provision of a guarantee where:

  The identity of the entity receiving the guarantee is not disclosed;

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  The guarantee is being provided to a director, executive, parent company, or affiliated entities where the company has no direct or indirect equity ownership; or

  The guarantee is provided to an entity in which the company's ownership stake is less than 75 percent; and such guarantee is not proportionate to the company's equity stake or other parties have not provided a counter guarantee.

When the proposed guarantee does not fall into the above criteria, vote FOR such request provided that there are no significant concerns regarding the entity receiving the guarantee, the relationship between the listed company and the entity receiving the guarantee, the purpose of the guarantee, or the terms of the guarantee agreement. Examples of such concerns include a previous default by the entity receiving the guarantee or a sub-investment grade credit rating.

Social/Environmental Issues

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor covered standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will be considered:

  If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

  If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

  Whether the proposal's request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;

  The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

  If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

  If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

ISS' 2013 Hong Kong Proxy Voting Guidelines	-11-

ISS	www.issgovernance.com

Disclosure/Disclaimer

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (“ISS”), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits) or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

ISS' 2013 Hong Kong Proxy Voting Guidelines	-12-

2013 Singapore Proxy Voting Guidelines

December 19, 2012

Institutional Shareholder Services Inc.

Copyright © 2012 by ISS

www.issgovernance.com

ISS	www.issgovernance.com

ISS' 2013 Singapore Proxy Voting Guidelines

Effective for Meetings on or after Feb. 1, 2013

Published Dec. 19, 2012

Board of Directors	3

Election of Directors	3

Remuneration	4

Directors Fees	4

Stock Option Plans	4

Performance Share Plans	4

Repurchase of Shares	4

Audit	5

Share Issuance Requests	6

General Issuance Requests	6

Specific Issuance Requests	6

Share Repurchase Plans	6

Related-Party Transactions	7

Capital Structures	7

Amendments to the Articles of Association/Bylaws	7

Structure of Analysis	8

ISS Analytical Focus	8

Divestments	9

Asset Purchases	9

Social/Environmental Issues	10

Disclosure/Disclaimer	11

ISS' 2013 Singapore Proxy Voting Guidelines	-2-

ISS	www.issgovernance.com

Board of Directors

Singapore companies provide the names of all director nominees in the meeting notice. Biographical information about the incumbent directors, including share ownership, is available in the annual report. Companies also disclose the composition of board committees. The new corporate governance code asserts that companies should disclose the attendance of their directors at board and committee meetings. However, ISS' primary concern with Singapore boards is that the large numbers of government appointees could lead to a conflict of interest between government goals and those of other shareholders. ISS also prefers to see directors limit the number of boards on which they sit, so as not to spread themselves too thin.

Election of Directors

Guideline 2.1 of the Singapore Code of Corporate Governance (2005) states that “.[t]here should be a strong and independent element on the Board, with independent directors making up at least one-third of the Board.”

Where independent directors represent at least one-third of the board, ISS will recommend supporting election of a board- nominated candidate unless:

  He or she is an executive director and serves on the audit, remuneration or nominating committee;

  He or she has been a partner of the company’s auditor within the last three years, and is on the audit committee of the company;

  He or she has attended less than 75 percent of board meetings in the most recent fiscal year, without a satisfactory explanation; or

  He or she sits on a total of more than six public company boards (ISS will accept a commitment by an overboarded director to step down from one or more boards at the next annual meeting of the company or companies in question, if that will bring the total number of boards to no more than six).

Where independent directors represent less than one-third of the board, a vote AGAINST all non-independent directors is warranted.

In making these recommendations, ISS will not recommend against the election of the CEO/managing director, executive chairman or a company founder who is deemed integral to the company.

ISS will also consider the history of a particular director when deciding whether to recommend in favor of his or her (re)election. Examples of circumstances where ISS will consider recommending voting against a director’s election, regardless of board composition and attendance record, are when a director has had significant involvement with a failed company and/or where a director has in the past appeared not to have acted in the best interests of all shareholders. Moreover, ISS will recommend voting against shareholder-nominated candidates who lack board endorsement, unless they demonstrate a clear ability to contribute positively to board deliberations.

Under extraordinary circumstances, ISS will recommend voting against individual directors, members of a committee, or the entire board, due to:

  Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

  Failure to replace management as appropriate; or

  Egregious actions related to a director's service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Generally vote AGAINST all members of the audit committee up for reelection if:

  The non-audit fees paid to the auditor are excessive; or

  The company did not disclose the audit fees and/or non-audit fees in the latest fiscal year.

ISS' 2013 Singapore Proxy Voting Guidelines	-3-

ISS	www.issgovernance.com

Remuneration

Directors Fees

ISS generally supports resolutions regarding directors' fees unless they are excessive relative to fees paid by other companies of similar size.

Stock Option Plans

ISS has historically recommended voting against a proposed option plan if the maximum dilution level for the plan exceeds ISS guidelines of 5 percent of issued capital for a mature company and 10 percent for a growth company. ISS has also recommended voting against stock option plans that allow for the granting of options with an exercise price at a discount to the current market price.

ISS will recommend voting against an option plan if:

  The maximum dilution level for the plan exceeds ISS guidelines of 5 percent of issued capital for a mature company and 10 percent for a growth company. However, ISS will support plans at mature companies with dilution levels up to 10 percent if the plan includes other positive features such as challenging performance criteria and meaningful vesting periods as these features partially offset dilution concerns by reducing the likelihood that options will become exercisable unless there is a clear improvement in shareholder value;

  The plan permits options to be issued with an exercise price at a discount to the current market price; or

  Directors eligible to receive options under the plan are involved in the administration of the plan.

This rationale recognizes the benefit of well structured option plans at plans at mature companies, provided that performance criteria are sufficiently robust.

In Singapore, companies may repurchase shares on the market for use in their compensation plans. In some cases, using repurchased shares is more efficient than issuing new shares to participants on exercise of options. ISS also recognizes the benefits to existing shareholders when repurchased shares are used to fund options grants, as dilution to their interests is minimized. However, although there is no cost to shareholders in terms of dilution of their voting interests, buybacks still represent a very real cost to the company and shareholders. As a result, if a company wants to use repurchased shares in its compensation plans, ISS expects some kind of limitation on the number that can be used.

If a plan includes a specified limit on the total number of shares that could be used and repurchased shares would count toward that limit, ISS recommends that shareholders support the plan as long as it meets all other guidelines. However, if repurchased shares would not count toward the plan’s limit on newly issued shares but would operate as an additional pool of shares, then ISS looks for an additional limitation, either an aggregate numerical limit, a percentage limit, or limitations on individual awards.

Performance Share Plans

For performance-based plans alone, ISS supports a maximum dilution of 10 percent of a company's issued capital provided that appropriate performance hurdles are employed.

Performance share plans in Singapore are structured specifically to provide incentives to company employees, which is in line with ISS guidelines. The plans have an effect on the company's issued share capital only to the extent that new shares are issued. If only existing shares are used for the awards, there will be no impact on issued capital. Unlike share option plans, ISS generally approves the implementation of performance share plans.

Repurchase of Shares

In Singapore, companies may repurchase shares on the market for use in their compensation plans. In some cases, using repurchased shares is more efficient than issuing new shares to participants on exercise of options. ISS also recognizes the benefits to existing shareholders when repurchased shares are used to fund options grants, as dilution to their interests is minimized. However, although there is no cost to shareholders in terms of dilution of their voting interests, buybacks still represent a very real cost to the company and shareholders. As a result, if a company wants to use repurchased shares in its compensation plans, ISS expects some kind of limitation on the number that can be used.

ISS' 2013 Singapore Proxy Voting Guidelines	-4-

ISS	www.issgovernance.com

If a plan includes a specified limit on the total number of shares that could be used and repurchased shares would count toward that limit, ISS recommends that shareholders support the plan as long as it meets all other guidelines. However, if repurchased shares would not count toward the plan’s limit on newly issued shares but would operate as an additional pool of shares, then ISS looks for an additional limitation, either an aggregate numerical limit, a percentage limit or limitations on individual awards.

Audit

ISS recognizes that Singapore is in the forefront of good corporate governance practices in Asia regarding auditors, as the Companies Act mandates the appointment of an audit committee.

However, the practice of auditors providing non-audit services to companies is problematic. While large auditors may have effective internal barriers to ensure that there are no conflicts of interest, an auditor's ability to remain objective becomes questionable when fees paid to the auditor for non-audit services such as management consulting, general bookkeeping, and special situation audits exceed the standard annual audit fees. While some compensation for non-audit services is customary, the importance of maintaining the independence of the auditor is paramount. If fees from non-audit services become significant without any clear safeguards against conflicts of interest, ISS recommends opposing the auditor's reappointment.

With regard to the proposals to (re)appoint auditors, ISS will recommend supporting the appointment of auditors and authorizing the board to fix their remuneration, unless:

  There are serious concerns about the accounts presented or the audit procedures used;

  The auditor is being changed without explanation; or

  The non-audit fees exceed the total fees paid to the external auditor in the latest fiscal year without satisfactory explanation.

Whilst ISS will consider the nature and scope of non-audit fees when assessing their magnitude, where non-audit fees have constituted more than 50 percent of total auditor compensation during the most recent fiscal year, ISS will ordinarily not recommend support for the reappointment of the audit firm. ISS will make exception to this policy if excessive non-audit fees are in relation to special projects or due to unusual circumstance, and are not recurring in nature and are unlikely to create conflicts of interest. An example of acceptable "non-audit" fees would be fees for a special audit in connection with an IPO.

ISS' 2013 Singapore Proxy Voting Guidelines	-5-

ISS	www.issgovernance.com

Share Issuance Requests

General Issuance Requests

Share issuance authorizations are good for only one year. The listing manual of the SGX, as amended in 1999, allows companies to seek an annual mandate for the issuance of ordinary shares up to 50 percent of issued capital, with a sub- limit of 20 percent of issued capital on shares that may be issued without preemptive rights. Most companies seek such a mandate every year, to prevent the need to convene a shareholder meeting for each share issuance, however small. ISS believes shareholders should have preemptive rights for large stock issues, but also believes companies should have the flexibility to transact ordinary business and should not have to incur the extra expense of providing preemptive rights for small issuances.

Specific Issuance Requests

Because all share issuance authorities last for only one year, companies must regularly request these authorities. There are two routine types of specific issuance requests. The first type is to service share option plans, usually for a maximum of 15 percent of outstanding capital – the maximum allowable size, under the listing rules, for option plans using unissued shares. Companies generally do not use the entire authority, but ISS does not support requests to issue more than 5 percent of capital for option plans (10 percent in the case of growth companies, or where challenging performance criteria and meaningful vesting periods are applied to plans in mature companies) as the potential dilution to ordinary shareholders is unacceptably high (see “Stock Option Plans” above). The second type of special authorization request is for a specific purpose such as a bonus issue, a rights issue, or the financing of an acquisition or merger if it will require shares to be issued in excess of the limits in the general mandate. ISS reviews these requests on a case-by-case basis.

Share Repurchase Plans

These are routine items asking shareholders to authorize a company to repurchase its own shares within the limits imposed by company law and the company's articles. Upon requesting the authority, companies must inform shareholders of the maximum number of shares that may be repurchased (which may be no more than 10 percent of issued capital), the reasons for the proposed buyback, and details of any share repurchases conducted during the previous 12 months. Shares may be repurchased either on market or off market by way of an "equal access scheme" designed to ensure that all shareholders have an opportunity to tender their shares. Market share repurchases must be at a price not more than 5 percent above the average closing market price over the five trading days before the day on which the purchases are made. Share repurchases may be made out of capital or profits that are available for distribution as dividends. Companies must cancel the repurchased shares or hold them as treasury shares. The right to attend and vote at meetings as well as to receive dividends will be suspended for as long as the repurchased shares are held in treasury. Legal mandates and SGX listing requirements limit the potential for abuses of this authority, making these requests routine.

ISS' 2013 Singapore Proxy Voting Guidelines	-6-

ISS	www.issgovernance.com

Related-Party Transactions

Singapore's related-party transaction rules provide shareholders with substantial protection against insider trading abuses. Under the country's related-party transaction rules, shares considered affiliated are excluded from voting on the related issues. A broad range of commercial transactions by companies or their subsidiaries require shareholder approval as related-party transactions. A company may seek a shareholder mandate for recurrent interested party transactions of a revenue or trading nature or those necessary for its day-to-day operations, such as purchases of supplies and materials, but not for the purchase or sale of assets, undertakings, or businesses. Such mandates are intended to facilitate transactions that occur in the normal course of the company's business. Provided that such transactions are carried out at arms-length and on normal commercial terms, such requests are reasonable.

Capital Structures

Capital structures are generally composed of ordinary shares and, in some cases, preferred shares. Companies in industries where foreign ownership is still limited have "local shares" and "foreign shares," which trade separately in the market. The one-share, one-vote system typically applies to both types of shares, but the price of foreign shares often exceeds that of local shares, reflecting their limited supply. As foreign-ownership restrictions have been lifted, a number of prominent companies – including all Singapore banks – have merged their local and foreign share tranches. ISS supports the lifting of ownership limits and the greater liquidity and marketability that result from merging foreign and local shares.

Amendments to the Articles of Association/Bylaws

Most amendments proposed by directors are to align the company with recent changes in laws and listing requirements. ISS bases its recommendations on the possible impact the proposal will have on shareholders' rights and interests.

Mergers & Acquisitions

ISS evaluates merger and restructuring transactions on a case-by-case basis, giving consideration to economic, operational, and governance factors. Our analyses are based on the following principles:

  Current shareholders' viewpoint: All analyses are conducted from the point of view of enhancing long-term shareholder returns for the company's existing shareholders. Since transactions will often involve more than one corporation, this may lead to contradictory recommendations. It is important for investors to evaluate our recommendations in light of their relative investment holdings. If an investor holds many shares of company A, for whom a transaction is deemed to be favorable, and relatively few shares of company B, for whom a transaction is held to be unfavorable, it may be in the best interests of the investor to vote for the transaction for both companies rather than follow ISS's recommendations.

  Enhancing shareholder value: The fundamental objective of these analyses is to determine whether a transaction will enhance shareholder value. While the post-transaction governance structure is an important factor in the decision, the paramount concern is whether the transaction makes economic sense and is expected to produce superior shareholder returns. If poor governance is being introduced as a result of the transaction, the company must demonstrate that the economic benefits clearly outweigh any reduction in shareholder rights.

ISS' 2013 Singapore Proxy Voting Guidelines	-7-

ISS	www.issgovernance.com

  Independent evaluation: ISS prefers to see a fairness opinion prepared by a recognized investment banking firm. In transactions where inside directors or management have a conflict of interest, we prefer the assurance that the transaction was reviewed by the independent directors.

Structure of Analysis

For every M&A analysis, ISS reviews publicly available information and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

  Valuation

Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? If a fairness opinion has been prepared, it provides an initial starting point for assessing valuation reasonableness, but ISS also places emphasis on the offer premium, market reaction, and strategic rationale.

  Market reaction

How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

  Strategic rationale

Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

  Negotiations and process

Were the terms of the transaction negotiated at arms-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders.

  Conflicts of interest

Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. ISS will consider whether these interests may have influenced these directors and officers to support or recommend the merger.

  Governance

Will the combined company have a better or worse governance profile than the respective current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

ISS Analytical Focus

The case-by-case basis is the appropriate and correct approach to analyzing M&A, but the emphasis of any ISS analysis will be first and foremost on shareholder value. ISS recognizes the importance of other factors, including corporate governance, to our clients, yet cases where corporate governance dominates an M&A vote decision will be rare.

Moreover, ISS cannot hold itself out as an industry expert. Any ISS analysis of strategic rationale will be limited to general comments on the typical strategic rationales themselves (e.g., economies of scale, aggressive/conservative synergy assumptions, horizontal vs. vertical vs. conglomerate mergers, etc.).

In short, our vote recommendation will be based on an analysis of shareholder value, which itself can be affected by ancillary factors such as the negotiation process. However, our research product can be distinguished from traditional brokers’ analysis by the inclusion of intelligent discussions, where appropriate, of such ancillary factors.

ISS' 2013 Singapore Proxy Voting Guidelines	-8-

ISS	www.issgovernance.com

If the shareholder value is indeed fair, then all the other considerations listed above (e.g., conflicts, process, etc.) become secondary. However, negative factors may indicate that the valuation of a proposed transaction is not in fact “fair.” For example, a poor process can lead to a less than ideal valuation, or excessive change-in-control payments may transfer some of the rightful value due shareholders to conflicted insiders. In these cases, ISS will scrutinize a deal’s valuation more closely to determine whether it is fair to shareholders despite the applicable negative ancillary factors. A transaction can be fair from a valuation standpoint despite being “unfair” in other aspects. In such cases, shareholder value is the trump card.

Asset Divestments/Purchases

Divestments

In reviewing asset sale proposals, shareholders should look for potential elimination of diseconomies and examine the value received for the asset. To assist in this regard, asset sale proposals may be accompanied by an investment bank's opinion. Shareholders should also examine the proposal for evidence that the asset was shopped around and that the deal terms were negotiated at arms-length.

Vote recommendations on asset sales will be determined on a case-by-case basis after considering:

  Impact on the balance sheet/working capital;

  Potential elimination of diseconomies;

  Anticipated financial and operating benefits;

  Anticipated use of funds;

  Value received for the asset; accountants’ report; fairness opinion (if any);

  How the deal was negotiated; and

  Conflicts of interest.

Asset Purchases

As with disposals, vote recommendations on asset sales will be determined on a case-by-case basis taking into account:

  Purchase price, including earnout and contingent payments;

  independent accountants’ report;

  Fairness opinion (if any);

  Financial and strategic benefits;

  How the deal was negotiated;

  Conflicts of interest;

  Other alternatives for the business; and

  Noncompletion risk (company's going concern prospects, possible bankruptcy).

ISS' 2013 Singapore Proxy Voting Guidelines	-9-

ISS	www.issgovernance.com

Social/Environmental Issues

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor covered standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will be considered:

  If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

  If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

  Whether the proposal's request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;

  The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

  If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

  If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

ISS' 2013 Singapore Proxy Voting Guidelines	-10-

ISS	www.issgovernance.com

Disclosure/Disclaimer

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (“ISS”), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits) or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

ISS' 2013 Singapore Proxy Voting Guidelines	-11-

2013 Korea Proxy Voting Summary Guidelines

December 19, 2012

Institutional Shareholder Services Inc.

Copyright © 2012 by ISS

www.issgovernance.com

ISS	www.issgovernance.com

ISS' 2013 Korea Proxy Voting Summary Guidelines

Effective for Meetings on or after Feb. 1, 2013

Published Dec. 19, 2012

Approval of Financial Statements (and Declaration of Cash or Stock Dividends)	3

Amendments to the Articles of Incorporation	3

Issuance limit on new shares or convertible securities	3

Increase in authorized capital	3

Stock split / reverse stock split	3

Preferred stock / non-voting common shares	3

Diversification / expansion of business objectives	4

Establishment of audit committee	4

Stock option grant	4

Amend quorum requirements	4

Cumulative voting	4

Golden parachute clause	4

Authorizing Board to Approve Financial Statements and Income Allocation	4

Election of Directors	5

Election of Audit Committee Members (or Internal Auditor)	6

Remuneration Cap on Directors (and Internal Auditor)	7

Reduction in Capital	7

Stock Option Grants	7

Spinoff Agreement	8

Merger Agreement, Sales/Acquisition of Company Assets, and Formation of Holding Company	8

Amendments to Terms of Severance Payments to Executives	9

Shareholder Proposals	10

Social/Environmental Issues	10

Disclosure/Disclaimer	11

ISS' 2013 Korea Proxy Voting Summary Guidelines	-2-

ISS	www.issgovernance.com

Approval of Financial Statements (and Declaration of Cash or Stock Dividends)

ISS will generally recommend vote FOR approval of financial statements (and declaration of cash or stock dividends), unless:

  The dividend payout ratio has been consistently low without adequate justification;

  The payout is excessive given the company's financial position;

  There are concerns about the accounts presented or audit procedures used; or

  The company is not responsive to shareholder questions about specific items that should be publicly disclosed

Amendments to the Articles of Incorporation

Proposals are always presented in a bundled manner. As such, in cases where ISS believes that the negative provisions proposed in a resolution outweigh any positive ones, an AGAINST vote is recommended on a whole resolution. Shareholders are advised to carefully scrutinize any changes to a company's articles as shareholders will not likely have any chance in the future to reverse the amendments once the amended articles are in place.

The following are frequently proposed amendments in Korea:

Issuance limit on new shares or convertible securities

The most contentious aspect in this proposal pertains to articles that permit companies to issue new shares, convertible bonds, and/or bonds with warrants to non-shareholders without triggering existing shareholders' preemptive rights. When such articles are sought to be amended, ISS will recommend vote FOR the amendments, only if:

  The potential dilution ratio to existing shareholders does not exceed 20 percent; and

  The proposed issuance limit of new shares is set at no higher than 20 percent of issued shares.

Increase in authorized capital

ISS will recommend vote FOR, unless:

  The increase in authorized capital exceeds 100 percent of the current authorized capital without any justification; or

  The increase in the authorized capital results in less than 30 percent of the proposed authorized capital on issue.

Stock split / reverse stock split

ISS will recommend vote FOR unless there is potential dilution impact on existing shareholders as a result of stock split and/or reverse stock split.

Preferred stock / non-voting common shares

ISS will generally recommend vote FOR the creation of a new class of preferred stock or the issuance of preferred stock up to 50 percent of the issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

ISS' 2013 Korea Proxy Voting Summary Guidelines	-3-

ISS	www.issgovernance.com

Diversification / expansion of business objectives

ISS will generally recommend vote FOR proposals to expand business objectives unless the new business takes the company into risky areas.

Establishment of audit committee

ISS will recommend vote FOR the establishment of an audit committee as a replacement for the internal auditor system.

Stock option grant

ISS will recommend vote FOR a proposed stock option grant, unless:

  The maximum dilution level under the plan exceeds 5 percent of issued capital for a mature company; or

  The maximum dilution level under the plan exceeds 10 percent for a growth company.

Amend quorum requirements

ISS will recommend on this proposal on a case-by-case basis.

However, ISS will recommend vote AGAINST proposals to adopt a supermajority voting requirement for removal of directors or internal auditors.

Cumulative voting

ISS will generally recommend vote AGAINST if a company proposes to introduce a new provision that will prohibit the use of cumulative voting in director elections.

Golden parachute clause

ISS will generally recommend vote AGAINST if a company proposes to introduce a new provision that entitles the company's directors to an excessive level of remuneration in the event that they were dismissed or terminated.

Authorizing board to approve financial statements and income allocation

ISS will generally recommend a vote AGAINST if a company proposes to introduce a new provision that gives the board of directors the authority to approve financial statements and income allocation (including dividend payout). Insertion of such clause would potentially take away shareholders' right to approve the company's dividend payment decision without any countervailing benefits.

ISS' 2013 Korea Proxy Voting Summary Guidelines	-4-

ISS	www.issgovernance.com

Election of Directors

ISS recognizes that Korean law imposes two different sets of corporate governance standards on listed companies – one for companies whose asset size is greater than KRW 2 trillion (large companies) and the other for companies whose asset size is below KRW 2 trillion (small companies). Under Korean law, large company boards must have a majority of outside directors and small companies are required to have a board on which one-fourth of the directors are outsiders.

ISS will consider the history of a particular director when deciding whether to recommend in favor of his or her (re)election. Examples of circumstances where ISS will consider recommending a vote AGAINST a director's (re)election are where:

  Adequate disclosure has not been provided in a timely manner;

  There are clear concerns over questionable finances or restatements;

  There have been questionable transactions with conflicts of interest;

  There is any record of abuses against minority shareholder interests;

  The board fails to meet minimum corporate governance standards;

  A director has had significant involvement with a failed company;

  A director has in the past appeared not to have acted in the best interests of all shareholders;

  A director has breached fiduciary duties or engaged in willful misconduct or gross negligence in his/her capacity as a director (irrespective of whether such wrongdoing brings claims of losses and damages to the company);

  A director has been indicted by the Prosecutors' Office and there are pending investigations;

  An outside director has attended less than 75 percent of board meetings in the most recent financial year, without a satisfactory explanation; or

  An outside director sits on more than two public company boards, in violation of the Commercial Act and accompanying presidential decree.

For large companies, in a case where independent non-executive directors (per ISS' classification of directors) represent less than a majority of the board, ISS will recommend a vote AGAINST the following directors:

  Inside/executive directors who are neither CEO nor a member of the founding family; and/or

  The most recently appointed non-independent non-executive director (per ISS' classification of directors) who represents a substantial shareholder, where the percentage of board seats held by representatives of the substantial shareholder are disproportionate to its holdings in the company.

Under extraordinary circumstances, ISS will recommend a vote AGAINST individual directors, members of committee, or the entire board, due to:

  Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

  Failure to replace management as appropriate; or

  Egregious actions related to a director's service on other boards that raise substantial doubt about his/her ability to effectively oversee management and serve the best interests of shareholders at any company.

ISS' 2013 Korea Proxy Voting Summary Guidelines	-5-

ISS	www.issgovernance.com

Election of Audit Committee Members (or Internal Auditor)

Election of Audit Committee Member(s)

Under Korean law, large companies are required to establish an audit committee comprised of a minimum of three members, two-thirds of whom should be outside directors (including the chair). Korean law also requires that at least one audit committee member possess accounting or related financial management expertise or experience.

ISS will consider the history of a particular audit committee member when deciding whether to recommend in favor of his or her (re)election. Examples of circumstances where ISS will consider recommending vote AGAINST an audit committee member's (re)election are where:

  There are serious concerns about the statutory reports presented or audit procedures used;

  A director has had significant involvement with a failed company;

  A director has in the past appeared not to have acted in the best interests of all shareholders;

  A director has breached fiduciary duties or engaged in willful misconduct or gross negligence in his/her capacity as a director (irrespective of whether such wrongdoing brings claims of losses and damages to the company);

  A director has been indicted by the Prosecutors' Office and there are pending investigations;

  An outside director has attended less than 75 percent of board meetings in the most recent financial year, without a satisfactory explanation;

  An outside director sits on more than two public company boards, in violation of the Commercial Act and accompanying presidential decree;

  An inside director seeks to become an audit committee member (for large companies only);

  A director has engaged in some significant transactions with the company in the last three years and he/she cannot reasonably be seen to have the necessary objectivity and independence; or

  Other questions exist concerning any of the audit committee members being appointed.

Election of Internal Auditor(s)

Under Korean law, small companies are required to appoint at least one internal auditor. These companies may alternatively choose to establish an audit committee.

ISS will consider the history of a particular internal auditor when deciding whether to recommend in favor of his or her (re)appointment. Examples of circumstances where ISS will consider recommending vote AGAINST an internal auditor's (re)appointment are where:

  There are serious concerns about the statutory reports presented or audit procedures used;

  The internal auditor(s) has previously served the company in an executive capacity or can otherwise be considered affiliated with the company;

  A nominee has had significant involvement with a failed company;

  A nominee has breached fiduciary duties or engaged in willful misconduct or gross negligence in his/her capacity as an internal auditor (irrespective of whether such wrongdoing brings claims of losses and damages to the company);

  A nominee has been indicted by the Prosecutor's Office and there are pending investigations;

  A nominee has engaged in some significant transactions with the company in the last three years and he/she cannot reasonably be seen to have the necessary objectivity and independence; or

  Other questions exist concerning any of the internal auditors being appointed.

ISS' 2013 Korea Proxy Voting Summary Guidelines	-6-

ISS	www.issgovernance.com

For those small companies which choose to create an audit committee in place of the internal auditor system, ISS will recommend vote FOR the election of an inside director as an audit committee member only if the company's audit committee, after the election, satisfies the legal requirement.

Remuneration Cap on Directors (and Internal Auditor)

ISS will recommend vote FOR approval of remuneration cap on directors (or internal auditor), unless:

  The proposed limit on directors' remuneration is excessive relative to peer companies' remuneration caps; and/or

  The company is asking for a significant fee cap increase where:

    The company reported sound financial performance but its dividend payout ratio has been low in the past couple of years (or for the most recent five years for widely held companies) without any reasonable justification; and/or

    The company has generated a net loss in the most recent two financial years.

Reduction in Capital

ISS will recommend vote FOR proposals to reduce capital routine purposes unless the terms are unfavorable to shareholders.

  Reduction in capital accompanied by cash consideration

    ISS will generally recommend FOR proposals to reduce a company's capital that accompany return of funds to shareholders and is part of a capital-management strategy and an alternative to a buyback or a special dividend. Such a resolution is normally implemented proportionately against all outstanding capital, and therefore does not involve any material change relative to shareholder value.

  Reduction in capital not accompanied by cash consideration

    ISS will generally recommend FOR proposals to reduce capital that do not involve any funds being returned to shareholders. A company may take this action if its net assets are in danger of falling below the aggregate of its liabilities and its stated capital. ISS usually supports such proposals as they are considered to be routine accounting measures.

Stock Option Grants

ISS will recommend vote FOR proposed option grant, unless:

  The maximum dilution level under the plan exceeds 5 percent of issued capital for a mature company; or

  The maximum dilution level under the plan exceeds 10 percent for a growth company.

In Korea, the manner in which stock options are granted and exercised is stipulated under the law.

ISS recognizes that, under Korean law, companies are allowed to grant stock options up to 15 percent of the total number of issued shares pursuant to a shareholder meeting resolution. The board is also allowed to grant stock options up to 3 percent of the total issued shares and to seek shareholders' approval retrospectively at the first general meeting after the grant.

ISS' 2013 Korea Proxy Voting Summary Guidelines	-7-

ISS	www.issgovernance.com

Spinoff Agreement

ISS will recommend vote FOR approval of a spinoff agreement, unless:

  The impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group;

  The company's structure following the spinoff does not reflect good corporate governance;

  There are concerns over the process of negotiation that may have had an adverse impact on the valuation of the terms of the offer; and/or

  The company does not provide sufficient information upon request to make an informed voting decision.

Merger Agreement, Sales/Acquisition of Company Assets, and Formation of Holding Company

ISS will generally recommend vote FOR the approval of a sale of company assets, merger agreement, and/or formation of a holding company, unless:

  The impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group;

  The company's structure following such transactions does not reflect good corporate governance;

  There are concerns over the process of negotiation that may have had an adverse impact on the valuation of the terms of the offer;

  The company does not provide sufficient information upon request to make an informed voting decision; and/or

  The proposed buyback price carries a significant premium at the date of writing, conferring on shareholders a trading opportunity.

The company-level transactions that require shareholders' approval include sale/acquisition of a company's assets or business unit; merger agreements; and formation of a holding company. For every analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors.

Valuation

Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

In Korea, under the Capital Market and Financial Investment Business Act (CMFIB), a fairness opinion is not required for companies with listed shares because the Act specifically sets out all relevant steps and the manner in which the proportion of shares should be divided between the acquirer and target. The CMFIB requires the stock swap ratio between listed companies to be determined by a specific formula which is based on the historical prices and trading volumes.

For transactions between an unlisted company and a listed company, a fairness opinion should be obtained from the independent advisers who review the fairness of the stock swap ratio and the compliance with the governing laws and regulations.

ISS' 2013 Korea Proxy Voting Summary Guidelines	-8-

ISS	www.issgovernance.com

Market reaction

How has the market responded to the proposed deal? How did the company's stock price react following the announcement compared to those of its peers? A negative market reaction will cause ISS to scrutinize a deal more closely.

Strategic rationale

Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

Conflicts of interest

Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-inside shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

Governance

Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Trading opportunity from the dissident's right

Does the proposed buyback price carry a premium or confer on shareholders a trading opportunity?

In Korea, the Corporate Act entitles shareholders to exercise a dissident's right (also known as a right of withdrawal, appraisal right, or buyback right) when the company resolves to engage in such transactions as a sale/acquisition of business, merger, or formation of a holding company.

A dissident's right is the right of shareholders to have their shares bought back by the company at a pre-determined buyback price in the event that shareholders dissent with management on a proposed merger. The manner in which the share buyback price is determined is stipulated under Korean law.

ISS considers whether the proposed buyback price carries a significant premium as of the date of analysis and states in the analysis whether the proposed buyback price confers on shareholders a trading opportunity at the time of analysis. However, shareholders who are interested in exercising the right of withdrawal are advised to reevaluate the size of premium/discount attached to the proposed buyback price, if any, closer to the meeting date and ensure that a written notice of intention of dissent is submitted well in advance of the general meeting.

Amendments to Terms of Severance Payments to Executives

ISS will recommend vote FOR approval of the establishment of or amendments to executives' severance payment terms, unless:

  The company fails to provide any information in regard to the changes to the terms of severance payments to executives;

  The negative provisions proposed in a resolution outweigh any positive ones; and/or

  The company proposes to introduce a new clause that is effectively a golden parachute clause.

ISS' 2013 Korea Proxy Voting Summary Guidelines	-9-

ISS	www.issgovernance.com

Shareholder Proposals

ISS will recommend vote FOR shareholder proposals that would improve the company's corporate governance or business profile at a reasonable cost. However, ISS will recommend vote AGAINST proposals that potentially limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

In addition, ISS will recommend vote AGAINST shareholder-nominated candidates who lack board endorsement, unless they demonstrate a clear ability to contribute positively to board deliberations.

Social/Environmental Issues

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor covered standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will be considered:

  If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

  If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

  Whether the proposal's request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;

  The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

  If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

  If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

ISS' 2013 Korea Proxy Voting Summary Guidelines	-10-

ISS	www.issgovernance.com

Disclosure/Disclaimer

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (“ISS”), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits) or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

ISS' 2013 Korea Proxy Voting Summary Guidelines	-11-

2013 China Proxy Voting Summary Guidelines

December 19, 2012

Institutional Shareholder Services Inc.

Copyright © 2012 by ISS

www.issgovernance.com

ISS	www.issgovernance.com

ISS' 2013 China Proxy Voting Summary Guidelines

Effective for Meetings on or after Feb. 1, 2013

Published Dec. 19, 2012

Approval of Financial Statements and Statutory Reports	4

Dividend Distribution	5

Board of Directors	6

Election of Directors	6

Board of Supervisors	8

Election of Supervisors	8

Remuneration	9

Director Fees	9

Compensation Plans	9

Audit	11

Share Issuance Requests	12

Debt Issuance Requests	13

Related-Party Transactions	14

General Stance on Related-Party Transactions	14

Loan Financing Requests	14

Provision of Guarantees to Related Parties	15

Group Finance Companies	15

Mergers & Acquisitions	16

Structure of analysis	16

Valuation	16

Market reaction	16

Strategic rationale	16

Negotiations and process	16

Conflicts of interest	16

Governance	17

ISS' 2013 China Proxy Voting Summary Guidelines	-2-

ISS	www.issgovernance.com

ISS Analytical Focus	17

Asset Divestments/Purchases	18

Divestments	18

Asset Purchases	18

Social/Environmental Issues	19

Foreign Private Issuers Listed on U.S. Exchanges	20

Disclosure/Disclaimer	21

ISS' 2013 China Proxy Voting Summary Guidelines	-3-

ISS	www.issgovernance.com

Approval of Financial Statements and Statutory Reports

Pursuant to Article 6.2 of Shenzhen Stock Exchange (SZSE) Listing Rules and Article 6.1 of Shanghai Stock Exchange (SSE) Listing Rules, listed companies are required to prepare and release annual reports within four months of the end of each financial year; interim reports within two months of the end of the first half of each financial year; and quarterly reports within one month of the end of the first three months and the end of the first nine months of each financial year, respectively.

In addition to financial statements, Chinese companies often submit directors' reports, supervisors' reports, and independent directors' reports (collectively referred to as statutory reports) to shareholders for approval.

  Directors' reports typically discuss the company's operations for the previous year, including a review of the company's performance, justification of dividend levels and profits or losses, special events such as acquisitions or disposals, and future plans for the company as reported by the company's directors.

  Supervisors' reports contain statements as to the company's performance, finances, related-party transactions, and other operating matters during the year. Supervisors review the company's various documents, management work reports, special reports, and major policy decision matters as presented in the company's shareholder meetings and board of directors meetings and determine whether these are in accordance with prevailing laws.

These reports are usually disclosed in the company's annual report and are ordinarily non-contentious in nature.

ISS generally recommends voting FOR such requests unless:

  There are concerns about the accounts presented or audit procedures used; or

  The external auditor expresses no opinion or qualified opinion over the financial statements; or

  The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

ISS' 2013 China Proxy Voting Summary Guidelines	-4-

ISS	www.issgovernance.com

Dividend Distribution

Chinese regulators have released a number of policy and guidance documents on the subject of dividend policies, the most recent of which ("Notice on the Cash Dividend Distribution Practice of Listed Companies" promulgated by the CSRC in May 2012) states that companies:

  Specify in Articles of Association their income distribution policies, which shall lay out a detailed procedure to determine each year's dividend plan, conditions for a cash dividend payout, conditions for a stock dividend payout, and circumstances under which the company is allowed to revise the policy;

  Obtain shareholder approval for any revision to the dividend policy as a special resolution, that is, an approval rate of two-thirds will be needed;

  Are able to make interim income distributions; and

  Disclose cash dividend distributions and payout ratios for the past three years in the company's annual report.

In an earlier guideline (Several Decisions over the Regulations on Cash Dividend Distribution of Listed Companies) issued by CSRC in 2008, it is required that in order for a listed company to be eligible for a securities issuance (including stocks, convertible bonds, and other securities authorized by CSRC), the cumulative dividend distribution in the most recent three years shall not be less than 30 percent of the average annual distributable profit over the same period.

ISS generally recommends voting FOR approval of the allocation of income, unless:

  The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

  The payout is excessive given the company's financial position.

ISS' 2013 China Proxy Voting Summary Guidelines	-5-

ISS	www.issgovernance.com

Board of Directors

PRC Company Law (article 109) requires a company's board to have five to 19 directors, whilst a 2001 CSRC guidance document requires that independent directors should represent at least one-third of the board, of which at least one independent director must be an accounting professional. These independent directors are subject to a maximum term of six years.

Meeting attendance of independent directors is required to be disclosed by the Code of Corporate Governance 2002. Independent directors who do not join in a board of directors meeting in person for three consecutive times are required to step down and be replaced.

Election of Directors

Where independent directors represent at least one-third of the board, ISS will recommend supporting election of a board- nominated candidate unless:

  He or she is classified by the company as independent, but fails to meet the ISS criteria for independence;

  He or she has been a partner of the company’s auditor within the last three years, and is on the audit committee of the company; or

  He or she has attended less than 75 percent of board meetings over the most recent two years, without a satisfactory explanation.

Where independent directors represent less than one-third of the board, ISS will generally not support the election of a candidate if:

  He or she is classified by the company as independent, but fails to meet the ISS criteria for independence;

  He or she is an executive director. If more than one executive director is up for election, ISS will recommend against only one (typically, the director with the worst attendance record). Executives do not need to sit on the board for directors to access their expertise. Executives can be invited to board meetings to make presentations and answer questions.

  He or she is a representative of a substantial shareholder on a board where the reason independent directors constitute less than one-third of the board is because of a preponderance of executive directors and representatives of one substantial shareholder. In these cases, ISS will recommend against only one representative of the substantial shareholder (typically, the director with the worst attendance record);

  He or she has been a partner of the company’s auditor within the last three years, and is on the audit committee of the company; or

  He or she has attended less than 75 percent of board meetings over the most recent two years, without a satisfactory explanation.

In the case of a bundled election, ISS will recommend a vote against the resolution, regardless of the qualifications of the candidates, as these proposals leave shareholders with an all-or-nothing choice.

In making these recommendations, ISS will not recommend against the election of the CEO or a company founder who is integral to the company.

ISS will recommend voting against shareholder-nominated candidates who lack board endorsement, unless they demonstrate a clear ability to contribute positively to board deliberations.

ISS will also consider the history of a particular director when deciding whether to recommend in favor of his or her (re)election. Examples of circumstances where ISS will consider recommending AGAINST a director's (re)election, regardless of board composition, are when a director has had significant involvement with a failed company and/or where a director has in the past appeared not to have acted in the best interests of all shareholders.

ISS' 2013 China Proxy Voting Summary Guidelines	-6-

ISS	www.issgovernance.com

Under extraordinary circumstances, ISS will recommend AGAINST individual directors, members of a committee, or the entire board, due to:

  Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

  Failure to replace management as appropriate; or

  Egregious actions related to a director's service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

ISS' 2013 China Proxy Voting Summary Guidelines	-7-

ISS	www.issgovernance.com

Board of Supervisors

Company Law of PRC requires that companies establish a supervisory board, and that this board consists of at least three members, with no less than one-third representing mass employees. These employee representatives are elected by employees and are not subject to shareholder approval in general meetings. Directors and senior executives are prohibited from serving as supervisors.

These supervisory boards are charged with overseeing company finances and supervising the conduct of directors and senior executives, with supervisors typically nominated by major shareholders of the company.

Election of Supervisors

ISS generally recommends voting FOR such candidates unless:

  He or she is a senior executive or director of the company;

  He or she has been a partner of the company’s auditor within the last three years; or

  There are concerns about the performance or conduct of an individual candidate.

ISS' 2013 China Proxy Voting Summary Guidelines	-8-

ISS	www.issgovernance.com

Remuneration

Director Fees

In China, directors' and supervisors' remuneration requires shareholder approval. In most cases, however, it is disclosed as an aggregate amount. One exception is the finance industry, where state-owned entities are subject to higher disclosure requirements.

ISS generally supports resolutions regarding directors' fees unless they are excessive relative to fees paid by other companies of similar size.

Compensation Plans

Stock option plans and restricted stock schemes have become increasingly popular in China in recent years, with companies employing increasingly sophisticated schemes.

ISS will recommend voting AGAINST a stock option scheme if:

  The plan permits options to be issued with an exercise price at a discount to the current market price; and/or

  The maximum dilution level for the scheme exceeds ISS guidelines of 5 percent of issued capital for a mature company and 10 percent for a growth company. However, ISS will support plans at mature companies with dilution levels up to 10 percent if the plan includes other positive features such as challenging performance criteria and meaningful vesting periods, as these features partially offset dilution concerns by reducing the likelihood that options will become exercisable unless there is a clear improvement in shareholder value; and/or

  Directors eligible to receive options under the scheme are involved in the administration of the scheme; or

  The company fails to set challenging performance hurdles for exercising the stock options compared with its historical financial performance or the industry benchmarks.

Generally vote AGAINST a stock option scheme if:

  The scheme is proposed in the second half of the year and the measurement of the company's financial performance starts from the same year. The rationale is that the company's financial performance has been largely determined for that particular year and thus by linking the vesting conditions of part of the options to that year's financial performance, the company is providing incentives for the period of the second half only, which can either be too aggressive (if the target is far out of reach) or too insufficient (i.e., the target has already been reached).

ISS will recommend voting AGAINST a restricted stock scheme if:

  The grant price of the restricted shares is less than 50 percent of the average price of the company's shares during the 20 trading days prior to the pricing reference date;

  The maximum dilution level for the scheme exceeds ISS guidelines of 5 percent of issued capital for a mature company and 10 percent for a growth company. However, ISS will support plans at mature companies with dilution levels up to 10 percent if the plan includes other positive features such as challenging performance criteria and meaningful vesting periods, as these features partially offset dilution concerns by reducing the likelihood that restricted shares will be unlocked unless there is a clear improvement in shareholder value;

  Directors eligible to receive restricted shares under the scheme are involved in the administration of the scheme; or

  The company fails to set challenging performance hurdles for unlocking the restricted shares compared with its historical financial performance or the industry benchmarks.

ISS' 2013 China Proxy Voting Summary Guidelines	-9-

ISS	www.issgovernance.com

Generally vote AGAINST a restricted stock scheme if:

  The scheme is proposed in the second half of the year and the measurement of the company's financial performance starts from the same year. The rationale is that the company's financial performance has been largely determined for that particular year and thus by linking the vesting conditions of part of the restricted stocks to that year's financial performance, the company is providing incentives for the period of the second half only, which can either be too aggressive (if the target is far out of reach) or too insufficient (i.e., the target has already been reached).

ISS' 2013 China Proxy Voting Summary Guidelines	-10-

ISS	www.issgovernance.com

Audit

The practice of auditors providing non-audit services to companies is problematic. While large auditors may have effective internal barriers to ensure that there are no conflicts of interest, an auditor's ability to remain objective becomes questionable when fees paid to the auditor for non-audit services such as management consulting, general bookkeeping, and special situation audits exceed the standard annual audit fees. While some compensation for non-audit services is customary, the importance of maintaining the independence of the auditor is paramount. If fees from non-audit services become significant without any clear safeguards against conflicts of interest, ISS recommends opposing the auditor's reappointment.

In China, the CSRC requires listed companies to disclose the aggregate amount of fees paid to the auditor, as opposed to component breakdowns.

With regard to the proposals to (re)appoint auditors, ISS will recommend supporting the appointment of auditors and authorizing the board to fix their remuneration, unless:

  There are serious concerns about the accounts presented or the audit procedures used;

  The auditor is being changed without explanation; or

  Non-audit related fees are substantial or are routinely in excess of standard annual audit fees.

Whilst ISS will consider the nature and scope of non-audit fees when assessing their magnitude, where non-audit fees have constituted more than 50 percent of total auditor compensation during three out of the five most recent financial years, ISS will ordinarily not recommend support for the reelection of the audit firm.

ISS' 2013 China Proxy Voting Summary Guidelines	-11-

ISS	www.issgovernance.com

Share Issuance Requests

Share issuance requests allow companies to issue shares to raise funds for general financing purposes. The CSRC stipulates in a document entitled "Measures for the Administration of the Issuance of Securities by Listed Companies 2006" (referred to as Measures 2006 hereafter) that:

  Share issuances via a private placement shall be issued to not more than 10 specific parties;

  The share issue price shall not be lower than 90 percent of the average trading price of the company's A shares 20 trading days from the benchmark date;

  The share lock-up period shall be 12 months for minority investors and 36 months for the controlling shareholder and actual controlling person of the company.

Chinese companies do not ask for general mandates to issue shares to third parties, rather they request specific mandates for private placements. In analyzing such requests, ISS will examine such requests on a case-by-case basis, with reference to the identity of the place, the use of proceeds, and a company's past share issuance requests.

ISS' 2013 China Proxy Voting Summary Guidelines	-12-

ISS	www.issgovernance.com

Debt Issuance Requests

  Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

  Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity issuance requests.

  Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

In evaluating debt-related proposals, the following factors will be considered:

  Rationale/use of proceeds: Why does the company need additional capital? How will that capital be used?

  Terms of the debts: Are the debt instruments convertible into equity? What are the interest rate and maturity? Any call or put options? Often these terms will not be determined until the time of issuance of debt instruments (or when the actual loan agreement is signed). The terms of the debts would generally be determined by the market conditions, and lack of disclosure concerning these terms should not be a cause for significant concern so long as the debt is not convertible into equity.

  Size: At a minimum, the size of the debt issuance/potential borrowing should be disclosed.

  The company's financial position: What is the company's current leverage and how does that compare to its peers? The risk of non-approval: What might happen if the proposal is not approved? Any alternative source of funding? Could the company continue to fund its operations? Would it hinder the company's ability to realize opportunities?

A distinction should be made between a specific debt issuance or pledging of assets, and authority to issue or increase debt;

as in the case of specific equity issuances and requests for authority to issue equity. For specific debt issuances or pledging of assets, while the above factors will be examined, in general a vote FOR these proposals will be warranted if:

  The size of the debt being requested is disclosed;

  A credible reason for the need for additional funding is provided;

  Details regarding the assets to be pledged are disclosed (for specific asset pledge proposal); AND

  There are no significant causes for shareholder concern regarding the terms and conditions of the debt.

So long as the proposal meets the above conditions, a vote FOR will be warranted even if the company has a high level of debt or the proposed issuance could result in a large increase in debt. A vote AGAINST will be warranted only in extremely egregious cases or where the company fails to provide sufficient information to enable a meaningful shareholder review.

Where a general authority to issue debt or pledge assets is requested, in addition to the above criteria, we will oppose such proposal if it could result in a potentially excessive increase in debt. A potential increase in debt may be considered excessive when:

  The proposed maximum amount is more than twice the company's total debt;

  It could result in the company's debt-to-equity ratio exceeding 300 percent (for non-financial companies); AND

  The maximum hypothetical debt-to-equity ratio is more than three times the industry and/or market norm.

When the above conditions are met, the proposed increase in debt may be considered excessive and thus the proposal may warrant an AGAINST vote. If we do not have data regarding the normal level of debt in that particular industry or market, only the company-specific information will be considered.

ISS' 2013 China Proxy Voting Summary Guidelines	-13-

ISS	www.issgovernance.com

Related-Party Transactions

As with many Asian markets, two types of related-party transactions are commonly seen in China – the non-recurring transaction and the recurring service provision agreement. Commonly seen related-party transactions include (but are not limited to):

  Transactions involving the sale or purchase of goods;

  Transactions involving the sale or purchase of property and/or assets;

  Transactions involving the lease of property and/or assets;

  Transactions involving the provision or receipt of services or leases;

  Transactions involving the transfer of intangible items (e.g., research and development, trademarks, license agreements);

  Transactions involving the provision, receipt, or guarantee of financial services (including loans and deposit services);

  Transactions involving the assumption of financial/operating obligations;

  Transactions that include the subscription for debt/equity issuances; and

  Transactions that involve the establishment of joint-venture entities

According to article 5.1 of Guidelines for Introducing Independent Directors to the Board of Listed Companies by CSRC, 2001 (referred to as Guidelines 2001 hereafter), independent directors must ratify any related-party transaction amounting to more than 5 percent of net assets or RMB 3 million, whilst at board meetings held to discuss such transactions interested directors must abstain from voting (PRC Company Law (article 125)).

Related-party transactions are regulated by Chapter 9 and 10 in the Listing Rules of Shanghai and Shenzhen Stock Exchange, with definitions of related parties and associated transactions given in articles 10.1.1, 10.1.3, and 10.1.5. These rules require that related parties abstain from voting on defined related-party transactions at shareholder meetings.

Articles 12 to 14 of the Code of Corporate Governance also include principles regarding the disclosure, pricing, and other issues involved in a typical related-party transaction.

General Stance on Related-Party Transactions

In considering such proposals, ISS assesses related-party transactions on a case-by-case basis. However, all analyses are conducted from the point of view of long-term shareholder value for the company's existing shareholders.

Loan Financing Requests

Chinese companies often seek loan financing from banks, financial institutions, or controlling shareholders. Occasionally, companies also undertake to provide funding for its subsidiaries, affiliates, or related parties. Generally, the funds obtained from the loan application are used by companies, its subsidiaries, affiliates, and related parties to supplement working capital, fund ongoing projects, and take advantage of investment plans.

Article 10.2.3 of the Shanghai and Shenzhen Listing Rules documents prohibit the making of loans to directors, supervisors, or senior management either directly or through its subsidiaries.

ISS analyzes loans and financing proposals on a CASE-BY-CASE basis.

In assessing requests for loan financing provided by a related party:

  ISS will examine stated uses of proceeds, the size or specific amount of the loan requested, along with interest rates to be charged. ISS also gives importance to, and seeks disclosure on, the specific relation of the party to be granted the loan to the company.

ISS' 2013 China Proxy Voting Summary Guidelines	-14-

ISS	www.issgovernance.com

In assessing requests to provide loan financing to a related party:

  ISS will examine stated uses of proceeds, the size or specific amount of the loan requested, along with interest rates to be charged. ISS also gives importance to, and seeks disclosure on, the specific relation of the party to be granted the loan to the company.

  ISS will generally recommend shareholders vote AGAINST the provision of loans to clients, controlling shareholder, and actual controlling persons of the company.

Provision of Guarantees to Related Parties

Chinese companies often provide loan guarantees for subsidiaries, affiliates, and related parties.

Article 14 of the Code of Corporate Governance states that a listed company shall not provide financial guarantees for its shareholders or their affiliates, whilst both the SSE and SZSE Listing Rules stipulate which guarantee transactions must be submitted to shareholders for approval.

Such requests will be evaluated on a CASE-BY-CASE basis. Generally vote AGAINST the provision of a guarantee where:

  The identity of the entity receiving the guarantee is not disclosed;

  The guarantee is being provided to a director, executive, parent company or affiliated entities where the company has no direct or indirect equity ownership; or

  The guarantee is provided to an entity in which the company's ownership stake is less than 75 percent; and such guarantee is not proportionate to the company's equity stake or other parties have not provided a counter guarantee.

When the proposed guarantee does not fall into the above criteria, vote FOR such request provided that there are no significant concerns regarding the entity receiving the guarantee, the relationship between the listed company and the entity receiving the guarantee, the purpose of the guarantee, or the terms of the guarantee agreement. Examples of such concerns include a previous default by the entity receiving the guarantee or a sub-investment grade credit rating.

Group Finance Companies

It is not uncommon for large companies in China to establish group finance companies (GFC) as an internal agent to accept deposits from, and make loans to, group companies. Shareholder approval is required when the company makes deposits to, obtains loans from, and/or receives other forms of financial services from a GFC.

Given that these GFCs may engage in intragroup lending, and that any default in the payment of loans awarded by finance companies to other members of the group may expose the company’s deposited funds to further risks, ISS will recommend that shareholders vote AGAINST requests to deposit monies with a GFC.

ISS' 2013 China Proxy Voting Summary Guidelines	-15-

ISS	www.issgovernance.com

Mergers & Acquisitions

ISS evaluates merger and restructuring transactions on a case-by-case basis, giving consideration to economic, operational, and governance factors. Our analyses are based on the following principles:

  Current shareholders' viewpoint: All analyses are conducted from the point of view of enhancing long-term shareholder returns for the company's existing shareholders. Since transactions will often involve more than one corporation, this may lead to contradictory recommendations. It is important for investors to evaluate our recommendations in light of their relative investment holdings. If an investor holds many shares of company A, for whom a transaction is deemed to be favorable, and relatively few shares of company B, for whom a transaction is held to be unfavorable, it may be in the best interests of the investor to vote for the transaction for both companies rather than follow ISS's recommendations.

  Enhancing shareholder value: The fundamental objective of these analyses is to determine whether a transaction will enhance shareholder value. While the post-transaction governance structure is an important factor in the decision, the paramount concern is whether the transaction makes economic sense and is expected to produce superior shareholder returns. If poor governance is being introduced as a result of the transaction, the company must demonstrate that the economic benefits clearly outweigh any reduction in shareholder rights.

  Independent evaluation: ISS prefers to see a fairness opinion prepared by a recognized investment banking firm. In transactions where inside directors or management have a conflict of interest, we prefer the assurance that the transaction was reviewed by the independent directors.

Structure of analysis

For every M&A analysis, ISS reviews publicly available information and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

Valuation

Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? If a fairness opinion has been prepared, it provides an initial starting point for assessing valuation reasonableness, but ISS also places emphasis on the offer premium, market reaction, and strategic rationale.

Market reaction

How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

Strategic rationale

Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

Negotiations and process

Were the terms of the transaction negotiated at arms-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders.

Conflicts of interest

Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. ISS will consider whether these interests may have influenced these directors and officers to support or recommend the merger.

ISS' 2013 China Proxy Voting Summary Guidelines	-16-

ISS	www.issgovernance.com

Governance

Will the combined company have a better or worse governance profile than the respective current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

ISS Analytical Focus

The case-by-case basis is the appropriate and correct approach to analyzing M&A, but the emphasis of any ISS analysis will be first and foremost on shareholder value. ISS recognizes the importance of other factors, including corporate governance, to our clients, yet cases where corporate governance dominate an M&A vote decision will be rare.

Moreover, ISS cannot hold itself out as an industry expert. Any ISS analysis of strategic rationale will be limited to general comments on the typical strategic rationales themselves (e.g., economies of scale, aggressive/conservative synergy assumptions, horizontal vs. vertical vs. conglomerate mergers, etc.).

If the shareholder value is indeed fair, then all the other considerations listed above (e.g., conflicts, process, etc.) become secondary. However, negative factors may indicate that the valuation of a proposed transaction is not in fact “fair.” For example, a poor process can lead to a less than ideal valuation, or excessive change-in-control payments may transfer some of the rightful value due shareholders to conflicted insiders. In these cases, ISS will scrutinize a deal’s valuation more closely to determine whether it is fair to shareholders despite the applicable negative ancillary factors. A transaction can be fair from a valuation standpoint despite being “unfair” in other aspects. In such cases, shareholder value is the trump card.

ISS' 2013 China Proxy Voting Summary Guidelines	-17-

ISS	www.issgovernance.com

Asset Divestments/Purchases

Divestments

Vote recommendations on asset sales will be determined on a case-by-case basis after considering:

  Impact on the balance sheet/working capital;

  Potential elimination of diseconomies;

  Anticipated financial and operating benefits;

  Anticipated use of funds;

  Value received for the asset; accountants’ report; fairness opinion (if any);

  How the deal was negotiated;

  Conflicts of interest.

Asset Purchases

As with disposals, vote recommendations on asset purchases will be determined on a case-by-case basis taking into account:

  Purchase price, including earnout and contingent payments;

  independent accountants’ report;

  Fairness opinion (if any);

  Financial and strategic benefits;

  How the deal was negotiated;

  Conflicts of interest;

  Other alternatives for the business;

  Noncompletion risk (company's going concern prospects, possible bankruptcy).

ISS' 2013 China Proxy Voting Summary Guidelines	-18-

ISS	www.issgovernance.com

Social/Environmental Issues

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor covered standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will be considered:

  If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

  If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

  Whether the proposal's request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;

  The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

  If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

  If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

ISS' 2013 China Proxy Voting Summary Guidelines	-19-

ISS	www.issgovernance.com

Foreign Private Issuers Listed on U.S. Exchanges

Foreign private issuers ("FPIs") are defined as companies whose business is administered principally outside the U.S., with more than 50 percent of assets located outside the U.S.; a majority of whose directors/officers are not U.S. citizens or residents; and a majority of whose outstanding voting shares are held by non-residents of the U.S.

Companies with headquarters in China which are incorporated outside of the U.S. and listed solely on U.S. exchanges, where they qualify as FPIs, will be subject to the following policy:

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. In all other cases, equity compensation plans will be evaluated according to ISS' International Proxy Voting Guidelines.

All other voting items will be evaluated using ISS' International Proxy Voting Guidelines.

ISS' 2013 China Proxy Voting Summary Guidelines	-20-

ISS	www.issgovernance.com

Disclosure/Disclaimer

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (“ISS”), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits) or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

ISS' 2013 China Proxy Voting Summary Guidelines	-21-

2013 Australian Proxy Voting Guidelines

December 19, 2012

Institutional Shareholder Services Inc.

Copyright © 2012 by ISS

www.issgovernance.com

ISS' 2013 Australian Proxy Voting Guidelines

Effective for Meetings on or after October 1, 2012

Published Dec. 19, 2012

The following guidelines apply to ASX-registered issuers and those entities listed on the ASX and domiciled in countries not covered by a separate ISS policy. Furthermore, ISS notes that proxy season for annual general meetings (“AGMs”) in Australia typically occurs in the October-November timeframe. As such, in light of any potential policy changes that may occur for this market prior to the upcoming 2013 AGM season, these guidelines may be amended accordingly.

INTRODUCTION	4

Overview	4

GENERAL	5

Company Name Change	5

Significant Change in Activities	5

Capital Structure	5

Multiple Voting Rights	5

Non-Voting Shares	5

Mergers and Demergers	6

Financial Statements	6

SHARE CAPITAL	7

Reduction of Share Capital: Cash Consideration Payable to Shareholders	7

Reduction of Share Capital: Absorption of Losses	7

Buybacks	7

Issue of Shares (Placement): Advance Approval	7

Issue of Shares (Placement): Retrospective Approval	8

BOARD OF DIRECTORS	9

Director Age Limits	9

Alteration of the Number of Directors	9

Classification of Directors	9

Election of Directors	11

Combination of CEO and Chairperson	12

Removal of Directors	12

REMUNERATION	13

ISS' 2013 Australian Proxy Voting Guidelines	-2-

Remuneration Report	13

Remuneration of Non-Executive Directors: Increase in Aggregate Fee Cap	13

Remuneration of Non-Executive Directors: Approval of Share Plan	14

Remuneration of Executive Directors: Share Incentive Schemes	14

Remuneration of Executives: Options and Other Long-Term Incentives	14

Long-Term Incentive Plan Amendments	17

Termination benefit approvals	17

AUDITORS	19

Reappointment of Auditor, and Authorization for the Directors to Set Auditor's Remuneration	19

Appointment of a New Auditor	19

SOCIAL/ENVIRONMENTAL ISSUES	20

MISCELLANEOUS	21

Constitutional Amendment	21

Renewal of "Proportional Takeover" Clause in Constitution	21

DISCLOSURE/DISCLAIMER	22

ISS' 2013 Australian Proxy Voting Guidelines	-3-

INTRODUCTION

The principle underpinning all ISS' recommendations is that shareholders are the owners of listed companies. 1 As such, they are entitled to assess every resolution that seeks their approval in terms of how it affects their interests as the owners of the company.

Overview

Regularly occurring agenda items include:

  Consideration of the financial statements and reports (not normally a voting item);

  Election of directors;

  Non-binding vote on the remuneration report;

  Approving issue of options (or other equity securities) to directors;

  Approving an increase in the aggregate non-executive director fee cap;

  Approving changes to the company's constitution (requiring a 75-percent majority of votes cast).

_____________________________

1 The same principles will be applied to listed entities that are not ‘pure’ companies, such as trusts and stapled securities.

ISS' 2013 Australian Proxy Voting Guidelines	-4-

GENERAL

Company Name Change

ISS Recommendation: Generally, FOR

ISS views decisions about the company name as best left to management. Typically, name changes are proposed to align the company name more closely with its primary businesses and activities and/or to simplify the company name. Such changes are usually made without detracting from market recognition of the company's identity and activities.

Significant Change in Activities

ISS Recommendation: Generally, FOR

ISS generally recommends FOR resolutions to change the nature or scale of business activities (ASX Listing Rule 11.1)

provided the notice of meeting and explanatory statement provide a sound business case for the proposed change.

Capital Structure

Capital structures are generally non-contentious in Australia. Each fully paid ordinary share carries one vote on a poll and equal dividends. Partly paid shares, which are rare, normally carry votes proportional to the percentage of the share paid- up. Companies may also issue redeemable shares, preference shares, and shares with special, limited, or conditional voting rights. Shares with differing amounts of votes constitute different classes of shares, but, in practice, shares with limited or enhanced voting rights are seldom, if ever, seen in Australia outside of a handful of externally managed infrastructure entities.

Multiple Voting Rights

ISS Recommendation: Generally, AGAINST

ISS will recommend AGAINST proposals to create a new class of shares with superior voting rights.

Shareholders are better off opposing dual-class proposals on the grounds that they contribute to the entrenchment of management and allow for the possibility of management acquiring superior voting shares in the future. Empirical evidence also suggests that companies with simple capital structures also tend toward higher valuation because they are easier for investors to understand.

Non-Voting Shares

ISS Recommendation for introduction: CASE-BY-CASE

ISS Recommendation for cancellation: Generally, FOR

ISS will recommend FOR proposals to create a new class of non-voting or subvoting shares only if:

  It is intended for financing purposes with minimal or no dilution to current shareholders;

  It is not designed to preserve the voting power of an insider or significant shareholder.

ISS' 2013 Australian Proxy Voting Guidelines	-5-

Mergers and Demergers

ISS Recommendation for introduction: CASE-BY-CASE

ISS will generally recommend FOR mergers and acquisitions, and demergers/spinoffs, unless:

  The impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group;

  The company's structure following the acquisition or merger does not reflect good corporate governance;

  There are concerns over the process of negotiation that may have had an adverse impact on the valuation of the terms of the offer.

ISS will recommend AGAINST if the company does not provide sufficient information upon request to make an informed voting decision.

Financial Statements

ISS Recommendation: Generally, FOR

ISS will recommend FOR approval of financial statements and director and auditor reports, unless:

  There are concerns about the accounts presented or the audit procedures used;

  The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Australian companies are not required to submit their annual accounts and reports to a shareholder vote.

ISS' 2013 Australian Proxy Voting Guidelines	-6-

SHARE CAPITAL

Reduction of Share Capital: Cash Consideration Payable to Shareholders

ISS Recommendation: Generally, FOR

A company's decision to reduce its share capital, with an accompanying return of funds to shareholders, is usually part of a capital-management strategy. It is commonly an alternative to a buyback or a special dividend.

Such a reduction is normally effected proportionately against all outstanding capital, and therefore does not involve any material change relative to shareholder value. Thus, ISS generally recommends that shareholders vote for these proposals.

Reduction of Share Capital: Absorption of Losses

ISS Recommendation: Generally, FOR

This type of capital reduction does not involve any funds being returned to shareholders. A company may take this action if its net assets are in danger of falling below the aggregate of its liabilities and its stated capital. ISS usually supports such proposals as they are considered to be routine accounting measures.

Buybacks

ISS Recommendation: Generally, FOR

ISS generally recommends FOR requests to repurchase shares, unless:

  There is clear evidence available of past abuse of this authority;

  It is a selective buyback, and the notice of meeting and explanatory statement does not provide a sound business case for it.

ISS considers the following conditions in buyback plans: limitations on a company's ability to use the plan to repurchase shares from third parties at a premium; limitations on the exercise of the authority to thwart takeover threats; and a requirement that repurchases be made at arms-length through independent third parties.

Some shareholders object to companies repurchasing shares, preferring to see extra cash invested in new businesses or paid out as dividends. ISS considers that when timed correctly, buybacks are a legitimate use of corporate funds and can add to long-term shareholder returns.

Issue of Shares (Placement): Advance Approval

ISS Recommendation: CASE-BY-CASE

The ASX Listing Rules contain a general cap on non-pro rata share issues of 15 percent of total equity in a rolling 12-month period. Listing Rule 7.1 allows shareholders to vote to carve out from the "15-percent-in-12-months" cap a particular, proposed issue of shares. If shareholders vote to approve this type of resolution, then the share allotments in question will not be counted in calculating the 15-percent-in-12-months cap for the company.

ISS' 2013 Australian Proxy Voting Guidelines	-7-

Vote CASE-BY-CASE on all requests taking into consideration:

  Dilution to shareholders;

  In some cases, companies may need the ability to raise funds for routine business contingencies without the expense of carrying out a rights issue. Such contingencies could include the servicing of option plans, small acquisitions, or payment for services. When companies make issuance requests without preemptive rights, shareholders not participating in the placement will suffer dilution. While conventions regarding this type of authority vary widely among countries, ISS routinely supports issuance requests without preemptive rights for up to 20 percent of a company's outstanding capital;

  Discount/premium in purchase price to the investor;

  Use of proceeds;

  Any fairness opinion;

  Results in a change in control;

  Financing or strategic alternatives explored by the company;

  Arms-length negotiations;

  Conversion rates on convertible equity (if applicable).

Issue of Shares (Placement): Retrospective Approval

ISS Recommendation: CASE-BY-CASE

Listing Rule 7.4 allows shareholders to vote to carve out from the 15-percent-in-12-months cap an issue of shares made some time in the previous 12 months. If shareholders vote to approve this type of resolution, then the share allotments in question will not be counted in calculating the 15-percent in-12-months cap for the company.

Australian companies routinely seek approval of previous share distributions. As long as the prior issuances conform to ISS guidelines on share issuances in terms of dilution (see above), we routinely recommend in favor of such proposals.

ISS' 2013 Australian Proxy Voting Guidelines	-8-

BOARD OF DIRECTORS

Director Age Limits

ISS Recommendation: Generally, AGAINST

The Australian Corporations Act no longer includes an age limit for directors of public companies. ISS supports resolutions seeking to remove the age limitation contained in companies' constitutions in order to bring them in line with the Australian Corporations Act.

ISS considers that age should not be the sole factor in determining a director's value to a company. Rather, each director's performance should be evaluated on the basis of his or her individual contribution and experience. As long as directors are able to fulfill their fiduciary responsibility to shareholders, ISS does not consider they should be disqualified from remaining in office.

Alteration of the Number of Directors

ISS Recommendation: CASE-BY-CASE

The Australian Corporations Act requires a minimum of three directors for public companies. There is no maximum limit set out in the Act, although company constitutions may set a maximum limit. ISS considers these proposals on a case-by-case basis, but is generally supportive of resolutions that set a maximum limit on board size.

ISS generally recommends AGAINST resolutions that seek to remove any maximum limit on board size.

All proposals to alter board size during a proxy fight or other possible contests for control should be opposed. Allowing directors to alter the terms of a contest while it is under way is not in shareholders' interests, as this tactic could be used to thwart a takeover that is in shareholders' interests.

Classification of Directors

ISS classifies directors as executive, non-independent non-executive, or independent non-executive. ISS' definition of an independent director uses the Financial Services Council (FSC, formerly the Investment and Financial Services Association or IFSA) definition as its core. The FSC definition closely reflects the definition used by the ASX Corporate Governance Council. The FSC defines an independent director as a non-executive director who:

  Is not a substantial shareholder (or an executive or associate of a substantial shareholder) of the company;

  Has not within the last three years been employed by the company in an executive capacity, or been a director after ceasing to hold any such employment;

  Has not within the last three years been a principal or employee of a material professional adviser or material consultant to the corporate group;

  Is not a material supplier/customer of the corporate group (or an executive or associate of a material supplier/customer);

  Does not have a material contractual relationship with the corporate group;

ISS' 2013 Australian Proxy Voting Guidelines	-9-

  Is free from any other interest and any business or other relationship with the corporate group. ISS interprets this definition as follows:

Substantial Shareholders

  A “substantial” shareholder is a shareholder controlling 5 percent or more of the voting rights in the company.

  Where a person is a non-executive director of a substantial shareholder, he or she is classified as independent (unless a separate reason exists for classifying as non-independent). However, if the person is specifically designated as a representative of the substantial shareholder, he or she is classified as non-independent.

Former Executives

  The three-year rule is treated as a genuine “cooling off” period. Therefore, a non-executive director is treated as affiliated if he or she has previously been employed in an executive capacity by the company or another group member, and there was not a period of at least three years between ceasing such employment and serving on the board.

Advisers, Suppliers, Customers

  Where a person is a non-executive director of a material adviser/supplier/customer, and not a major shareholder (or partner) in the material adviser/supplier/customer, he or she is classified as independent (unless a separate reason exists for classifying as non-independent).

  The materiality threshold for transactions is A$500,000 per annum for large advisers/suppliers/customers and A$50,000 per annum for small advisers/suppliers/customers. “Large” advisers include all major law, accounting and investment banking firms. These thresholds are assessed by looking at transactions during the two most recent financial years.

Residual

  A company founder is classified as non-independent under the “residual” category (other interests or relationships) even if he or she is no longer a substantial shareholder.

  A relative of a substantial shareholder, or of a current or former executive, is classified as non-independent under the residual category.

  If the company's annual report classifies a director as non-independent without further information, he or she is classified as non-independent under the residual category.

  There is no hard and fast rule about tenure (length of time on the board) impacting independence. However, a non-executive director who has served 20 or more years would be classified as non-independent under the residual category.

ISS' 2013 Australian Proxy Voting Guidelines	-10-

Election of Directors

ISS considers the overall composition of the board, and of the audit, remuneration, and nomination committees, as well as individual directors' attendance records.

ISS will also consider the history of a particular director when deciding whether to recommend in favor of their (re)election. Examples of circumstances where ISS will consider recommending AGAINST a director's (re)election, regardless of board composition, are when a director has had significant involvement with a failed company and/or where a director has in the past appeared not to have acted in the best interests of all shareholders.

Where there is a majority-independent board (greater than 50 percent), ISS will recommend FOR the (re)election of a board-nominated director unless:

  He or she is executive and chairperson, and no "lead director" has been appointed from among the independent directors (recommend AGAINST; but if he or she is company founder and integral to the company, recommend FOR);

  He or she is executive (but not the CEO) and is on the audit committee (recommend AGAINST);

  He or she is non-independent due to being a former partner or employee of the company's auditor, and is on audit committee (recommend AGAINST);

  He or she is executive (but not the CEO) and is on the remuneration committee, and the remuneration committee is not majority-independent (recommend AGAINST);

  He or she has attended less than 75 percent of board and committee meetings over the most recent two years, without a satisfactory explanation (recommend AGAINST);

  He or she sits on more than five other listed company boards (counting a chair as equivalent to two board positions), or is an executive director and holds more than one non-executive directorship at unrelated listed companies (recommend AGAINST, in the absence of exceptional circumstances).

Where there is not a majority-independent board (less than or equal to 50 percent):

  Generally recommend AGAINST executive directors (except the CEO and founders integral to the company) because executives do not need to sit on the board for directors to access their expertise. It is common in Australia for senior executives to be invited to board meetings to make presentations and answer questions;

  Recommend AGAINST a representative of a substantial shareholder on a board where the reason independent directors constitute a minority of the board is because of a preponderance of executive directors and representatives of one substantial shareholder. In these cases, ISS will recommend against only one representative of the substantial shareholder (typically, the director with the worst attendance record);

  Recommend AGAINST any director who is non-independent due to being a former partner or employee of the company's auditor, and is on the audit committee;

  Recommend AGAINST any director who has attended less than 75 percent of board and committee meetings over the most recent two years, without a satisfactory explanation;

ISS' 2013 Australian Proxy Voting Guidelines	-11-

  Recommend AGAINST any director who sits on more than five other listed company boards (counting a chair as equivalent to two board positions), or is an executive director and holds more than one non-executive directorship at unrelated listed companies, unless exceptional circumstances exist.

Recommend AGAINST shareholder-nominated candidates who lack board endorsement, unless they demonstrate a clear ability to contribute positively to board deliberations.

Under extraordinary circumstances, recommend AGAINST directors individually, on a committee, or the entire board, due to:

  Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company; or

  Failure to replace management as appropriate; or

  Egregious actions related to the director(s)' service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Combination of CEO and Chairperson

ISS Recommendation: CASE-BY-CASE

ISS supports the separation of the roles of chairperson and CEO in principle but acknowledges that there may be certain mitigating factors to counterbalance a board structure where the roles are combined, such as the appointment of a lead director. ISS also considers companies should be allowed the discretion in exceptional circumstances to temporarily combine the roles if adequate justification is provided. If the company combines these two positions into one person, then the company must provide for adequate control mechanisms.

Removal of Directors

ISS Recommendation: CASE-BY-CASE

The major decision factors are:

  Company performance relative to its peers;

  Strategy of the incumbents versus the dissidents;

  Independence of directors/nominees;

  Experience and skills of board candidates;

  Governance profile of the company;

  Evidence of management entrenchment;

  Responsiveness to shareholders.

ISS' 2013 Australian Proxy Voting Guidelines	-12-

REMUNERATION

Remuneration Report

ISS Recommendation: CASE-BY-CASE

ISS' approach is to ascertain, from the remuneration report, the key positive and negative features of the company's approach to executive and non-executive remuneration, and then make a voting recommendation after balancing those positive and negative features. An assessment is made of both (a) the way in which the company pays its executives and non-executive directors and (b) the adequacy and quality of the company's disclosure.

In relation to (a), ISS' approach to long-term incentive plans and option plans is covered in “Remuneration of Executives: Options and Other Long-Term Incentives” below.

Remuneration of Non-Executive Directors: Increase in Aggregate Fee Cap

ISS Recommendation: CASE-BY-CASE

This type of resolution seeks shareholder approval for an increase in the maximum aggregate level of fees able to be paid to the company's non-executive directors. It is a requirement of the ASX Listing Rules for companies to obtain shareholder approval for any increase in the fee cap.

When assessing requests for an increase in the fee cap, ISS applies a case-by-case approach taking into account the following factors:

  The size of the proposed increase;

  The level of fees compared to those at peer companies;

  The explanation the board has given for the proposed increase;

  Whether the company has discontinued retirement benefits;

  The company’s absolute and relative performance over (at least) the past three years based on measures such as (but not limited to) share price, earnings per share and return on capital employed;

  The company’s policy and practices on non-executive director remuneration, including equity ownership;

  The number of directors presently on the board and any planned increases to the size of the board;

  The level of board turnover.

If the company has an active retirement benefits plan for non-executive directors, recommend AGAINST the increase. ISS also will recommend AGAINST a fee cap increase where a company is seeking an increase after a period of poor absolute and relative performance, where the same board (or largely the same board) has overseen this period of poor performance and where the fee cap increase is not being sought for the purposes of board renewal.

ISS' 2013 Australian Proxy Voting Guidelines	-13-

Remuneration of Non-Executive Directors: Approval of Share Plan

ISS Recommendation: Generally, FOR

This type of resolution seeks shareholder approval for the company's non-executive directors to receive some of their fees in the form of shares rather than cash. The reason for the resolution is that listed companies can only issue equity securities to directors if shareholders approve such issuances in advance (Listing Rule 10.14).

The ISS recommendation in such cases is generally FOR because all three key sets of guidelines in Australia (ASX Corporate Governance Council, FSC, and those of the Australian Council of Super Investors - ACSI) support companies taking steps to encourage non-executive directors to acquire a material shareholding.

Remuneration of Executive Directors: Share Incentive Schemes

ISS Recommendation: CASE-BY-CASE

ISS takes a similar approach to share incentive schemes as it does to share option plans (see “Remuneration of Executives: Options and Other Long-Term Incentives” below).

Share incentive schemes in Australia usually provide for “performance rights,” “performance shares,” “conditional rights,” or similar instruments, all of which are economically zero exercise price options (ZEPOs).

A smaller number of share incentive schemes are structured as loan-funded share plans.

Remuneration of Executives: Options and Other Long-Term Incentives

ISS Recommendation: CASE-BY-CASE

In Australia, there is no statutory or listing rule requirement for companies to put share option plans or other long-term incentive plans before shareholders for approval. Some companies choose to seek shareholder approval of a plan so that options or other equity instruments issued under it do not count toward the “15 percent in 12 months” dilution cap (see “Issue of Shares (Placement): Advance Approval”, above).

Under ASX Listing Rule 10.14, companies must seek shareholder approval for any grant of options or shares to a director. However, there is a carve-out for grants of shares where those shares were purchased on-market rather than being newly issued. This carve-out was introduced in a controversial amendment to Listing Rule 10.14 in October 2005. In ISS' view - reflecting the views of many institutional investors in Australia - the carve-out is inappropriate, and long-term incentive grants of shares to executive directors should be put to shareholders for a vote, regardless of whether the shares are newly issued or purchased on market. If a company utilizes the Listing Rule 10.14 carve-out, this is treated as a negative factor in ISS' assessment of the Remuneration Report.

ISS reviews long-term incentive plans and share option plans (and proposed grants of options and shares to particular directors) according to the following criteria:

Exercise Price

  Option exercise prices should not be at a discount to the market price at the grant date. (Many Australian companies now issue performance rights or performance shares, which are ZEPOs. These are not treated as “discounted” options, but the following requirements in terms of vesting period, performance hurdles, etc., apply equally.)

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  Plans should not allow the repricing of underwater options.

Vesting Period

  Should be appropriate time restrictions before options can be exercised (if 50 percent or more of securities can vest in two years or less, this is too short).

Performance Hurdles

  Generally, a hurdle that relates to total shareholder return (TSR) is preferable to a hurdle that specifies an absolute share price target or an accounting measure of performance (such as earnings per share: EPS).

  Where a relative hurdle is used (comparing the company's performance against a group of peers or against an index), no vesting should occur for submedian performance, and the peer group should be defensible (e.g. not too small, and not “cherry picked”).

  A sliding-scale hurdle – under which the percentage of options/rights that vest increases according to a sliding scale of performance (whether absolute or relative) – is generally preferable to a hurdle under which 100 percent of options vest once a single target is achieved.

  Where an absolute share-price target is used, executives can be rewarded by a rising market even if their company does relatively poorly. In addition, even if a share-price hurdle is set at a significantly higher level than the prevailing share price, then the hurdle may not be particularly stretching if the option has a long life and there are generous retesting provisions.

  An accounting-related hurdle does not necessarily require that shareholder value be improved before the incentive vests. In other words, with an accounting performance hurdle, it is possible for incentives to vest – and executives to be rewarded – without any medium to long-term improvement in shareholder return having been delivered. Growth in EPS may, but does not always, translate into a material increase in share price and dividends over the medium to long term.

  Two different types of options should be distinguished: (1) grants of market-exercise-price options (traditional options), and (2) ZEPOs. Traditional options have an in-built share price appreciation hurdle, because the share price must increase above its level at the grant date for the executive to have an incentive to exercise. ZEPOs have no exercise price; the executive pays nothing to the company on exercising the rights. An EPS hurdle can lead to executive reward without any increase in shareholder return if the instruments are ZEPOs, but not if they are traditional options. Therefore, an EPS hurdle can more readily be supported if traditional options, rather than ZEPOs, are being granted.

  For an EPS target to be sufficiently stretching, the target should specify a hurdle that will require EPS to have grown significantly. In assessing whether an EPS hurdle is sufficiently stretching for a particular company, ISS will consider the EPS forecasts for a particular company produced and published by analysts and any earnings guidance provided by management. If a sliding-scale EPS hurdle is used, a significant proportion of the options should vest only for EPS performance that exceeds consensus analyst forecasts.

Retesting

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  A retest is where the performance hurdle has not been achieved during the initial vesting period, and the plan permits further testing of the performance hurdle on a later date or dates. Many investors in markets like the U.K. do not support retesting of performance criteria on share options or other share-based incentive awards, arguing that retesting undermines the incentive value of such awards. However, such provisions have not been uncommon in the Australian market. At the same time, however, as companies have moved toward annual grants of awards that mitigate the concerns over “cliff-vesting” and the increasingly held view among institutions that retesting does not constitute best practice, companies are encouraged to review such practices and move toward reducing the number of retests to a small number, if not eliminating retesting altogether.

  In cases where retesting exists, ISS will evaluate the type of retesting, either fixed-base or rolling, and the frequency of the retesting. (Fixed-base testing means performance is always tested over an ever-increasing period, starting from grant date. This is less concerning than retesting from a rolling start date.) Where a company has a particularly generous retesting regime, and has not committed to reduce the number of retests to a small number, ISS will recommend AGAINST a resolution to approve the scheme in question, or a grant of options/rights under the scheme. This may also lead to an AGAINST recommendation on the remuneration report, depending on other aspects of executive and non-executive pay. In the case of new plans, ISS considers that companies should not include retesting provisions as a matter of best practice, but will take a case-by-case approach in such instances.

Transparency

  Methodology for determining exercise price should be disclosed.

  Shareholders should be presented with sufficient information to determine whether the scheme will reward superior future performance.

  Proposed volume of securities which may be issued should be disclosed to enable shareholders to assess dilutionary impact.

  Time restrictions before options can be exercised should be disclosed.

  Any restrictions on disposing of shares received should be disclosed.

  Full cost of options to the company should be disclosed.

  Method used to calculate cost of options should be disclosed, including any discount applied to account for the probability of equity incentives not vesting.

  Method of purchase or issue of shares on exercise of options should be disclosed.

Dilution of Existing Shareholders' Equity

  Aggregate number of shares and options issued under all employee and executive incentive schemes should not exceed 10 percent of issued capital.

Level of Reward

  Value of options granted (assuming performance hurdles are met) should be consistent with comparable schemes operating in similar companies.

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Eligibility for Participation in the Scheme

  Scheme should be open to all key executives.

  Scheme should not be open to non-executive directors.

Other

  Plans should include reasonable change-in-control provisions (i.e. pro rata vesting time and size of awards).

  Plans should include "good" leaver/"bad" leaver provisions to minimize excessive and unearned payouts (see below for a discussion of ISS specific approach to resolutions seeking approval for termination benefits to executives generally and under equity plans).

In summary, ISS generally opposes plans, and proposed grants under plans, if any of the following apply:

  Exercise price is discounted;

  Vesting period is too short;

  Performance hurdles are not sufficiently demanding (although ISS will take into account whether the plan is used for a wide group of employees in evaluating performance hurdles under a particular plan);

  Extensive retesting of performance criteria is permitted over an extended time period if the original performance criteria are not met during the initial testing period;

  Plan allows for excessive dilution;

  Company failed to disclose adequate information regarding any element of the scheme.

Long-Term Incentive Plan Amendments

ISS recommendation: CASE-BY-CASE

When evaluating amendments to existing plans ISS initially uses its long-term incentive plan guidelines (see above). ISS then determines if the amendment is improving/removing negative features or if it is exacerbating such features. If the amendment is eliminating negative features, the amendment could potentially be supported. However, if the amendment is neutral, ISS would recommend AGAINST the amendment to express dissatisfaction with the underlying terms of the plan.

Termination benefit approvals

ISS recommendation: CASE-BY-CASE

Amendments to the Australian Corporations Act in November 2009 capped allowable (i.e. without shareholder approval) "termination benefits" to senior executives at 12 months' base pay. Formerly the Corporations Act required shareholder approval only where the termination payment was in excess of seven times total remuneration. Companies are able to seek approval of such payments, including benefits from unvested equity grants on termination, in advance including by seeking general approval for vesting of equity incentives on termination under a specific equity plan.

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ISS will generally recommend AGAINST resolutions seeking approval of termination payments for executives in excess of the statutory maximum (i.e. 12 months' base pay), except where there is clear evidence that the termination payment would provide a benefit to shareholders.

In cases where approval is sought for termination benefits under any equity plan, vote FOR the provision of termination benefits under the plan in excess of 12 months' base salary, only if the approval is for three years or less and no vesting without satisfaction of sufficiently demanding performance hurdles is permitted.

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AUDITORS

Reappointment of Auditor, and Authorization for the Directors to Set Auditor's Remuneration

ISS Recommendation: Generally, FOR

This type of resolution is not required under Australian law, and so it arises for ASX-listed companies that are incorporated in the United Kingdom, Papua New Guinea, and other countries where annual reappointment of the auditor is a statutory requirement.

ISS will recommend FOR appointment of auditors and authorizing the board to fix their remuneration, unless:

  There are serious concerns about the accounts presented or the audit procedures used;

  Non-audit related fees are substantial or are routinely in excess of standard annual audit fees.

Appointment of a New Auditor

ISS Recommendation: Generally, FOR

Whenever an Australian public company changes its auditor during the year, it is required to put the auditor up for election by shareholders at the next AGM. Often a new auditor is selected by the board during the year and may or may not have started work by the time the shareholders vote on its election.

Unless there is some compelling reason why a new auditor selected by the board should not be endorsed, the recommendation is FOR. A compelling reason might be a past association as auditor during a period of financial trouble.

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Social/Environmental Issues

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor covered standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will be considered:

  If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

  If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

  Whether the proposal's request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;

  The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

  If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

  If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

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MISCELLANEOUS

Constitutional Amendment

ISS Recommendation: CASE-BY-CASE

Proposals to amend the company's constitution are required to be approved by a special resolution (75-percent majority of votes cast).

Proposals range from a general updating of various clauses to reflect changes in corporate law and ASX Listing Rules, to complete replacement of an existing constitution with a new "plain language," and updated, version.

Renewal of "Proportional Takeover" Clause in Constitution

ISS Recommendation: Generally, FOR

The Australian Corporations Act allows a company to include in its constitution a clause that requires shareholder approval for a proportional (partial) takeover offer to be made. Under this type of clause, a proportional takeover offer cannot proceed to be mailed out to shareholders until after the company has held a general meeting at which shareholders vote on whether to allow the offer to be made. The clause can remain in the constitution for a maximum of three years. It is standard practice among ASX-listed companies to ask their shareholders to reinsert the clause into the constitution, at every third AGM. The clause cannot be used as a management entrenchment device given that if a shareholder meeting to vote on the approval of the making of a proportional bid is not held within 14 days of the bid expiry deadline, allowing the bid to be made will be taken as approved.

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DISCLOSURE/DISCLAIMER

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (“ISS”), its subsidiaries, or, in some cases third party suppliers. The Information may not be reproduced or redisseminated in whole or in part without prior written permission of ISS.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits) or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

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2013 New Zealand Proxy Voting Guidelines

December 19, 2012

Institutional Shareholder Services Inc.

Copyright © 2012 by ISS

www.issgovernance.com

ISS' 2013 New Zealand Proxy Voting Guidelines

Effective for Meetings on or after October 1, 2012

Published Dec. 19, 2012

The following guidelines apply to NZSX-registered issuers and those entities listed on the NZSX and domiciled in countries not covered by a separate ISS policy. Furthermore, ISS notes that proxy season for annual general meetings (“AGMs”) in New Zealand typically occurs in the October-November timeframe. As such, in light of any potential policy changes that may occur for this market prior to the upcoming 2013 AGM season, these guidelines may be amended accordingly.

INTRODUCTION	4

Disclosure	4

BOARD OF DIRECTORS	5

Director Age Limits	5

Alteration of the Number of Directors	5

Classification of Directors	6

Election of Directors	8

Removal of directors	9

GENERAL	10

Company Name Change	10

Significant Change in Activities	10

CAPITAL STRUCTURE	11

Multiple Voting Rights	11

Non-Voting Shares	11

MERGERS AND DEMERGERS	12

SHARE CAPITAL	13

Reduction of Share Capital: Absorption of Losses	13

Issue of Shares (Placement): Advance Approval	13

Issue of Shares (Placement): Retrospective Approval	14

REMUNERATION	15

Remuneration of Non-executive Directors – Increase in Aggregate Fee Cap	15

Remuneration of Non-executive Directors – Issue of options	15

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Transparency of CEO incentives	16

Remuneration of Executives: Options and Other Long-Term Incentives	16
Exercise price	16
Vesting period	16
Performance hurdles	16
Dilution of existing shareholders’ equity	18
Level of reward	18
Who can participate in the scheme?	18
Other	19

Remuneration: Shareholder resolutions	19

SOCIAL/ENVIRONMENTAL ISSUES	20

MISCELLANEOUS	21

Constitutional Amendment	21

DISCLOSURE/DISCLAIMER	22

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INTRODUCTION

The principle underpinning all ISS' recommendations is that shareholders are the owners of listed companies. 1 As such, they are entitled to assess every resolution that seeks their approval in terms of how it affects their interests as the owners of the company.

Disclosure

Shareholders in listed companies are entitled to clear and meaningful disclosure of company finances, the names, roles, and experience of directors and senior management, and the remuneration paid to directors, auditors, and executives, as well as any other transactions between the company and associates of its management.

In addition, shareholders as owners should receive information on the internal and external governance mechanisms of a company, including the details of membership of board committees, attendance at board and committee meetings by directors, and disclosure of committee charters and/or responsibilities. Adequate disclosure on governance mechanisms includes the disclosure of the number of votes cast FOR, AGAINST, and ABSTAIN on particular resolutions at company meetings.

In the absence of such disclosures, shareholders will lack sufficient information to assess how their interests as owners are being safeguarded. In cases where disclosure is generally inadequate, ISS will consider on a case-by-case basis recommending AGAINST resolutions such as the election of directors, especially the chairperson, the acceptance of financial statements, and, where necessary and appropriate, any other resolution.

1 The same principles will be applied to listed entities that are not ‘pure’ companies, such as trusts and stapled securities.

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BOARD OF DIRECTORS

In assessing resolutions concerning directors, ISS will consider the following:

  Directors are the stewards of the shareholders’ company;

  As such, directors should act in the interests of the company;

  Directors are best placed to provide oversight of the management and operations of a company;

  Directors should be responsive to the wishes of the shareholders whose interests they serve.

As a general principle, ISS supports boards having a majority of independent non-executive directors with an independent chairperson. However, ISS acknowledges there will be cases where it is in the best interests of the company for a board not to comprise a majority of independent directors, and will assess all resolutions concerning the election of directors on a case-by-case basis.

Director Age Limits

ISS Recommendation: Generally, AGAINST

There is no requirement in the NZ Companies Act for directors to retire at a certain age. ISS supports resolutions seeking to remove age limitations from company constitutions.

ISS does not consider that age should be the sole factor in determining a director’s value to a company. Rather, each director’s performance should be evaluated on the basis of their individual contribution and experience. As long as directors are able to fulfill their fiduciary responsibility to shareholders, we do not believe they should be disqualified from remaining in office.

Alteration of the Number of Directors

ISS Recommendation: CASE-BY-CASE

The NZSX Listing Rules require a minimum of three directors for public companies. There is no maximum limit, although company constitutions may set a maximum limit. ISS considers these proposals on a case-by-case basis, but is generally supportive of resolutions that set a maximum limit on board size. ISS will generally recommend AGAINST resolutions that seek to remove any maximum limit on board size.

All proposals to alter board size during a proxy fight or other possible contests for control should be opposed. Allowing directors to alter the terms of a contest while it is under way is not in shareholders’ interests, as this tactic could be used to thwart a takeover that is in shareholders’ interests.

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Classification of Directors

Directors are classified as (i) executive, (ii) non-independent non-executive, or (iii) independent non-executive. The ISS definition of an independent director uses the ASX Corporate Governance Council’s definition as its core. The ASX Council definition is used because many NZ companies are listed on the ASX and in turn a substantial part of the NZX 50 consists of ASX-listed companies. The ASX definition is similar to the definition adopted by the NZSX Listing Rules of an independent director but is more specific and in some cases more stringent. It defines an independent director as a non-executive director who:

  Is not a substantial shareholder (or an executive or associate of a substantial shareholder) of the company;

  Has not within the last three years been employed by the company in an executive capacity, or been a director after ceasing to hold any such employment;

  Has not within the last three years been a principal or employee of a material professional adviser or material consultant to the corporate group;

  Is not a material supplier/customer of the corporate group (or an executive or associate of a material supplier/customer);

  Does not have a material contractual relationship with the corporate group;

  Has not served on the board for a period which could, or could reasonably be perceived to, materially interfere with the director’s ability to act in the best interests of the company;

  Is free from any other interest and any business or other relationship with the corporate group.

ISS interprets this definition as follows:

Substantial shareholders

  A "substantial" shareholder is a shareholder controlling 5 percent or more of the voting rights in the company. This is in accordance with the NZ Securities Markets Act.

  Where a person is a non-executive director of a substantial shareholder, he/she is classified as independent (unless a separate reason exists for classifying as non-independent). However, if the person is specifically designated as a representative of the substantial shareholder, he/she is classified as non-independent.

  A company founder is classified as non-independent even if no longer a substantial shareholder.

  A relative of a substantial shareholder is also classified as non-independent.

Former executives

  The three-year rule is treated as a ‘cooling off’ period. Therefore, where an executive joins the board (as a non- executive) on retirement from executive office, or stays on the board (as a non-executive) after retiring from executive office, he/she is classified as non-independent for so long as they remain on the board.

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  A relative of a current or former executive is also considered to be non-independent.

Advisers, suppliers, customers

  Where a person is a non-executive director of a material adviser/supplier/ customer, and not a major shareholder (or partner) in the material adviser/supplier/customer, he/she is classified as independent (unless a separate reason exists for classifying them as non-independent).

  The materiality threshold for transactions is NZ$250,000 per annum for large advisers/suppliers/customers and NZ$25,000 per annum for small advisers/suppliers /customers. ‘Large’ advisers include all major law, accounting and investment banking firms. These thresholds are assessed by looking at transactions during the two most recent financial years.

Tenure

  ISS classifies a non-executive director who has served 20 or more years as non-independent.

Miscellaneous

  If the company classifies a director as non-independent without further information, he/she is classified as non- independent under the ‘residual’ category.

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Election of Directors

ISS looks at the overall composition of the board, and the audit, remuneration, and nomination committees and at directors’ attendance records (where provided) in assessing whether to support the election of board-endorsed directors. In doing so, ISS will bear in mind prevailing NZ board structures although as a general principle ISS supports audit, remuneration and nomination committees that have a majority of independent non-executive directors.

ISS will also consider the history of a particular director when deciding whether to recommend in favor of his or her (re)election. Examples of circumstances where ISS will consider recommending AGAINST a director’s election, regardless of board composition, is when a director has had a significant involvement with a failed company or where a director has in the past acted against the interests of all shareholders.

Where there is a majority-independent board (i.e. >50 percent) ISS will recommend FOR the (re)election of a board- nominated director unless:

  He/she is executive and chairperson, and there is no independent deputy chairperson or ‘lead independent director’ or other accountability mechanism (recommend AGAINST; but if he/she is the company founder and integral to the company: recommend FOR);

  He/she is executive (but not the CEO) and is on the audit committee (recommend AGAINST);

  He/she is non-independent due to being a former partner or employee of the company’s auditor, and is on audit committee (recommend AGAINST);

  He/she has attended less than 75 percent of board and committee meetings over the most recent two years, without a satisfactory explanation (recommend AGAINST);

  He/she sits on more than five other listed company boards (counting chairing a company as equivalent to two board positions), or is an executive director and holds more than one non-executive directorship at unrelated listed companies (recommend AGAINST).

Where there is not a majority-independent board (i.e. ≤50 percent):

  Generally recommend AGAINST executive directors (except the CEO and/or a company founder who is integral to the company) because executives do not need to sit on the board for directors to access their expertise. It is common in New Zealand for senior executives to be invited to board meetings to make presentations and answer questions;

  Recommend AGAINST any director who is non-independent due to being a former partner or employee of the company’s auditor, and is on audit committee;

  Recommend AGAINST any director who has attended less than 75 percent of board and committee meetings over the most recent two years, without a satisfactory explanation;

  Recommend AGAINST any director who sits on more than five other listed company boards (counting chairing a company as equivalent to two board positions), or is an executive director and holds more than one non-executive directorship at unrelated listed companies;

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  Recommend AGAINST a representative of a substantial shareholder on a board where independent directors constitute a minority of the board due to a preponderance of executive directors and substantial shareholder affiliates. In these cases, ISS will recommend against only one representative of the substantial shareholder.

Recommend AGAINST shareholder-nominated candidates who lack board endorsement, unless they demonstrate a clear ability to contribute positively to board deliberations.

Under extraordinary circumstances, recommend AGAINST directors individually, on a committee, or the entire board, due to:

  Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company; or

  Failure to replace management as appropriate; or

  Egregious actions related to the director(s)' service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Removal of directors

ISS Recommendation: CASE-BY-CASE

The major factors in considering such resolutions are:

  Company performance relative to its peers;

  Strategy of the incumbents versus the dissidents;

  Independence of directors/nominees;

  Experience and skills of board candidates;

  Governance profile of the company;

  Evidence of management entrenchment;

  Responsiveness to shareholders;

  Level of disclosure by company to shareholders.

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GENERAL

Company Name Change

ISS Recommendation: Generally FOR

ISS views decisions about the company name as best left to management. Typically, name changes are proposed to align the company name more closely with its primary businesses activities and/or to simplify the company name. Such changes are usually made without detracting from market recognition of the company’s identity and activities.

Significant Change in Activities

ISS Recommendation: Generally FOR

ISS will generally recommend FOR resolutions to change the nature or scale of business activities (NZSX Listing Rule 9.1.1) so long as the notice of meeting and explanatory statement provides a sound business case for the proposed change.

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CAPITAL STRUCTURE

Multiple Voting Rights

ISS Recommendation: Generally, AGAINST

Recommend AGAINST proposals to create a new class of shares with superior voting rights.

Shareholders are better off opposing dual-class proposal on the grounds that they contribute to the entrenchment of management and allow for the possibility of management acquiring superior voting shares in the future. Empirical evidence also suggests that companies with simple capital structures also tend towards higher valuation because they are easier for investors to understand.

Non-Voting Shares

ISS Recommendation for introduction: CASE-BY-CASE

ISS Recommendation for cancellation: Generally, FOR

Recommend FOR proposals to create a new class of non-voting or sub-voting shares only if:

  It is intended for financing purposes with minimal or no dilution to current shareholders;

  It is not designed to preserve the voting power of an insider or significant shareholder.

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MERGERS AND DEMERGERS

ISS Recommendation: CASE-BY-CASE

In evaluating mergers and demergers for which shareholder approval in a meeting is being sought, ISS will evaluate the terms of the offer principally on the basis of the returns such an offer provides for shareholders. However, governance issues around the merger or demerger offer will be considered relevant if they have the potential to materially affect shareholders’ rights.

Areas where such issues will be considered relevant include:

  Whether a merger is being conducted via the NZ Takeovers Code.

  Where a merger or demerger agreement includes significant penalties that will be triggered should shareholders not approve it (’break fees’).

Even where there are potential governance shortcomings in a proposed merger or demerger, ISS may still recommend FOR the transaction on a ‘lesser of two evils’ basis, but may consider the conduct of the directors involved when assessing them as candidates for election to other boards.

As a general rule, however ISS will recommend FOR mergers and acquisitions and demergers/spinoffs unless:

  The impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group.

  The company’s structure following the acquisition or merger does not reflect good corporate governance.

  Concerns exist that the negotiation process may have had an adverse impact on the valuation of the terms of the offer.

Recommend AGAINST if the company does not provide sufficient information upon request to make an informed voting decision.

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SHARE CAPITAL

Reduction of Share Capital: Absorption of Losses

ISS Recommendation: Generally, FOR

These types of capital reduction do not involve any funds being returned to shareholders. A company may take this action if its net assets are in danger of falling below the aggregate of its liabilities and its stated capital. ISS usually supports such proposals as they are considered to be routine accounting measures.

Issue of Shares (Placement): Advance Approval

ISS Recommendation: CASE-BY-CASE

The NZSX Listing Rules, since changes adopted in April 2009, contain a general cap on non-pro-rata share issues of 20 percent of total equity over a rolling 12-month period (the limit was formerly 15 percent). Listing Rule 7.3.5(a)(i) allows shareholders to vote to carve out from the ‘20-percent-in-12-months’ cap a particular, proposed issue of shares. If shareholders vote to approve this type of resolution, then the share allotments in question will not be counted in calculating the 20 percent in 12 months cap for the company.

Recommend CASE-BY-CASE on all requests taking into consideration:

  Dilution to shareholders: In some cases, companies may need the ability to raise funds for routine business contingencies without the expense of carrying out a rights issue. Such contingencies could include the servicing of option plans, small acquisitions, or payment for services. When companies make issuance requests without preemptive rights, shareholders not participating in the placement will suffer dilution. ISS routinely recommends FOR issuance requests without preemptive rights for up to 20 percent of a company’s outstanding capital;

  The discount/premium in purchase price to the investor;

  The intended use of the proceeds;

  Any fairness opinion provided by the company;

  The impact of the issue on control of the company;

  The financing or strategic alternatives explored by the company;

  If the negotiations surrounding the placement were conducted at arms-length;

  The conversion rates on convertible equity (if applicable).

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Issue of Shares (Placement): Retrospective Approval

ISS Recommendation: CASE-BY-CASE

Listing Rule 7.3.5(a)(iii) allows shareholders to vote to carve out from the ‘20-percent-in-12-months’ cap an issue of shares made some time in the previous 12 months. If shareholders vote to approve this type of resolution, then the share allotments in question will not be counted in calculating the 20 percent in 12 months cap for the company.

It is ISS policy to approve such proposals unless the prior issue does not conform to ISS guidelines on share issuance in terms of dilution.

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REMUNERATION

In assessing executive and director remuneration, ISS’ overriding consideration is how remuneration relates to shareholders’ interests, specifically:

  That remuneration for non-executive directors is sufficient to attract and retain high calibre board members, but is not structured in such a way as to compromise their ability to oversee the company;

  That remuneration for executive directors and executives is sufficient to attract and retain talented individuals but is not excessive compared to appropriate market standards;

  That a reasonable proportion of executive remuneration is linked to company performance, and a substantial portion of performance linked remuneration be linked to company performance over the medium to long term;

  That all remuneration paid to directors and senior executives is clearly disclosed, and enables shareholders to assess how this remuneration relates to company performance.

Remuneration of Non-executive Directors – Increase in Aggregate Fee Cap

ISS Recommendation: CASE-BY-CASE

This type of resolution seeks shareholder approval for an increase in the maximum aggregate level of fees able to be paid to a company’s non-executive directors. It is a requirement of the NZSX Listing Rules that companies must obtain shareholder approval for any increase in the fee cap or alternatively, the individual remuneration paid to non-executive directors. Changes to the Listing Rules in April 2009 also allow the resolution authorising the directors’ remuneration to enable the directors to receive some or all of their fees in shares issued at the market price.

ISS takes into account the size of the proposed increase, the level of fees compared to those at peer companies and the explanation the board has given for the proposed increase.

ISS will generally recommend FOR any fee cap resolution that also seeks to allow directors to receive part or all of their fees in shares. The NZSX Corporate Governance Code and investor governance guidelines worldwide support such schemes as increasing the alignment of interests between directors and shareholders.

Remuneration of Non-executive Directors – Issue of options

ISS Recommendation: Generally, AGAINST

This type of resolution seeks shareholder approval for the issue of options, or similar performance-linked securities, to non- executive directors. The NZSX Code encourages such schemes. However ISS will generally recommend AGAINST the issue of options to non-executive directors because issuing performance-linked equity incentives to directors may impair their ability to exercise independent judgment on behalf of investors. Investor governance standards such as the U.K. Combined Code and various Australian codes oppose the issue of options to non-executive directors. As noted elsewhere, outside of certain circumstances (such as very large equity issues), the NZSX Listing Rules no longer require shareholder approval for the issue of options to directors.

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Transparency of CEO incentives

It is common in NZSX-listed companies for the CEO not to be a member of the board of directors. NZ-registered companies are only required to disclose the individual remuneration of directors, although since changes to the Listing Rules in April

2009 shareholders are no longer able to vote on proposals concerning the issue of options to directors. It is reasonable for shareholders to be able to assess the remuneration of the most senior member of management, and to be able to vote on any equity incentives that they may be offered.

On this basis, in circumstances where the CEO’s remuneration is not subject to any shareholder approval or scrutiny, ISS may consider recommending AGAINST the reelection of directors of a company who serve on the remuneration committee. This will only be done in cases where it appears that the CEO has been granted a substantial quantity of equity incentives.

This will be assessed on a case-by-case basis, and will only be considered in cases where there appears to be no credible alternate explanation for a CEO not being a member of the board. ISS acknowledges there are circumstances in which it may be appropriate for a CEO not to be a director and will take into account all relevant circumstances of a particular company before making such a recommendation.

Remuneration of Executives: Options and Other Long-Term Incentives

ISS Recommendation: CASE-BY-CASE

Under the NZSX Listing Rules, companies are able to issue securities to employees without shareholder approval so long as such issues do not exceed 3 percent of issued capital per annum. Since changes to the Listing Rules in April 2009, approval is not required for the issue of securities to directors so long as the issue occurs under the general employee share plan limit and their participation is determined on the same basis as that of other employees. Certain NZ companies will continue to require shareholder approval of equity incentives for directors given they are also listed on the Australian Securities Exchange, where Listing Rule 10.14 requires prior approval for the issue of equity securities to a director under an employee incentive scheme.

ISS reviews long-term incentive plans and share option plans (and proposed grants of options and shares to particular directors) according to the following criteria:

Exercise price

  The exercise price for options should not be at a discount to market price at grant date (in the absence of demanding performance hurdles).

  Plans should not allow for the alteration of the terms of worthless options.

Vesting period

  There should be appropriate time restrictions before options can be exercised (if 50 percent or more of securities can vest in two years or less, this is generally considered too short).

Performance hurdles

  Generally, hurdles that relate to total shareholder return (TSR) (share price movement plus dividends and capital returns) are preferable to hurdles that specify an absolute share price target or an accounting measure of performance (such as earnings per share: EPS).

ISS' 2013 New Zealand Proxy Voting Guidelines	-16-

  Where a relative hurdle is used (comparing the company’s performance against a group of peers or against an index), no vesting should occur for sub-median performance. ISS will consider the availability of an appropriate peer group for NZ based companies as a material factor in assessing relative benchmarks.

  The use of ‘indexed options’ – where the exercise price of an option is increased by the movement in a suitable index of peer companies (such as the NZX50) is generally considered a sufficiently demanding hurdle.

  A sliding-scale hurdle – under which the percentage of options/rights that vest increases according to a sliding scale of performance (whether absolute or relative) – is generally preferable to a hurdle under which 100 percent of options vest once a single target is achieved.

  In the absence of relative performance hurdles, absolute share price hurdles may be appropriate so long as they are sufficiently stretching. Where an absolute share-price target is used, executives can be rewarded by a rising market even if their company does relatively poorly. In addition, even if a share price hurdle is set at a significantly higher level than the prevailing share price, if the option has a long life then the hurdle may not be particularly stretching.

  In considering whether an absolute share price target is sufficiently stretching, ISS will consider a company’s explanation of how the target share price has been calculated. ISS will be more likely to consider an absolute share price target as sufficiently stretching when the target price is reflected in the option exercise price.

  The issue of options with no performance conditions other than continued service and the exercise price (set as being equal to the share price on date of issue) is not generally considered to be a sufficiently demanding hurdle.

  ISS will support incentive schemes with accounting-based hurdles if they are sufficiently demanding. An accounting-based hurdle does not necessarily require that shareholder value be improved before the incentive vests as it is possible for incentives to vest – and executives to be rewarded – without any medium- to long-term improvement in returns to shareholders. Growth in EPS may, but does not always, translate into a material increase in share price and dividends over the medium to long-term.

  Hurdles which relate option vesting to share price performance against a company’s cost of capital may be considered acceptable if the exercise price is adjusted to reflect the cost of capital over the vesting period. Shareholders must also be given sufficient information to determine if the cost of capital will be calculated or reviewed independently of management.

  Two different types of options should be distinguished: (1) grants of market-exercise-price options (traditional options), and (2) zero exercise price options (also called conditional awards, performance shares, and performance rights). Traditional options have an in-built share price appreciation hurdle, because the share price must increase above its level at grant date for the executive to have an incentive to exercise. Performance rights have no exercise price; the executive pays nothing to the company on exercising the rights. An EPS hurdle can lead to executive reward without any increase in shareholder return if the instruments are performance rights, but not if they are traditional options. Therefore, an EPS hurdle can more readily be supported if traditional options, rather than performance rights, are being granted.

  For an EPS target to be sufficiently stretching, where a single target is used (with 100 percent of options/rights vesting on the target being achieved), the target should generally specify a challenging target that is at least in line with analyst and management earnings forecasts. For targets which see rewards vest based on a sliding scale, vesting should start at a level below consensus forecasts only if a substantial portion of the award vests for performance above consensus forecasts.

ISS' 2013 New Zealand Proxy Voting Guidelines	-17-

Retesting

  ISS does not support excessive retesting of options grants against performance hurdles. Many NZ companies use performance hurdles such as cost of capital relative to share price that allow for continual retesting and the issue of retesting against performance hurdles does not appear to have been raised with NZ companies in the past and many equity grants to executive directors have been modest in size. As such, it is not appropriate for ISS to recommend AGAINST a particular options grant on the basis of excessive retesting. However, ISS will continue to review NZ companies’ practices in this area with a view to considering the frequency of retesting in assessing grants sometime in the future.

  ISS will however generally recommend AGAINST incentive schemes that provide for retesting against performance hurdles on a rolling-basis. For retesting to be acceptable, at a minimum it should assess performance against the hurdle from the inception date to the date of vesting.

Transparency

  The methodology for determining exercise price of options should be disclosed.

  Shareholders should be presented with sufficient information to determine whether an incentive scheme will reward superior future performance.

  The proposed volume of securities which may be issued under an incentive scheme should be disclosed to enable shareholders to assess dilution.

  Time restrictions before options can be exercised should be disclosed, as should the expiry date of the options. Any restrictions on disposing of shares received on the exercise of options should be disclosed.

  If a value has been assigned to the options, the method used to calculate cost of options should be disclosed.

  The method of purchase or issue of shares on exercise of options should be disclosed.

Dilution of existing shareholders’ equity

  The aggregate number of shares and options issued under all employee and executive incentive schemes should not exceed 10 percent of issued capital.

Level of reward

  The value of options granted (assuming performance hurdles are met) should be consistent with comparable schemes operating in similar companies.

Who can participate in the scheme?

  The scheme should be open to all key executives.

  The scheme should not be open to non-executive directors.

ISS' 2013 New Zealand Proxy Voting Guidelines	-18-

Other

  Incentive plans should include reasonable change-in-control provisions (i.e. pro-rata vesting based on the proportion of the vesting period expired and performance against the hurdles taking into account the size of awards).

  Incentive plans should include ‘good’ leaver/’bad’ leaver provisions to minimize excessive and unearned payouts.

In summary, ISS will generally recommend AGAINST plans and proposed grants under plans, if any of the following apply:

  The company failed to disclose adequate information regarding any element of the scheme;

  The performance hurdles are not sufficiently demanding;

  The plan permits retesting of grants based on rolling performance;

  The plan allows for excessive dilution.

Remuneration: Shareholder resolutions

ISS will generally recommend FOR appropriately structured shareholder resolutions calling for increased disclosure of executive remuneration and/or the introduction of a non-binding shareholder vote on a company’s remuneration policy. The NZ Companies Act and the NZSX Listing Rules do not presently require the disclosure of senior executives’ remuneration – beyond disclosure of the number of executives earning above NZ$100,000 per annum in bands of NZ$10,000 – or what part of executives’ remuneration is linked to performance.

Executives are employees of shareholders, and it is therefore appropriate for shareholders to be informed as to the level of executive remuneration, and how it is determined. It is also appropriate for shareholders to be given a non-binding vote on a company’s general approach to executive remuneration, and a number of jurisdictions, including the U.K., Australia, Sweden, and the Netherlands, have adopted such non-binding votes. These votes can be a valuable and relatively inexpensive way for shareholders to communicate concerns over remuneration to a company.

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Social/Environmental Issues

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor covered standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will be considered:

  If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

  If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

  Whether the proposal's request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;

  The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

  If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

  If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

ISS' 2013 New Zealand Proxy Voting Guidelines	-20-

MISCELLANEOUS

Constitutional Amendment

ISS Recommendation: CASE-BY-CASE

Proposals to amend the company’s constitution are required to be approved by a special resolution (75 percent majority of votes cast).

Proposals range from a general updating of various clauses to reflect changes in corporate law and NZSX Listing Rules, to complete replacement of an existing constitution with a new "plain language," and updated, version.

ISS will pay particular attention to the likely impact of any proposed amendment on the rights of shareholders, and will generally recommend AGAINST any amendment that reduces shareholder rights without adequate justification.

ISS' 2013 New Zealand Proxy Voting Guidelines	-21-

DISCLOSURE/DISCLAIMER

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (“ISS”), its subsidiaries, or, in some cases third party suppliers. The Information may not be reproduced or redisseminated in whole or in part without prior written permission of ISS.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits) or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

ISS' 2013 New Zealand Proxy Voting Guidelines	-22-

PART C - OTHER INFORMATION

Item 28.           Exhibits.

(a)	(1)

Amended and Restated Declaration of Trust of Registrant dated November 19, 1987 is incorporated herein by reference to Exhibit (1)(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).

	(2)

Amendment dated July 16, 1990 to Amended and Restated Declaration of Trust of Registrant dated November 19, 1987 is incorporated herein by reference to Exhibit (1)(b) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).

	(3)

Amendment No. 2 dated November 12, 2003 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit 1(c) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).

	(4)

Amendment No. 3 dated February 19, 2010 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit a(4) to Post-Effective Amendment No 71 as filed with the Commission on April 30, 2010 (Registration No. 2-75677).

(b)	(1)

Registrant's Amended and Restated Code of Regulations dated October 24, 1995 is incorporated herein by reference to Exhibit 2(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).

	(2)

Amendment No. 1 dated November 15, 2006 to Amended and Restated Code of Regulations dated October 24, 1995 is incorporated herein by reference to Exhibit (b)(2) to Post-Effective Amendment No. 61 as filed with the Commission on April 30, 2007 (Registration No. 2-75677).

(c)

See Articles IV, V and VIII of the Amended and Restated Declaration of Trust which is incorporated herein by reference to Exhibit (1)(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677); Amendment to Amended and Restated Declaration of Trust which is incorporated herein by reference to Exhibit (1)(b) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677); and Article II, Article V and Sections 6.1 and 6.4 of Article VI of the Amended and Restated Code of Regulations which is incorporated herein by reference to Exhibit 2(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).

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(d)	(1)

Amended and Restated Advisory Agreement dated November 1, 2000 between Registrant and Denver Investment Advisors LLC relating to Registrant’s MIDCO Growth Fund, Blue Chip Fund, Small-Cap Opportunity Fund, Mid-Cap Value Fund (formerly the Mid-Cap Opportunity Fund), Small-Cap Opportunity Fund (formerly Small-Cap Growth Fund), Select Fund, International Small Cap Fund (formerly the International Frontier Fund), Flexible Income Fund (formerly the Intermediate-Term Bond Fund), Plus Bond Fund (formerly the Long-Term Bond Fund) and Colorado Tax-Exempt Fund is incorporated herein by reference to Exhibit (d) to Post-Effective Amendment No. 53 as filed with the Commission on September 24, 2001 (Registration No. 2-75677).

	(2)

Advisory Agreement dated January 15, 2003 between Registrant and Denver Investment Advisors LLC relating to the Sarbanes-Oxley Act of 2002 is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 64  as filed with the Commission on April 2, 2008 (Registration No. 2-75677).

	(3)

Amendment No. 1 dated September 20, 2004 to the Amended and Restated Investment Advisory Agreement dated as of November 1, 2000 between Registrant and Denver Investment Advisors LLC is incorporated herein by reference to Exhibit 99.6(c) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).

	(4)

Amendment No. 2 dated May 21, 2008 to Amended and Restated Investment Advisory Agreement dated as of November 1, 2000 between Registrant and Denver Investment Advisors LLC is incorporated herein by reference to Exhibit (d)(4) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).

	(5)

Form of Amendment No. 3 dated May 1, 2012 to Amended and Restated Investment Advisory Agreement dated as of November 1, 2000 between Registrant and Denver Investment Advisors LLC is incorporated herein by reference to Exhibit (d)(5) to Post-Effective Amendment No. 74 as filed with the Commission on April 27, 2012 (Registration No. 2-75677).

	(6)

Fee Waiver Letter Agreement dated April 30, 2011 among Registrant, ALPS Fund Services, Inc. and Denver Investment Advisors LLC is incorporated herein by reference to Exhibit (d)(5) to Post-Effective Amendment No. 72 as filed with the Commission on April 29, 2011 (Registration No. 2-75677).

	(7)

Fee Waiver Letter Agreement dated April 27, 2012 among Registrant and Denver Investment Advisors LLC is incorporated herein by reference to Exhibit (d)(7) to Post-Effective Amendment No. 74 as filed with the Commission on April 27, 2012 (Registration No. 2-75677).

(e)	(1)

Distribution Agreement dated September 30, 2005 between Registrant and ALPS Distributors, Inc. relating to Registrant’s MIDCO Growth Fund, Blue Chip Fund, Flexible Income Fund, Plus Bond Fund, Growth Fund, Small-Cap Opportunity Fund, Colorado Tax-Exempt Fund, Mid-Cap Value Fund, Small-Cap Value Fund, Select Fund and International Small-Cap Fund is incorporated herein by reference to Exhibit (e)(1) to Post-Effective Amendment No. 60 as filed with the Commission on September 28, 2006 (Registration No. 2-75677).

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	(2)

Amendment No. 1 dated May 21, 2008 to the Distribution Agreement dated as of September 30, 2005 between ALPS Distributors, Inc. and Registrant is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).

	(3)

Form of Broker/Dealer Selling Agreement is incorporated herein by reference to Exhibit (e)(3) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).

	(4)

Form of Shareholder Servicing Agreement is incorporated herein by reference to Exhibit (e)(4) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).

	(5)

Anti-Money Laundering Delegation Amendment dated September 30, 2005 to Distribution Agreement dated September 30, 2005 between Registrant and ALPS Distributors, Inc. is incorporated herein by reference to Exhibit (e)(5) to Post-Effective Amendment No. 64 as filed with the Commission on April 2, 2008 (Registration No. 2-75677).

	(6)

Letter Agreement dated October 1, 2003 between Registrant and ALPS Distributors, Inc. is incorporated herein by reference to Exhibit (7)(a)(iv) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).

	(7)

Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. relating to Registrant’s Growth Fund, MIDCO Growth Fund, Select Fund, Blue Chip Fund, Mid-Cap Value Fund, Small-Cap Opportunity Fund, Small-Cap Value Fund, Micro-Cap Opportunity Fund, International Small-Cap Fund, Flexible Income Fund, Plus Bond Fund, and Colorado Tax-Exempt Fund, is incorporated herein by reference to Exhibit (e)(7) to Post-Effective Amendment No. 74 as filed with the Commission on April 27, 2012 (Registration No. 2-75677).

(f)

Westcore Trust Deferred Compensation Plan (as amended and restated effective February 13, 2008) is incorporated herein by reference to Exhibit (f) to Post-Effective Amendment No. 64 as filed with the Commission on April 2, 2008 (Registration No. 2-75677).

	(1)

Amendment dated December 31, 2010 to Deferred Compensation Plan is incorporated herein by reference to Exhibit (f)(1) to Post-Effective Amendment No. 72 as filed with the Commission on April 29, 2011 (Registration No. 2-75677).

(g)	(1)

Custody Agreement dated October 1, 1999 between Registrant and Bank of New York is incorporated herein by reference to Exhibit (g)(1) to Post-Effective Amendment No. 51 as filed with the Commission on July 18, 2000 (Registration No. 2-75677).

	(2)

Amendment No. 1 dated December 15, 1999 to Custody Agreement dated October 1, 1999 relating to Registrant’s International Small-Cap Fund is incorporated herein by reference to Exhibit (g)(2) to Post-Effective Amendment No. 51 as filed with the Commission on July 18, 2000 (Registration No. 2-75677).

	(3)

Amendment dated July 2, 2001 to Custody Agreement dated as of October 1, 1999 between Bank of New York and Registrant is incorporated herein by reference to Exhibit (g)(7) to Post-Effective Amendment No. 54 as filed with the Commission on September 25, 2002 (Registration No. 2-75677).

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	(4)

Amendment and Supplement dated December 15, 2006 to Custody Agreement dated as of October 1, 1999 between Bank of New York and Registrant is incorporated herein by reference to Exhibit (g)(4) to Post-Effective Amendment No. 64 as filed with the Commission on April 2, 2008 (Registration No. 2-75677).

	(5)

Amendment No. 3 dated May 21, 2008 to the Custody Agreement dated as of October 1, 1999 between Bank of New York Mellon Corporation and Registrant is incorporated herein by reference to Exhibit (g)(5) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).

	(6)

Foreign Custody Manager Agreement dated July 2, 2001 between Bank of New York and Registrant is incorporated herein by reference to Exhibit (g)(6) to Post-Effective Amendment No. 54 as filed with the Commission on September 25, 2002 (Registration No. 2-75677).

	(7)

Amendment No. 1 dated May 21, 2008 to the Foreign Custody Manager Agreement dated July 2, 2001 between Bank of New York Mellon Corporation and Registrant is incorporated herein by reference to Exhibit (g)(7) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).

	(8)

Westcore Custody Services Fee Schedule dated August 19, 2009 is incorporated herein by reference to Exhibit g(8) to Post-Effective Amendment No 71 as filed with the Commission on April 30, 2010 (Registration No. 2-75677).

	(9)

Westcore Restricted Securities Pricing Program Services fee schedule is incorporated herein by reference to Exhibit (g)(10) to Post-Effective Amendment No. 64 as filed with the Commission on April 2, 2008 (Registration No. 2-75677).

(h)	(1)	(i)

Second Amended and Restated Administration Agreement dated January 1, 2006 among Registrant, Denver Investment Advisors LLC and ALPS Mutual Funds Services, Inc. relating to Registrant’s Colorado Tax-Exempt Fund, Plus Bond Fund (formerly known as the Intermediate-Term Bond Fund), Flexible Income Fund (formerly known as the Long-Term Bond Fund), Growth Fund(formerly known as the Growth and Income Fund and the Equity Income Fund), MIDCO Growth Fund, Blue Chip Fund (formerly known as the Modern Value Equity Fund), Small-Cap Opportunity Fund, Small-Cap Value Fund, Mid-Cap Value Fund (formerly known as the Mid-Cap Opportunity Fund), Select Fund and International Small-Cap Fund (formerly known as the International Frontier Fund) is incorporated herein by reference to Exhibit (h)(1)(i) to Post-Effective Amendment No. 60 as filed with the Commission on September 28, 2006 (Registration No. 2-75677).

		(ii)

Amendment No. 1 dated February 22, 2006 to the Second Amended and Restated Administration Agreement dated January 1, 2006 among Registrant, Denver Investment Advisors LLC and ALPS Mutual Funds Services, Inc. is incorporated herein by reference to Exhibit (h)(1)(ii) to Post-Effective Amendment No. 60 as filed with the Commission on September 28, 2006 (Registration No. 2-75677).

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		(iii)

Addendum dated September 1, 2006 to Second Amended and Restated Administration Agreement dated January 1, 2006 among ALPS Fund Services, Inc., Denver Investment Advisors LLC and Registrant is incorporated herein by reference to Exhibit (h)(1)(iii) to Post-Effective Amendment No. 61 as filed with the Commission on April 30, 2007 (Registration No. 2-75677).

		(iv)

Amendment No. 3 dated August 21, 2007 to the Second Amended and Restated Administration Agreement dated January 1, 2006 among Registrant, Denver Investment Advisors LLC and ALPS  Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(1)(iv) Post-Effective Amendment No. 63 as filed with the Commission on September 27, 2007 (Registration No. 2-75677).

		(v)

Amendment No. 4 dated May 21, 2008 to the Second Amended and Restated Administration Agreement dated January 1, 2006 among Registrant, Denver Investment Advisors LLC and ALPS Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(1)(v) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).

		(vi)

Amendment No. 5 dated October 16, 2008 to the Second Amended and Restated Administration Agreement dated January 1, 2006 among Registrant, Denver Investment Advisors LLC and ALPS Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(1)(vi) to Post-Effective Amendment No. 68 as filed with the Commission on April 30, 2009 (Registration No. 2-75677).

		(vii)

Side Letter Agreement dated January 1, 2006 between Denver Investment Advisors LLC and ALPS Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(1)(iii) to Post-Effective Amendment No. 60 as filed with the Commission on September 28, 2006 (Registration No. 2-75677).

		(viii)

Form-of Administration Agreement dated May 1, 2012 between Registrant and Denver Investment Advisors LLC relating to Registrant’s Growth Fund, MIDCO Growth Fund, Select Fund, Blue Chip Fund, Mid-Cap Value Fund, Small-Cap Opportunity Fund, Small-Cap Value Fund, Micro-Cap Opportunity Fund, International Small-Cap Fund, Flexible Income Fund, Plus Bond Fund, and Colorado Tax-Exempt Fund is incorporated herein by reference to Exhibit (h)(1)(viii) to Post-Effective Amendment No. 74 as filed with the Commission on April 27, 2012 (Registration No. 2-75677).

	(2)	(i)

Transfer Agency and Service Agreement dated October 13, 2003 between Registrant and ALPS Mutual Funds Services, Inc. is incorporated herein by reference to Exhibit 13(b)(i) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).

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		(ii)

Letter Agreement dated October 1, 2003 between Registrant and ALPS Mutual Funds Services, Inc. is incorporated herein by reference to Exhibit 13(b)(ii) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).

		(iii)

Addendum dated September 1, 2006 to Transfer Agency and Service Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant is incorporated herein by reference to Exhibit (h)(2)(iii) to Post-Effective Amendment No. 61 as filed with the Commission on April 30, 2007 (Registration No. 2-75677).

		(iv)

Amendment No. 1 dated September 1, 2006 to Transfer Agency and Service Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant is incorporated herein by reference to Exhibit (h)(2)(iv) to Post-Effective Amendment No. 64 as filed with the Commission on April 2, 2008 (Registration No. 2-75677).

		(v)

Amendment No. 2 dated May 21, 2008 to Transfer Agency and Service Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant is incorporated herein by reference to Exhibit (h)(2)(v) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).

		(vi)

Amendment No. 3 dated December 1, 2009 to Transfer Agency and Service Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant is incorporated herein by reference to Exhibit h(2)(vi) to Post-Effective Amendment No 71 as filed with the Commission on April 30, 2010 (Registration No. 2-75677).

		(vii)

Letter Amendment dated October 13, 2003 to the Transfer Agency and Service Agreement between Registrant and ALPS Mutual Funds Services, Inc. is incorporated herein by reference to Exhibit (h)(2)(vi) to Post-Effective Amendment No. 64 as filed with the Commission on April 2, 2008 (Registration No. 2-75677).

		(viii)

Letter Amendment dated December 10, 2004 to the Transfer Agency and Service Agreement dated October 13, 2003 between Registrant and ALPS Mutual Funds Services, Inc. is incorporated herein by reference to Exhibit (h)(2)(vii) to the April 2, 2008 as filed with the Commission on April 2, 2008 (Registration No. 2-75677).

		(ix)

Transfer Agent Interactive Client Services Agreement dated October 13, 2003 between Registrant and ALPS Mutual Funds Services, Inc. is incorporated herein by reference to Exhibit 13(b)(iii) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).

		(x)

Indemnification Agreement dated as of October 13, 2003 between Registrant and Denver Investment Advisors LLC regarding Transfer Agent Interactive Client Services Agreement is incorporated herein by reference to Exhibit 13(b)(iv) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).

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		(xi)

Amended Fee Schedule to Transfer Agency Service Agreement dated as of February 18, 2004 effective as of October 13, 2004 is incorporated herein by reference to Exhibit 13(b)(v) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).

		(xii)

Delegation Agreement dated October 13, 2003 between Registrant and ALPS Mutual Funds Services, Inc. is incorporated herein by reference to Exhibit 13(b)(vi) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).

		(xiii)

First Amendment dated October 1, 2004 to the Transfer Agent Interactive Client Services Agreement dated October 13, 2003 between Registrant and ALPS Mutual Funds Services, Inc. is incorporated herein by reference to Exhibit (h)(2)(vii) to Post-Effective Amendment No. 58 as filed with the Commission on July 22, 2005 (Registration No. 2-75677).

		(xiv)

Amendment No. 2 dated December 13, 2004 to the Transfer Agent Interactive Client Services Agreement dated October 13, 2003 between Registrant and ALPS Mutual Funds Services, Inc. is incorporated herein by reference to Exhibit (h)(2)(viii) to Post-Effective Amendment No. 58 as filed with the Commission on July 22, 2005 (Registration No. 2-75677).

		(xv)

Amendment No. 3 dated September 1, 2006 to the Transfer Agent Interactive Client Services Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant is incorporated herein by reference to Exhibit (h)(2)(x) to Post-Effective Amendment No. 61 as filed with the Commission on April 30, 2007 (Registration No. 2-75677).

		(xvi)

Amendment No. 4 dated May 21, 2008 to the Transfer Agent Interactive Client Services Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant is incorporated herein by reference to Exhibit (h)(2)(xv) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).

	(3)	(i)

Amended and Restated Bookkeeping and Pricing Agreement dated February 9, 2004 between Registrant and ALPS Mutual Funds Services, Inc. is incorporated herein by reference to Exhibit 13(c)(i) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).

		(ii)

Addendum dated September 1, 2006 to Amended and Restated Bookkeeping and Pricing Agreement dated February 9, 2004 between ALPS Fund Services, Inc. and Registrant is incorporated herein by reference to Exhibit (h)(3)(ii) to Post-Effective Amendment No. 61 as filed with the Commission on April 30, 2007 (Registration No. 2-75677).

		(iii)

Amendment No. 2 dated August 21, 2007 to Amended and Restated Bookkeeping and Pricing Agreement dated February 9, 2004 between ALPS Fund Services, Inc. and Registrant is incorporated herein by reference to Exhibit (h)(3)(iii) to Post-Effective Amendment No. 63 as filed with the Commission on September 27, 2007 (Registration No. 2-75677).

C-7
		(iv)

Amendment No. 3 dated May 21, 2008 to Amended and Restated Bookkeeping and Pricing Agreement dated February 9, 2004 between ALPS Fund Services, Inc. and Registrant is incorporated herein by reference to Exhibit (h)(3)(iv) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).

		(v)

Amendment No. 5 dated August 20, 2008 to Amended and Restated Bookkeeping and Pricing Agreement dated February 9, 2004 between ALPS Fund Services, Inc. and Registrant is incorporated herein by reference to Exhibit (h)(1)(vi) to Post-Effective Amendment No. 68 as filed with the Commission on April 30, 2009 (Registration No. 2-75677).

		(vi)

Amended Fee Schedule dated as of September 20, 2004 and effective as of February 9, 2004 is incorporated herein by reference to Exhibit 13(c)(ii) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).

		(vii)

Delegation Agreement dated February 9, 2004 between ALPS Mutual Funds Services, Inc. and Denver Investment Advisors LLC is incorporated herein by reference to Exhibit 13(c)(iii) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).

		(viii)

Administration, Bookkeeping and Pricing Services Agreement dated May 1, 2012 between ALPS Fund Services, Inc. and the Registrant relating to Registrant’s Growth Fund, MIDCO Growth Fund, Select Fund, Blue Chip Fund, Mid-Cap Value Fund, Small-Cap Opportunity Fund, Small-Cap Value Fund, Micro-Cap Opportunity Fund, International Small-Cap Fund, Flexible Income Fund, Plus Bond Fund, and Colorado Tax-Exempt Fund, to be filed by subsequent amendment.

(i)	Not Applicable.
(j)	Not Applicable.
(k)	None.
(l)

Conversion Agreement dated September 30, 1998 between Registrant and Denver Investment Advisors LLC relating to Registrant’s Mid-Cap Opportunity Fund is incorporated herein by reference to Exhibit 13(a) to Post-Effective Amendment No. 48 as filed with the Commission on September 28, 1998 (Registration No. 2-75677).

(m)	None.
(n)	Rule 18f-3 plan is incorporated herein by reference to Exhibit (n) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).
(p)	(1)

Amended Code of Ethics of Registrant dated as of February 22, 2006 is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 60 as filed with the Commission on September 28, 2006 (Registration No. 2-75677).

	(2)

Amended Code of Ethics of Denver Investment Advisors LLC dated as of January 11, 2011 is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 72 as filed with the Commission on April 29, 2011 (Registration No. 2-75677).

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	(3)

Amended Code of Ethics of ALPS Holdings, Inc. and its subsidiaries and affiliates, including ALPS Distributors, Inc. dated as of May 1, 2010 is incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 72 as filed with the Commission on April 29, 2011 (Registration No. 2-75677).

(q)	Powers of Attorney are incorporated herein by reference to Exhibit (q) to Post-Effective Amendment No 71 as filed with the Commission on April 30, 2010 (Registration No. 2-75677).

Item 29.           Persons Controlled By or Under Common Control with the Registrant.

            Registrant is controlled by its Board of Trustees.  Certain of Registrant’s trustees serve on the board of directors/trustees of certain other registered investment companies.  (See “Management of the Funds – Trustees and Officers” in Part B hereof.)

Item 30.           Indemnification.

            Amended and Restated Declaration of Trust.  Section 9.3 of the Registrant’s Amended and Restated Declaration of Trust dated November 19, 1987, as amended, incorporated herein by reference to Exhibit (1)(a) to Post-Effective Amendment No. 45 (Registration No. 2-75677) and Exhibit (a)(4( to Post-Effective Amendment No. 71 (Registration No. 2-75677), provides as follows:

9.3  Indemnification of Trustees, Representatives and Employees. The Trust shall indemnify its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee EXCEPT with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, PROVIDED that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person.  The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, PROVIDED that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust.  The Trustees may make advance payments in connection with the indemnification under this Section 9.3, PROVIDED that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.  For the purpose of this Section 9.3, representatives shall mean the officers of the Trust, as elected or appointed by the Trustees from time to time.

Section 9.6 of the Registrant’s Amended and Restated Declaration of Trust dated November 19, 1987, incorporated herein by reference as Exhibit (1)(a) to Post-Effective Amendment No. 45 (Registration No. 2-75677), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

9.6  Indemnification of Shareholders.  In case any shareholder or former shareholder shall be held to be personally liable solely by reason of his being or having been shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such shareholder to be held harmless from and indemnified against all loss and expense arising from such liability.  The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

            Amended and Restated Investment Advisory Agreement.  Indemnification of Registrant’s investment adviser for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with the performance of this agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under this agreement as provided for in Section 9 of the Amended and Restated Investment Advisory Agreement dated November 1, 2000, incorporated herein by reference as Exhibit (d)(i) to Post-Effective Amendment No. 53 (Registration No. 2-75677).

            Distribution Agreement.  Indemnification of Registrant’s trustees, officers and controlling persons against any and all claims, demands, liabilities and expenses arising from dissemination of untrue material fact or omission of such material fact by the Registrant’s Distributor and used in the Trust’s Registration Statement or in the corresponding statements and in the Trust’s prospectus is provided for in Section 1.10 of Exhibit A to the Distribution Agreement dated November 1, 2011 and is incorporated herein by reference to Exhibit (e)(7) to Post-Effective Amendment No. 74 as filed with the Commission on April 27, 2012 (Registration No. 2-75677).

            Transfer Agency and Service Agreement.  Indemnification of Registrant’s Transfer Agent is provided for in Section 7 of the Transfer Agency and Service Agreement dated October 13, 2003 incorporated herein by reference as Exhibit 13(b)(i) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169) for any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to:

(a)        All actions of the Transfer Agent or its agents or subcontractors required to be taken pursuant to this Agreement (including the defense of any law suit in which the Transfer Agent or affiliate is a named party), provided that such actions are taken in good faith and without negligence or willful misconduct;

(b)        The Fund’s lack of good faith, negligence or willful misconduct;

(c)        The reliance upon, and any subsequent use of or action taken or omitted, by the Transfer Agent, or its agents or subcontractors on: (i) any information, records, documents, data, or services, which are received by the Transfer Agent or its agents or subcontractors by machine readable input, facsimile, CRT data entry, electronic instructions or other similar means authorized by the Fund in writing, and which have been prepared, maintained or performed by the Fund or any other person or firm on behalf of the Fund including but not limited to any broker-dealer, TPA or previous transfer agent; (ii) any instructions or requests of the Fund or any of its officers reasonably believed by the Transfer Agent to be authorized by the Fund’s Board of Trustees; (iii) any instructions or opinions of legal counsel with respect to any matter arising in connection with the services to be performed by the Transfer Agent under this Agreement which are provided to the Transfer Agent after consultation with such legal counsel; or (iv) any paper or document, reasonably believed to be genuine, authentic, and signed by the proper person or persons;

(d)        The offer or sale of Shares in violation of federal or state securities laws or regulations requiring that such Shares be registered or in violation of any stop order or other determination or ruling by any federal or any state agency with respect to the offer or sale of such Shares;

(e)        The negotiation and processing of any checks including without limitation for deposit into the Fund’s demand deposit account maintained by the Transfer Agent, excluding checks not made payable to the order of the Fund, the Fund’s management company, custodian, transfer agent or distributor or the retirement account custodian or trustee for a plan account investing in Shares (such checks are commonly known as “third party checks”) which checks are tendered to the Bank for the purchase of Shares; or

(f)         Upon the Fund’s request entering into any agreements required by the NSCC for the transmission of Fund or Shareholder data through the NSCC clearing systems.

               Internet Transactions Indemnification Agreement.  Indemnification from Denver Investment Advisors LLC under Section 2 of the Indemnification Agreement dated as of October 13, 2003 incorporated herein by reference as Exhibit 13(b)(iv) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169), to defend and hold harmless each Indemnified Party from and against all damages arising out of or resulting from any Claims against such Indemnified Party related to or arising out of:

            (a)        The use of the transfer agent’s computer and software systems which provides an interface between the Internet and public data network service providers; and

            (b)        Communication of shareholder data and/or transaction requests by Denver Investment Advisors LLC, the Trust, the Trust’s shareholders or transfer agent at any time (including prior to and on and after the date of execution hereof and of any written agreement, if any, with DST Systems, Inc.).

“Indemnified Party” means (i) the Trust; (ii) each current, former and future officer, trustee, beneficial interest holder, employee, agent, attorney, predecessor, successor, representative or affiliate of the Trust, but not Denver Investment Advisors LLC or any of Denver Investment Advisors LLC’s current, former and future officers, trustees, beneficial interest holders, employees, agents, attorneys, predecessors, successors or representatives; (iii) any successor, assign, heir, estate or legal representative of any of the parties described in clauses (i) or (ii); and (iv) any series or portfolio of the Trust.

“Claims” means any and all actions, suits, claims, rights, causes of action, demands, damages, losses, liabilities, expenses, costs, attorneys’ fees or charges of whatever kind or nature, whether contingent or fixed, whether known or unknown, whether suspected or unsuspected, which any person (i) now has or claims to have, (ii) at any time had or claimed to have, or (iii) at any time hereafter may have or claim to have.

“Damages” means any and all costs, liabilities, obligations, losses, claims, expenses, damages or judgments of any kind, including reasonable attorneys’ fees and the fees of accountants and experts.

            Other.  Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. Registrant will not pay an insurance premium for insurance coverage which indemnifies for any act for which Registrant itself cannot indemnify.  Generally, trustees and officers of the Registrant are indemnified under contracts entered into with unaffiliated third parties in the ordinary course of business against losses, claims, damages, liabilities and expenses arising out of negligence or willful misconduct, violation of applicable law, breach of material provisions of such contracts or of representations, warranties or covenants made in such contracts.

            Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.           Business and Other Connections of the Investment Adviser.

To Registrant’s knowledge, none of the directors or senior executive officers of Denver Investment Advisors LLC, except those set forth below, is, or has been at any time during Registrant’s past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature.  Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of Denver Investment Advisors LLC who are or have been engaged in any other business, profession, vocation or employment of a substantial nature during the past two years.

DENVER INVESTMENT ADVISORS LLC

Name	Position With Denver Investment Advisors LLC	Other Business Connections	Type of Business
Todger Anderson	Chairman and Chief Compliance Officer	Director and President of Blue Chip Value Fund, Inc.*	Investment Company
Jasper Frontz	Vice President – Compliance and Fund Administration	Chief Compliance Officer and Treasurer of Blue Chip Value Fund, Inc.*	Investment Company

*The Blue Chip Value Fund, Inc. was reorganized into the Westcore Blue Chip Fund on March 28, 2011.  The address of the Blue Chip Value Fund, Inc. was 1225 17th Street, 26th Floor, Denver, Colorado 80202.

Item 32.           Principal Underwriters.

(a)  ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, Ameristock Mutual Fund, Inc., Arbitrage Funds, AQR Funds, BBH Trust, BLDRS Index Funds Trust, BPV Family of Funds, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Columbia ETF Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, The Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds,  Drexel Hamilton Investment Partners LLC, EGA Global Shares Trust, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, GLG Investment Series Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Laudus Trust, Laudus Institutional Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stonebridge Funds Trust, Stone Harbor Investment Funds, Tilson Investment Trust, Transparent Value Trust, db-X Exchange-Traded Funds Inc., Trust for Professional Managers, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, Wilmington Funds and WisdomTree Trust.

(b)        To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc. are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director
Thomas A. Carter	President, Director
Jeremy O. May	Executive Vice President, Director
Diana M. Adams	Senior Vice President, Controller, Treasurer
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales
Mark R. Kiniry	Senior Vice President, National Sales Director-Investments
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer
Tané T. Tyler	Senior Vice President, Secretary, General Counsel
Erin Douglas	Vice President, Senior Associate Counsel
JoEllen Legg	Vice President, Senior Associate Counsel
Paul F. Leone	Vice President, Assistant General Counsel
David T. Buhler	Vice President, Associate Counsel	Secretary
Steven Price	Vice President, Deputy Chief Compliance Officer
James Stegall	Vice President, Institutional Sales Manager

-----------------------------------

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c)        None.

            (d)        None.

Item 33.            Location of Accounts and Records.

(a)        Denver Investment Advisors LLC, 1225 17th Street, 26th Floor, Denver, Colorado 80202 (records relating to its function as investment adviser for the Registrant).

(b)        ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 (records relating to its functions as administrator, transfer agent and bookkeeping and pricing agent for each of Registrant’s investment portfolios).

(c)        ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 (records relating to its function as distributor for each of the Registrant’s investment portfolios).

(d)        The Bank of New York Mellon Corporation, One Wall Street, New York, New York 10286 (records relating to its functions as custodian for each of the Registrant’s investment portfolios).

Item 34.           Management Services.

None.

Item 35.           Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado on the 1st day of March, 2013.

WESTCORE TRUST
Registrant

By:	/s/ Todger Anderson
Todger Anderson
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to Registrant’s Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

	*	Chairman of the	March 1, 2013
	Mary K. Anstine	Board of Trustees

	*	Trustee	March 1, 2013
Rick A. Pederson

	*	Trustee	March 1, 2013
Janice M. Teague

	*	Trustee	March 1, 2013
John A. DeTore

	*	Trustee	March 1, 2013
Douglas M. Sparks

	*	Trustee	March 1, 2013
James A. Smith

	/s/ Jasper R. Frontz	Treasurer (Principal	March 1, 2013
	Jasper R. Frontz	Financial Officer and
Chief Accounting Officer)
Chief Compliance Officer

*By:	/s/ Todger Anderson	President
	Todger Anderson	(Principal Executive Officer)
In his capacity as an officer and as Attorney-in-fact

Exhibit Index

Item#	Description

None.